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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Funds Asset Allocation Portfolio
ING American Funds Global Growth and Income Portfolio
ING American Funds International Growth and Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING BlackRock Health Sciences Opportunities Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING Bond Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING DFA Global Allocation Portfolio
ING DFA World Equity Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Invesco Van Kampen Growth and Income Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Large Cap Growth Portfolio
ING Large Cap Value Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Marsico Growth Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING Oppenheimer Active Allocation Portfolio
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Retirement Conservative Portfolio
ING Retirement Growth Portfolio
ING Retirement Moderate Growth Portfolio
ING Retirement Moderate Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price International Stock Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.1%
21,690,545	American Funds Asset Allocation Fund - Class 1 Shares	$397,804,589	100.1
	Total Investments in Master Fund
	(Cost $291,066,977)	$397,804,589	100.1
	Liabilities in Excess of Other Assets	(261,543)	(0.1)
	Net Assets	$397,543,046	100.0

	Cost for federal income tax purposes is $298,571,416.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$99,233,173
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$99,233,173

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Master Fund	$397,804,589	$—	$—	$397,804,589
Total Investments, at fair value	$397,804,589	$—	$—	$397,804,589

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING American Funds Global Growth And Income Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
MASTER FUND: 99.8%
1,221,446	American Funds Global Growth and Income Fund- Class 1 Shares	$12,739,684	99.8
	Total Investments in Master Fund
	(Cost $11,879,138)	$12,739,684	99.8
	Assets in Excess of Other Liabilities	19,784	0.2
	Net Assets	$12,759,468	100.0

	Cost for federal income tax purposes is $12,196,216.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$543,468
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$543,468

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Master Fund	$12,739,684	$—	$—	$12,739,684
Total Investments, at fair value	$12,739,684	$—	$—	$12,739,684

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING American Funds International Growth and Income Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
MASTER FUND: 99.7%
593,314	American Funds International Growth and Income Fund - Class 1 Shares	$8,964,967	99.7
	Total Investments in Master Fund
	(Cost $8,725,789)	$8,964,967	99.7
	Assets in Excess of Other Liabilities	25,349	0.3
	Net Assets	$8,990,316	100.0

	Cost for federal income tax purposes is $8,935,961.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$29,006
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$29,006

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Master Fund	$8,964,967	$—	$—	$8,964,967
Total Investments, at fair value	$8,964,967	$—	$—	$8,964,967

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.1%
60,956,841	American Funds International Fund - Class 1 Shares	$1,033,828,029	100.1
	Total Investments in Master Fund
	(Cost $1,187,652,013)	$1,033,828,029	100.1
	Liabilities in Excess of Other Assets	(536,824)	(0.1)
	Net Assets	$1,033,291,205	100.0

	Cost for federal income tax purposes is $1,213,514,800.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(179,686,771)
	Net Unrealized Depreciation	$(179,686,771)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Master Fund	$1,033,828,029	$—	$—	$1,033,828,029
Total Investments, at fair value	$1,033,828,029	$—	$—	$1,033,828,029

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
UNDERLYING FUNDS: 100.1%
3,651,603	American FIS Blue Chip I&G Fund - Class 1 Shares	$37,209,831	19.9
3,958,968	American Funds Bond Fund - Class 1 Shares	45,528,130	24.4
319,348	American Funds Growth Fund - Class 1 Shares	19,208,769	10.3
806,152	American Funds High-Income Bond Fund - Class 1 Shares	9,278,813	5.0
1,123,302	American Funds International Fund - Class 1 Shares	19,141,061	10.2
1,240,209	American Funds International Growth and Income Fund - Class 1 Shares	18,739,562	10.0
1,727,316	American Funds New World Fund - Class 1 Shares	37,862,761	20.3
	Total Investments in Underlying Funds
	(Cost $178,820,588)	$186,968,927	100.1
	Liabilities in Excess of Other Assets	(147,003)	(0.1)
	Net Assets	$186,821,924	100.0

	Cost for federal income tax purposes is $179,247,107.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,215,521
	Gross Unrealized Depreciation	(493,701)
	Net Unrealized Appreciation	$7,721,820

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Underlying Funds	$186,968,927	$—	$—	$186,968,927
Total Investments, at fair value	$186,968,927	$—	$—	$186,968,927

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 0.3%
43,500		Service Corp. International	$585,510	0.3

		Consumer Staples: 0.8%
108,800		Brazil Pharma SA	655,832	0.3
27,100		CVS Caremark Corp.	1,312,182	0.5
			1,968,014	0.8
		Health Care: 96.6%
22,407	@	3SBio, Inc. ADR ADR	291,067	0.1
109,700		Abbott Laboratories	7,521,032	3.1
33,800	@	Achillion Pharmaceuticals, Inc.	351,858	0.1
70,300	@	Acorda Therapeutics, Inc.	1,800,383	0.7
22,785	@	Actelion Ltd. - Reg	1,142,117	0.5
50,814		Aetna, Inc.	2,012,234	0.8
54,700		Agilent Technologies, Inc.	2,103,215	0.9
78,396	@	Alexion Pharmaceuticals, Inc.	8,968,502	3.7
56,774	@	Align Technology, Inc.	2,098,935	0.9
52,118		Allergan, Inc.	4,772,966	2.0
26,669	@	Alnylam Pharmaceuticals, Inc.	501,111	0.2
8,800	@	AMERIGROUP Corp.	804,584	0.3
29,900		AmerisourceBergen Corp.	1,157,429	0.5
126,419		Amgen, Inc.	10,659,650	4.4
114,406	@	Ariad Pharmaceuticals, Inc.	2,771,485	1.2
3,144	@	Arqule, Inc.	16,066	0.0
45,100	@	Arthrocare Corp.	1,461,240	0.6
25,000		AstraZeneca PLC	1,193,628	0.5
29,900		Baxter International, Inc.	1,801,774	0.8
16,700		Bayer AG	1,436,027	0.6
44,740	@	Biogen Idec, Inc.	6,676,550	2.8
31,900	@	BioMarin Pharmaceuticals, Inc.	1,284,613	0.5
84,400	@	Brookdale Senior Living, Inc.	1,959,768	0.8
63,348	@	Capital Senior Living Corp.	916,646	0.4
70,647		Cardinal Health, Inc.	2,753,114	1.1
36,100	@	Catamaran Corp.	3,536,717	1.5
122,862	@	Celgene Corp.	9,386,657	3.9
18,800	@	Cerner Corp.	1,455,308	0.6
22,872	@	ChemoCentryx, Inc.	266,001	0.1
32,700		Cigna Corp.	1,542,459	0.6
36,700		Cooper Cos., Inc.	3,466,682	1.4
63,010	@	Covidien PLC	3,744,054	1.6
20,400		CSL Ltd.	970,302	0.4
46,600	@	Cubist Pharmaceuticals, Inc.	2,221,888	0.9
29,071	@	Cyberonics	1,523,902	0.6
30,800		Densply International, Inc.	1,174,712	0.5
16,900	@	Edwards Lifesciences Corp.	1,814,553	0.8
100,600	@	Elan Corp. PLC ADR	1,078,432	0.4
186,500		Eli Lilly & Co.	8,841,965	3.7
77,400	@, L	Exelixis, Inc.	373,068	0.2
103,666	@	Express Scripts Holding Co.	6,496,748	2.7
37,500	@	Forest Laboratories, Inc.	1,335,375	0.6
39,070	@	Genmab A/S	489,388	0.2
90,480	@	Gilead Sciences, Inc.	6,001,538	2.5
26,641	@	Given Imaging Ltd.	388,159	0.2
38,900		HCA Holdings, Inc.	1,293,425	0.5
17,900	@	Henry Schein, Inc.	1,418,933	0.6
41,200	@	Hospira, Inc.	1,352,184	0.6
21,708		Humana, Inc.	1,522,816	0.6
57,900	@	Icon Plc ADR	1,411,023	0.6
26,000	@, L	Illumina, Inc.	1,253,200	0.5
61,500	@, L	Incyte Corp., Ltd.	1,110,075	0.5
26,100	@	Infinity Pharmaceuticals, Inc.	614,655	0.3
2,496	@	Intuitive Surgical, Inc.	1,237,092	0.5
103,600		Johnson & Johnson	7,139,076	3.0
13,800	@	Laboratory Corp. of America Holdings	1,276,086	0.5
38,391	@	Life Technologies Corp.	1,876,552	0.8
29,000	@	Luminex Corp.	563,760	0.2
26,731		McKesson Corp.	2,299,668	1.0
1,546,390	@	Medipattern Corp.	298,865	0.1
67,800	@	Medivation, Inc.	3,821,208	1.6
31,388		Medtronic, Inc.	1,353,451	0.6
160,900		Merck & Co., Inc.	7,256,590	3.0
10,400		Merck KGaA	1,283,807	0.5
4,038	@	Mettler Toledo International, Inc.	689,448	0.3
43,800	@	Momenta Pharmaceuticals, Inc.	638,166	0.3
23,100		Novartis AG	1,413,801	0.6
22,500		Perrigo Co.	2,613,825	1.1
288,930		Pfizer, Inc.	7,179,911	3.0
35,308	@, L	Pharmacyclics, Inc.	2,277,366	0.9
117,926	@, L	Protalix BioTherapeutics, Inc.	610,857	0.3
32,673		Quest Diagnostics	2,072,448	0.9
52,900		Resmed, Inc.	2,140,863	0.9
36,700		Roche Holding AG - Genusschein	6,864,614	2.8
80,900		Sanofi-Aventis	6,923,137	2.9
81,800	@, L	Seattle Genetics, Inc.	2,204,510	0.9
42,000	@	Sirona Dental Systems, Inc.	2,392,320	1.0
36,900		St. Jude Medical, Inc.	1,554,597	0.6
97,500		Stewart Enterprises, Inc.	818,513	0.3
45,200		Stryker Corp.	2,515,832	1.0
38,727	@	Team Health Holdings, Inc.	1,050,664	0.4
41,100		Teva Pharmaceutical Industries Ltd. ADR	1,701,951	0.7
41,400		Thermo Fisher Scientific, Inc.	2,435,562	1.0
37,200	@	Thoratec Corp.	1,287,120	0.5
21,847		UCB S.A.	1,202,209	0.5

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
81,875		UnitedHealth Group, Inc.	$4,536,694	1.9
43,000		Universal Health Services, Inc.	1,966,390	0.8
26,700	@	Valeant Pharmaceuticals International, Inc.	1,475,709	0.6
81,767	@	VCA Antech, Inc.	1,613,263	0.7
24,680	@, L	Verastem, Inc.	231,745	0.1
67,620	@	Vertex Pharmaceuticals, Inc.	3,783,339	1.6
19,632	@	Waters Corp.	1,635,935	0.7
31,000	@	Watson Pharmaceuticals, Inc.	2,639,960	1.1
23,700		WellPoint, Inc.	1,374,837	0.6
26,400		Zimmer Holdings, Inc.	1,785,168	0.7
			232,577,122	96.6
		Industrials: 0.6%
59,729		Koninklijke Philips Electronics NV	1,394,520	0.6

		Materials: 0.5%
15,900		Sigma-Aldrich Corp.	1,144,323	0.5

		Total Common Stock
		(Cost $209,194,975)	237,669,489	98.8

WARRANTS: 0.0%
		Health Care: 0.0%
133,228	@	Novavax, Inc.	46,670	0.0

		Total Warrants
		(Cost $—)	46,670	0.0

		Total Long-Term Investments
		(Cost $209,194,975)	237,716,159	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
		Securities Lending Collateral(cc)(1): 2.5%
1,450,566		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,450,596, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,479,577, due 09/01/18-08/01/48)	$1,450,566	0.6
1,450,566		JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $1,450,595, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,479,581, due 02/23/14-04/01/48)	1,450,566	0.6
1,450,566		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,450,590, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,479,577, due 05/20/41-09/20/41)	1,450,566	0.6
1,450,566		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,450,601, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,479,577, due 10/24/12-10/01/40)	1,450,566	0.6
305,379		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $305,385, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $311,487, due 07/01/41-09/01/42)	305,379	0.1
			6,107,643	2.5

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.1%
9,787,887		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $9,787,887)	$9,787,887	4.1

		Total Short-Term Investments
		(Cost $15,895,530)	15,895,530	6.6

		Total Investments in Securities (Cost $225,090,505)	$253,611,689	105.4
		Liabilities in Excess of Other Assets	(12,918,173)	(5.4)
		Net Assets	$240,693,516	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $226,076,951.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$31,383,225
		Gross Unrealized Depreciation	(3,848,487)
		Net Unrealized Appreciation	$27,534,738

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$585,510	$—	$—	$585,510
Consumer Staples	1,968,014	—	—	1,968,014
Health Care	209,658,092	22,919,030	—	232,577,122
Industrials	—	1,394,520	—	1,394,520
Materials	1,144,323	—	—	1,144,323
Total Common Stock	213,355,939	24,313,550	—	237,669,489
Warrants	—	46,670	—	46,670
Short-Term Investments	9,787,887	6,107,643	—	15,895,530
Total Investments, at fair value	$223,143,826	$30,467,863	$—	$253,611,689
Other Financial Instruments+
Forward Foreign Currency Contracts	—	84,699	—	84,699
Total Assets	$223,143,826	$30,552,562	$—	$253,696,388
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,042,968)	$—	$(1,042,968)
Total Liabilities	$—	$(1,042,968)	$—	$(1,042,968)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2012 (Unaudited) (continued)

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	512,000	Buy	10/17/12	$628,348	$658,061	$29,713
Deutsche Bank AG	EU Euro	725,000	Buy	10/17/12	896,395	931,824	35,429
UBS Warburg LLC	Swiss Franc	381,000	Buy	10/17/12	390,109	405,240	15,131
							$80,273

Citigroup, Inc.	Swiss Franc	487,000	Sell	10/17/12	$520,193	$517,984	$2,209
Citigroup, Inc.	EU Euro	550,000	Sell	10/17/12	703,363	706,901	(3,538)
Citigroup, Inc.	EU Euro	107,000	Sell	10/17/12	131,883	137,524	(5,641)
Citigroup, Inc.	Swiss Franc	315,000	Sell	10/17/12	321,636	335,042	(13,406)
Citigroup, Inc.	Swiss Franc	1,932,000	Sell	10/17/12	1,972,493	2,054,920	(82,427)
Citigroup, Inc.	Swiss Franc	3,618,000	Sell	10/17/12	3,683,886	3,848,188	(164,302)
Deutsche Bank AG	Australian Dollar	615,000	Sell	10/17/12	617,447	636,886	(19,439)
Royal Bank of Scotland Group PLC	British Pound	28,000	Sell	10/17/12	45,402	45,212	190
Royal Bank of Scotland Group PLC	EU Euro	264,000	Sell	10/17/12	341,277	339,313	1,964
Royal Bank of Scotland Group PLC	Danish Krone	695,500	Sell	10/17/12	117,437	119,923	(2,486)
Royal Bank of Scotland Group PLC	Swiss Franc	59,000	Sell	10/17/12	59,826	62,754	(2,928)
Royal Bank of Scotland Group PLC	Swiss Franc	560,000	Sell	10/17/12	568,016	595,629	(27,613)
UBS Warburg LLC	EU Euro	545,000	Sell	10/17/12	673,501	700,475	(26,974)
UBS Warburg LLC	British Pound	633,000	Sell	10/17/12	983,317	1,022,115	(38,798)
UBS Warburg LLC	EU Euro	62,000	Sell	10/17/12	79,750	79,687	63
UBS Warburg LLC	EU Euro	619,000	Sell	10/17/12	760,587	795,585	(34,998)
UBS Warburg LLC	Swiss Franc	1,306,000	Sell	10/17/12	1,335,845	1,389,091	(53,246)
UBS Warburg LLC	EU Euro	8,613,000	Sell	10/17/12	10,510,091	11,070,068	(559,977)
UBS Warburg LLC	Canadian Dollar	170,000	Sell	10/17/12	165,664	172,859	(7,195)
							$(1,038,542)

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
		Financials: 0.2%
590,000		Bear Stearns Cos., Inc., 3.210%, 03/10/14	$609,216	0.1
445,000		International Bank for Reconstruction & Development, 1.972%, 12/10/13	448,947	0.0
800,000		SLM Corp., 3.528%, 01/31/14	797,168	0.1

		Total Corporate Bonds/Notes
		(Cost $1,793,587)	1,855,331	0.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
186,197		GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	186,282	0.0

		Total Collateralized Mortgage Obligations
		(Cost $178,553)	186,282	0.0

ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
7,419		Countrywide Asset-Backed Certificates, 0.267%, 07/25/37	7,404	0.0

		Total Asset-Backed Securities
		(Cost $7,197)	7,404	0.0

FOREIGN GOVERNMENT BONDS: 18.1%
EUR	114,180,000	Bundesobligation, 0.500%, 10/13/17	146,646,279	12.9
EUR	44,185,000	French Treasury Note BTAN, 1.000%, 07/25/17	57,059,961	5.0
EUR	28,854	Hellenic Republic Government Bond, 2.000%, 02/24/23	10,336	0.0
EUR	28,854	Hellenic Republic Government Bond, 2.000%, 02/24/24	9,281	0.0
EUR	28,854	Hellenic Republic Government Bond, 2.000%, 02/24/25	9,026	0.0
EUR	28,854	Hellenic Republic Government Bond, 2.000%, 02/24/26	8,666	0.0
EUR	28,854	Hellenic Republic Government Bond, 2.000%, 02/24/27	8,404	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/28	8,353	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/29	8,244	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/30	8,139	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/31	7,985	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/32	7,829	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/33	7,775	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/34	7,632	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/35	7,526	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/36	7,416	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/37	7,277	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/38	7,273	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/39	7,063	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/40	7,140	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/41	7,033	0.0
EUR	30,777	Hellenic Republic Government Bond, 2.000%, 02/24/42	6,975	0.0
EUR	605,900	Hellenic Republic Government Bond, 10/15/42	4,788	0.0
EUR	1,904,494	Italy Buoni Poliennali Del Tesoro, 2.150%, 09/15/14	2,511,214	0.2

		Total Foreign Government Bonds
		(Cost $207,542,068)	206,381,615	18.1

U.S. TREASURY OBLIGATIONS: 53.2%
		Treasury Inflation Indexed Protected Securities: 53.2%
100,983,400		0.125%, due 04/15/16	111,144,575	9.8
10,121,800		0.125%, due 04/15/17	11,004,210	1.0
1,912,200		0.125%, due 01/15/22	2,113,439	0.2
23,905,000		0.125%, due 07/15/22	26,050,165	2.3
3,206,800		0.500%, due 04/15/15	3,564,175	0.3
1,775,000		0.625%, due 04/15/13	1,943,498	0.2
1,152,900		0.625%, due 07/15/21	1,342,048	0.1
27,824,700		0.750%, due 02/15/42	30,750,798	2.7
10,235,000		1.125%, due 01/15/21	12,699,050	1.1
35,375,000		1.250%, due 04/15/14	39,839,001	3.5
455,000		1.250%, due 07/15/20	571,903	0.0
1,025,000		1.375%, due 01/15/20	1,300,252	0.1
6,220,000		1.625%, due 01/15/15	8,002,908	0.7
6,489,000		1.750%, due 01/15/28	9,209,117	0.8

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Treasury Inflation Indexed Protected Securities (continued)
2,170,000		1.875%, due 07/15/13	$2,788,275	0.2
20,493,100		1.875%, due 07/15/15	26,564,781	2.3
1,424,000		1.875%, due 07/15/19	1,878,188	0.2
2,680,000		2.000%, due 01/15/14	3,472,233	0.3
16,404,500		2.000%, due 07/15/14	21,278,151	1.9
6,295,000		2.000%, due 01/15/16	8,149,705	0.7
8,935,000		2.000%, due 01/15/26	13,573,073	1.2
15,190,000		2.125%, due 01/15/19	19,904,269	1.7
3,981,300		2.125%, due 02/15/40	6,180,465	0.5
24,005,700		2.125%, due 02/15/41	37,029,830	3.3
9,740,000		2.375%, due 01/15/17	12,985,218	1.1
32,671,500		2.375%, due 01/15/25	53,993,103	4.7
3,362,000		2.375%, due 01/15/27	5,282,456	0.5
24,935,000		2.500%, due 07/15/16	32,857,726	2.9
19,790,000		2.500%, due 01/15/29	30,265,967	2.7
1,550,000		2.625%, due 07/15/17	2,072,526	0.2
1,885,000		3.375%, due 04/15/32	4,047,568	0.4
23,755,000		3.625%, due 04/15/28	53,486,061	4.7
4,198,000		3.875%, due 04/15/29	9,738,270	0.9

		Total U.S. Treasury Obligations
		(Cost $592,542,544)	605,083,004	53.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.5%
		Federal Home Loan Mortgage Corporation: 6.7%##
53,095,124		3.000%, due 09/01/42	56,043,654	4.9
19,500,000		3.000%, due 09/01/42	20,582,893	1.8
			76,626,547	6.7

		Federal National Mortgage Association: 6.8%##
72,610,000		3.000%, due 09/01/42	76,751,849	6.8

		Government National Mortgage Association: 5.0%
52,853,547		3.000%, due 09/20/42	56,701,943	5.0

		Total U.S. Government Agency Obligations
		(Cost $211,043,998)	210,080,339	18.5

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
		Interest Rate Swaptions: 0.3%
11,300,000	@	Call OTC Swaption, Receive a fixed rate equal to 2.350% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 11/09/12 Counterparty: Deutsche Bank AG	$70,132	0.0
9,800,000	@	Call OTC Swaption, Receive a fixed rate equal to 2.650% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/06/13 Counterparty: Deutsche Bank AG	497,792	0.1
10,100,000	@	Put OTC Swaption, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	1,736,174	0.2
9,000,000	@	Put OTC Swaption, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.900%, Exp. 09/09/13 Counterparty: Citigroup, Inc.	15,743	0.0
9,800,000	@	Put OTC Swaption, Receive a floating rate bsed on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.650%, Exp. 03/06/13 Counterparty: Deutsche Bank AG	488,694	0.0
			2,808,535	0.3
		Options On Currencies: 0.0%
8,820,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.25 Exp. 12/27/12 Counterparty: Deutsche Bank AG	85,844	0.0
8,820,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.29 Exp. 12/14/12 Counterparty: UBS Warburg LLC	198,310	0.0
10,385,000	@	JPY Put vs. USD Call Currency Option, Strike @ 100 Exp. 03/28/13 Counterparty: Citigroup, Inc.	2,574	0.0
11,385,000	@	JPY Put vs. USD Call Currency Option, Strike @ 80.25 Exp. 11/02/12 Counterparty: Bank of America	17,853	0.0
			304,581	0.0

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2012 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
		Options on Exchange Traded Futures Contracts: 0.0%
53	@	U.S. Treasury Long Bond, Strike @ 144 Exp. 11/23/12	$39,750	0.0

		Total Purchased Options
		(Cost $3,191,509)	3,152,866	0.3

		Total Long-Term Investments
		(Cost $1,016,299,456)	1,026,746,841	90.3

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.5%
		Mutual Funds: 9.5%
107,869,275		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $107,869,275)	$107,869,275	9.5

		Total Short-Term Investments
		(Cost $107,869,275)	107,869,275	9.5

		Total Investments in Securities (Cost $1,124,168,731)	$1,134,616,116	99.8
		Assets in Excess of Other Liabilities	2,341,339	0.2
		Net Assets	$1,136,957,455	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	EUR	EU Euro

		Cost for federal income tax purposes is $1,125,633,337.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$14,074,950
		Gross Unrealized Depreciation	(5,092,171)
		Net Unrealized Appreciation	$8,982,779

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Purchased Options	$39,750	$3,113,116	$—	$3,152,866
Corporate Bonds/Notes	—	1,855,331	—	1,855,331
Collateralized Mortgage Obligations	—	186,282	—	186,282
U.S. Treasury Obligations	—	605,083,004	—	605,083,004
U.S. Government Agency Obligations	—	210,080,339	—	210,080,339
Foreign Government Bonds	—	206,381,615	—	206,381,615
Short-Term Investments	107,869,275	—	—	107,869,275
Asset-Backed Securities	—	7,404	—	7,404
Total Investments, at fair value	$107,909,025	$1,026,707,091	$—	$1,134,616,116
Other Financial Instruments+
Swaps	—	2,754,017	—	2,754,017
Futures	775,468	—	—	775,468
Forward Foreign Currency Contracts	—	3,299,293	—	3,299,293
Total Assets	$108,684,493	$1,032,760,401	$—	$1,141,444,894
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(1,258,575)	$—	$(1,258,575)
Written Options	—	(3,126,560)	—	(3,126,560)
Futures	(1,361,192)	—	—	(1,361,192)
Forward Foreign Currency Contracts	—	(1,361,551)	—	(1,361,551)
Total Liabilities	$(1,361,192)	$(5,746,686)	$—	$(7,107,878)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	EU Euro	3,105,000	Buy	10/22/12	$3,972,167	$3,990,982	$18,815
UBS Warburg LLC	EU Euro	16,000,000	Buy	10/22/12	19,525,872	20,565,447	1,039,575
							$1,058,390

BNP Paribas Bank	EU Euro	16,567,000	Sell	10/22/12	$20,103,342	$21,294,235	$(1,190,893)
BNP Paribas Bank	EU Euro	157,978,000	Sell	10/22/12	205,293,675	203,055,515	2,238,160
Citigroup, Inc.	EU Euro	1,755,000	Sell	10/22/12	2,163,494	2,255,773	(92,279)
JPMorgan Chase & Co.	Japanese Yen	870,000,000	Sell	12/04/12	11,076,227	11,154,606	(78,379)
UBS Warburg LLC	EU Euro	99,000	Sell	10/22/12	129,992	127,249	2,743
							$879,352

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	912	12/19/12	$121,737,755	$775,468
U.S. Treasury 2-Year Note	237	12/31/12	52,265,909	(271)
			$174,003,664	$775,197
Short Contracts
Euro-Bobl 5-Year	(1,382)	12/06/12	(223,217,739)	(903,460)
Euro-Bund	(31)	12/06/12	(5,647,627)	(12,574)
Long Gilt	(45)	12/27/12	(8,764,997)	(77,348)
U.S. Treasury 5-Year Note	(838)	12/31/12	(104,442,295)	(106,168)
U.S. Treasury Long Bond	(439)	12/19/12	(65,575,625)	(15,497)
U.S. Treasury Ultra Long Bond	(186)	12/19/12	$(30,730,688)	$(245,874)
			$(438,378,971)	$(1,360,921)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.436% Counterparty: Deutsche Bank AG	08/30/14	USD	65,000,000	$(87,091)	$—	$(87,091)
Receive a floating rate based on CPURNSA Index and pay a fixed rate equal to 1.840% Counterparty: Deutsche Bank AG	10/25/15	USD	9,700,000	215,817	—	215,817
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.135% Counterparty: Deutsche Bank AG	04/23/17	USD	44,900,000	(914,523)	—	(914,523)
Receive a fixed rate equal to 0.876% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	08/07/17	USD	8,000,000	51,040	—	51,040
Receive a fixed rate equal to 1.015% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	08/21/17	USD	14,400,000	183,508	—	183,508
Receive a fixed rate equal to 0.850% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	08/30/17	USD	24,600,000	113,139	—	113,139
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.857% Counterparty: Deutsche Bank AG	09/19/17	USD	4,900,000	(22,276)	—	(22,276)
Receive a fixed rate equal to 2.465% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	10/25/20	USD	5,100,000	(63,095)	—	(63,095)
Receive a fixed rate equal to 2.665% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	06/23/21	USD	8,205,000	159,619	—	159,619
Receive a fixed rate equal to 2.056% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	05/08/22	USD	7,300,000	273,839	—	273,839
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.892% Counterparty: Deutsche Bank AG	09/19/22	USD	5,000,000	(91,507)	—	(91,507)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.485% Counterparty: Deutsche Bank AG	07/09/42	USD	3,100,000	72,759	—	72,759
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.464% Counterparty: Deutsche Bank AG	08/07/42	USD	1,800,000	51,068	—	51,068
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.506% Counterparty: Deutsche Bank AG	08/10/42	USD	1,600,000	30,965	—	30,965
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.716% Counterparty: Deutsche Bank AG	08/21/42	USD	3,100,000	(80,083)	—	(80,083)
Receive a fixed rate equal to 2.784% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	09/18/42	USD	1,200,000	48,698	—	48,698
				$(58,123)	$—	$(58,123)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on September 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Capital U.S. Treasury Inflation Protected Securities (Series-L). Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 34bps and, if negative, the absolute value of the total return of the index. Counterparty: Barclays Bank PLC	10/24/12	USD	549,337,000	$1,553,565	$—	$1,553,565
				$1,553,565	$—	$1,553,565

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Inflation Caps Outstanding on September 30, 2012: Inflation Caps

Description	Counterparty	Strike Index	Exercise Index	Termination Date	Notional Amount	Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR 3,140,000	$217,411	$(202,324)
						$217,411	$(202,324)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written OTC Options on September 30, 2012:

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options On Currencies
8,820,000	Deutsche Bank AG	EUR Put vs. USD Call Currency Option	1.290 EUR	12/14/12	$209,360	$(198,168)
11,385,000	Bank of America	USD Put vs. JPY Call Currency Option	76.250 USD	11/02/12	74,002	(17,816)
			Total Written OTC Options		$283,362	$(215,984)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on September 30, 2012: Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.500%	06/08/22	EUR	10,100,000	$475,559	$(617,675)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.000%	09/08/14	USD	75,100,000	1,042,910	(808,862)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.150%	07/07/14	USD	11,100,000	135,420	(83,205)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.250%	06/27/14	USD	14,100,000	148,403	(92,207)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.250%	08/18/14	USD	25,500,000	382,500	(199,670)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	2.150%	09/09/13	USD	9,000,000	202,680	(346,621)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.150%	07/07/14	USD	11,100,000	94,350	(103,966)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.250%	06/27/14	USD	14,100,000	148,403	(165,501)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.250%	08/18/14	USD	25,500,000	175,950	(290,545)
					Total Written Swaptions			$2,806,175	$(2,708,252)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Foreign exchange contracts	$2,026,339
Interest rate contracts	847,427
Total	$2,873,766

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Consumer Discretionary: 14.1%
64,315	@	Apollo Group, Inc. - Class A	$1,868,351	0.5
109,700		Brinker International, Inc.	3,872,410	1.1
231,970		Comcast Corp. - Class A	8,297,567	2.3
91,375		Dish Network Corp. - Class A	2,796,989	0.8
26,900	@	Dollar Tree, Inc.	1,298,597	0.4
74,495		Expedia, Inc.	4,308,791	1.2
26,389		Macy’s, Inc.	992,754	0.3
90,950		McGraw-Hill Cos., Inc.	4,964,960	1.4
281,076		News Corp. - Class A	6,894,794	2.0
63,750		Petsmart, Inc.	4,397,475	1.2
80,500		Time Warner Cable, Inc.	7,652,330	2.2
54,050		TJX Cos., Inc.	2,420,900	0.7
			49,765,918	14.1
		Consumer Staples: 12.0%
283,075		Coca-Cola Co.	10,737,035	3.0
110,775		CVS Caremark Corp.	5,363,725	1.5
88,225		Herbalife Ltd.	4,181,865	1.2
115,500		Philip Morris International, Inc.	10,388,070	3.0
158,500		Wal-Mart Stores, Inc.	11,697,300	3.3
			42,367,995	12.0
		Energy: 6.2%
33,775		Chevron Corp.	3,936,814	1.1
42,050		ExxonMobil Corp.	3,845,472	1.1
93,550		Marathon Oil Corp.	2,766,274	0.8
75,800		Oceaneering International, Inc.	4,187,950	1.2
216,300		Suncor Energy, Inc.	7,105,455	2.0
			21,841,965	6.2
		Financials: 2.3%
94,650		Discover Financial Services	3,760,445	1.1
63,400		Travelers Cos., Inc.	4,327,684	1.2
			8,088,129	2.3

		Health Care: 13.1%
153,875		Abbott Laboratories	10,549,670	3.0
111,300		Agilent Technologies, Inc.	4,279,485	1.2
57,700		Eli Lilly & Co.	2,735,557	0.8
146,325	@	Express Scripts Holding Co.	9,170,188	2.6
69,250		HCA Holdings, Inc.	2,302,562	0.6
64,525		McKesson Corp.	5,551,086	1.6
43,200	@	Myriad Genetics, Inc.	1,165,968	0.3
112,275		Patterson Cos., Inc.	3,844,296	1.1
76,125		UnitedHealth Group, Inc.	4,218,086	1.2
172,800	@	Warner Chilcott PLC	2,332,800	0.7
			46,149,698	13.1
		Industrials: 11.2%
104,700		3M Co.	9,676,374	2.8
83,500	@	Aecom Technology Corp.	1,766,860	0.5
58,050		Boeing Co.	4,041,441	1.2
49,275	@	Copa Holdings S.A.	4,004,579	1.1
176,500		Covanta Holding Corp.	3,028,740	0.9
28,350		Cummins, Inc.	2,614,153	0.7
327,325	@	Delta Airlines, Inc.	2,998,297	0.9
89,600		Ingersoll-Rand PLC	4,015,872	1.1
99,700		KBR, Inc.	2,973,054	0.8
26,600		Parker Hannifin Corp.	2,223,228	0.6
105,999	@	United Continental Holdings, Inc.	2,066,981	0.6
			39,409,579	11.2
		Information Technology: 30.0%
31,875	@	Alliance Data Systems Corp.	4,524,656	1.3
50,055		Apple, Inc.	33,399,699	9.5
73,975		DST Systems, Inc.	4,184,026	1.2
166,900	@	EMC Corp.	4,551,363	1.3
22,955	@	Google, Inc. - Class A	17,319,548	4.9
74,425		International Business Machines Corp.	15,439,466	4.4
92,600		KLA-Tencor Corp.	4,417,483	1.2
481,600		Microsoft Corp.	14,342,048	4.0
83,750		Western Digital Corp.	3,243,638	0.9
245,950		Western Union Co.	4,481,209	1.3
			105,903,136	30.0
		Materials: 4.8%
13,400		CF Industries Holdings, Inc.	2,978,016	0.9
111,100		International Paper Co.	4,035,152	1.1
171,286		Packaging Corp. of America	6,217,682	1.8
30,900		PPG Industries, Inc.	3,548,556	1.0
			16,779,406	4.8
		Telecommunication Services: 1.6%
124,550		Verizon Communications, Inc.	5,675,744	1.6

		Total Common Stock
		(Cost $293,215,397)	335,981,570	95.3
SHORT-TERM INVESTMENTS: 3.1%
		Mutual Funds: 3.1%
11,059,610		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $11,059,610)	11,059,610	3.1

		Total Short-Term Investments
		(Cost $11,059,610)	11,059,610	3.1

		Total Investments in Securities (Cost $304,275,007)	$347,041,180	98.4
		Assets in Excess of Other Liabilities	5,609,678	1.6
		Net Assets	$352,650,858	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $304,713,924.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$47,735,892
		Gross Unrealized Depreciation	(5,408,636)
		Net Unrealized Appreciation	$42,327,256

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$335,981,570	$—	$—	$335,981,570
Short-Term Investments	11,059,610	—	—	11,059,610
Total Investments, at fair value	$347,041,180	$—	$—	$347,041,180

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 31.8%
		Consumer Discretionary: 3.2%
2,051,000	#	ADT Corp., 2.250%, 07/15/17	$2,113,849	0.4
257,000	#	ADT Corp., 4.875%, 07/15/42	279,705	0.1
600,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	633,000	0.1
504,000		CBS Corp., 3.375%, 03/01/22	527,735	0.1
260,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	262,600	0.1
435,000		Comcast Corp., 4.650%, 07/15/42	467,826	0.1
1,792,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	1,842,271	0.4
642,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	656,444	0.1
750,000		Lamar Media Corp., 5.875%, 02/01/22	802,500	0.2
859,000		Lowe’s Cos, Inc., 4.650%, 04/15/42	941,382	0.2
361,000		News America, Inc., 6.650%, 11/15/37	460,148	0.1
1,071,000		NVR, Inc., 3.950%, 09/15/22	1,100,673	0.2
2,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	2,646,500	0.6
733,000		Time Warner, Inc., 6.500%, 11/15/36	934,230	0.2
512,000		WPP Finance 2010, 5.125%, 09/07/42	507,489	0.1
750,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	832,500	0.2
			15,008,852	3.2
		Consumer Staples: 2.5%
990,000		Altria Group, Inc., 2.850%, 08/09/22	990,063	0.2
923,000		Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	938,343	0.2
445,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	448,736	0.1
750,000		Constellation Brands, Inc., 6.000%, 05/01/22	856,875	0.2
650,000		Energizer Holdings, Inc., 4.700%, 05/19/21	689,765	0.1
750,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	751,875	0.2
887,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	939,357	0.2
1,857,000	#	Kraft Foods Group, Inc., 5.000%, 06/04/42	2,082,717	0.4
1,874,000		Molson Coors Brewing Co., 5.000%, 05/01/42	2,104,879	0.5
663,000		Philip Morris International, Inc., 2.500%, 05/16/16	701,128	0.2
235,000		Philip Morris International, Inc., 3.875%, 08/21/42	237,577	0.1
593,000		Walgreen Co., 4.400%, 09/15/42	614,845	0.1
			11,356,160	2.5
		Energy: 5.0%
750,000	L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	630,000	0.1
1,135,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,370,162	0.3
1,121,000		BP Capital Markets PLC, 2.248%, 11/01/16	1,174,833	0.3
653,000		BP Capital Markets PLC, 3.245%, 05/06/22	692,590	0.1
750,000	#	Continental Resources, Inc./OK, 5.000%, 09/15/22	784,688	0.2
1,101,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,186,402	0.3
654,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	724,480	0.2
1,350,000		Enterprise Products Operating LLC, 4.450%, 02/15/43	1,342,578	0.3
400,000		FMC Technologies, Inc., 2.000%, 10/01/17	404,722	0.1
710,000		FMC Technologies, Inc., 3.450%, 10/01/22	722,440	0.2
927,000		Marathon Petroleum Corp., 6.500%, 03/01/41	1,140,958	0.2
664,000		Noble Holding International Ltd., 3.950%, 03/15/22	698,290	0.1
250,000		ONEOK Partners L.P., 2.000%, 10/01/17	254,997	0.1
560,000		ONEOK Partners L.P., 3.375%, 10/01/22	564,058	0.1
666,000	#	Phillips 66, 2.950%, 05/01/17	705,466	0.1
1,057,000	#	Phillips 66, 4.300%, 04/01/22	1,159,811	0.2
662,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	704,354	0.1
750,000		Plains Exploration & Production Co., 6.625%, 05/01/21	765,000	0.2
679,000	#	Schlumberger Investment SA, 1.950%, 09/14/16	702,246	0.1

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
840,000		Total Capital International SA, 2.700%, 01/25/23	$858,351	0.2
1,000,000		Transocean, Inc., 2.500%, 10/15/17	1,006,964	0.2
420,000		Transocean, Inc., 3.800%, 10/15/22	423,155	0.1
784,000		Transocean, Inc., 6.375%, 12/15/21	940,193	0.2
750,000	#	Unit Corp., 6.625%, 05/15/21	778,125	0.2
1,228,000		Weatherford International Ltd., 5.950%, 04/15/42	1,297,866	0.3
1,000,000		Williams Partners L.P., 6.300%, 04/15/40	1,257,835	0.3
655,000		WPX Energy, Inc., 6.000%, 01/15/22	707,400	0.2
			22,997,964	5.0
		Financials: 10.7%
836,000		American International Group, Inc., 5.850%, 01/16/18	972,172	0.2
615,000		American International Group, Inc., 8.175%, 05/15/58	755,681	0.2
398,000		Allstate Corp., 5.200%, 01/15/42	479,702	0.1
689,000		American Express Credit Corp., 1.750%, 06/12/15	705,222	0.1
876,000		American Tower Corp., 4.500%, 01/15/18	968,026	0.2
867,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	866,321	0.2
1,562,000		Bank of America Corp., 3.875%, 03/22/17	1,683,007	0.4
601,000		Bank of America Corp., 5.700%, 01/24/22	707,376	0.2
677,000		Berkshire Hathaway, Inc., 1.900%, 01/31/17	701,847	0.1
647,000		Berkshire Hathaway, Inc., 3.400%, 01/31/22	692,981	0.1
889,000		Boston Properties L.P., 3.850%, 02/01/23	938,515	0.2
553,000		BRE Properties, Inc., 3.375%, 01/15/23	551,375	0.1
649,000	#	Charles Schwab Corp./The, 3.225%, 09/01/22	659,806	0.1
1,326,000		Citigroup, Inc., 4.450%, 01/10/17	1,458,161	0.3
867,000		Citigroup, Inc., 4.500%, 01/14/22	953,992	0.2
259,000		Citigroup, Inc., 5.875%, 01/30/42	313,618	0.1
736,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	972,425	0.2
857,000		Digital Realty Trust L.P., 3.625%, 10/01/22	853,857	0.2
549,000		Discover Bank/Greenwood DE, 8.700%, 11/18/19	709,968	0.2
827,000		ERP Operating L.P., 4.625%, 12/15/21	955,023	0.2
1,840,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	1,875,372	0.4
336,000		General Electric Capital Corp., 3.150%, 09/07/22	338,309	0.1
1,091,000		General Electric Capital Corp., 3.350%, 10/17/16	1,175,949	0.3
1,631,000		General Electric Capital Corp., 4.650%, 10/17/21	1,831,810	0.4
400,000		General Electric Capital Corp., 6.250%, 12/15/49	423,990	0.1
900,000		General Electric Capital Corp., 7.125%, 12/15/49	1,006,894	0.2
696,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	711,646	0.2
890,000		Goldman Sachs Group, Inc./The, 5.750%, 01/24/22	1,027,283	0.2
356,000		Goldman Sachs Group, Inc., 3.300%, 05/03/15	370,673	0.1
263,000		Goldman Sachs Group, Inc., 5.950%, 01/18/18	305,831	0.1
629,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	761,130	0.2
632,000		HSBC Finance Corp., 6.676%, 01/15/21	734,278	0.2
911,000		HSBC USA, Inc., 2.375%, 02/13/15	938,359	0.2
758,000		Infinity Property & Casualty Corp., 5.000%, 09/19/22	790,675	0.2
369,000		International Lease Finance Corp., 5.875%, 08/15/22	381,994	0.1
967,000		JPMorgan Chase & Co., 2.000%, 08/15/17	976,778	0.2
691,000		JPMorgan Chase & Co., 3.250%, 09/23/22	702,266	0.1
1,044,000		JPMorgan Chase & Co., 4.500%, 01/24/22	1,160,552	0.2
602,000		JPMorgan Chase & Co., 5.400%, 01/06/42	703,460	0.1
892,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	975,578	0.2
160,000		MetLife, Inc., 3.048%, 12/15/22	162,101	0.0
662,000		MetLife, Inc., 4.125%, 08/13/42	655,459	0.1
653,000	#	Metropolitan Life Global Funding I, 3.875%, 04/11/22	713,657	0.2

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
1,146,000		Morgan Stanley, 4.750%, 03/22/17	$1,230,184	0.3
910,000		Morgan Stanley, 5.500%, 07/28/21	997,860	0.2
1,380,000		Murray Street Investment Trust I, 4.647%, 03/09/17	1,483,730	0.3
533,000	#	Nordea Bank AB, 4.250%, 09/21/22	530,894	0.1
527,000		Northern Trust Corp., 2.375%, 08/02/22	527,728	0.1
615,000		Principal Financial Group, Inc., 4.625%, 09/15/42	631,350	0.1
751,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	754,108	0.2
873,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	884,132	0.2
635,000		Simon Property Group L.P., 4.125%, 12/01/21	705,762	0.2
268,000		Simon Property Group L.P., 4.750%, 03/15/42	290,992	0.1
363,000		SLM Corp., 4.625%, 09/25/17	368,716	0.1
868,000		SLM Corp., 6.000%, 01/25/17	949,375	0.2
600,000	#	State Bank of India/London, 4.125%, 08/01/17	614,570	0.1
917,000	+	The Bank of New York Mellon Corp., 1.969%, 06/20/17	950,492	0.2
550,000		UBS AG/Stamford CT, 7.625%, 08/17/22	576,177	0.1
1,163,000		US Bancorp, 2.950%, 07/15/22	1,176,828	0.3
487,000		Wells Fargo & Co., 2.100%, 05/08/17	504,506	0.1
658,000		Wells Fargo & Co., 3.500%, 03/08/22	703,314	0.1
			49,503,837	10.7
		Health Care: 2.8%
1,319,000		Amgen, Inc., 3.625%, 05/15/22	1,393,729	0.3
2,012,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	2,110,994	0.5
670,000		AstraZeneca PLC, 1.950%, 09/18/19	683,293	0.1
530,000		AstraZeneca PLC, 4.000%, 09/18/42	545,680	0.1
1,360,000		Celgene Corp., 3.250%, 08/15/22	1,376,145	0.3
920,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	937,198	0.2
895,000		GlaxoSmithKline Capital PLC, 2.850%, 05/08/22	931,751	0.2
750,000		HCA, Inc., 7.500%, 02/15/22	853,125	0.2
750,000		Healthsouth Corp., 7.250%, 10/01/18	815,625	0.2
280,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	315,700	0.1
750,000	#, L	Valeant Pharmaceuticals International, 7.250%, 07/15/22	794,063	0.2
555,000		Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	571,275	0.1
874,000		WellPoint, Inc., 3.700%, 08/15/21	916,154	0.2
664,000		WellPoint, Inc., 4.625%, 05/15/42	673,869	0.1
			12,918,601	2.8
		Industrials: 1.1%
900,000		ABB Finance USA, Inc., 2.875%, 05/08/22	932,603	0.2
750,000	L	BE Aerospace, Inc., 6.875%, 10/01/20	836,250	0.2
400,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/42	425,566	0.1
750,000		Case New Holland, Inc., 7.875%, 12/01/17	883,125	0.2
428,000		FedEx Corp., 3.875%, 08/01/42	421,423	0.1
1,075,000		Koninklijke Philips Electronics NV, 3.750%, 03/15/22	1,165,871	0.2
507,000	#	Tyco Flow Control International Finance SA, 3.150%, 09/15/22	510,010	0.1
			5,174,848	1.1
		Information Technology: 1.9%
1,635,000		eBay, Inc., 4.000%, 07/15/42	1,600,626	0.3
435,000		Fidelity National Information Services, Inc., 5.000%, 03/15/22	451,312	0.1
2,550,000		Hewlett-Packard Co., 2.600%, 09/15/17	2,561,549	0.6
220,000		Ingram Micro, Inc., 5.000%, 08/10/22	228,157	0.0
808,000		Motorola Solutions, Inc., 3.750%, 05/15/22	841,862	0.2
750,000		Seagate HDD Cayman, 7.750%, 12/15/18	832,500	0.2
1,132,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,169,758	0.2
1,125,000		Xerox Corp., 4.500%, 05/15/21	1,197,768	0.3
			8,883,532	1.9
		Materials: 2.5%
610,000		Agrium, Inc., 3.150%, 10/01/22	615,738	0.1
635,000	L	Alcoa, Inc., 6.150%, 08/15/20	702,001	0.1

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Materials (continued)
1,500,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	$1,507,199	0.3
660,000	#	Anglo American Capital PLC, 4.125%, 09/27/22	664,081	0.1
100,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	102,052	0.0
300,000	#	Ashland, Inc., 4.750%, 08/15/22	308,250	0.1
867,000		Barrick Gold Corp., 3.850%, 04/01/22	912,174	0.2
1,149,000		Cabot Corp., 3.700%, 07/15/22	1,176,570	0.3
750,000		Celanese US Holdings LLC, 5.875%, 06/15/21	840,938	0.2
300,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	301,025	0.1
510,000		Rio Tinto Finance USA PLC, 2.875%, 08/21/22	508,945	0.1
1,275,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	1,332,573	0.3
410,000		Rio Tinto Finance USA PLC, 4.125%, 08/21/42	405,949	0.1
750,000	#	Sealed Air Corp., 8.375%, 09/15/21	843,750	0.2
850,000		Teck Resources Ltd, 3.750%, 02/01/23	842,858	0.2
659,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	707,499	0.1
			11,771,602	2.5
		Telecommunication Services: 0.9%
1,317,000		AT&T, Inc., 5.350%, 09/01/40	1,593,364	0.3
659,000		CenturyLink, Inc., 5.800%, 03/15/22	718,563	0.2
750,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	815,625	0.2
750,000		Windstream Corp., 7.750%, 10/15/20	808,125	0.2
			3,935,677	0.9
		Utilities: 1.2%
750,000	#	Calpine Corp., 7.500%, 02/15/21	813,750	0.2
244,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	240,324	0.1
639,000		Commonwealth Edison Co., 3.400%, 09/01/21	697,542	0.2
910,000		Dominion Resources, Inc./VA, 2.750%, 09/15/22	917,984	0.2
1,000,000		Georgia Power Co., 4.300%, 03/15/42	1,072,771	0.2
141,000		Metropolitan Edison, 7.700%, 01/15/19	177,222	0.0
380,000		Nisource Finance Corp., 6.125%, 03/01/22	467,645	0.1
1,000,000		Oncor Electric Delivery Co. LLC, 5.300%, 06/01/42	1,098,293	0.2
			5,485,531	1.2
		Total Corporate Bonds/Notes
		(Cost $145,263,590)	147,036,604	31.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.8%
3,355,000	#	Americold LLC Trust, 2.500%, 01/14/29	3,440,972	0.7
1,000,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	1,042,718	0.2
1,436,499		Banc of America Mortgage Securities, Inc., 5.500%, 09/25/35	1,426,599	0.3
1,184,222	#	Banc of America Large Loan, Inc., 1.621%, 06/15/18	1,154,308	0.2
1,800,000	#	Citigroup Commercial Mortgage Trust, 5.534%, 04/15/40	1,828,247	0.4
4,600,000	^	Commercial Mortgage Pass Through Certificates, 2.141%, 08/15/45	585,550	0.1
14,729,108	^	Commercial Mortgage Pass Through Certificates, 2.446%, 05/15/45	2,075,580	0.4
1,015,501		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	901,492	0.2
947,743		Credit Suisse First Boston Mortgage Securities Corp., 6.257%, 06/15/34	889,644	0.2
100,000		Credit Suisse Mortgage Capital Certificates, 5.343%, 12/15/39	104,015	0.0
242,000		Credit Suisse Mortgage Capital Certificates, 5.866%, 06/15/39	274,509	0.1
1,921,913		First Horizon Alternative Mortgage Securities, 6.000%, 05/25/36	1,621,681	0.4
758,692	#	Fosse Master Issuer PLC, 1.855%, 10/18/54	770,506	0.2
2,000,000	#	GE Capital Commercial Mortgage Corp., 5.496%, 11/10/38	1,930,639	0.4
2,000,000	#	Greenwich Capital Commercial Funding Corp., 5.567%, 01/05/36	2,030,097	0.4
2,000,000	#	Greenwich Capital Commercial Funding Corp., 5.819%, 01/05/36	1,911,066	0.4

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
12,960,403	^	GS Mortgage Securities Corp. II, 2.813%, 05/10/45	$1,985,325	0.4
1,542,654		GSR Mortgage Loan Trust, 5.500%, 05/25/36	1,367,156	0.3
475,000		GSR Mortgage Loan Trust, 6.000%, 01/25/37	457,968	0.1
1,394,725		GSR Mortgage Loan Trust, 6.250%, 08/25/36	1,197,365	0.3
2,075,000	#	Holmes Master Issuer PLC, 2.105%, 10/15/54	2,127,001	0.5
398,541		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	339,294	0.1
200,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.903%, 10/15/42	199,918	0.0
930,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.440%, 05/15/45	1,036,681	0.2
2,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.852%, 06/12/41	2,018,453	0.4
1,800,262		JP Morgan Mortgage Trust, 6.000%, 01/25/36	1,678,259	0.4
1,827,974		JP Morgan Mortgage Trust, 6.500%, 08/25/36	1,667,662	0.4
2,500,000	#	Lanark Master Issuer PLC, 1.834%, 12/22/54	2,559,255	0.6
1,000,000	#	LB-UBS Commercial Mortgage Trust, 5.264%, 07/15/37	967,619	0.2
2,000,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	2,118,803	0.5
1,150,000		LB-UBS Commercial Mortgage Trust, 5.347%, 11/15/38	1,331,644	0.3
460,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	380,612	0.1
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.567%, 10/15/36	1,357,814	0.3
200,000	#	LB-UBS Commercial Mortgage Trust, 5.720%, 10/15/36	143,397	0.0
2,000,000		LB-UBS Commercial Mortgage Trust, 6.084%, 06/15/38	2,181,349	0.5
1,820,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	1,892,263	0.4
510,000		Morgan Stanley Capital I Trust 2008-TOP29, 6.455%, 01/11/43	603,205	0.1
1,500,000		Morgan Stanley Capital I, 5.073%, 08/13/42	1,559,603	0.3
1,840,000	#	Morgan Stanley Dean Witter Capital I, 6.465%, 03/12/35	1,838,855	0.4
2,188,917		Morgan Stanley Mortgage Loan Trust 2005-7, 5.500%, 11/25/35	1,871,671	0.4
2,500,000	#	Silverstone Master Issuer PLC, 2.003%, 01/21/55	2,558,580	0.6
1,291,723		Structured Asset Securities Corp., 5.500%, 10/25/35	1,335,192	0.3
16,375,017	#, ^	UBS-Citigroup Commercial Mortgage Trust, 2.713%, 01/10/45	2,264,290	0.5
1,860,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	2,116,122	0.5
1,200,000		Wachovia Bank Commercial Mortgage Trust, 5.939%, 06/15/49	1,388,522	0.3
1,077,881		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	956,252	0.2
1,335,874		Wells Fargo Mortgage Backed Securities Trust, 5.596%, 04/25/36	1,329,519	0.3
912,632		Wells Fargo Mortgage Backed Securities Trust, 6.000%, 07/25/37	968,862	0.2
3,207,031	#, ^	WF-RBS Commercial Mortgage Trust, 2.423%, 08/15/45	438,239	0.1
		Total Collateralized Mortgage Obligations
		(Cost $67,255,392)	68,224,373	14.8
ASSET-BACKED SECURITIES: 3.4%
		Automobile Asset-Backed Securities: 0.1%
250,000	#	Motor PLC, 1.286%, 02/25/20	250,384	0.1

		Credit Card Asset-Backed Securities: 0.5%
1,000,000	#	Cards II Trust, 0.671%, 09/15/17	1,000,044	0.2

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Credit Card Asset-Backed Securities (continued)
1,300,000		#	Gracechurch Card Funding PLC, 0.921%, 02/15/17	$1,307,946	0.3
				2,307,990	0.5
			Other Asset-Backed Securities: 2.8%
983,353		#	Aimco CDO, 0.705%, 10/20/19	950,273	0.2
560,536		#	ARES CLO Ltd., 6.677%, 02/26/16	581,097	0.1
178,553		#	Black Diamond CLO Ltd., 0.649%, 06/20/17	176,409	0.0
1,220,908		#	Black Diamond CLO Ltd., 0.729%, 06/20/17	1,161,085	0.3
800,000		#	Castle Garden Funding, 6.560%, 10/27/20	825,408	0.2
1,750,000		#	Emporia Preferred Funding, 0.955%, 10/18/18	1,570,296	0.3
1,550,000		#	Gulf Stream - Sextant CLO Ltd., 0.775%, 08/21/20	1,464,747	0.3
2,244,854		#	Lightpoint CLO Ltd., 0.649%, 09/15/17	2,206,821	0.5
1,298,747		#	MCG Commercial Loan Trust, 1.035%, 04/20/18	1,284,291	0.3
1,500,000		#	Olympic CLO Ltd., 1.935%, 05/15/16	1,479,135	0.3
1,500,000		#	Whitney CLO Ltd., 0.868%, 03/01/17	1,473,742	0.3
				13,173,304	2.8
			Total Asset-Backed Securities
			(Cost $15,635,587)	15,731,678	3.4
FOREIGN GOVERNMENT BONDS: 0.7%
EUR	2,346,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 09/01/22	3,126,874	0.7

			Total Foreign Government Bonds
			(Cost $2,902,126)	3,126,874	0.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.3%
			Federal Home Loan Mortgage Corporation: 11.0%##STRIP
28,006,000		W	3.500%, due 02/15/41	29,957,668	6.5
5,657,439			3.500%, due 08/01/42	6,079,537	1.3
9,141,699			6.500%, due 03/15/42	10,578,020	2.3
7,030,260		^	23.757%, due 01/15/36	4,281,259	0.9
				50,896,484	11.0
			Federal National Mortgage Association: 17.9%##STRIP
6,700,000		W	2.500%, due 07/25/27	7,028,719	1.5
31,300,000		W	3.000%, due 07/25/42	32,967,703	7.1
6,433,105			3.500%, due 08/01/42	6,908,839	1.5
1,996,620			3.500%, due 08/01/42	2,144,272	0.5
4,701,320			4.000%, due 08/01/42	5,108,383	1.1
1,698,258			4.000%, due 08/01/42	1,845,301	0.4
2,062,286			4.000%, due 08/01/42	2,240,849	0.5
2,745,375			5.000%, due 02/01/35	3,017,584	0.7
16,953,987			5.000%, due 12/01/36	18,563,480	4.0
12,812,104		^	5.000%, due 04/25/42	2,974,029	0.6
				82,799,159	17.9
			Government National Mortgage Association: 1.4%STRIP
2,500,000		W	4.000%, due 11/15/39	2,751,562	0.6
2,000,000			4.500%, due 05/20/39	2,291,816	0.5
8,511,741		^	4.500%, due 05/20/40	1,349,501	0.3
				6,392,879	1.4
			Total U.S. Government Agency Obligations
			(Cost $138,388,052)	140,088,522	30.3
U.S. TREASURY OBLIGATIONS: 19.8%
			U.S. Treasury Bonds: 2.2%STRIP
9,825,000			3.000%, due 05/15/42	10,204,186	2.2

			U.S. Treasury Notes: 17.1%STRIP
43,336,000			0.250%, due 08/31/14	43,354,635	9.4
20,902,000			0.250%, due 09/15/15	20,869,351	4.5
8,562,000			0.625%, due 08/31/17	8,570,699	1.9
3,439,000			1.000%, due 08/31/19	3,433,088	0.7
2,977,000			1.625%, due 08/15/22	2,975,139	0.6
				79,202,912	17.1

			U.S. Treasury STRIP: 0.5%STRIP
19,249,963		#, ^	2.244%, due 11/15/44	2,312,864	0.5
			Total U.S. Treasury Obligations
			(Cost $91,480,691)	91,719,962	19.8

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 12.1%
	Affiliated Investment Companies: 12.1%
1,157,273	ING Emerging Markets Corporate Debt Fund Class P	$11,734,746	2.5
2,075,512	ING Emerging Markets Hard Currency Sovereign Debt Fund Class P	21,170,220	4.6
2,300,000	ING Emerging Markets Local Currency Debt Fund Class P	23,161,000	5.0
	Total Mutual Funds
	(Cost $55,500,000)	56,065,966	12.1

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
		Financials: 0.1%
21,000	@, L, P	Bank of New York Mellon Corp./The	$521,850	0.1
		Total Preferred Stock
		(Cost $525,000)	521,850	0.1

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Interest Rate Swaptions: 0.0%
24,121,000	@	Call OTC Swaption, Receive a fixed rate equal to 1.500% and pay a floating rate based on the 3-month-USD-LIBOR, Exp. 11/29/12 Counterparty: Credit Suisse First Boston	$65,755	0.0

		Total Purchased Options
		(Cost $85,630)	65,755	0.0

		Total Long-Term Investments
		(Cost $517,036,068)	522,581,584	113.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateral(cc)(1): 0.9%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,020,000, due 09/01/18-08/01/48)	$1,000,000	0.2
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	1,000,000	0.2
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,000,024, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 10/24/12-10/01/40)	1,000,000	0.2
91,568	Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $91,570, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $93,399, due 07/01/41-09/01/42)	91,568	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $1,000,025, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,020,000, due 11/30/12-07/01/40)	1,000,000	0.2
		4,091,568	0.9

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
2,122,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,122,000)	$2,122,000	0.4

		Total Short-Term Investments
		(Cost $6,213,568)	6,213,568	1.3
		Total Investments in Securities (Cost $523,249,636)	$528,795,152	114.3
		Liabilities in Excess of Other Assets	(65,966,441)	(14.3)
		Net Assets	$462,828,711	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	EUR	EU Euro

		Cost for federal income tax purposes is $523,493,139.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$6,357,876
		Gross Unrealized Depreciation	(1,055,863)
		Net Unrealized Appreciation	$5,302,013

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$56,065,966	$—	$—	$56,065,966
Preferred Stock	—	521,850	—	521,850
Purchased Options	—	65,755	—	65,755
Corporate Bonds/Notes	—	147,036,604	—	147,036,604
Collateralized Mortgage Obligations	—	68,224,373	—	68,224,373
Short-Term Investments	2,122,000	4,091,568	—	6,213,568
Foreign Government Bonds	—	3,126,874	—	3,126,874
Asset-Backed Securities	—	15,731,678	—	15,731,678
U.S. Government Agency Obligations	—	140,088,522	—	140,088,522
U.S. Treasury Obligations	—	91,719,962	—	91,719,962
Total Investments, at fair value	$58,187,966	$470,607,186	$—	$528,795,152
Other Financial Instruments+
Futures	13,067	—	—	13,067
Forward Foreign Currency Contracts	—	186,210	—	186,210
Total Assets	$58,201,033	$470,793,396	$—	$528,994,429
Liabilities Table
Other Financial Instruments+
Futures	$(66,024)	$—	$—	$(66,024)
Forward Foreign Currency Contracts	—	(959,144)	—	(959,144)
Total Liabilities	$(66,024)	$(959,144)	$—	$(1,025,168)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	South African Rand	16,586,085	Buy	11/30/12	$2,019,000	$1,975,640	$(43,360)
Deutsche Bank AG	Indian Rupee	125,656,400	Buy	12/14/12	2,293,000	2,348,021	55,021
HSBC	Australian Dollar	4,484,615	Buy	11/30/12	4,598,390	4,626,933	28,543
JPMorgan Chase & Co.	EU Euro	7,600,808	Buy	11/30/12	9,934,651	9,773,696	(160,955)
JPMorgan Chase & Co.	Mexican Peso	30,192,908	Buy	11/30/12	2,295,000	2,331,096	36,096
JPMorgan Chase & Co.	South African Rand	19,267,445	Buy	11/30/12	2,295,000	2,295,029	29
							$(84,626)

Barclays Bank PLC	Hungarian Forint	323,644,620	Sell	01/11/13	$1,435,795	$1,440,307	$(4,512)
Citigroup, Inc.	Colombian Peso	1,767,783,500	Sell	10/05/12	965,000	981,456	(16,456)
Citigroup, Inc.	Hungarian Forint	323,644,620	Sell	10/05/12	1,438,000	1,457,502	(19,502)
Citigroup, Inc.	South African Rand	20,724,968	Sell	11/30/12	2,482,000	2,468,640	13,360
Citigroup, Inc.	EU Euro	9,566,436	Sell	11/30/12	11,948,211	12,301,250	(353,039)
Citigroup, Inc.	Polish Zloty	7,516,634	Sell	11/30/12	2,244,284	2,328,819	(84,535)
Citigroup, Inc.	Mexican Peso	30,090,936	Sell	11/30/12	2,256,232	2,323,223	(66,991)
Deutsche Bank AG	Indonesian Rupiah	21,851,682,000	Sell	10/05/12	2,298,000	2,281,906	16,094
Deutsche Bank AG	Thai Baht	52,147,440	Sell	11/30/12	1,644,770	1,686,528	(41,758)
Deutsche Bank AG	Russian Ruble	65,619,000	Sell	11/30/12	2,011,834	2,081,866	(70,032)
Deutsche Bank AG	Turkish Lira	4,102,551	Sell	11/30/12	2,243,933	2,263,042	(19,109)
Deutsche Bank AG	Malaysian Ringgit	7,141,954	Sell	11/30/12	2,270,386	2,325,988	(55,602)
HSBC	Brazilian Real	4,709,291	Sell	10/05/12	2,298,000	2,321,293	(23,293)
HSBC	Australian Dollar	4,484,615	Sell	11/30/12	4,664,000	4,626,933	37,067
							$(688,308)

ING Bond Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	162	12/31/12	$35,726,064	$(2,935)
			$35,726,064	$(2,935)
Short Contracts
U.S. Treasury 10-Year Note	(154)	12/19/12	(20,556,594)	(63,089)
U.S. Treasury 5-Year Note	(72)	12/31/12	(8,973,562)	1,508
U.S. Treasury Long Bond	(45)	12/19/12	(6,721,875)	11,559
			$(36,252,031)	$(50,022)

PORTFOLIO OF INVESTMENTS
ING Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Foreign exchange contracts	$(772,934)
Interest rate contracts	12,798
Total	$(760,136)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Australia: 9.6%
1,281,700		Centro Retail Australia	$2,778,951	1.0
3,746,971		Dexus Property Group	3,683,776	1.3
534,320		Goodman Group	2,183,895	0.7
475,140		GPT Group	1,670,287	0.6
649,725		Investa Office Fund	1,941,586	0.7
960,810		Mirvac Group	1,420,968	0.5
774,602		Westfield Group	8,139,834	2.9
1,807,652		Westfield Retail Trust	5,397,504	1.9
			27,216,801	9.6
		Brazil: 0.1%
19,000		Sonae Sierra Brasil SA	300,757	0.1

		Canada: 2.0%
26,200		Boardwalk Real Estate Investment Trust	1,732,009	0.6
19,300	L	Calloway Real Estate Investment Trust	586,401	0.2
19,300	L	Canadian Real Estate Investment Trust	824,927	0.3
34,900	L	Primaris Retail Real Estate	865,489	0.3
58,400	L	RioCan Real Estate Investment Trust	1,643,707	0.6
			5,652,533	2.0
		China: 0.9%
951,000		China Overseas Land & Investment Ltd.	2,396,721	0.9

		France: 4.7%
15,952		Fonciere Des Regions	1,198,824	0.4
14,240		ICADE	1,159,840	0.4
70,788		Klepierre	2,480,180	0.9
8,070		Societe Immobiliere de Location pour l’Industrie et le Commerce	835,622	0.3
37,350		Unibail	7,442,567	2.7
			13,117,033	4.7
		Germany: 0.8%
20,670		Deutsche Wohnen AG	363,402	0.1
53,428		GSW Immobilien AG	1,983,843	0.7
			2,347,245	0.8
		Hong Kong: 10.8%
469,959		Cheung Kong Holdings Ltd.	6,865,499	2.4
280,100		Great Eagle Holding Co.	850,447	0.3
219,000		Hang Lung Group Ltd.	1,382,982	0.5
549,694		Hang Lung Properties Ltd.	1,871,642	0.7
54,513		Hongkong Land Holdings Ltd.	326,691	0.1
510,000		Kerry Properties Ltd.	2,571,813	0.9
1,045,600		Link Real Estate Investment Trust	4,952,313	1.8
622,800		New World Development Ltd.	959,734	0.3
1,687,657		Sino Land Co.	3,142,850	1.1
338,400		Sun Hung Kai Properties Ltd.	4,923,873	1.7
394,392		Wharf Holdings Ltd.	2,727,143	1.0
			30,574,987	10.8
		Japan: 13.8%
285		Advance Residence Investment Corp.	599,744	0.2
36,817		Daito Trust Construction Co., Ltd.	3,695,843	1.3
61,600		Daiwa House Industry Co., Ltd.	892,578	0.3
380	L	Japan Real Estate Investment Corp.	3,824,092	1.4
1,207		Japan Retail Fund Investment Corp.	2,155,142	0.8
160		Kenedix Realty Investment Corp.	575,350	0.2
578,719	L	Mitsubishi Estate Co., Ltd.	11,065,178	3.9
459,582		Mitsui Fudosan Co., Ltd.	9,183,664	3.2
128		Nippon Accommodations Fund, Inc.	880,692	0.3
173	L	Nippon Building Fund, Inc.	1,864,779	0.7
43,300	L	Sumitomo Realty & Development Co., Ltd.	1,147,383	0.4
519,000		Tokyo Tatemono Co., Ltd.	2,025,170	0.7
930		United Urban Investment Corp.	1,078,426	0.4
			38,988,041	13.8
		Netherlands: 0.1%
9,370		Eurocommercial Properties NV	354,995	0.1

		Singapore: 4.6%
166,000		Ascendas Real Estate Investment Trust	325,145	0.1
2,708,000	L	CapitaCommercial Trust	3,290,361	1.2
1,044,380		CapitaLand Ltd.	2,690,138	1.0
1,614,179		CapitaMall Trust	2,647,300	0.9
214,500		Frasers Centrepoint Trust	315,733	0.1
1,253,500		Global Logistic Properties Ltd.	2,555,148	0.9
403,000		Keppel Land Ltd.	1,159,712	0.4
			12,983,537	4.6
		Sweden: 0.8%
89,650		Castellum AB	1,214,336	0.5
70,903		Hufvudstaden AB	880,140	0.3
			2,094,476	0.8
		Switzerland: 0.6%
18,562	@	PSP Swiss Property AG	1,686,445	0.6

		United Kingdom: 5.3%
134,897		British Land Co. PLC	1,139,366	0.4
66,710		Derwent Valley Holdings PLC	2,110,145	0.8
290,590		Great Portland Estates PLC	2,118,858	0.8

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
549,836		Hammerson PLC	$4,013,355	1.4
377,355		Land Securities Group PLC	4,650,626	1.6
346,800		Safestore Holdings Ltd.	576,815	0.2
97,181		Segro PLC	356,972	0.1
			14,966,137	5.3
		United States: 45.0%
35,800		American Tower Corp.	2,555,762	0.9
37,025		AvalonBay Communities, Inc.	5,035,030	1.8
73,100		Boston Properties, Inc.	8,085,591	2.9
59,800		BRE Properties, Inc.	2,804,022	1.0
200,900		DDR Corp.	3,085,824	1.1
107,200		Douglas Emmett, Inc.	2,473,104	0.9
73,800		Equity Residential	4,245,714	1.5
24,400		Essex Property Trust, Inc.	3,617,056	1.3
26,200		Federal Realty Investment Trust	2,758,860	1.0
300,582		General Growth Properties, Inc.	5,855,337	2.1
117,700		HCP, Inc.	5,235,296	1.9
63,700		Health Care Real Estate Investment Trust, Inc.	3,678,675	1.3
39,500		Highwoods Properties, Inc.	1,288,490	0.5
445,521		Host Hotels & Resorts, Inc.	7,150,612	2.5
71,500		Kilroy Realty Corp.	3,201,770	1.1
222,200		Kimco Realty Corp.	4,503,994	1.6
96,800		Liberty Property Trust	3,508,032	1.2
105,765		Macerich Co.	6,052,931	2.1
46,600		Pebblebrook Hotel Trust	1,089,974	0.4
62,000		Post Properties, Inc.	2,973,520	1.0
162,027		ProLogis, Inc.	5,675,806	2.0
29,494		Public Storage, Inc.	4,104,680	1.5
90,451		Simon Property Group, Inc.	13,731,366	4.9
67,900		SL Green Realty Corp.	5,436,753	1.9
12,000		Starwood Hotels & Resorts Worldwide, Inc.	695,520	0.2
51,200		Tanger Factory Outlet Centers, Inc.	1,655,296	0.6
50,700		Taubman Centers, Inc.	3,890,211	1.4
199,475		UDR, Inc.	4,950,969	1.7
73,870		Ventas, Inc.	4,598,408	1.6
37,631		Vornado Realty Trust	3,049,993	1.1
			126,988,596	45.0

		Total Common Stock
		(Cost $183,805,583)	279,668,304	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
		Securities Lending Collateral(cc)(1): 5.0%
3,392,998		Citigroup, Inc., Repurchase Agreement dated 09/25/12, 0.25%, due 10/02/12 (Repurchase Amount $3,393,161, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $3,460,858, due 09/01/18-08/01/48)	$3,392,998	1.2
2,608,061		Deutsche Bank AG, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,608,115, collateralized by various U.S. Government Securities, 0.500%-7.500%, Market Value plus accrued interest $2,660,223, due 06/30/14-03/31/19)	2,608,061	0.9
3,392,998		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $3,393,054, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $3,460,858, due 05/20/41-09/20/41)	3,392,998	1.2
3,392,998		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $3,393,079, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,460,858, due 10/24/12-10/01/40)	3,392,998	1.2
1,499,253		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $1,499,290, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,529,238, due 11/30/12-07/01/40)	1,499,253	0.5
			14,286,308	5.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
1,081,182		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,081,182)	$1,081,182	0.4

		Total Short-Term Investments
		(Cost $15,367,490)	15,367,490	5.4

		Total Investments in Securities (Cost $199,173,073)	$295,035,794	104.5
		Liabilities in Excess of Other Assets	(12,729,742)	(4.5)
		Net Assets	$282,306,052	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $228,101,484.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$90,068,866
		Gross Unrealized Depreciation	(23,134,556)
		Net Unrealized Appreciation	$66,934,310

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2012 (Unaudited) (continued)

Industry Diversification	Percentage of Net Assets
Retail REITs	30.4%
Diversified Real Estate Activities	15.9
Office REITs	13.2
Specialized REITs	10.1
Residential REITs	9.4
Diversified REITs	8.4
Real Estate Development	4.8
Real Estate Operating Companies	3.5
Industrial REITs	2.9
Hotels, Resorts & Cruise Lines	0.2
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(4.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$27,216,801	$—	$27,216,801
Brazil	300,757	—	—	300,757
Canada	5,652,533	—	—	5,652,533
China	—	2,396,721	—	2,396,721
France	—	13,117,033	—	13,117,033
Germany	—	2,347,245	—	2,347,245
Hong Kong	—	30,574,987	—	30,574,987
Japan	—	38,988,041	—	38,988,041
Netherlands	—	354,995	—	354,995
Singapore	—	12,983,537	—	12,983,537
Sweden	—	2,094,476	—	2,094,476
Switzerland	—	1,686,445	—	1,686,445
United Kingdom	576,815	14,389,322	—	14,966,137
United States	126,988,596	—	—	126,988,596
Total Common Stock	133,518,701	146,149,603	—	279,668,304
Short-Term Investments	1,081,182	14,286,308	—	15,367,490
Total Investments, at fair value	$134,599,883	$160,435,911	$—	$295,035,794

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Consumer Discretionary: 0.7%
85,400	Starwood Hotels & Resorts Worldwide, Inc.	$4,949,784	0.7

	Financials: 98.4%
36,871	Alexandria Real Estate Equities, Inc.	2,710,756	0.4
200,800	American Campus Communities, Inc.	8,811,104	1.3
76,300	American Tower Corp.	5,447,057	0.8
165,392	AvalonBay Communities, Inc.	22,491,658	3.4
330,096	Boston Properties, Inc.	36,511,919	5.5
260,520	BRE Properties, Inc.	12,215,783	1.8
370,500	CBL & Associates Properties, Inc.	7,906,470	1.2
322,600	Colonial Properties Trust	6,790,730	1.0
343,900	CubeSmart	4,425,993	0.7
764,300	DDR Corp.	11,739,648	1.8
95,457	Digital Realty Trust, Inc.	6,667,671	1.0
505,100	Douglas Emmett, Inc.	11,652,657	1.7
753,800	Duke Realty Corp.	11,080,860	1.7
503,071	Equity Residential	28,941,675	4.3
97,800	Essex Property Trust, Inc.	14,497,872	2.2
128,488	Federal Realty Investment Trust	13,529,786	2.0
1,052,653	General Growth Properties, Inc.	20,505,680	3.1
684,952	HCP, Inc.	30,466,665	4.6
398,000	Health Care Real Estate Investment Trust, Inc.	22,984,500	3.4
342,645	Healthcare Realty Trust, Inc.	7,897,967	1.2
237,447	Highwoods Properties, Inc.	7,745,521	1.2
1,795,768	Host Hotels & Resorts, Inc.	28,822,076	4.3
272,200	Kilroy Realty Corp.	12,189,116	1.8
1,065,478	Kimco Realty Corp.	21,597,239	3.2
350,900	LaSalle Hotel Properties	9,365,521	1.4
360,745	Liberty Property Trust	13,073,399	2.0
365,023	Macerich Co.	20,890,266	3.1
122,500	Pebblebrook Hotel Trust	2,865,275	0.4
266,600	Post Properties, Inc.	12,786,136	1.9
807,284	ProLogis, Inc.	28,279,159	4.2
205,364	Public Storage, Inc.	28,580,508	4.3
69,800	Regency Centers Corp.	3,401,354	0.5
490,611	Simon Property Group, Inc.	74,479,656	11.1
259,554	SL Green Realty Corp.	20,782,489	3.1
222,398	Tanger Factory Outlet Centers, Inc.	7,190,127	1.1
187,274	Taubman Centers, Inc.	14,369,534	2.2
733,703	UDR, Inc.	18,210,509	2.7
442,595	Ventas, Inc.	27,551,539	4.1
221,933	Vornado Realty Trust	17,987,670	2.7
		657,443,545	98.4
	Total Common Stock
	(Cost $518,398,814)	662,393,329	99.1
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
4,319,072	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $4,319,072)	4,319,072	0.6

	Total Short-Term Investments
	(Cost $4,319,072)	4,319,072	0.6

	Total Investments in Securities (Cost $522,717,886)	$666,712,401	99.7
	Assets in Excess of Other Liabilities	1,808,095	0.3
	Net Assets	$668,520,496	100.0

	Cost for federal income tax purposes is $545,885,960.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$144,178,637
	Gross Unrealized Depreciation	(23,352,196)
	Net Unrealized Appreciation	$120,826,441

Industry Diversification	Percentage of Net Assets
Retail REITs	28.8%
Specialized REITs	25.2
Residential REITs	18.6
Office REITs	14.7
Diversified REITs	6.4
Industrial REITs	4.2
Hotels, Resorts & Cruise Lines	0.7
Short-Term Investments	1.1
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$662,393,329	$—	$—	$662,393,329
Short-Term Investments	4,319,072	—	—	4,319,072
Total Investments, at fair value	$666,712,401	$—	$—	$666,712,401

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
33,429	@	DFA Emerging Markets Core Equity Portfolio	$639,492	5.5
38,595	@	DFA International Real Estate Securities Portfolio	210,345	1.8
68,479	@	DFA International Vector Equity Portfolio	632,750	5.4
88,811	@	DFA Large Cap International Portfolio	1,613,687	13.8
168,579	@	DFA Selectively Hedged Global Fixed Income Portfolio	1,758,280	15.0
74,824	@	DFA U.S. Core Equity 1 Portfolio	918,844	7.8
99,494	@	DFA U.S. Large Company Portfolio	1,130,252	9.7
14,991	@	DFA U.S. Small Cap Portfolio	350,800	3.0
157,248	@	VA Global Bond Portfolio	1,756,459	15.0
34,263	@	VA International Small Portfolio	341,263	2.9
46,115	@	VA International Value Portfolio	492,051	4.2
114,027	@	VA Short-Term Fixed Portfolio	1,169,920	10.0
21,014	@	VA U.S. Large Value Portfolio	354,094	3.0
27,831	@	VA U.S. Targeted Value Portfolio	352,344	3.0

		Total Mutual Funds
		(Cost $11,005,777)	11,720,581	100.1
SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
33,717		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $33,717)	33,717	0.3

		Total Short-Term Investments
		(Cost $33,717)	33,717	0.3

		Total Investments in Securities (Cost $11,039,494)	$11,754,298	100.4
		Liabilities in Excess of Other Assets	(45,767)	(0.4)
		Net Assets	$11,708,531	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $11,067,302.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$732,906
		Gross Unrealized Depreciation	(45,910)
		Net Unrealized Appreciation	$686,996

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$11,720,581	$—	$—	$11,720,581
Short-Term Investments	33,717	—	—	33,717
Total Investments, at fair value	$11,754,298	$—	$—	$11,754,298

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.7%
790,989	@	DFA Emerging Markets Core Equity Portfolio	$15,131,629	9.1
921,727	@	DFA International Real Estate Securities Portfolio	5,023,412	3.0
1,501,342	@	DFA International Vector Equity Portfolio	13,872,404	8.3
2,116,787	@	DFA Large Cap International Portfolio	38,462,024	23.1
1,768,677	@	DFA U.S. Core Equity 1 Portfolio	21,719,357	13.0
2,341,652	@	DFA U.S. Large Company Portfolio	26,601,165	15.9
357,734	@	DFA U.S. Small Cap Portfolio	8,370,971	5.0
875,057	@	VA International Small Portfolio	8,715,572	5.2
1,110,132	@	VA International Value Portfolio	11,845,107	7.1
497,308	@	VA U.S. Large Value Portfolio	8,379,647	5.0
658,833	@	VA U.S. Targeted Value Portfolio	8,340,822	5.0

		Total Mutual Funds
		(Cost $156,712,233)	166,462,110	99.7
SHORT-TERM INVESTMENTS: 0.4%
		Mutual Funds: 0.4%
677,852		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $677,852)	677,852	0.4

		Total Short-Term Investments
		(Cost $677,852)	677,852	0.4

		Total Investments in Securities (Cost $157,390,085)	$167,139,962	100.1
		Liabilities in Excess of Other Assets	(172,960)	(0.1)
		Net Assets	$166,967,002	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $158,003,641.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$13,273,500
		Gross Unrealized Depreciation	(4,137,179)
		Net Unrealized Appreciation	$9,136,321

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$166,462,110	$—	$—	$166,462,110
Short-Term Investments	677,852	—	—	677,852
Total Investments, at fair value	$167,139,962	$—	$—	$167,139,962

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 27.5%
32,600		Adidas AG	$2,675,197	0.2
54,615	@	AFC Enterprises	1,343,529	0.1
203,700		American Eagle Outfitters	4,293,996	0.4
130,281	@, L	American Public Education, Inc.	4,746,137	0.4
41,429	@	Asbury Automotive Group, Inc.	1,157,941	0.1
93,759	@	Ascena Retail Group, Inc.	2,011,131	0.2
63,349	@	Bed Bath & Beyond, Inc.	3,990,987	0.4
38,500		Brinker International, Inc.	1,359,050	0.1
94,800		Brunswick Corp.	2,145,324	0.2
117,822	@	Cabela’s, Inc.	6,442,507	0.6
28,988	@	Capella Education Co.	1,016,319	0.1
240,080		Cheesecake Factory	8,582,860	0.8
86,160		Cheil Communications, Inc.	1,827,244	0.2
220,562		Cinemark Holdings, Inc.	4,947,206	0.4
163,846		Comcast Corp. – Class A	5,860,771	0.5
77,000	L	Daihatsu Motor Co., Ltd.	1,282,944	0.1
141,509		Dana Holding Corp.	1,740,561	0.2
154,277	@	Delphi Automotive PLC	4,782,587	0.4
225,890	@	Discovery Communications, Inc. - Class A	13,469,821	1.2
147,300		D.R. Horton, Inc.	3,040,272	0.3
153,892		Expedia, Inc.	8,901,113	0.8
306,500		Foot Locker, Inc.	10,880,750	1.0
145,651		GNC Holdings, Inc.	5,676,019	0.5
17,942	@	Gordmans Stores, Inc.	331,030	0.0
163,688	@	Grand Canyon Education, Inc.	3,851,579	0.3
80,544		Group 1 Automotive, Inc.	4,851,165	0.4
433,231		H&R Block, Inc.	7,507,893	0.7
1,127,000	@	Haseko Corp.	720,211	0.1
213,920		HSN, Inc.	10,492,776	0.9
95,431		Interval Leisure Group, Inc.	1,806,509	0.2
151,642		Jarden Corp.	8,012,763	0.7
267,206	@	Jubilant Foodworks Ltd.	6,936,519	0.6
30,250	@	KT Skylife Co. Ltd.	832,085	0.1
79,720	@	Life Time Fitness, Inc.	3,646,393	0.3
140,600		Lithia Motors, Inc.	4,683,386	0.4
486,576	@	LKQ Corp.	9,001,656	0.8
193,990		Limited Brands, Inc.	9,555,947	0.9
902,112	@	New Focus Auto Tech Holdings Ltd.	127,975	0.0
6,558	@	NVR, Inc.	5,538,231	0.5
27,258		Omnicom Group	1,405,423	0.1
18,300	@	Paddy Power PLC	1,355,272	0.1
9,544		Page Industries Ltd.	575,000	0.1
34,200	@	Panera Bread Co.	5,844,438	0.5
73,254	@	Papa John’s International, Inc.	3,912,496	0.4
27,500		Pearson PLC	537,587	0.0
130,216		Penske Auto Group, Inc.	3,918,199	0.4
133,678		Polaris Industries, Inc.	10,810,540	1.0
60,806		PVH Corp.	5,698,738	0.5
271,635		Ross Stores, Inc.	17,547,621	1.6
204,694	@	Sally Beauty Holdings, Inc.	5,135,772	0.5
77,905		Service Corp. International	1,048,601	0.1
148,690		Sonic Automotive, Inc.	2,822,136	0.3
41,985		Stage Stores, Inc.	884,204	0.1
84,749		Sun TV Network Ltd.	560,016	0.1
395,806		Texas Roadhouse, Inc.	6,768,283	0.6
350,352		Time Warner, Inc.	15,881,456	1.4
363,243		TJX Cos., Inc.	16,269,654	1.5
12,448	@	TRW Automotive Holdings Corp.	544,102	0.0
15,400		Tsutsumi Jewelry Co., Ltd.	375,980	0.0
10,120	@, L	Vera Bradley, Inc.	241,362	0.0
51,100	@	Vitamin Shoppe, Inc.	2,980,152	0.3
52,150		Whirlpool Corp.	4,323,757	0.4
299,275		Wyndham Worldwide Corp.	15,705,952	1.4
6,510		Youngone Corp.	214,299	0.0
			305,431,424	27.5
		Consumer Staples: 3.4%
4,600		Ain Pharmaciez, Inc.	328,569	0.0
43,399		Britannia Industries Ltd.	391,451	0.1
85,489		ConAgra Foods, Inc.	2,358,642	0.2
132,899		Dr Pepper Snapple Group, Inc.	5,917,992	0.5
40,311	@	Hain Celestial Group, Inc.	2,539,593	0.2
93,636		Jyothy Laboratories Ltd.	284,040	0.0
387,219		Kroger Co.	9,115,135	0.8
17,490		Molson Coors Brewing Co.	787,925	0.1
912		Orion Corp.	796,151	0.1
19,135	@	Post Holdings, Inc.	575,198	0.1
219,617	L	Safeway, Inc.	3,533,638	0.3
32,842		Spectrum Brands Holdings, Inc.	1,314,008	0.1
35,752	@	United Natural Foods, Inc.	2,089,704	0.2
6,216,000		Want Want China Holdings Ltd.	7,912,714	0.7
			37,944,760	3.4
		Energy: 8.6%
19,116		Apache Corp.	1,652,960	0.1
134,371	@	Denbury Resources, Inc.	2,171,435	0.2
82,900	L	Diamond Offshore Drilling	5,455,649	0.5
173,787	@	Dresser-Rand Group, Inc.	9,577,402	0.9
18,600	@	Dril-Quip, Inc.	1,336,968	0.1
94,900	@	Ensco PLC	5,177,744	0.5
328,530	@	Helix Energy Solutions Group, Inc.	6,002,243	0.5

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
78,947		HollyFrontier Corp.	$3,258,143	0.3
254,596		Marathon Petroleum Corp.	13,898,396	1.2
1,265,210	@	McDermott International, Inc.	15,460,866	1.4
179,600	@	Noble Corp.	6,426,088	0.6
165,846	@	Parker Drilling Co.	701,529	0.1
61,800		Phillips 66	2,865,666	0.3
113,395	@	Pioneer Energy Services Corp.	883,347	0.1
160,063		QEP Resources, Inc.	5,067,595	0.4
145,931	@	Swift Energy Co.	3,047,039	0.3
19,006		Tesoro Corp.	796,351	0.1
203,525	@	Tetra Technologies, Inc.	1,231,326	0.1
63,170	@	Unit Corp.	2,621,555	0.2
236,516		Valero Energy Corp.	7,492,827	0.7
30,826	@	WPX Energy, Inc.	511,403	0.0
			95,636,532	8.6
		Financials: 14.3%
62,110		Acom Co., Ltd.	1,579,930	0.1
35,467	@	Affiliated Managers Group, Inc.	4,362,441	0.4
98,523	@	Altisource Portfolio Solutions SA	8,497,609	0.8
25,905		Ameriprise Financial, Inc.	1,468,554	0.1
118,614		Assured Guaranty Ltd.	1,615,523	0.2
7,215		Bank of Hawaii Corp.	329,148	0.0
500,911		BB&T Corp.	16,610,209	1.5
11,700		BOK Financial Corp.	691,470	0.1
44,700		Brasil Insurance Participacoes e Administracao SA	422,029	0.0
25,900		City National Corp.	1,334,109	0.1
22,162		CME Group, Inc.	1,269,882	0.1
259,713		Comerica, Inc.	8,064,089	0.7
177,000		Credit Saison Co., Ltd.	4,276,290	0.4
38,740		CRISIL Ltd.	704,076	0.1
17,362		Cullen/Frost Bankers, Inc.	997,100	0.1
97,750		Discover Financial Services	3,883,607	0.4
89,800		East-West Bancorp., Inc.	1,896,576	0.2
16,827		Extra Space Storage, Inc.	559,498	0.1
222,600		First Commonwealth Financial Corp.	1,569,330	0.1
147,831		Glacier Bancorp., Inc.	2,303,207	0.2
241,274		HDFC Bank Ltd.	2,874,621	0.3
31,900		Hitachi Capital Corp.	577,438	0.1
2,216,392		Huntington Bancshares, Inc.	15,293,105	1.4
331,805		Lincoln National Corp.	8,026,363	0.7
277,400		Marusan Securities Co., Ltd.	825,944	0.1
50,856		MB Financial Corp.	1,004,406	0.1
23,500		Mitsubishi UFJ Lease & Finance Co., Ltd.	989,375	0.1
2,628	L	Monex Beans Holdings, Inc.	430,999	0.0
117,400		Och-Ziff Capital Management Group LLC	1,134,084	0.1
512,032		Old Republic International Corp.	4,761,898	0.4
47,642		PacWest Bancorp	1,113,393	0.1
256,778		PrivateBancorp, Inc.	4,105,880	0.4
198,104		Protective Life Corp.	5,192,306	0.5
1,193,781		Regions Financial Corp.	8,607,161	0.8
139,380		Reinsurance Group of America, Inc.	8,065,921	0.7
123,344		SEI Investments Co.	2,645,729	0.2
2,121,000		Shinsei Bank Ltd.	2,739,863	0.2
170,668		SunTrust Bank	4,824,784	0.4
1,101,657		Synovus Financial Corp.	2,610,927	0.2
492,500		TD Ameritrade Holding Corp.	7,569,725	0.7
24,927	@	Texas Capital Bancshares, Inc.	1,239,121	0.1
83,400		Waddell & Reed Financial, Inc.	2,733,018	0.3
157,929	@	Walter Investment Management Corp.	5,844,952	0.5
359,000		Wharf Holdings Ltd.	2,482,414	0.2
			158,128,104	14.3
		Health Care: 4.6%
49,937	@	3SBio, Inc. ADR ADR	648,682	0.1
99,672	@	Alexion Pharmaceuticals, Inc.	11,402,477	1.0
49,531	@	Align Technology, Inc.	1,831,161	0.2
56,900	@	AMN Healthcare Services, Inc.	572,414	0.0
31,630	@, L	Athenahealth, Inc.	2,902,685	0.3
10,000	@	Biogen Idec, Inc.	1,492,300	0.1
18,655	@	Celgene Corp.	1,425,242	0.1
104,131	@	Community Health Systems, Inc.	3,034,377	0.3
93,499	@	Genomic Health, Inc.	3,243,480	0.3
93,000	@	Genus PLC	2,272,332	0.2
89,175	@	Health Management Associates, Inc.	748,178	0.1
22,500		Hill-Rom Holdings, Inc.	653,850	0.1
3,414		Humana, Inc.	239,492	0.0
3,887	@	Masimo Corp.	93,988	0.0
148,606		Omnicare, Inc.	5,048,146	0.4
53,225	@	PharMerica Corp.	673,829	0.1
18,838	@	Regeneron Pharmaceuticals, Inc.	2,875,809	0.3
46,876		Resmed, Inc.	1,897,072	0.2
25,700		Ship Healthcare Holdings, Inc.	817,663	0.1
170,788	@	Tenet Healthcare Corp.	1,070,841	0.1
100,457		Thermo Fisher Scientific, Inc.	5,909,885	0.5
36,127		Trinity Biotech PLC ADR	454,116	0.0
31,183	@	United Therapeutics Corp.	1,742,506	0.1
			51,050,525	4.6
		Industrials: 15.6%
177,396		Actuant Corp.	5,077,074	0.5
83,638		Acuity Brands, Inc.	5,293,449	0.5
138,209	@	AGCO Corp.	6,562,163	0.6
171,458		Ametek, Inc.	6,078,186	0.5

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
93,873		Apogee Enterprises, Inc.	$1,841,788	0.2
119,437	@	Beacon Roofing Supply, Inc.	3,403,955	0.3
8,654		Brady Corp.	253,389	0.0
38,780		Brink’s Co.	996,258	0.1
179,707		Carlisle Cos., Inc.	9,330,387	0.8
37,789	@	Chart Industries, Inc.	2,790,718	0.2
193,000		Chiyoda Corp.	2,998,430	0.3
109,219		Con-way, Inc.	2,989,324	0.3
33,823	@	Copa Holdings S.A.	2,748,795	0.2
112,835	@	Copart, Inc.	3,128,915	0.3
99,199		Corporate Executive Board Co.	5,320,042	0.5
163,482		Corrections Corp. of America	5,468,473	0.5
158,101		Donaldson Co., Inc.	5,487,686	0.5
17,955		Dover Corp.	1,068,143	0.1
17,204	@	DXP Enterprises, Inc.	821,835	0.1
26,551		Edenred	745,542	0.1
20,600	@	Endo Lighting Corp.	860,500	0.1
128		en-japan, Inc.	127,151	0.0
238,686		Equifax, Inc.	11,117,994	1.0
291,072		Fluor Corp.	16,381,532	1.5
395,266	@	Foster Wheeler AG	9,470,573	0.8
36,871		Harsco Corp.	756,962	0.1
73,000	@	Hertz Global Holdings, Inc.	1,002,290	0.1
48,722		Hubbell, Inc.	3,933,814	0.4
260,750		Ingersoll-Rand PLC	11,686,815	1.0
14,193	@	Kforce, Inc.	167,335	0.0
27,400		Kitz Corp.	117,511	0.0
125,264		Lennox International, Inc.	6,057,767	0.5
303,819	@	MAX India Ltd.	1,289,315	0.1
95,700		Multiplus SA	1,948,225	0.2
8,100		Norfolk Southern Corp.	515,403	0.0
200,833	@	Old Dominion Freight Line	6,057,123	0.5
124,305		Republic Services, Inc.	3,419,631	0.3
43,600		Roper Industries, Inc.	4,791,204	0.4
28,070		Snap-On, Inc.	2,017,391	0.2
1,371,835		Southwest Airlines Co.	12,030,993	1.1
20,333	@	TransDigm Group, Inc.	2,884,643	0.3
49,765		URS Corp.	1,757,202	0.2
50,600	@, X	Uzel Makina Sanayii AS	–	–
15,827		Valmont Industries, Inc.	2,081,251	0.2
			172,877,177	15.6
		Information Technology: 19.7%
811,500		AAC Technologies Holdings, Inc.	2,917,751	0.3
61,974	@, L	Acme Packet, Inc.	1,059,755	0.1
40,505	@	Alliance Data Systems Corp.	5,749,685	0.5
39,962	@	Arrow Electronics, Inc.	1,347,119	0.1
50,100		ASML Holding NV	2,679,771	0.2
50,400	@	Benchmark Electronics, Inc.	769,608	0.1
1,373,565	@	Brocade Communications Systems, Inc.	8,124,637	0.7
21,000	@	CGI Group, Inc.	563,930	0.1
24,704	@	Computer Task Group, Inc.	399,711	0.0
595,451	@	Compuware Corp.	5,900,919	0.5
111,466	@	CoreLogic, Inc.	2,957,193	0.3
29,023	@	Cray, Inc.	368,592	0.0
129,902	@	eBay, Inc.	6,288,556	0.6
83,000		Epistar Corp.	176,429	0.0
21,378		FEI Co.	1,143,723	0.1
224,748		Fidelity National Information Services, Inc.	7,016,633	0.6
291,821	@	Fiserv, Inc.	21,603,509	1.9
128,583	@	FleetCor Technologies, Inc.	5,760,518	0.5
122,310		Gemalto NV	10,757,042	1.0
341,859	@	Genpact Ltd.	5,702,208	0.5
3,939	@	Google, Inc. - Class A	2,971,975	0.3
118,518		Heartland Payment Systems, Inc.	3,754,650	0.3
148,652		Ingenico	7,641,509	0.7
44,745	@	Ingram Micro, Inc.	681,466	0.1
84,039		Intuit, Inc.	4,948,216	0.4
84,293		Jabil Circuit, Inc.	1,577,965	0.1
19,593		Jack Henry & Associates, Inc.	742,575	0.1
171,800		KLA-Tencor Corp.	8,195,719	0.7
69,115		Kontron AG	307,916	0.0
102,836		Lender Processing Services, Inc.	2,868,096	0.3
409,008	@	LSI Logic Corp.	2,826,245	0.3
37,500	@, L	Mail.ru Group Ltd. GDR	1,255,990	0.1
55,587		MAXIMUS, Inc.	3,319,656	0.3
19,900	@, L	Mellanox Technologies Ltd.	2,020,447	0.2
774,345	@	Mentor Graphics Corp.	11,986,861	1.1
121,157	@	NCR Corp.	2,824,170	0.3
60,500		NetDragon Websoft, Inc.	67,847	0.0
116,528	@	NeuStar, Inc.	4,664,616	0.4
96,737	@	Parametric Technology Corp.	2,108,867	0.2
36,181	@	PDF Solutions, Inc.	494,232	0.0
23,800	@	Plexus Corp.	720,902	0.1
99,349	@	PMC - Sierra, Inc.	560,328	0.1
123,257	@	SS&C Technologies Holdings, Inc.	3,107,309	0.3
155,800	@	Symantec Corp.	2,804,400	0.3
527,495	@	Synopsys, Inc.	17,417,885	1.6
77,263	@	TeleTech Holdings, Inc.	1,317,334	0.1
16,457	@	Teradata Corp.	1,241,022	0.1
678,811		Total System Services, Inc.	16,087,821	1.4
40,427	@	Unisys Corp.	841,690	0.1
127,720		Visa, Inc.	17,150,242	1.5
118,208	@	Vishay Intertechnology, Inc.	1,161,985	0.1
			218,957,225	19.7
		Materials: 5.6%
23,471		Cabot Corp.	858,334	0.1
13,300		CF Industries Holdings, Inc.	2,955,792	0.3
12,800		Cytec Industries, Inc.	838,656	0.1
106,066		FMC Corp.	5,873,935	0.5
125,400		GoldCorp, Inc.	5,757,864	0.5
82,200		Iamgold Corp.	1,303,528	0.1
171,887		International Paper Co.	6,242,936	0.6

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
8,045		Kinross Gold Corp.	$82,324	0.0
131,400		Kinross Gold Corp.	1,341,594	0.1
134,443	@	Landec Corp.	1,539,372	0.1
30,785	@	Louisiana-Pacific Corp.	384,812	0.0
268,086		LyondellBasell Industries NV	13,849,323	1.2
468,900	@	New Gold, Inc.	5,747,376	0.5
54,054		Newmont Mining Corp.	3,027,564	0.3
267,622		Pidilite Industries Ltd.	1,046,287	0.1
30,805		PPG Industries, Inc.	3,537,646	0.3
116,500	@	Sandstorm Gold Ltd.	1,496,689	0.1
49,971	@	WR Grace & Co.	2,952,287	0.3
87,434	L	Yamana Gold, Inc.	1,670,864	0.2
31,600		Yamana Gold, Inc. (Canadian Denominated Security)	603,650	0.1
76,260	@, L	Zoltek Cos., Inc.	586,439	0.1
			61,697,272	5.6
		Utilities: 0.0%
207,000		Towngas China Co. Ltd.	153,095	0.0

		Total Common Stock
		(Cost $1,007,764,204)	1,101,876,114	99.3

PREFERRED STOCK: 0.3%
		Financials: 0.3%
1,100	#, @, P	Ally Financial, Inc.	1,029,085	0.1
64,456	@, P	GMAC Capital Trust I	1,618,490	0.2

		Total Preferred Stock
		(Cost $2,138,810)	2,647,575	0.3

WARRANTS: 0.0%
		Energy: 0.0%
87,428	@, L	Magnum Hunter Resources Corp.	26,254	0.0

		Industrials: 0.0%
158,602	@	Voyager Oil & Gas, Inc.	11,705	0.0

		Total Warrants
		(Cost $–)	37,959	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		Consumer Staples: 0.0%
INR	993,140	Britannia Industries Ltd., 8.250%, 03/22/13	$19,300	0.0

		Total Corporate Bonds/Notes
		(Cost $21,493)	19,300	0.0

		Total Long-Term Investments
		(Cost $1,009,924,507)	1,104,580,948	99.6

SHORT-TERM INVESTMENTS: 1.3%
		Securities Lending Collateral(cc)(1): 1.3%
3,538,727		Citigroup, Inc., Repurchase Agreement dated 09/25/12, 0.25%, due 10/02/12 (Repurchase Amount $3,538,897, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $3,609,502, due 09/01/18-08/01/48)	3,538,727	0.3
3,538,727		Deutsche Bank AG, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $3,538,800, collateralized by various U.S. Government Securities, 0.500%-7.500%, Market Value plus accrued interest $3,609,502, due 06/30/14-03/31/19)	3,538,727	0.3
3,538,727		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.17%, due 10/01/12 (Repurchase Amount $3,538,776, collateralized by various U.S. Government Agency Obligations, 1.250%-5.870%, Market Value plus accrued interest $3,609,526, due 08/20/13-01/22/37)	3,538,727	0.3
3,538,727		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $3,538,811, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,609,502, due 10/24/12-10/01/40)	3,538,727	0.3

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
744,996		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $745,011, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $759,896, due 07/01/41-09/01/42)	$744,996	0.1
			14,899,904	1.3
		Total Short-Term Investments
		(Cost $14,899,904)	14,899,904	1.3

		Total Investments in Securities (Cost $1,024,824,411)	$1,119,480,852	100.9
		Liabilities in Excess of Other Assets	(10,127,571)	(0.9)
		Net Assets	$1,109,353,281	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	INR	Indian Rupee

		Cost for federal income tax purposes is $1,032,258,399.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$110,143,563
		Gross Unrealized Depreciation	(22,921,110)
		Net Unrealized Appreciation	$87,222,453

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$287,539,070	$17,892,354	$—	$305,431,424
Consumer Staples	28,623,286	9,321,474	—	37,944,760
Energy	95,636,532	—	—	95,636,532
Financials	140,647,154	17,480,950	—	158,128,104
Health Care	47,960,530	3,089,995	—	51,050,525
Industrials	166,738,728	6,138,449	—	172,877,177
Information Technology	193,152,970	25,804,255	—	218,957,225
Materials	60,650,985	1,046,287	—	61,697,272
Utilities	—	153,095	—	153,095
Total Common Stock	1,020,949,255	80,926,859	—	1,101,876,114
Preferred Stock	—	2,647,575	—	2,647,575
Warrants	—	37,959	—	37,959
Corporate Bonds/Notes	—	19,300	—	19,300
Short-Term Investments	—	14,899,904	—	14,899,904
Total Investments, at fair value	$1,020,949,255	$98,531,597	$—	$1,119,480,852

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2012 (Unaudited) (continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 48.8%
			Beverages: 0.2%
2,000,000		#	Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.500%, 08/15/19	$1,940,000	0.2

			Consumer Discretionary: 10.1%
1,800,000		#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	1,986,750	0.2
3,000,000			Cablevision Systems Corp., 7.750%, 04/15/18	3,337,500	0.4
3,000,000			Cablevision Systems Corp., 8.000%, 04/15/20	3,360,000	0.4
1,000,000			Cablevision Systems Corp., 8.625%, 09/15/17	1,167,500	0.1
1,200,000		#	Caesars Operating Escrow LLC / Caesars Escrow Corp., 8.500%, 02/15/20	1,203,000	0.1
5,867,024			CCH II, LLC / CCH II Capital Corp., 13.500%, 11/30/16	6,380,389	0.8
2,500,000			CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,687,500	0.3
2,000,000		#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17	2,145,000	0.3
2,000,000			Ceridian Corp., 11.250%, 11/15/15	1,980,000	0.2
4,455,000			Chrysler Group LLC - Term Loan B, 6.000%, 05/24/17	4,551,215	0.5
4,300,000			Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,601,000	0.6
1,400,000			CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	1,501,500	0.2
1,888,740		&	CityCenter Holdings LLC / CityCenter Finance Corp., 10.750%, 01/15/17	2,025,674	0.2
8,035,944			Clear Channel Communications, Inc., 3.866%, 11/13/15	6,589,474	0.8
5,300,000			Clear Channel Communications, Inc., 9.000%, 03/01/21	4,743,500	0.6
1,600,000			Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,732,000	0.2
3,000,000			ClubCorp Club Operations, Inc., 10.000%, 12/01/18	3,307,500	0.4
2,700,000		#	CSC Holdings LLC, 6.750%, 11/15/21	2,990,250	0.4
5,000,000			Cumulus Media, Inc., 7.500%, 03/01/19	5,062,500	0.6
1,300,000		L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,446,250	0.2
750,000			Harrah’s Operating Co., Inc., 11.250%, 06/01/17	810,000	0.1
500,000			KB Home, 6.250%, 06/15/15	522,500	0.1
3,000,000		#	Landry’s, Inc., 9.375%, 05/01/20	3,180,000	0.4
400,000		#	MGM Resorts International, 6.750%, 10/01/20	401,000	0.0
1,500,000			MGM Resorts International, 10.000%, 11/01/16	1,725,000	0.2
586,184			SuperMedia, Inc., 11.000%, 12/31/15	389,812	0.0
2,068,779			U.S. Investigations Services, Inc., 2.969%, 04/01/15	1,929,136	0.2
2,100,000		#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 8.125%, 12/01/17	2,268,000	0.3
EUR	2,750,000	#	UPC Germany GmbH, 8.125%, 12/01/17	3,807,763	0.5
EUR	1,500,000	#	UPC Germany GmbH, 9.625%, 12/01/19	2,134,789	0.3
2,000,000		#	UR Financing Escrow Corp., 7.625%, 04/15/22	2,195,000	0.3
1,900,000			Visant Corp., 10.000%, 10/01/17	1,890,500	0.2
				84,052,002	10.1
			Consumer Staples: 1.4%
1,200,000			Dean Foods Co., 9.750%, 12/15/18	1,374,000	0.2
800,000		#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	802,000	0.1
1,000,000			JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,125,000	0.1
900,000		#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.750%, 10/15/20	901,125	0.1
1,400,000			Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 08/15/19	1,519,000	0.2
500,000			Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, 02/15/21	498,750	0.0

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Consumer Staples (continued)
2,300,000			Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	$2,458,125	0.3
600,000			Smithfield Foods, Inc., 6.625%, 08/15/22	624,000	0.1
2,500,000		L	Supervalu, Inc., 8.000%, 05/01/16	2,243,750	0.3
				11,545,750	1.4
			Diversified Finan Serv: 0.3%
2,300,000		#	Nuveen Investments, Inc., 9.500%, 10/15/20	2,300,000	0.3

			Energy: 5.5%
1,300,000			Antero Resources Finance Corp., 7.250%, 08/01/19	1,413,750	0.2
1,400,000			Antero Resources Finance Corp., 9.375%, 12/01/17	1,554,000	0.2
1,500,000		L	Arch Coal, Inc., 7.250%, 06/15/21	1,260,000	0.1
2,000,000			Chesapeake Energy Corp. - Term Loan B, 8.500%, 12/02/17	2,009,166	0.2
1,500,000		L	Chesapeake Energy Corp., 6.775%, 03/15/19	1,505,625	0.2
3,000,000			Chesapeake Energy Corp., 6.875%, 11/15/20	3,180,000	0.4
3,300,000		L	Chesapeake Energy Corp., 6.875%, 08/15/18	3,448,500	0.4
6,000,000		L	Chesapeake Energy Corp., 7.250%, 12/15/18	6,480,000	0.8
1,400,000			Consol Energy, Inc., 8.250%, 04/01/20	1,473,500	0.2
1,500,000			El Paso Corp., 7.750%, 01/15/32	1,755,917	0.2
1,500,000			Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,691,250	0.2
2,500,000		#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	2,728,125	0.3
919,000		#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	951,165	0.1
2,000,000			Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,200,000	0.3
1,000,000		#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	1,047,500	0.1
1,000,000		#	Peabody Energy Corp., 6.250%, 11/15/21	1,000,000	0.1
2,600,000		#	Samson Investment Co., 9.750%, 02/15/20	2,681,250	0.3
4,000,000		#	SandRidge Energy, Inc., 8.000%, 06/01/18	4,220,000	0.5
3,200,000			SandRidge Energy, Inc., 9.875%, 05/15/16	3,504,000	0.4
2,000,000			W&T Offshore, Inc., 8.500%, 06/15/19	2,190,000	0.3
				46,293,748	5.5
			Financials: 4.2%
1,000,000			Ally Financial, Inc., 6.250%, 12/01/17	1,085,574	0.1
2,500,000			Ally Financial, Inc., 8.000%, 03/15/20	2,937,500	0.4
1,500,000			Bank of America Corp., 8.125%, 12/29/49	1,654,065	0.2
EUR	900,000	#	Boparan Holdings Ltd., 9.750%, 04/30/18	1,228,829	0.1
GBP	1,000,000	#	Boparan Holdings Ltd., 9.875%, 04/30/18	1,723,804	0.2
2,000,000			International Lease Finance Corp., 8.875%, 09/01/17	2,370,000	0.3
4,000,000			iStar Financial, Inc. - Term Loan A2, 7.000%, 06/11/14	4,030,000	0.5
12,500,000			JPMorgan Chase & Co., 7.900%, 04/29/49	14,247,662	1.7
2,000,000		#	Liberty Mutual Group, Inc., 10.750%, 06/15/58	2,920,000	0.4
2,500,000		#	UPCB Finance III Ltd., 6.625%, 07/01/20	2,631,250	0.3
				34,828,684	4.2
			Health Care: 3.6%
800,000			Grifols, Inc., 8.250%, 02/01/18	888,000	0.1
3,000,000			HCA, Inc., 6.500%, 02/15/16	3,315,000	0.4
3,400,000			HCA, Inc., 6.500%, 02/15/20	3,791,000	0.5
3,200,000			HCA, Inc., 7.500%, 02/15/22	3,640,000	0.4
500,000		#	Health Management Associates, Inc., 7.375%, 01/15/20	545,000	0.1
1,990,000			Kinetic Concepts, Inc. - Term Loan B1, 7.000%, 05/04/18	2,021,094	0.2
2,455,000			Tenet Healthcare Corp., 8.000%, 08/01/20	2,648,331	0.3
5,000,000			Tenet Healthcare Corp., 9.250%, 02/01/15	5,650,000	0.7
2,750,000			Tenet Healthcare Corp., 10.000%, 05/01/18	3,190,000	0.4
500,000			Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	534,375	0.1
3,200,000			Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,432,000	0.4
				29,654,800	3.6

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Holding Companies-Divers: 0.1%
1,000,000		#	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.375%, 10/01/17	$1,025,000	0.1

			Home Builders: 0.3%
	2,500,000		KB Home, 7.500%, 09/15/22	2,712,500	0.3

			Industrials: 3.1%
	1,600,000	#, L	Abengoa Finance SAU, 8.875%, 11/01/17	1,488,000	0.2
	1,100,000	#	CEVA Group PLC, 8.375%, 12/01/17	1,071,125	0.1
	3,600,000	#	CEVA Group PLC, 11.500%, 04/01/18	3,204,000	0.4
	1,000,000	#	CEVA Group PLC, 12.750%, 03/31/20	800,000	0.1
	2,500,000		CHC Helicopter SA, 9.250%, 10/15/20	2,581,250	0.3
	2,000,000	#	Halcon Resources Corp, 9.750%, 07/15/20	2,050,000	0.3
	1,000,000		HD Supply, Inc., 7.250%, 10/05/17	1,033,958	0.1
	1,000,000		Manitowoc Co., Inc., 9.500%, 02/15/18	1,125,000	0.1
	1,100,000		Navistar International Corp., 7.000%, 08/15/17	1,117,875	0.1
	1,200,000	L	Navistar International Corp., 8.250%, 11/01/21	1,144,500	0.1
	2,500,000		Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	2,593,750	0.3
	2,200,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	2,436,500	0.3
	4,000,000	L	Terex Corp., 8.000%, 11/15/17	4,160,000	0.5
	1,100,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	1,182,500	0.2
				25,988,458	3.1
			Information Technology: 7.4%
	6,100,000		CDW LLC / CDW Finance Corp., 8.500%, 04/01/19	6,664,250	0.8
	750,000		CDW LLC / CDW Finance Corp., 12.535%, 10/12/17	804,375	0.1
	3,276,964		First Data Corp. - Term Loan B-3, 4.217%, 09/24/14	3,263,856	0.4
	2,742,365		First Data Corp., 5.217%, 03/23/17	2,701,443	0.3
	4,179,000	#	First Data Corp., 8.250%, 01/15/21	4,189,447	0.5
	3,187,000	#, &	First Data Corp., 8.750%, 01/15/22	3,226,837	0.4
	500,000	L	First Data Corp., 9.875%, 09/24/15	512,500	0.1
	2,500,000	&	First Data Corp., 10.550%, 09/24/15	2,571,875	0.3
	8,500,000		First Data Corp., 11.250%, 03/31/16	8,287,500	1.0
	6,400,000		First Data Corp., 12.625%, 01/15/21	6,664,000	0.8
	3,000,000	L	Freescale Semiconductor, Inc., 8.050%, 02/01/20	2,970,000	0.4
	3,000,000	#	Freescale Semiconductor, Inc., 9.250%, 04/15/18	3,277,500	0.4
	333,000		Freescale Semiconductor, Inc., 10.125%, 12/15/16	346,320	0.0
	4,426,000	#, L	Freescale Semiconductor, Inc., 10.125%, 03/15/18	4,890,730	0.6
	5,980,000	L	Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,503,250	0.8
	600,000	#	Lawson Software, Inc., 9.375%, 04/01/19	669,000	0.1
	1,995,000		Sophia L.P. Term Loan B, 6.250%, 07/31/18	2,023,429	0.2
	1,225,714		SRA International, Inc. - Term Loan B, 6.500%, 07/07/18	1,218,054	0.1
	800,000		SRA International, Inc., 11.000%, 10/01/19	820,000	0.1
				61,604,366	7.4
			Materials: 3.4%
	1,000,000		Berry Plastics Corp., 9.750%, 01/15/21	1,145,000	0.1
	1,400,000		Cemex SAB de CV, 3.250%, 03/15/16	1,388,625	0.2
	805,000		Cemex SAB de CV, 3.750%, 03/15/18	798,459	0.1
	4,000,000	#, L	Cemex SAB de CV, 9.000%, 01/11/18	4,020,000	0.5
	1,500,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,400,625	0.2
	600,000	#, L	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	600,000	0.1
	2,000,000	#, L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	1,950,000	0.2
	3,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	3,097,500	0.4
EUR	3,220,000	#, L	Ineos Group Holdings PLC, 7.875%, 02/15/16	3,858,554	0.4
	1,800,000	#	Inmet Mining Corp., 8.750%, 06/01/20	1,872,000	0.2
EUR	2,500,000	#	Kerling PLC, 10.625%, 02/01/17	3,060,025	0.4
EUR	1,800,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,538,616	0.3
	2,500,000	#, L	Molycorp, Inc., 10.000%, 06/01/20	2,487,500	0.3
				28,216,904	3.4

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Metal Fabricate/Hardware: 0.4%
3,000,000			Dynacast International LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	$3,180,000	0.4
			Real Estate: 0.2%
1,500,000			Forest City Enterprises, Inc., 4.250%, 08/15/18	1,576,875	0.2
			Telecommunication Services: 2.1%
4,500,000			Cricket Communications, Inc., 7.750%, 10/15/20	4,410,000	0.6
900,000			Frontier Communications Corp., 8.500%, 04/15/20	1,021,500	0.1
1,500,000			Frontier Communications Corp., 9.250%, 07/01/21	1,743,750	0.2
3,500,000		#	Sprint Nextel Corp., 9.000%, 11/15/18	4,208,750	0.5
3,500,000		L	Sprint Nextel Corp., 11.500%, 11/15/21	4,396,875	0.5
GBP	800,000		Virgin Media Secured Finance PLC, 7.000%, 01/15/18	1,406,495	0.2
				17,187,370	2.1
			Telecommunications: 0.3%
1,000,000			Sprint Nextel Corp., 7.000%, 08/15/20	1,043,750	0.1
1,000,000			Sprint Nextel Corp., 9.125%, 03/01/17	1,137,500	0.2
				2,181,250	0.3
			Utilities: 6.2%
1,000,000		#	Calpine Corp., 7.500%, 02/15/21	1,085,000	0.1
1,000,000		#	Calpine Corp., 7.875%, 01/15/23	1,110,000	0.1
800,000		#	Calpine Corp., 7.875%, 07/31/20	878,000	0.1
7,000,000		±	Dynegy Holdings, Inc., 7.500%, 06/01/15	4,025,000	0.5
2,500,000		±	Dynegy Holdings, Inc., 7.750%, 06/01/19	1,425,000	0.2
1,500,000		±	Dynegy Holdings, Inc., 8.375%, 05/01/16	862,500	0.1
1,736,875			Dynegy Midwest Gen LLC Term First, 9.250%, 08/04/16	1,804,179	0.2
3,225,625			Dynegy Power LLC, 9.250%, 08/04/16	3,388,700	0.4
1,500,000		#	Intergen NV, 9.000%, 06/30/17	1,451,250	0.2
2,000,000			GenOn Energy, Inc., 7.625%, 06/15/14	2,145,000	0.3
4,600,000			GenOn Energy, Inc., 7.875%, 06/15/17	4,922,000	0.6
2,000,000			Sabine Pass LNG LP, 7.250%, 11/30/13	2,140,000	0.2
2,500,000			Sabine Pass LNG LP, 7.500%, 11/30/16	2,712,500	0.3
397,715		&	Texas Competitive Electric Holdings Co., LLC, 10.500%, 11/01/16	95,452	0.0
19,317,116			Texas Competitive Electric Holdings Co. LLC - Term Loan, 4.728%, 10/10/17	13,355,970	1.6
2,000,000		#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	1,575,000	0.2
6,860,000			Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 15.000%, 04/01/21	2,572,500	0.3
3,103,908			Texas Competitive Electric Holdings Co. LLC, 4.938%, 10/10/17	2,146,060	0.3
15,000,000			Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	4,162,500	0.5
				51,856,611	6.2
			Total Corporate Bonds/Notes
			(Cost $402,177,118)	406,144,318	48.8
			COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
2,777,011		#	Banc of America Large Loan, Inc., 1.971%, 11/15/15	2,780,571	0.3
			Total Collateralized Mortgage Obligations
			(Cost $2,540,426)	2,780,571	0.3

Shares				Value	Percentage of Net Assets
COMMON STOCK: 39.7%
			Consumer Discretionary: 0.9%
110,000			Comcast Corp. — Class A	$3,934,700	0.5
122,564		@, L	Dex One Corp.	153,205	0.0
120,000		@, X	General Motors Co.	—	—
3,070		@	Motors Liquidation Co. GUC Trust	51,576	0.0
60,100			Target Corp.	3,814,547	0.4
				7,954,028	0.9
			Consumer Staples: 1.1%
150,000			Diageo PLC	4,223,736	0.5
73,900			PepsiCo, Inc.	5,229,903	0.6
				9,453,639	1.1
			Energy: 6.4%
15,000		@	Alpha Natural Resources, Inc.	98,550	0.0
150,000			BP PLC ADR	6,354,000	0.8
108,753		@	Callon Petroleum Co.	668,831	0.1
365,000			Canadian Oil Sands Ltd.	7,815,329	0.9
100,000			Chesapeake Energy Corp.	1,887,000	0.2
25,000			Chevron Corp.	2,914,000	0.4

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
160,000		ConocoPhillips	$9,148,800	1.1
106,235		ExxonMobil Corp.	9,715,191	1.2
75,000		Royal Dutch Shell PLC - Class A ADR	5,205,750	0.6
35,000		Schlumberger Ltd.	2,531,550	0.3
80,000		Spectra Energy Corp.	2,348,800	0.3
50,000		Total SA ADR ADR	2,505,000	0.3
150,000	@	Weatherford International Ltd.	1,902,000	0.2
			53,094,801	6.4
		Financials: 5.3%
246,658	@	Banco Santander Central Hispano S.A.	1,841,155	0.2
550,000		Bank of America Corp.	4,856,500	0.6
377,700		Barclays PLC	1,311,607	0.1
20,100		Blackrock, Inc.	3,583,830	0.4
206,547	@	Federal National Mortgage Association	57,420	0.0
500,000		HSBC Holdings PLC	4,644,893	0.6
200,000		JPMorgan Chase & Co.	8,096,000	1.0
40,000		M&T Bank Corp.	3,806,400	0.5
120,100		QBE Insurance Group Ltd.	1,603,973	0.2
365,500		Wells Fargo & Co.	12,620,715	1.5
635,200		Westfield Retail Trust	1,896,656	0.2
			44,319,149	5.3
		Health Care: 7.3%
150,000		Johnson & Johnson	10,336,500	1.3
410,200		Merck & Co., Inc.	18,500,020	2.2
378,100		Pfizer, Inc.	9,395,785	1.1
92,800		Roche Holding AG - Genusschein	17,357,933	2.1
115,000		Sanofi-Aventis SA ADR	4,951,900	0.6
			60,542,138	7.3
		Industrials: 1.4%
8,400		Caterpillar, Inc.	722,736	0.1
469,500		General Electric Co.	10,662,345	1.3
			11,385,081	1.4
		Information Technology: 0.9%
50,000		Corning, Inc.	657,500	0.1
300,000		Intel Corp.	6,804,000	0.8
			7,461,500	0.9
		Materials: 2.5%
110,000		Barrick Gold Corp.	4,593,600	0.6
60,000		BHP Billiton PLC	1,873,689	0.2
200,000		Dow Chemical Co.	5,792,000	0.7
50,000		LyondellBasell Industries NV	2,583,000	0.3
50,000		Newmont Mining Corp.	2,800,500	0.3
20,000		Nucor Corp.	765,200	0.1
50,000		Rio Tinto PLC ADR	2,338,000	0.3
			20,745,989	2.5
		Telecommunication Services: 3.2%
275,000		AT&T, Inc.	10,367,500	1.3
50,000		CenturyTel, Inc.	2,020,000	0.2
54,300		France Telecom S.A.	657,550	0.1
100,000	L	Frontier Communications Corp.	490,000	0.1
51,900		SK Telecom Co., Ltd. ADR	754,626	0.1
800,000		Telstra Corp., Ltd.	3,243,199	0.4
51,666		Vivendi	1,006,816	0.1
2,750,000		Vodafone Group PLC	7,814,512	0.9
			26,354,203	3.2
		Utilities: 10.7%
53,000		AGL Resources, Inc.	2,168,230	0.3
150,000		American Electric Power Co., Inc.	6,591,000	0.8
18,800		Dominion Resources, Inc.	995,272	0.1
171,165		Duke Energy Corp.	11,091,492	1.3
170,000	@	Dynegy, Inc.	64,600	0.0
85,000		Entergy Corp.	5,890,500	0.7
225,000		Exelon Corp.	8,005,500	1.0
95,200		FirstEnergy Corp.	4,198,320	0.5
117,430		NextEra Energy, Inc.	8,258,852	1.0
200,000		Pacific Gas & Electric Co.	8,534,000	1.0
100,000		Pinnacle West Capital Corp.	5,280,000	0.6
68,400		PPL Corp.	1,987,020	0.2
175,000		Public Service Enterprise Group, Inc.	5,631,500	0.7
105,000		Sempra Energy	6,771,450	0.8
125,000		Southern Co.	5,761,250	0.7
162,000		TECO Energy, Inc.	2,873,880	0.3
200,000		Xcel Energy, Inc.	5,542,000	0.7
			89,644,866	10.7
		Total Common Stock
		(Cost $324,978,757)	330,955,394	39.7
PREFERRED STOCK: 4.3%
		Consumer Discretionary: 0.1%
30,000	@	General Motors Co.	1,118,400	0.1
		Energy: 0.7%
3,500	#, @	Chesapeake Energy Corp.	3,241,875	0.4
25,000	@	SandRidge Energy, Inc.	2,731,250	0.3
			5,973,125	0.7
		Financials: 3.3%
1,839	#, @, P	Ally Financial, Inc.	1,720,442	0.2
9,300	@	Bank of America Corp.	10,137,000	1.2
50	@, P	Fannie Mae	107,249	0.0
100,000	@, P	Federal National Mortgage Association - Series Q	111,000	0.0
194,460	@, P	Federal National Mortgage Association - Series R	126,399	0.0
96,100	@, P	Federal National Mortgage Association - Series S	83,607	0.0
90,000	@	Felcor Lodging Trust, Inc.	2,407,500	0.3
191,500	@, P	Federal Home Loan Mortgage Corp.	162,775	0.1
40,000	@	MetLife, Inc.	2,761,600	0.3
8,000	@	Wells Fargo & Co.	9,904,000	1.2
			27,521,572	3.3

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: 0.2%
33,000	@	AngloGold Ashanti Ltd.	$1,372,470	0.2
		Total Preferred Stock
		(Cost $48,657,772)	35,985,567	4.3
WARRANTS: 0.1%
		Consumer Discretionary: 0.1%
25,281	@	Charter Communications, Inc.	755,902	0.1
11,118	@	General Motors Co.	91,835	0.0
11,118	@	General Motors Co.	153,206	0.0
		Total Warrants
		(Cost $10,331,271)	1,000,943	0.1
		Total Long-Term Investments
		(Cost $788,685,344)	776,866,793	93.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		U.S. Government Agency Obligations: 1.1%
8,495,000	Z	Federal Home Loan Bank Discount Notes, 10/01/12
		(Cost $8,495,000)	$8,495,000	1.1
		Securities Lending Collateral(cc)(1): 3.2%
6,366,640		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $6,366,771, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $6,493,973, due 09/01/18-08/01/48)	6,366,640	0.8
6,366,640		JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $6,366,766, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $6,493,988, due 02/23/14-04/01/48)	6,366,640	0.7
6,366,640		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $6,366,745, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $6,493,973, due 05/20/41-09/20/41)	6,366,640	0.8
6,366,640		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $6,366,792, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $6,493,973, due 10/24/12-10/01/40)	6,366,640	0.8
1,340,342		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,340,370, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $1,367,149, due 07/01/41-09/01/42)	1,340,342	0.1
			26,806,902	3.2
		Total Short-Term Investments
		(Cost $35,301,902)	35,301,902	4.3
		Total Investments in Securities (Cost $823,987,246)	$812,168,695	97.5
		Assets in Excess of Other Liabilities	20,797,283	2.5
		Net Assets	$832,965,978	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	EUR	EU Euro
	GBP	British Pound

		Cost for federal income tax purposes is $824,597,973.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$90,374,816
		Gross Unrealized Depreciation	(102,804,094)
		Net Unrealized Depreciation	$(12,429,278)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$7,954,028	$—	$—	$7,954,028
Consumer Staples	5,229,903	4,223,736	—	9,453,639
Energy	53,094,801	—	—	53,094,801
Financials	33,020,865	11,298,284	—	44,319,149
Health Care	43,184,205	17,357,933	—	60,542,138
Industrials	11,385,081	—	—	11,385,081
Information Technology	7,461,500	—	—	7,461,500
Materials	18,872,300	1,873,689	—	20,745,989
Telecommunication Services	13,632,126	12,722,077	—	26,354,203
Utilities	89,644,866	—	—	89,644,866
Total Common Stock	283,479,675	47,475,719	—	330,955,394
Preferred Stock	15,267,470	20,718,097	—	35,985,567
Warrants	1,000,943	—	—	1,000,943
Corporate Bonds/Notes	—	406,144,318	—	406,144,318
Collateralized Mortgage Obligations	—	2,780,571	—	2,780,571
Short-Term Investments	—	35,301,902	—	35,301,902
Total Investments, at fair value	$299,748,088	$512,420,607	$—	$812,168,695

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 83.7%
		Consumer Discretionary: 8.4%
351,622		British Sky Broadcasting PLC	$4,220,364	0.9
136,539		CBS Corp. - Class B	4,960,462	1.1
27,995		Comcast Corp. — Special Class A	974,226	0.2
1,919		Cie Financiere Richemont SA	115,223	0.1
163,180	@	General Motors Co.	3,712,345	0.8
59,450		Kohl’s Corp.	3,045,029	0.6
303,364		News Corp. - Class B	7,523,427	1.6
440,822	@, X	Prime AET&D Holdings	—	—
592,520		Reed Elsevier PLC	5,672,365	1.2
91,069		Time Warner Cable, Inc.	8,657,019	1.9
			38,880,460	8.4
		Consumer Staples: 16.8%
138,520		Altria Group, Inc.	4,625,183	1.0
90,571		Avon Products, Inc.	1,444,607	0.3
179,837		British American Tobacco PLC	9,240,667	2.0
102,740		Coca-Cola Enterprises, Inc.	3,212,680	0.7
201,104		CVS Caremark Corp.	9,737,456	2.1
82,483		Dr Pepper Snapple Group, Inc.	3,672,968	0.8
111,798		General Mills, Inc.	4,455,150	1.0
207,702		Imperial Tobacco Group PLC	7,694,668	1.7
227,393		Kraft Foods, Inc.	9,402,700	2.0
236,018		Kroger Co.	5,555,864	1.2
30,575		Lorillard, Inc.	3,560,459	0.8
45,338		Pernod-Ricard S.A.	5,085,588	1.1
33,421		Philip Morris International, Inc.	3,005,885	0.7
25,348		Reynolds American, Inc.	1,098,582	0.2
95,202		Walgreen Co.	3,469,161	0.7
32,769		Wal-Mart Stores, Inc.	2,418,352	0.5
			77,679,970	16.8
		Energy: 11.0%
67,659		Apache Corp.	5,850,474	1.3
107,401		Baker Hughes, Inc.	4,857,747	1.1
453,135		BP PLC	3,194,555	0.7
143,970		Consol Energy, Inc.	4,326,298	0.9
36,835	@	Ensco PLC	2,009,718	0.4
271,043		Marathon Oil Corp.	8,014,742	1.7
35,709		Marathon Petroleum Corp.	1,949,354	0.4
56,464		Murphy Oil Corp.	3,031,552	0.7
178,470		Nexen, Inc.	4,522,430	1.0
235,543		Royal Dutch Shell PLC	8,155,538	1.8
92,015		Transocean Ltd.	4,130,553	0.9
40,396	@	WPX Energy, Inc.	670,170	0.1
			50,713,131	11.0
		Financials: 15.2%
86,716		ACE Ltd.	6,555,730	1.4
9,488		Alexander’s, Inc.	4,056,025	0.9
12,350	@	Alleghany Corp.	4,260,009	0.9
222,676	@	American International Group, Inc.	7,301,546	1.6
49,872	#, @	Bond Street Holdings, LLC	972,504	0.2
454,259	@, X	Canary Wharf Group PLC	1,627,255	0.3
61,833	@	CIT Group, Inc.	2,435,602	0.5
119,902		Citigroup, Inc.	3,923,193	0.8
98,875		CNO Financial Group, Inc.	954,144	0.2
17,735		Deutsche Boerse AG	981,414	0.2
51,610	@	Forestar Real Estate Group, Inc.	859,823	0.2
47,924	@	Guaranty Bancorp	96,806	0.0
68,390		JPMorgan Chase & Co.	2,768,427	0.6
34,918		KB Financial Group, Inc.	1,237,683	0.3
83,649		Metlife, Inc.	2,882,545	0.6
240,940		Morgan Stanley	4,033,336	0.9
77,412		NYSE Euronext	1,908,206	0.4
122,450		PNC Financial Services Group, Inc.	7,726,595	1.7
73,364		Wells Fargo & Co.	2,533,259	0.6
20,198	@	White Mountains Insurance Group Ltd.	10,368,441	2.2
12,332	@	Zurich Financial Services AG	3,074,458	0.7
			70,557,001	15.2
		Health Care: 10.3%
24,316		Amgen, Inc.	2,050,325	0.4
508,940	@	Boston Scientific Corp.	2,921,316	0.6
113,767		Cigna Corp.	5,366,389	1.2
63,300	@	Community Health Systems, Inc.	1,844,562	0.4
1,064		Coventry Health Care, Inc.	44,358	0.0
37,073		Eli Lilly & Co.	1,757,631	0.4
61,331	@	Hospira, Inc.	2,012,884	0.4
162,398		Medtronic, Inc.	7,002,602	1.5
312,712		Merck & Co., Inc.	14,103,311	3.1
222,545		Pfizer, Inc.	5,530,243	1.2
68,860		Teva Pharmaceutical Industries Ltd. ADR	2,851,493	0.6
39,935		WellPoint, Inc.	2,316,629	0.5
			47,801,743	10.3
		Industrials: 4.9%
681		AP Moller - Maersk A/S - Class B	4,868,644	1.0
104,423	@	Federal Signal Corp.	659,953	0.1
73,725	@	Gencorp, Inc.	699,650	0.2
77,388	@	Huntington Ingalls Industries, Inc.	3,254,165	0.7
95,084	@	Oshkosh Truck Corp.	2,608,154	0.6
122,333	@	Owens Corning, Inc.	4,093,262	0.9
56,097		Raytheon Co.	3,206,505	0.7
43,895		Stanley Black & Decker, Inc.	3,346,994	0.7
			22,737,327	4.9
		Information Technology: 8.2%
285,306		Cisco Systems, Inc.	5,446,491	1.2
5,529	@	Google, Inc. - Class A	4,171,630	0.9
189,010		Hewlett-Packard Co.	3,224,511	0.7
348,591		Microsoft Corp.	10,381,040	2.2

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares				Value	Percentage of Net Assets
			Information Technology (continued)
10,370			Nintendo Co., Ltd.	$1,317,228	0.3
95,860		@	Research In Motion Ltd.	718,950	0.2
211,102		@	Symantec Corp.	3,799,836	0.8
119,862		@	TE Connectivity Ltd.	4,076,507	0.9
659,362			Xerox Corp.	4,839,717	1.0
				37,975,910	8.2
			Materials: 3.6%
19,447			Domtar Corp.	1,522,506	0.3
201,748			International Paper Co.	7,327,487	1.6
19,520			Linde AG	3,364,463	0.7
53,357			MeadWestvaco Corp.	1,632,724	0.4
136,698			ThyssenKrupp AG	2,912,052	0.6
				16,759,232	3.6
			Telecommunication Services: 2.0%
660,317			Cable & Wireless Communications PLC	385,013	0.1
3,145,044			Vodafone Group PLC	8,937,086	1.9
				9,322,099	2.0

			Utilities: 3.3%
177,712			E.ON AG	4,222,960	0.9
27,946			Entergy Corp.	1,936,658	0.4
103,444			Exelon Corp.	3,680,537	0.8
92,946			Gaz de France	2,071,956	0.5
161,533			NRG Energy, Inc.	3,455,191	0.7
				15,367,302	3.3
			Total Common Stock
			(Cost $353,402,563)	387,794,175	83.7

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 5.0%
			Consumer Discretionary: 1.5%
597,890			Clear Channel Communications, Inc., 3.866%, 01/29/16	$482,796	0.1
507,881			Clear Channel Communications, Inc., 3.866%, 01/29/16	410,114	0.1
2,992,169			Clear Channel Communications, Inc., 3.866%, 01/29/16	2,453,578	0.5
1,090,000		&	Clear Channel Communications, Inc., 11.000%, 08/01/16	768,450	0.2
282,000			Navistar, Inc., 7.000%, 08/17/17	286,583	0.1
264,000			Tribune Co., 06/04/14	199,815	0.0
3,233,000			Tribune Co., 06/04/14	2,454,875	0.5
				7,056,211	1.5
			Financials: 1.1%
1,605,000			iStar Financial, Inc., 0.961%, 10/01/12	1,604,974	0.3
61,406			iStar Financial, Inc., 5.250%, 03/19/16	61,981	0.0
117,778			iStar Financial, Inc., 5.000%, 06/28/13	118,121	0.0
289,000			iStar Financial, Inc., 7.000%, 03/19/17	296,827	0.1
169,000			iStar Financial, Inc., 7.000%, 06/30/14	170,267	0.0
34,194			Realogy Corp., 3.480%, 10/10/13	31,117	0.0
467,000		#	Realogy Corp., 7.875%, 02/15/19	492,685	0.1
216,000		#	Realogy Corp., 9.000%, 01/15/20	239,220	0.1
837,692		#	Realogy Corp., 11.000%, 04/15/18	804,184	0.2
320,000			Realogy Corp., 11.500%, 04/15/17	344,800	0.1
515,000			Realogy Corp., 13.500%, 10/15/17	520,794	0.1
585,463			Realogy Corp., 10/10/13	532,772	0.1
1,216,000		±, X	Tropicana Entertainment, LLC, 9.625%, 12/15/14	—	—
				5,217,742	1.1
			Industrials: 0.3%
1,170,000		#, ±	American Airlines, Inc., 7.500%, 03/15/16	1,181,700	0.3

			Telecommunication Services: 0.2%
100,000		#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	94,750	0.0
EUR	100,000	#	Wind Acquisition Finance SA, 7.375%, 02/15/18	119,509	0.0
EUR	167,000	#	Wind Acquisition Finance SA, 7.375%, 02/15/18	196,362	0.1
EUR	237,000	#	Wind Acquisition Finance SA, 11.750%, 07/15/17	280,954	0.1
				691,575	0.2
			Utilities: 1.9%
33,000		X	Calpine Corp. Escrow	—	—
49,000		X	Calpine Corp. Escrow	—	—
97,000		X	Calpine Corp. Escrow	—	—
445,000			Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 11.000%, 10/01/21	449,450	0.1
1,200,000		#	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 11.750%, 03/01/22	1,281,000	0.3
6,400,233			Texas Competitive Electric Holdings Co. LLC, 4.728%, 10/10/17	4,425,160	1.0
3,208,000		#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	2,526,300	0.5
826,000			Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	229,215	0.0
				8,911,125	1.9
			Total Corporate Bonds/Notes
			(Cost $25,494,832)	23,058,353	5.0

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.6%
		U.S. Treasury Bills: 0.6%
3,000,000		0.120%, due 03/21/13	$2,998,149	0.6
		Total U.S. Treasury Obligations
		(Cost $2,998,148)	2,998,149	0.6
		Total Long-Term Investments
		(Cost $381,895,543)	413,850,677	89.3

SHORT-TERM INVESTMENTS: 10.1%
		U.S. Government Agency Obligations: 2.2%
9,900,000	Z	Federal Home Loan Bank Discount Notes, 0.120%, 10/01/12
		(Cost $9,900,000)	9,900,000	2.2
		U.S. Treasury Bills: 7.9%
600,000		United States Treasury Bill, 0.080%, 10/25/12	599,983	0.1
4,000,000		United States Treasury Bill, 0.100%, 02/07/13	3,998,532	0.9
2,000,000		United States Treasury Bill, 0.120%, 02/28/13	1,998,980	0.4
2,000,000		United States Treasury Bill, 01/17/13	1,999,566	0.4
4,500,000		United States Treasury Bill, 01/03/13	4,499,118	1.0
3,000,000		United States Treasury Bill, 01/31/13	2,999,112	0.7
3,000,000		United States Treasury Bill, 10/11/12	2,999,950	0.7
3,000,000		United States Treasury Bill, 10/18/12	2,999,887	0.7
1,500,000		United States Treasury Bill, 10/04/12	1,499,996	0.3
2,000,000		United States Treasury Bill, 11/15/12	1,999,815	0.4
2,000,000		United States Treasury Bill, 11/23/12	1,999,830	0.4
2,000,000		United States Treasury Bill, 12/13/12	1,999,676	0.4
2,000,000		United States Treasury Bill, 12/20/12	1,999,644	0.4
1,100,000		United States Treasury Bill, 12/06/12	1,099,849	0.2
4,000,000		United States Treasury Bill, 02/21/13	3,998,252	0.9
			36,692,190	7.9
		Total Short-Term Investments
		(Cost $46,589,949)	46,592,190	10.1
		Total Investments in Securities (Cost $428,485,492)	$460,442,867	99.4
		Assets in Excess of Other Liabilities	3,001,411	0.6
		Net Assets	$463,444,278	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	EUR	EU Euro

		Cost for federal income tax purposes is $429,208,600.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$64,857,043
		Gross Unrealized Depreciation	(33,622,776)
		Net Unrealized Appreciation	$31,234,267

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$28,872,508	$10,007,952	$—	$38,880,460
Consumer Staples	55,659,047	22,020,923	—	77,679,970
Energy	39,363,038	11,350,093	—	50,713,131
Financials	62,663,687	7,893,314	—	70,557,001
Health Care	47,801,743	—	—	47,801,743
Industrials	17,868,683	4,868,644	—	22,737,327
Information Technology	36,658,682	1,317,228	—	37,975,910
Materials	10,482,717	6,276,515	—	16,759,232
Telecommunication Services	—	9,322,099	—	9,322,099
Utilities	9,072,386	6,294,916	—	15,367,302
Total Common Stock	308,442,491	79,351,684	—	387,794,175
Corporate Bonds/Notes	—	23,058,353	—	23,058,353
Short-Term Investments	—	46,592,190	—	46,592,190
U.S. Treasury Obligations	—	2,998,149	—	2,998,149
Total Investments, at fair value	$308,442,491	$152,000,376	$—	$460,442,867
Other Financial Instruments+
Forward Foreign Currency Contracts	—	93,008	—	93,008
Total Assets	$308,442,491	$152,093,384	$—	$460,535,875
Liabilities Table
Other Financial Instruments+
Written Options	$(8,316)	$—	$—	$(8,316)
Forward Foreign Currency Contracts	—	(2,374,533)	—	(2,374,533)
Short Positions	(522,986)	—	—	(522,986)
Total Liabilities	$(531,302)	$(2,374,533)	$—	$(2,905,835)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	EU Euro	71,300	Buy	01/17/13	$92,039	$91,736	$(303)
Bank of America	EU Euro	100,562	Buy	01/17/13	129,533	129,385	(148)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	EU Euro	160,262	Buy	01/17/13	$208,650	$206,197	$(2,453)
Bank of America	EU Euro	85,001	Buy	01/17/13	110,172	109,364	(808)
Bank of America	EU Euro	183,314	Buy	01/17/13	239,660	235,856	(3,804)
Bank of America	EU Euro	148,594	Buy	01/17/13	187,137	191,185	4,048
Bank of America	British Pound	102,000	Buy	02/19/13	161,775	164,637	2,862
Barclays Bank PLC	Japanese Yen	1,322,200	Buy	10/22/12	16,877	16,946	69
Barclays Bank PLC	EU Euro	111,534	Buy	01/17/13	144,208	143,502	(706)
Credit Suisse First Boston	EU Euro	126,273	Buy	01/17/13	162,588	162,466	(122)
Credit Suisse First Boston	EU Euro	155,664	Buy	01/17/13	200,136	200,280	144
Credit Suisse First Boston	EU Euro	111,534	Buy	01/17/13	144,210	143,502	(708)
Credit Suisse First Boston	EU Euro	108,221	Buy	01/17/13	140,798	139,240	(1,558)
Credit Suisse First Boston	EU Euro	146,133	Buy	01/17/13	191,197	188,017	(3,180)
Credit Suisse First Boston	Swiss Franc	1,900	Buy	02/11/13	2,032	2,025	(7)
Credit Suisse First Boston	Swiss Franc	1,332	Buy	02/11/13	1,432	1,420	(12)
Credit Suisse First Boston	EU Euro	38,919	Buy	01/17/13	47,038	50,074	3,036
Deutsche Bank AG	EU Euro	100,958	Buy	01/17/13	130,024	129,895	(129)
Deutsche Bank AG	EU Euro	111,534	Buy	01/17/13	144,207	143,502	(705)
Deutsche Bank AG	EU Euro	90,000	Buy	01/17/13	113,337	115,796	2,459
Deutsche Bank AG	EU Euro	99,610	Buy	01/17/13	124,957	128,161	3,204
Deutsche Bank AG	Japanese Yen	1,813,900	Buy	10/22/12	22,880	23,247	367
Deutsche Bank AG	Japanese Yen	1,800,000	Buy	10/22/12	22,478	23,069	591
Deutsche Bank AG	British Pound	470,000	Buy	02/19/13	752,174	758,621	6,447
Deutsche Bank AG	Japanese Yen	3,437,703	Buy	10/22/12	42,796	44,059	1,263
Deutsche Bank AG	EU Euro	177,000	Buy	01/17/13	213,864	227,732	13,868
Deutsche Bank AG	EU Euro	299,470	Buy	01/17/13	364,290	385,304	21,014
HSBC	Japanese Yen	2,696,200	Buy	10/22/12	34,642	34,556	(86)
HSBC	Japanese Yen	933,300	Buy	10/22/12	11,876	11,961	85
HSBC	EU Euro	97,017	Buy	01/17/13	124,920	124,824	(96)
HSBC	EU Euro	148,000	Buy	01/17/13	191,447	190,420	(1,027)
HSBC	Japanese Yen	2,820,639	Buy	10/22/12	35,414	36,151	737
HSBC	EU Euro	152,920	Buy	01/17/13	185,158	196,750	11,592
HSBC	Japanese Yen	3,129,100	Buy	10/22/12	38,608	40,103	1,495
Merrill Lynch & Co., Inc.	EU Euro	75,452	Buy	01/17/13	91,655	97,078	5,423
Standard Chartered Bank	Japanese Yen	2,365,220	Buy	10/22/12	30,124	30,313	189
State Street Bank	British Pound	62,210	Buy	02/19/13	100,988	100,412	(576)
Wells Fargo	Swiss Franc	1,800	Buy	02/11/13	1,889	1,919	30
Wells Fargo	British Pound	264,014	Buy	02/19/13	416,928	426,141	9,213
							$71,708

Bank of America	EU Euro	62,698	Sell	01/17/13	$81,330	$80,669	$661
Bank of America	EU Euro	42,310	Sell	01/17/13	54,645	54,437	208
Bank of America	EU Euro	27,146	Sell	01/17/13	34,612	34,926	(314)
Bank of America	EU Euro	512,000	Sell	01/17/13	634,073	658,750	(24,677)
Bank of America	Swiss Franc	1,010	Sell	02/11/13	1,062	1,077	(15)
Bank of America	EU Euro	37,666	Sell	01/17/13	46,387	48,462	(2,075)
Bank of America	EU Euro	327,279	Sell	01/17/13	403,391	421,084	(17,693)
Bank of America	EU Euro	49,487	Sell	01/17/13	61,309	63,671	(2,362)
Bank of America	Swiss Franc	26,384	Sell	02/11/13	27,113	28,124	(1,011)
Bank of America	British Pound	647,820	Sell	02/19/13	1,014,546	1,045,638	(31,092)
Barclays Bank PLC	EU Euro	65,387	Sell	01/17/13	85,846	84,128	1,718
Barclays Bank PLC	Swiss Franc	990	Sell	02/11/13	1,042	1,056	(14)
Barclays Bank PLC	EU Euro	49,487	Sell	01/17/13	61,344	63,671	(2,327)
Barclays Bank PLC	EU Euro	50,000	Sell	01/17/13	61,870	64,331	(2,461)
Barclays Bank PLC	Swiss Franc	26,216	Sell	02/11/13	26,931	27,946	(1,015)
Barclays Bank PLC	British Pound	339,277	Sell	02/19/13	531,918	547,622	(15,704)
Barclays Bank PLC	British Pound	163,109	Sell	02/19/13	254,704	263,272	(8,568)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	EU Euro	94,048	Sell	01/17/13	$121,879	$121,004	$875
Credit Suisse First Boston	Japanese Yen	3,422,100	Sell	10/22/12	43,698	43,858	(160)
Credit Suisse First Boston	Japanese Yen	3,836,900	Sell	10/22/12	49,034	49,175	(141)
Credit Suisse First Boston	EU Euro	42,310	Sell	01/17/13	54,643	54,437	206
Credit Suisse First Boston	EU Euro	15,825	Sell	01/17/13	19,648	20,361	(713)
Credit Suisse First Boston	EU Euro	19,663	Sell	01/17/13	24,194	25,299	(1,105)
Credit Suisse First Boston	EU Euro	49,954	Sell	01/17/13	61,475	64,272	(2,797)
Deutsche Bank AG	Japanese Yen	5,509,063	Sell	10/22/12	70,557	70,606	(49)
Deutsche Bank AG	Japanese Yen	1,278,131	Sell	10/22/12	16,376	16,381	(5)
Deutsche Bank AG	EU Euro	43,591	Sell	01/17/13	57,289	56,085	1,204
Deutsche Bank AG	EU Euro	67,865	Sell	01/17/13	86,607	87,317	(710)
Deutsche Bank AG	EU Euro	96,582	Sell	01/17/13	122,142	124,265	(2,123)
Deutsche Bank AG	EU Euro	80,000	Sell	01/17/13	99,791	102,930	(3,139)
HSBC	Japanese Yen	2,333,250	Sell	10/22/12	29,415	29,903	(488)
HSBC	Japanese Yen	1,527,793	Sell	10/22/12	19,146	19,580	(434)
HSBC	EU Euro	13,450	Sell	01/17/13	17,232	17,305	(73)
HSBC	EU Euro	90,486	Sell	01/17/13	115,852	116,421	(569)
HSBC	EU Euro	326,671	Sell	01/17/13	402,390	420,302	(17,912)
HSBC	EU Euro	12,984	Sell	01/17/13	16,093	16,705	(612)
HSBC	EU Euro	34,881	Sell	01/17/13	43,215	44,879	(1,664)
HSBC	Japanese Yen	52,446,275	Sell	10/22/12	646,686	672,168	(25,482)
HSBC	EU Euro	18,452,059	Sell	01/17/13	22,628,406	23,740,814	(1,112,408)
HSBC	British Pound	21,899,676	Sell	02/19/13	34,327,742	35,347,968	(1,020,226)
HSBC	British Pound	225,015	Sell	02/19/13	353,310	363,194	(9,884)
HSBC	British Pound	169,638	Sell	02/19/13	266,171	273,811	(7,640)
Merrill Lynch & Co., Inc.	EU Euro	163,640	Sell	01/17/13	201,619	210,543	(8,924)
Merrill Lynch & Co., Inc.	EU Euro	141,817	Sell	01/17/13	175,383	182,466	(7,083)
Merrill Lynch & Co., Inc.	EU Euro	25,968	Sell	01/17/13	32,167	33,411	(1,244)
Merrill Lynch & Co., Inc.	EU Euro	259,327	Sell	01/17/13	320,681	333,655	(12,974)
Merrill Lynch & Co., Inc.	British Pound	163,109	Sell	02/19/13	254,763	263,272	(8,509)
Standard Chartered Bank	EU Euro	40,546	Sell	01/17/13	50,458	52,167	(1,709)
							$(2,353,233)

ING Franklin Mutual Shares Portfolio Written Options Open on September 30, 2012:

Exchange-Traded Options

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Call on International Paper Co.	37.00	10/20/12	154	$13,492	$(8,316)
				$13,492	$(8,316)

The following short positions were held by the ING Franklin Mutual Shares Portfolio at September 30, 2012:

Shares	Description	Fair Value
(11,713)	Kraft Foods Group Inc.	$(522,986)
	Proceeds $(540,593)	$(522,986)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Equity contracts	$(8,316)
Foreign exchange contracts	(2,281,525)
Total	$(2,289,841)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
Affiliated Investment Companies: 100.0%
26,223,852	ING Franklin Income Portfolio - Class I	$267,483,294	33.7
31,206,896	ING Franklin Mutual Shares Portfolio - Class I	265,882,753	33.5
22,219,983	ING Templeton Global Growth Portfolio - Class I	260,196,002	32.8
	Total Investments in Affiliated Investment Companies
	(Cost $698,703,830)	$793,562,049	100.0
	Liabilities in Excess of Other Assets	(306,151)	—
	Net Assets	$793,255,898	100.0

	Cost for federal income tax purposes is $806,531,943.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(12,969,894)
	Net Unrealized Depreciation	$(12,969,894)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$793,562,049	$—	$—	$793,562,049
Total Investments, at fair value	$793,562,049	$—	$—	$793,562,049

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Canada: 12.0%
313,400		Barrick Gold Corp.	$13,087,584	1.6
344,600		Centerra Gold, Inc.	4,314,949	0.5
483,163		Eldorado Gold Corp.	7,363,404	0.9
440,894		GoldCorp, Inc.	20,214,990	2.5
384,400	@	Harry Winston Diamond Corp.	4,570,884	0.6
48,843		HudBay Minerals, Inc.	480,928	0.1
405,100	@	Lundin Mining Corp.	2,068,561	0.2
744,900		Suncor Energy, Inc.	24,469,965	3.0
636,196		Teck Cominco Ltd. - Class B	18,735,972	2.3
820,038	@, L	Thompson Creek Metals Co., Inc.	2,337,108	0.3
			97,644,345	12.0
		France: 1.3%
98,300		Technip S.A.	10,922,274	1.3

		Netherlands: 1.6%
185,942		Royal Dutch Shell PLC - Class A ADR	12,906,234	1.6

		Norway: 1.6%
504,800		Statoil ASA ADR	13,018,792	1.6

		United Kingdom: 3.4%
254,246		Antofagasta PLC	5,199,858	0.6
388,552		BG Group PLC	7,862,265	1.0
121,554	@	Ensco PLC	6,631,986	0.8
68,487		Randgold Resources Ltd. ADR	8,423,901	1.0
			28,118,010	3.4
		United States: 77.3%
404,800		Anadarko Petroleum Corp.	28,303,616	3.5
767,147		Arch Coal, Inc.	4,856,041	0.6
582,700	@, L	Basic Energy Services, Inc.	6,537,894	0.8
328,500	@	Cameron International Corp.	18,418,995	2.3
603,379		Chevron Corp.	70,329,856	8.6
306,500		Cliffs Natural Resources, Inc.	11,993,345	1.5
85,200	@	Cobalt International Energy, Inc.	1,897,404	0.2
65,700	@	Concho Resources, Inc.	6,225,075	0.8
189,200		ConocoPhillips	10,818,456	1.3
86,100		Consol Energy, Inc.	2,587,305	0.3
148,600		Devon Energy Corp.	8,990,300	1.1
139,700		Domtar Corp.	10,937,113	1.3
232,400	@, L	Energy XXI Bermuda Ltd.	8,122,380	1.0
256,000		EOG Resources, Inc.	28,684,800	3.5
806,458		ExxonMobil Corp.	73,750,584	9.0
366,600	@, L	Forum Energy Technologies, Inc.	8,915,712	1.1
807,700		Freeport-McMoRan Copper & Gold, Inc.	31,968,766	3.9
484,600	@	FX Energy, Inc.	3,615,116	0.4
810,428		Halliburton Co.	27,303,320	3.3
76,000		Hess Corp.	4,082,720	0.5
101,800		HollyFrontier Corp.	4,201,286	0.5
184,600		International Paper Co.	6,704,672	0.8
519,300	@	Key Energy Services, Inc.	3,635,100	0.5
80,300		Kinder Morgan, Inc./Delaware	2,852,256	0.4
160,800	@	Laredo Petroleum Holdings, Inc.	3,534,384	0.4
249,300		Marathon Oil Corp.	7,371,801	0.9
137,300		Mosaic Co/The	7,909,853	1.0
268,912		National Oilwell Varco, Inc.	21,542,540	2.6
328,100	@	Newfield Exploration Co.	10,276,092	1.3
525,600		Newmont Mining Corp.	29,438,856	3.6
222,500	@	Oasis Petroleum, Inc.	6,557,075	0.8
177,400		Occidental Petroleum Corp.	15,267,044	1.9
126,900		Packaging Corp. of America	4,606,470	0.6
125,400		Phillips 66	5,814,798	0.7
256,200		Range Resources Corp.	17,900,694	2.2
498,600	@	Rowan Companies PLC	16,837,722	2.1
686,425		Schlumberger Ltd.	49,649,120	6.1
523,100	@	Southwestern Energy Co.	18,193,418	2.2
213,400	@	Stillwater Mining Co	2,515,986	0.3
295,800	@	Superior Energy Services	6,069,816	0.7
56,700		Tesoro Corp.	2,375,730	0.3
299,800	@	Unit Corp.	12,441,700	1.5
139,000		Valero Energy Corp.	4,403,520	0.5
86,800		Williams Cos., Inc.	3,035,396	0.4
			631,474,127	77.3
		Total Common Stock
		(Cost $745,132,481)	794,083,782	97.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
		Securities Lending Collateral(cc)(1): 1.6%
3,056,600		Cantor Fitzgerald, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $3,056,670, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,117,732, due 01/15/13-08/20/62)	$3,056,600	0.4

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
3,056,600		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $3,056,663, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $3,117,732, due 09/01/18-08/01/48)	$3,056,600	0.4
3,056,600		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $3,056,650, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $3,117,732, due 05/20/41-09/20/41)	3,056,600	0.3
3,056,600		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $3,056,673, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,117,732, due 10/24/12-10/01/40)	3,056,600	0.4
643,495		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $643,508, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $656,365, due 07/01/41-09/01/42)	643,495	0.1
			12,869,895	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.3%
19,218,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $19,218,000)	$19,218,000	2.3

		Total Short-Term Investments
		(Cost $32,087,895)	32,087,895	3.9

		Total Investments in Securities (Cost $777,220,376)	$826,171,677	101.1
		Liabilities in Excess of Other Assets	(8,914,481)	(1.1)
		Net Assets	$817,257,196	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $789,511,145.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$90,024,754
		Gross Unrealized Depreciation	(53,364,222)
		Net Unrealized Appreciation	$36,660,532

Industry Diversification	Percentage of Net Assets
Oil & Gas	47.3%
Oil & Gas Services	18.7
Mining	17.6
Energy Equipment & Services	2.9
Iron/Steel	1.5
Forest Products & Paper	1.3
Oil&Gas	1.2
Energy	1.2
Materials	1.0
Chemicals	1.0
Oil, Gas & Consumable Fuels	1.0
Coal	0.9
Packaging & Containers	0.6
Retail	0.6
Pipelines	0.4
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Canada	$97,644,345	$—	$—	$97,644,345
France	—	10,922,274	—	10,922,274
Netherlands	12,906,234	—	—	12,906,234
Norway	13,018,792	—	—	13,018,792
United Kingdom	6,631,986	21,486,024	—	28,118,010
United States	631,474,127	—	—	631,474,127
Total Common Stock	761,675,484	32,408,298	—	794,083,782
Short-Term Investments	19,218,000	12,869,895	—	32,087,895
Total Investments, at fair value	$780,893,484	$45,278,193	$—	$826,171,677

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.5%
1,300,000	NCUA Guaranteed Notes, 0.234%, 06/12/13	$1,300,117	1.3
143,631	NCUA Guaranteed Notes, 0.569%, 12/07/20	144,111	0.1
321,948	NCUA Guaranteed Notes, 0.599%, 03/06/20	322,270	0.3
302,559	NCUA Guaranteed Notes, 0.599%, 04/06/20	303,233	0.3
275,453	NCUA Guaranteed Notes, 0.599%, 05/07/20	276,055	0.3
566,615	NCUA Guaranteed Notes, 0.619%, 02/06/20	568,440	0.6
304,554	NCUA Guaranteed Notes, 0.628%, 03/11/20	306,267	0.3
250,031	NCUA Guaranteed Notes, 0.589%, 11/06/17	250,656	0.3

	Total Collateralized Mortgage Obligations
	(Cost $3,464,779)	3,471,149	3.5

MUNICIPAL BONDS: 0.6%

	Wisconsin: 0.6%
600,000	State of Wisconsin, 4.800%, 05/01/13	615,570	0.6

	Total Municipal Bonds
	(Cost $613,571)	615,570	0.6

U.S. TREASURY OBLIGATIONS: 25.3%

	Treasury Inflation Indexed Protected Securities: 20.0%
1,400,000	0.625%, due 04/15/13	1,532,900	1.5
2,100,000	1.250%, due 04/15/14	2,365,001	2.4
900,000	1.625%, due 01/15/15	1,157,977	1.2
1,300,000	1.875%, due 07/15/13	1,670,395	1.7
2,400,000	1.875%, due 07/15/15	3,111,070	3.1
2,900,000	2.000%, due 01/15/14	3,757,267	3.7
5,000,000	2.000%, due 07/15/14	6,485,461	6.4
		20,080,071	20.0
	U.S. Treasury Bonds: 0.7%
300,000	2.750%, due 08/15/42	295,500	0.3
400,000	3.000%, due 05/15/42	415,438	0.4
		710,938	0.7
	U.S. Treasury Notes: 4.6%
300,000	0.125%, due 09/30/13	299,848	0.3
2,300,000	0.125%, due 12/31/13	2,298,024	2.3
1,000,000	0.250%, due 05/31/14	1,000,508	1.0
500,000	0.625%, due 09/30/17	499,902	0.5
400,000	1.000%, due 09/30/19	398,812	0.4
100,000	1.500%, due 03/31/19	$103,602	0.1
		4,600,696	4.6
	Total U.S. Treasury Obligations
	(Cost $25,311,794)	25,391,705	25.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.9%
	Federal Home Loan Mortgage Corporation: 10.8%##
5,000,000	0.164%, due 06/03/13	5,000,905	5.0
2,500,000	0.171%, due 06/17/13	2,502,150	2.5
1,600,000	0.500%, due 10/18/13	1,600,198	1.6
1,200,000	0.500%, due 01/24/14	1,201,259	1.2
2,776	5.000%, due 11/01/16	2,992	0.0
1,135	5.000%, due 01/01/17	1,228	0.0
2,748	5.000%, due 01/01/17	2,961	0.0
2,437	5.000%, due 02/01/17	2,627	0.0
2,145	5.000%, due 02/01/17	2,312	0.0
3,015	5.000%, due 02/01/17	3,263	0.0
1,407	5.000%, due 02/01/17	1,523	0.0
1,921	5.000%, due 03/01/17	2,071	0.0
3,110	5.000%, due 03/01/17	3,366	0.0
4,336	5.000%, due 04/01/17	4,693	0.0
3,202	5.000%, due 04/01/17	3,465	0.0
1,925	5.000%, due 04/01/17	2,083	0.0
1,870	5.000%, due 04/01/17	2,024	0.0
3,495	5.000%, due 04/01/17	3,782	0.0
3,488	5.000%, due 04/01/17	3,775	0.0
2,201	5.000%, due 09/01/17	2,382	0.0
2,350	5.000%, due 09/01/17	2,529	0.0
4,092	5.000%, due 09/01/17	4,429	0.0
2,292	5.000%, due 09/01/17	2,463	0.0
594	5.000%, due 09/01/17	643	0.0
12,142	5.000%, due 09/01/17	13,140	0.1
2,690	5.000%, due 09/01/17	2,911	0.0
2,700	5.000%, due 09/01/17	2,922	0.0
1,761	5.000%, due 09/01/17	1,905	0.0
3,020	5.000%, due 09/01/17	3,268	0.0
3,366	5.000%, due 09/01/17	3,619	0.0
11,901	5.000%, due 09/01/17	12,880	0.0
3,057	5.000%, due 09/01/17	3,309	0.0
7,191	5.000%, due 10/01/17	7,712	0.0
5,635	5.000%, due 10/01/17	6,098	0.0
5,801	5.000%, due 10/01/17	6,211	0.0
2,491	5.000%, due 10/01/17	2,696	0.0
4,809	5.000%, due 10/01/17	5,204	0.0
4,909	5.000%, due 10/01/17	5,260	0.0
5,344	5.000%, due 10/01/17	5,735	0.0
3,360	5.000%, due 10/01/17	3,636	0.0
2,940	5.000%, due 10/01/17	3,158	0.0
41,205	5.000%, due 10/01/17	44,593	0.1
37,078	5.000%, due 10/01/17	39,760	0.1
3,937	5.000%, due 10/01/17	4,260	0.0
5,773	5.000%, due 10/01/17	6,248	0.0
2,599	5.000%, due 10/01/17	2,813	0.0
2,789	5.000%, due 10/01/17	2,986	0.0
4,673	5.000%, due 10/01/17	5,057	0.0
93,941	5.000%, due 11/01/17	100,808	0.1
6,172	5.000%, due 11/01/17	6,629	0.0
1,664	5.000%, due 11/01/17	1,801	0.0
2,642	5.000%, due 11/01/17	2,835	0.0
2,560	5.000%, due 11/01/17	2,749	0.0

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Federal Home Loan Mortgage Corporation (continued)
3,334		5.000%, due 11/01/17	$3,609	0.0
2,875		5.000%, due 11/01/17	3,112	0.0
3,385		5.000%, due 11/01/17	3,627	0.0
3,365		5.000%, due 11/01/17	3,614	0.0
4,918		5.000%, due 11/01/17	5,322	0.0
2,299		5.000%, due 12/01/17	2,488	0.0
4,746		5.000%, due 12/01/17	5,136	0.0
2,967		5.000%, due 12/01/17	3,211	0.0
3,650		5.000%, due 12/01/17	3,950	0.0
4,436		5.000%, due 12/01/17	4,801	0.0
3,072		5.000%, due 12/01/17	3,302	0.0
3,832		5.000%, due 12/01/17	4,147	0.0
3,640		5.000%, due 01/01/18	3,905	0.0
3,804		5.000%, due 02/01/18	4,085	0.0
4,120		5.000%, due 02/01/18	4,428	0.0
4,952		5.000%, due 02/01/18	5,321	0.0
4,697		5.000%, due 02/01/18	5,043	0.0
4,181		5.000%, due 02/01/18	4,494	0.0
3,280		5.000%, due 02/01/18	3,525	0.0
2,980		5.000%, due 02/01/18	3,271	0.0
3,455		5.000%, due 02/01/18	3,710	0.0
3,365		5.000%, due 02/01/18	3,693	0.0
8,076		5.000%, due 02/01/18	8,678	0.0
5,143		5.000%, due 03/01/18	5,527	0.0
5,062		5.000%, due 03/01/18	5,436	0.0
5,575		5.000%, due 03/01/18	6,119	0.0
4,236		5.000%, due 03/01/18	4,649	0.0
5,198		5.000%, due 03/01/18	5,705	0.0
3,228		5.000%, due 04/01/18	3,543	0.0
2,371		5.000%, due 04/01/18	2,566	0.0
5,686		5.000%, due 04/01/18	6,241	0.0
3,624		5.000%, due 04/01/18	3,895	0.0
5,413		5.000%, due 05/01/18	5,941	0.0
5,377		5.000%, due 06/01/18	5,902	0.0
4,269		5.000%, due 07/01/18	4,686	0.0
4,433		5.000%, due 07/01/18	4,857	0.0
5,126		5.000%, due 07/01/18	5,626	0.0
6,055		5.000%, due 07/01/18	6,646	0.0
6,182		5.000%, due 11/01/18	6,785	0.0
53,527		5.500%, due 01/01/20	58,536	0.1
			10,908,458	10.8
		Federal National Mortgage Association: 19.1%##
4,700,000		0.345%, due 05/17/13	4,703,215	4.7
300,000		0.375%, due 03/16/15	300,407	0.3
3,600,000		0.600%, due 11/14/13	3,601,332	3.6
5,000,000		2.375%, due 04/11/16	5,334,450	5.3
1,660,309		4.000%, due 10/01/40	1,791,615	1.8
1,090,502		4.000%, due 12/01/40	1,176,744	1.2
1,568,876		4.000%, due 01/01/41	1,692,950	1.7
500,000		4.125%, due 04/15/14	529,911	0.5
16,730		5.000%, due 03/01/18	18,003	0.0
54,006		5.000%, due 04/01/18	59,184	0.0
			19,207,811	19.1
		Total U.S. Government Agency Obligations
		(Cost $29,951,278)	30,116,269	29.9

		Total Long-Term Investments
		(Cost $59,341,422)	59,594,693	59.3

SHORT-TERM INVESTMENTS: 21.6%
		U.S. Government Agency Obligations: 1.8%
1,800,000		Federal Home Loan Banks, 0.210%, 01/04/13
		(Cost $1,799,392)	1,800,302	1.8

		U.S. Treasury Bills: 15.1%
15,200,000		United States Treasury Bill, 10/11/12
		(Cost $15,199,461)	15,199,630	15.1

Shares			Value	Percentage of Net Assets

		Mutual Funds: 4.7%
4,744,456		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,744,456)	$4,744,456	4.7

		Total Short-Term Investments
		(Cost $21,743,309)	21,744,388	21.6

		Total Investments in Securities (Cost $81,084,731)	$81,339,081	80.9
		Assets in Excess of Other Liabilities	19,234,784	19.1
		Net Assets	$100,573,865	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		Cost for federal income tax purposes is $105,653,991.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$6,457,550
		Gross Unrealized Depreciation	(10,746,933)
		Net Unrealized Depreciation	$(4,289,383)

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$3,471,149	$—	$3,471,149
Municipal Bonds	—	615,570	—	615,570
Short-Term Investments	4,744,456	16,999,932	—	21,744,388
U.S. Government Agency Obligations	—	30,116,269	—	30,116,269
U.S. Treasury Obligations	—	25,391,705	—	25,391,705
Total Investments, at fair value	$4,744,456	$76,594,625	$—	$81,339,081
Other Financial Instruments+
Futures	69,663	—	—	69,663
Swaps	—	—	—	—
Total Assets	$4,814,119	$76,594,625	$—	$81,408,744
Liabilities Table
Other Financial Instruments+
Futures	$(124,146)	$—	$—	$(124,146)
Total Liabilities	$(124,146)	$—	$—	$(124,146)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

                                                There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	24	09/15/14	$5,970,900	$44,598
U.S. Treasury 10-Year Note	22	12/19/12	2,936,656	21,152
U.S. Treasury 5-Year Note	10	12/31/12	1,246,328	3,913
U.S. Treasury Long Bond	2	12/19/12	298,750	(477)
			$10,452,634	$69,186
Short Contracts
90-Day Eurodollar	(24)	09/14/15	(5,953,800)	(72,935)
U.S. Treasury 2-Year Note	(50)	12/31/12	(11,026,563)	(5,181)
U.S. Treasury Ultra Long Bond	(16)	12/19/12	(2,643,500)	(45,553)
			$(19,623,863)	$(123,669)

ING Goldman Sachs Commodity Strategy Portfolio Total Return Swap Agreements Outstanding on September 30, 2012:(1)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	12/13/12	USD	54,016,294	$—	$—	$—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	12/13/12	USD	25,814,527	—	$—	—
Receive the price return on the Dow Jones-UBS Commodity Index Excess ReturnSM, if positive. Pay 27 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM. Counterparty: UBS Warburg LLC	06/12/13	USD	2,000,000	—	$—	—

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2012 (Unaudited) (continued)

Receive the price return on the Dow Jones-UBS Commodity Index Excess ReturnSM, if positive. Pay 27 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM. Counterparty: UBS Warburg LLC	06/12/13	USD	21,326,961	$—	$—	$—
				$—	$—	$—

(1) Each respective total return swap resets monthly based on the change in the price return of the referenced commodity index. At September 30, 2012, each total return swap reset with a positive price return and the Portfolio recorded a realized gain on September 30, 2012 in the amount of $39,784. The fair value of each total return swap is recorded at $0 as the price return of the respective commodity index had zero change as both the closing and opening price of the index was unchanged.(1) Each respective total return swap resets monthly based on the change in the price return of the referenced commodity index. At September 30, 2012, each total return swap reset with a positive price return and the Portfolio recorded a realized gain on September 30, 2012 in the amount of $39,784. The fair value of each total return swap is recorded at $0 as the price return of the respective commodity index had zero change as both the closing and opening price of the index was unchanged.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth And Income Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.0%
		Consumer Discretionary: 10.9%
153,644		Carnival Corp.	$5,598,787	1.0
340,072		Comcast Corp. – Class A	12,164,376	2.1
130,609		Home Depot, Inc.	7,884,865	1.4
88,399		Kohl’s Corp.	4,527,797	0.8
124,356		Time Warner Cable, Inc.	11,821,281	2.1
165,479		Time Warner, Inc.	7,501,163	1.3
234,418		Viacom - Class B	12,562,461	2.2
			62,060,730	10.9
		Consumer Staples: 11.6%
224,103		Archer-Daniels-Midland Co.	6,091,120	1.1
617,362		Avon Products, Inc.	9,846,924	1.7
106,458		Coca-Cola Co.	4,037,952	0.7
48,402		Energizer Holdings, Inc.	3,611,273	0.6
138,827		Kraft Foods, Inc.	5,740,496	1.0
122,146		PepsiCo, Inc.	8,644,272	1.5
152,687		Procter & Gamble Co.	10,590,370	1.9
204,279		Sysco Corp.	6,387,804	1.1
214,843		Unilever NV ADR	7,622,630	1.4
97,931		Walgreen Co.	3,568,606	0.6
			66,141,447	11.6
		Energy: 9.5%
150,360		Anadarko Petroleum Corp.	10,513,171	1.8
87,522		Baker Hughes, Inc.	3,958,620	0.7
98,873		Chevron Corp.	11,524,637	2.0
58,176		ConocoPhillips	3,326,504	0.6
72,188		Devon Energy Corp.	4,367,374	0.8
88,273		ExxonMobil Corp.	8,072,566	1.4
87,145		Halliburton Co.	2,935,915	0.5
31,898		Occidental Petroleum Corp.	2,745,142	0.5
173,154		Williams Cos., Inc.	6,055,195	1.1
38,147	@	WPX Energy, Inc.	632,859	0.1
			54,131,983	9.5
		Financials: 21.6%
92,330	@	Aon PLC	4,827,936	0.8
182,772		BB&T Corp.	6,060,719	1.1
421,521		Charles Schwab Corp.	5,391,254	0.9
60,803		Chubb Corp.	4,638,053	0.8
361,716		Citigroup, Inc.	11,835,348	2.1
127,713		Comerica, Inc.	3,965,489	0.7
313,833		Fifth Third Bancorp.	4,867,550	0.9
12,484		Goldman Sachs Group, Inc.	1,419,181	0.3
658,913		JPMorgan Chase & Co.	26,672,798	4.7
406,617		Marsh & McLennan Cos., Inc.	13,796,515	2.4
244,244		Morgan Stanley	4,088,645	0.7
102,203		Northern Trust Corp.	4,743,752	0.8
183,255		PNC Financial Services Group, Inc.	11,563,390	2.0
116,939		State Street Corp.	4,906,760	0.9
101,175		US Bancorp.	3,470,302	0.6
211,455		Wells Fargo & Co.	7,301,541	1.3
93,042		Willis Group Holdings Ltd.	3,435,111	0.6
			122,984,344	21.6
		Health Care: 13.1%
33,429		Amgen, Inc.	2,818,733	0.5
277,688		Bristol-Myers Squibb Co.	9,371,970	1.6
92,280		Cigna Corp.	4,352,848	0.8
109,014		Eli Lilly & Co.	5,168,354	0.9
47,872	@	Hospira, Inc.	1,571,159	0.3
252,981		Medtronic, Inc.	10,908,541	1.9
265,409		Merck & Co., Inc.	11,969,946	2.1
9,748		Novartis AG ADR	597,162	0.1
55,791		Novartis AG	3,414,605	0.6
504,039		Pfizer, Inc.	12,525,369	2.2
157,736		UnitedHealth Group, Inc.	8,740,152	1.5
59,079		WellPoint, Inc.	3,427,173	0.6
			74,866,012	13.1
		Industrials: 8.6%
107,625		Cintas Corp.	4,461,056	0.8
1,109,943		General Electric Co.	25,206,806	4.4
155,918		Ingersoll-Rand PLC	6,988,245	1.2
224,163		Tyco International Ltd.	12,611,410	2.2
			49,267,517	8.6
		Information Technology: 8.8%
195,240	@	Amdocs Ltd.	6,440,967	1.1
476,267		Applied Materials, Inc.	5,317,521	0.9
257,444	@	eBay, Inc.	12,462,864	2.2
195,123		Intel Corp.	4,425,390	0.8
156,425	@	Juniper Networks, Inc.	2,676,432	0.5
452,336		Microsoft Corp.	13,470,566	2.4
287,641		Western Union Co.	5,240,819	0.9
			50,034,559	8.8
		Materials: 1.1%
52,729		PPG Industries, Inc.	6,055,398	1.1

		Telecommunication Services: 3.0%
123,856		Verizon Communications, Inc.	5,644,118	1.0
400,514		Vodafone Group PLC ADR	11,412,646	2.0
			17,056,764	3.0
		Utilities: 2.8%
96,838		Edison International	4,424,528	0.8
45,722		Entergy Corp.	3,168,535	0.6
94,326		FirstEnergy Corp.	4,159,777	0.7
75,685		Pinnacle West Capital Corp.	3,996,168	0.7
			15,749,008	2.8
		Total Common Stock
		(Cost $414,583,978)	518,347,762	91.0

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth And Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.4%

88,700		SPDR S&P Homebuilders	$2,201,534	0.4

		Total Exchange-Traded Funds
		(Cost $1,558,849)	2,201,534	0.4

		Total Long-Term Investments
		(Cost $416,142,827)	520,549,296	91.4

SHORT-TERM INVESTMENTS: 8.5%
		Mutual Funds: 8.5%
48,247,125		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $48,247,125)	48,247,125	8.5

		Total Short-Term Investments
		(Cost $48,247,125)	48,247,125	8.5

		Total Investments in Securities (Cost $464,389,952)	$568,796,421	99.9
		Assets in Excess of Other Liabilities	494,032	0.1
		Net Assets	$569,290,453	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $465,558,233.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$117,414,154
		Gross Unrealized Depreciation	(14,175,966)
		Net Unrealized Appreciation	$103,238,188

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth And Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$62,060,730	$—	$—	$62,060,730
Consumer Staples	66,141,447	—	—	66,141,447
Energy	54,131,983	—	—	54,131,983
Financials	122,984,344	—	—	122,984,344
Health Care	71,451,407	3,414,605	—	74,866,012
Industrials	49,267,517	—	—	49,267,517
Information Technology	50,034,559	—	—	50,034,559
Materials	6,055,398	—	—	6,055,398
Telecommunication Services	17,056,764	—	—	17,056,764
Utilities	15,749,008	—	—	15,749,008
Total Common Stock	514,933,157	3,414,605	—	518,347,762
Exchange-Traded Funds	$2,201,534	$—	$—	$2,201,534
Short-Term Investments	48,247,125	—	—	48,247,125
Total Investments, at fair value	$565,381,816	$3,414,605	$—	$568,796,421
Other Financial Instruments+
Forward Foreign Currency Contracts	—	182,550	—	182,550
Total Assets	$565,381,816	$3,597,155	$—	$568,978,971

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

                        There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon	EU Euro	4,576,894	Sell	10/26/12	$5,979,391	$5,883,108	$96,283
The Bank of New York Mellon	Swiss Franc	1,581,210	Sell	10/26/12	1,703,303	1,682,112	21,191
The Bank of New York Mellon	Swiss Franc	1,160,937	Sell	10/26/12	1,250,578	1,235,020	15,558
State Street Bank	British Pound	5,195,440	Sell	10/26/12	8,438,434	8,388,916	49,518
							$182,550

PORTFOLIO OF INVESTMENTS
Ing Jpmorgan Emerging Markets Equity Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Brazil: 14.5%
625,135		Cia de Bebidas das Americas ADR	$23,923,916	2.8
1,178,700		CCR SA	10,488,962	1.3
578,828		Cielo SA	14,430,370	1.7
911,100		Itau Unibanco Holding S.A.	13,797,396	1.6
1,491,600	@	OGX Petroleo e Gas Participacoes S.A.	4,554,448	0.6
906,887		Petroleo Brasileiro SA ADR	20,014,996	2.4
540,600		Ultrapar Participacoes SA	12,096,000	1.4
944,381		Vale SA ADR	16,394,454	1.9
595,300		Weg S.A.	6,985,910	0.8
			122,686,452	14.5
		Chile: 1.9%
218,601	L	Banco Santander Chile ADR	16,010,337	1.9
		China: 14.5%
3,244,000	L	Anhui Conch Cement Co., Ltd.	10,030,509	1.2
9,718,950		China Construction Bank	6,703,065	0.8
7,524,037		China Merchants Bank Co., Ltd.	12,576,994	1.5
2,357,000		China Mobile Ltd.	26,129,495	3.1
12,218,000		CNOOC Ltd.	24,806,694	2.9
324,744		New Oriental Education & Technology Group ADR	5,413,483	0.6
1,972,500		Ping An Insurance Group Co. of China Ltd.	14,757,669	1.7
2,788,000		Tingyi Cayman Islands Holding Corp.	8,360,602	1.0
2,010,000	L	Tsingtao Brewery Co., Ltd.	11,048,799	1.3
2,389,000	L	Wumart Stores, Inc.	3,560,788	0.4
			123,388,098	14.5
		Hong Kong: 5.9%
5,115,200		AIA Group Ltd.	18,954,024	2.3
2,311,000		Hang Lung Properties Ltd.	7,868,677	0.9
238,400	@	Jardine Matheson Holdings Ltd.	13,564,960	1.6
6,062,000		Li & Fung Ltd.	9,347,935	1.1
			49,735,596	5.9
		Hungary: 0.7%
345,723	L	OTP Bank Nyrt	6,107,125	0.7
		India: 11.4%
425,106		ACC Ltd.	11,823,057	1.4
1,358,984		Ambuja Cements Ltd.	5,192,836	0.6
1,951,225		Bharti Airtel Ltd.	9,808,335	1.2
828,090		HDFC Bank Ltd. ADR	31,119,622	3.6
600,700		Housing Development Finance Corp.	8,799,636	1.0
415,484	L	Infosys Ltd. ADR	20,167,593	2.4
614,700		Jindal Steel & Power Ltd.	4,965,909	0.6
429,300		Kotak Mahindra Bank Ltd.	5,271,044	0.6
			97,148,032	11.4
		Indonesia: 4.2%
22,775,000		Astra International Tbk PT	17,554,133	2.1
15,856,000		Bank Rakyat Indonesia	12,289,496	1.4
2,098,500		Unilever Indonesia Tbk PT	5,699,477	0.7
			35,543,106	4.2
		Italy: 2.0%
419,907		Tenaris S.A. ADR	17,119,608	2.0
		Malaysia: 1.2%
287,700		British American Tobacco Malaysia Bhd	5,677,715	0.7
901,300		Public Bank BHD	4,235,614	0.5
			9,913,329	1.2
		Mexico: 4.2%
1		Grupo Aeroportuario del Sureste S.A. de CV ADR ADR	89	0.0
3,345,364		Grupo Financiero Banorte	18,907,703	2.2
6,023,240		Wal-Mart de Mexico SA de CV	16,962,919	2.0
			35,870,711	4.2
		Russia: 3.3%
78,700	#	Magnit OJSC GDR	2,680,241	0.3
315,400	L	Magnit OJSC GDR	10,741,397	1.3
4,876,006	@	Sberbank	14,261,118	1.7
			27,682,756	3.3
		South Africa: 10.8%
2,378,679	L	African Bank Investments Ltd.	9,464,258	1.1
486,200		Bidvest Group Ltd.	12,027,839	1.4
2,921,970		FirstRand Ltd.	9,793,565	1.2
129,300	L	Kumba Iron Ore Ltd.	7,794,057	0.9
416,532		Massmart Holdings Ltd.	8,352,124	1.0
270,800		Mr Price Group Ltd.	4,099,254	0.5
794,599	L	MTN Group Ltd.	15,339,834	1.8
1,153,361		RMB Holdings Ltd.	5,128,240	0.6
547,600		Shoprite Holdings Ltd.	11,064,191	1.3
250,400		Tiger Brands Ltd.	8,213,688	1.0
			91,277,050	10.8
		South Korea: 12.0%
30,171		E-Mart Co. Ltd.	6,565,180	0.8
71,392		Hyundai Mobis	19,847,342	2.3
102,297		Hyundai Motor Co.	23,073,817	2.7

PORTFOLIO OF INVESTMENTS
Ing Jpmorgan Emerging Markets Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		South Korea (continued)
21,017		Posco	$6,877,965	0.8
37,611		Samsung Electronics Co., Ltd.	45,324,951	5.4
			101,689,255	12.0
		Taiwan: 8.4%
3,774,200		Delta Electronics, Inc.	14,559,858	1.7
3,434,305		Hon Hai Precision Industry Co., Ltd.	10,752,968	1.2
1,546,000		President Chain Store Corp.	8,252,487	1.0
2,483,223		Taiwan Semiconductor Manufacturing Co., Ltd.	7,639,074	0.9
1,911,762		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,244,075	3.6
			71,448,462	8.4
		Turkey: 3.2%
1,615,845		KOC Holding A/S	6,466,423	0.7
5,044,327		Turkiye Garanti Bankasi A/S	21,073,443	2.5
			27,539,866	3.2
		United Kingdom: 1.5%
581,700		Standard Chartered PLC	13,180,727	1.5
		Total Common Stock
		(Cost $690,813,110)	846,340,510	99.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
		Securities Lending Collateral(cc)(1): 5.8%
11,732,273		Cantor Fitzgerald, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $11,732,543, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.00%, Market Value plus accrued interest $11,966,919, due 01/15/13-08/20/62)	$11,732,273	1.4
11,732,273		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $11,732,514, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $11,966,918, due 09/01/18-08/01/48)	11,732,273	1.4
11,732,273		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $11,732,466, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $11,966,918, due 05/20/41-09/20/41)	11,732,273	1.3
11,732,273		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $11,732,553, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-10.00%, Market Value plus accrued interest $11,966,919, due 10/24/12-10/01/40)	11,732,273	1.4
2,469,951		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,470,002, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $2,519,350, due 07/01/41-09/01/42)	2,469,951	0.3
			49,399,043	5.8
		Total Short-Term Investments
		(Cost $49,399,043)	49,399,043	5.8

		Total Investments in Securities (Cost $740,212,153)	$895,739,553	105.5
		Liabilities in Excess of Other Assets	(47,098,986)	(5.5)
		Net Assets	$848,640,567	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $748,269,831.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$199,467,731
		Gross Unrealized Depreciation	(51,998,009)
		Net Unrealized Appreciation	$147,469,722

Sector Diversification	Percentage of Net Assets
Financials	29.3%
Information Technology	16.9
Consumer Staples	15.6
Consumer Discretionary	9.3
Energy	9.3
Materials	7.4
Telecommunication Services	6.1
Industrials	5.8
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(5.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Ing Jpmorgan Emerging Markets Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Brazil	$122,686,452	$—	$—	$122,686,452
Chile	16,010,337	—	—	16,010,337
China	5,413,483	117,974,615	—	123,388,098
Hong Kong	13,564,960	36,170,636	—	49,735,596
Hungary	—	6,107,125	—	6,107,125
India	51,287,215	45,860,817	—	97,148,032
Indonesia	—	35,543,106	—	35,543,106
Italy	17,119,608	—	—	17,119,608
Malaysia	—	9,913,329	—	9,913,329
Mexico	35,870,711	—	—	35,870,711
Russia	14,261,118	13,421,638	—	27,682,756
South Africa	4,099,254	87,177,796	—	91,277,050
South Korea	—	101,689,255	—	101,689,255
Taiwan	30,244,075	41,204,387	—	71,448,462
Turkey	—	27,539,866	—	27,539,866
United Kingdom	—	13,180,727	—	13,180,727
Total Common Stock	310,557,213	535,783,297	—	846,340,510
Short-Term Investments	—	49,399,043	—	49,399,043
Total Investments, at fair value	$310,557,213	$585,182,340	$—	$895,739,553

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Consumer Discretionary: 16.7%
126,920	L	Allison Transmission Holdings, Inc.	$2,553,631	0.5
222,830		American Eagle Outfitters	4,697,256	1.0
35,100	L	American Greetings Corp.	589,680	0.1
37,100		Ameristar Casinos, Inc.	660,380	0.1
2,400	@	Arctic Cat, Inc.	99,504	0.0
1,600	@	Biglari Holdings, Inc.	584,096	0.1
7,900	@	Bloomin’ Brands, Inc.	129,955	0.0
20,700	@, L	Bridgepoint Education, Inc.	210,105	0.0
108,370		Brinker International, Inc.	3,825,461	0.8
25,200		Brown Shoe Co., Inc.	403,956	0.1
48,290		Brunswick Corp.	1,092,803	0.2
48,600	@	Cabela’s, Inc.	2,657,448	0.6
5,000	@	Capella Education Co.	175,300	0.0
55,500	@	Carmike Cinemas, Inc.	624,375	0.1
7,800		Carriage Services, Inc.	75,426	0.0
113,670		Chico’s FAS, Inc.	2,058,564	0.4
131,650		Cinemark Holdings, Inc.	2,952,910	0.6
2,800	@, L	Coinstar, Inc.	125,944	0.0
84,100	@, L	Conn’s, Inc.	1,854,405	0.4
72,000		Cooper Tire & Rubber Co.	1,380,960	0.3
51,300	@	Corinthian Colleges, Inc.	122,094	0.0
58,985		Cracker Barrel Old Country Store	3,958,483	0.9
274		CSS Industries, Inc.	5,631	0.0
46,130	@, L	Deckers Outdoor Corp.	1,690,203	0.4
12,600	@	Del Frisco’s Restaurant Group, Inc.	187,740	0.0
23,600		Dillard’s, Inc.	1,706,752	0.4
13,300	@	DineEquity, Inc.	744,800	0.2
42,600		Domino’s Pizza, Inc.	1,606,020	0.3
45,809	@	Drew Industries, Inc.	1,383,890	0.3
59,600	@	Entercom Communications Corp.	408,856	0.1
37,300	@	Express, Inc.	552,786	0.1
17,000		Finish Line	386,580	0.1
8,700	@	Five Below, Inc.	339,996	0.1
8,800	@	G-III Apparel Group Ltd.	315,920	0.1
52,100	@	Helen of Troy Ltd.	1,658,343	0.4
167,399	@	Iconix Brand Group, Inc.	3,053,358	0.7
25,004		Jakks Pacific, Inc.	364,308	0.1
69,921		Jarden Corp.	3,694,626	0.8
47,300	@	Journal Communications, Inc.	245,960	0.1
6,400	@, L	Kayak Software Corp.	226,112	0.1
60,800	L	KB Home	872,480	0.2
46,100	@	Leapfrog Enterprises, Inc.	415,822	0.1
7,700	@	Libbey, Inc.	121,506	0.0
17,500		Lifetime Brands, Inc.	208,425	0.0
72,175	@	Lin TV Corp.	317,570	0.1
5,100		Mac-Gray Corp.	68,391	0.0
12,600	@	Maidenform Brands, Inc.	258,048	0.1
10,200		MDC Holdings, Inc.	392,802	0.1
99,500	@	Monarch Casino & Resort, Inc.	866,645	0.2
40,736		Morningstar, Inc.	2,551,703	0.5
48,500	@	Multimedia Games, Inc.	762,905	0.2
5,400		Nacco Industries, Inc.	677,214	0.1
136,500		OfficeMax, Inc.	1,066,065	0.2
21,600	@	Orbitz Worldwide, Inc.	55,080	0.0
4,000		Oxford Industries, Inc.	225,800	0.1
75,880	@	Papa John’s International, Inc.	4,052,751	0.9
92,790	@	Penn National Gaming, Inc.	3,999,249	0.9
30,300	@	Perry Ellis International, Inc.	668,115	0.1
65,790		Pool Corp.	2,735,548	0.6
38,000		Rent-A-Center, Inc.	1,333,040	0.3
57,608	@	Ruth’s Hospitality Group, Inc.	366,963	0.1
96,440	@	Shuffle Master, Inc.	1,524,716	0.3
96,300		Sinclair Broadcast Group, Inc.	1,079,523	0.2
15,300	@	Skechers USA, Inc.	312,120	0.1
42,400	@	Smith & Wesson Holding Corp.	466,824	0.1
63,700	@	Sonic Corp.	654,199	0.1
43,700		Standard Motor Products, Inc.	804,954	0.2
51,300	@	Standard-Pacific Corp.	346,788	0.1
5,400	L	Sturm Ruger & Co., Inc.	267,246	0.1
6,100	@	Tempur-Pedic International, Inc.	182,329	0.0
6,300	@	Tilly’s, Inc.	115,479	0.0
33,708	@	Tuesday Morning Corp.	220,787	0.1
75,780	@	VOXX International Corp.	566,834	0.1
			77,962,538	16.7
		Consumer Staples: 1.9%
22,200		B&G Foods, Inc.	672,882	0.1
3,800		Coca-Cola Bottling Co. Consolidated	258,780	0.1
18,800	@	Darling International, Inc.	343,852	0.1
10,400	L	Diamond Foods, Inc.	195,728	0.0
8,000	@	Elizabeth Arden, Inc.	377,920	0.1
10,200		Fresh Del Monte Produce, Inc.	261,120	0.1
52,211		J&J Snack Foods Corp.	2,993,257	0.6
8,700	@	John B Sanfilippo & Son, Inc.	113,274	0.0
11,500		Nash Finch Co.	234,830	0.1
31,900	@	Prestige Brands Holdings, Inc.	541,024	0.1
15,200	@	Revlon, Inc. - Class A	234,688	0.1
79,600		Spartan Stores, Inc.	1,218,676	0.3
94,900	L	Supervalu, Inc.	228,709	0.0
17,400	@, L	USANA Health Sciences, Inc.	808,578	0.2

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
5,700		Village Super Market	$209,532	0.0
			8,692,850	1.9
		Energy: 5.9%
6,600		Alon USA Energy, Inc.	90,420	0.0
1,600		Apco Oil and Gas International, Inc.	25,744	0.0
66,435	@	Approach Resources, Inc.	2,001,686	0.4
7,500	@	Bonanza Creek Energy, Inc.	176,700	0.0
10,400	@, L	C&J Energy Services, Inc.	206,960	0.0
3,300	@	Cal Dive International, Inc.	5,049	0.0
48,500	@	Callon Petroleum Co.	298,275	0.1
72,560		Cimarex Energy Co.	4,248,388	0.9
13,300	@	Clayton Williams Energy, Inc.	690,137	0.1
10,200	@	Cloud Peak Energy, Inc.	184,620	0.0
9,400		Delek US Holdings, Inc.	239,606	0.1
35,500	@	Energy XXI Bermuda Ltd.	1,240,725	0.3
16,500	@	EPL Oil & Gas, Inc.	334,785	0.1
34,700	L	EXCO Resources, Inc.	277,947	0.1
34,100	@, L	Forum Energy Technologies, Inc.	829,312	0.2
26,900	@	Gulfmark Offshore, Inc.	888,776	0.2
17,600	@	Gulfport Energy Corp.	550,176	0.1
34,400	@	Helix Energy Solutions Group, Inc.	628,488	0.1
9,600		Lufkin Industries, Inc.	516,672	0.1
19,200	@, L	McMoRan Exploration Co.	225,600	0.1
22,320	@, L	Miller Energy Resources, Inc.	112,270	0.0
278,980		Patterson-UTI Energy, Inc.	4,419,043	0.9
19,800	@	Renewable Energy Group, Inc.	131,670	0.0
245,030	@, L	Resolute Energy Corp.	2,173,416	0.5
12,200	@	Saratoga Resources, Inc.	66,856	0.0
36,246	@	Superior Energy Services	743,768	0.2
63,270		Tidewater, Inc.	3,070,493	0.7
56,700	@	Vaalco Energy, Inc.	484,785	0.1
54,600		W&T Offshore, Inc.	1,025,388	0.2
35,600	@	Warren Resources, Inc.	108,224	0.0
49,200		Western Refining, Inc.	1,288,056	0.3
8,200		World Fuel Services Corp.	292,002	0.1
			27,576,037	5.9
		Financials: 22.4%
2,800		Agree Realty Corp.	71,372	0.0
1,200		Alliance Financial Corp.	48,252	0.0
12,477		American Campus Communities, Inc.	547,491	0.1
118,900		American Equity Investment Life Holding Co.	1,382,807	0.3
12,500	@	American Safety Insurance Holdings Ltd.	233,625	0.1
222,900		Anworth Mortgage Asset Corp.	1,515,720	0.3
48,500		Ashford Hospitality Trust, Inc.	407,400	0.1
20,800		Aspen Insurance Holdings Ltd.	634,192	0.1
385,230		Associated Banc-Corp.	5,073,479	1.1
8,500		BankFinancial Corp.	74,715	0.0
37,500	@	BBCN Bancorp, Inc.	472,875	0.1
48,250		BGC Partners, Inc.	236,425	0.1
9,900	@	Banco Latinoamericano de Exportaciones S.A.	218,691	0.1
6,500	@	BofI Holding, Inc.	169,325	0.0
3,900		Bridge Bancorp, Inc.	90,909	0.0
8,100		OceanFirst Financial Corp.	118,827	0.0
146,905		Calamos Asset Management, Inc.	1,709,974	0.4
42,100		Capital Lease Funding, Inc.	217,657	0.1
126,100		Capstead Mortgage Corp.	1,701,089	0.4
3,800	@, L	Cascade Bancorp	20,064	0.0
10,400		Cash America International, Inc.	401,128	0.1
22,000		Cathay General Bancorp.	379,720	0.1
41,100		CBL & Associates Properties, Inc.	877,074	0.2
4,200		Center Bancorp, Inc.	50,064	0.0
21,800		Chesapeake Lodging Trust	433,166	0.1
12,700		Citizens & Northern Corp.	249,047	0.1
19,900	@	Citizens Republic Bancorp, Inc.	385,065	0.1
10,600		City Holding Co.	379,904	0.1
152,200		CNO Financial Group, Inc.	1,468,730	0.3
9,515		Colonial Properties Trust	200,291	0.1
14,700		Community Bank System, Inc.	414,393	0.1
4,370		Community Trust Bancorp., Inc.	155,288	0.0
32,700		Coresite Realty Corp.	880,938	0.2
62,600	@	Cowen Group, Inc.	169,020	0.0
82,125		DCT Industrial Trust, Inc.	531,349	0.1
26,825		DDR Corp.	412,032	0.1
52,692	@	DFC Global Corp.	903,668	0.2
10,957		Diamond Hill Investment Group, Inc.	840,183	0.2
8,900		Dime Community Bancshares	128,516	0.0
10,600		East-West Bancorp., Inc.	223,872	0.1

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
89,791		EastGroup Properties, Inc.	$4,776,881	1.0
66,300		Education Realty Trust, Inc.	722,670	0.2
44,254	@	eHealth, Inc.	830,648	0.2
74,096		Epoch Holding Corp.	1,711,618	0.4
13,400		Financial Institutions, Inc.	249,776	0.1
163,100		First Commonwealth Financial Corp.	1,149,855	0.3
16,200		First Community Bancshares, Inc.	247,212	0.1
144,742		First Financial Bancorp.	2,447,587	0.5
119,975	@	First Industrial Realty Trust, Inc.	1,576,471	0.3
12,400		First Merchants Corp.	186,124	0.0
9,553		First of Long Island Corp.	294,328	0.1
71,966		First Republic Bank	2,479,948	0.5
70,022	@	FirstService Corp.	1,957,115	0.4
17,600		Flagstone Reinsurance Holdings S.A.	151,184	0.0
41,200		FNB Corp.	461,852	0.1
95,700		Glacier Bancorp., Inc.	1,491,006	0.3
9,600		Gladstone Capital Corp.	84,000	0.0
24,400		Glimcher Realty Trust	257,908	0.1
55,620		Greenhill & Co., Inc.	2,878,335	0.6
96,050	@	Hanmi Financial Corp.	1,230,401	0.3
6,200		Heartland Financial USA, Inc.	169,074	0.0
246,324	@	HFF, Inc.	3,670,228	0.8
4,400		Home Properties, Inc.	269,588	0.1
3,700	@	HomeStreet, Inc.	140,822	0.0
4,800		Horace Mann Educators Corp.	86,928	0.0
12,800		Huntington Bancshares, Inc.	88,320	0.0
35,459		IBERIABANK Corp.	1,624,022	0.4
1,400		IDT Corp.	14,378	0.0
264,300		Janus Capital Group, Inc.	2,494,992	0.5
51,660		JMP Group, Inc.	283,613	0.1
118,026		KBW, Inc.	1,943,888	0.4
21,300		KCAP Financial, Inc.	197,238	0.0
7,238		Lakeland Bancorp, Inc.	74,913	0.0
5,800		Lakeland Financial Corp.	160,080	0.0
17,500		LaSalle Hotel Properties	467,075	0.1
140,399		Lexington Realty Trust	1,356,254	0.3
11,100		LTC Properties, Inc.	353,535	0.1
11,600		MainSource Financial Group, Inc.	148,944	0.0
17,700		Manning & Napier, Inc.	215,763	0.1
31,500		Meadowbrook Insurance Group, Inc.	242,235	0.1
10,600	@	MetroCorp Bancshares, Inc.	112,254	0.0
65,090		Mid-America Apartment Communities, Inc.	4,251,028	0.9
4,000		Mission West Properties	34,800	0.0
3,900		Montpelier Re Holdings Ltd.	86,307	0.0
19,600	@	National Bank Holdings Corp.	381,416	0.1
3,900		National Bankshares, Inc.	129,480	0.0
50,500	@	National Financial Partners Corp.	853,450	0.2
131,120		National Retail Properties, Inc.	3,999,160	0.9
5,800		NBT Bancorp., Inc.	128,006	0.0
21,100		Nelnet, Inc.	500,914	0.1
69,000	@	Ocwen Financial Corp.	1,891,290	0.4
98,100		Omega Healthcare Investors, Inc.	2,229,813	0.5
34,700		Oriental Financial Group	365,044	0.1
15,500		PacWest Bancorp	362,235	0.1
27,000	@	Park Sterling Corp.	133,380	0.0
9,000		Parkway Properties, Inc.	120,330	0.0
60,600		Pennsylvania Real Estate Investment Trust	961,116	0.2
8,500		Peoples Bancorp., Inc.	194,565	0.0
86,400	@	PHH Corp.	1,758,240	0.4
27,400	@	Pinnacle Financial Partners, Inc.	529,368	0.1
7,200	@	Piper Jaffray Cos.	183,240	0.0
8,000	@	Preferred Bank/Los Angeles CA	113,440	0.0
63,410		ProAssurance Corp.	5,734,800	1.2
4,073		Prospect Capital Corp.	46,921	0.0
4,300		Prosperity Bancshares, Inc.	183,266	0.0
6,700		PS Business Parks, Inc.	447,694	0.1
8,000		Ramco-Gershenson Properties	100,240	0.0
1,800		Renasant Corp.	35,289	0.0
4,657		Republic Bancorp., Inc.	102,221	0.0
186,121		RLJ Lodging Trust	3,519,548	0.8
10,200		Selective Insurance Group	193,698	0.0
15,700		Sierra Bancorp.	192,482	0.0
6,834		Southside Bancshares, Inc.	149,050	0.0
43,800	@	Southwest Bancorp., Inc.	475,230	0.1
4,100		Sun Communities, Inc.	180,892	0.0
38,400		Susquehanna Bancshares, Inc.	401,664	0.1
6,200	@	SVB Financial Group	374,852	0.1
20,390	@	SWS Group, Inc.	124,583	0.0
10,100	@	Texas Capital Bancshares, Inc.	502,071	0.1
18,500		Trustco Bank Corp.	105,820	0.0
272,432		Umpqua Holdings Corp.	3,511,648	0.8
7,600		WesBanco, Inc.	157,396	0.0
12,100		West BanCorp., Inc.	145,805	0.0

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
201,933	@	Western Alliance Bancorp.	$2,059,717	0.4
188,900	@	Wilshire Bancorp., Inc.	1,190,070	0.3
26,400	@, L	World Acceptance, Corp.	1,780,680	0.4
			104,649,659	22.4
		Health Care: 9.8%
11,950	@	Acadia Healthcare Co., Inc.	285,007	0.1
97,400	@	Achillion Pharmaceuticals, Inc.	1,013,934	0.2
26,800	@	Acorda Therapeutics, Inc.	686,348	0.2
19,100	@	Affymax, Inc.	402,246	0.1
6,900	@	Almost Family, Inc.	146,832	0.0
70,023	@	Amsurg Corp.	1,987,253	0.4
91,700	@	Ariad Pharmaceuticals, Inc.	2,221,433	0.5
27,525	@	BioCryst Pharmaceuticals, Inc.	116,706	0.0
23,800	@	Cambrex Corp.	279,174	0.1
59,100		Cantel Medical Corp.	1,600,428	0.3
19,700	@	Celldex Therapeutics, Inc.	124,110	0.0
38,000	@, L	ChemoCentryx, Inc.	441,940	0.1
10,000		Computer Programs & Systems, Inc.	555,500	0.1
36,051	@, L	Cumberland Pharmaceuticals, Inc.	232,889	0.1
32,900	@	Durata Therapeutics, Inc.	309,260	0.1
51,400	@	Five Star Quality Care, Inc.	262,654	0.1
38,000	@	Genomic Health, Inc.	1,318,220	0.3
56,000	@	Greatbatch, Inc.	1,362,480	0.3
53,500	@	Halozyme Therapeutics, Inc.	404,460	0.1
110,000	@	Idenix Pharmaceuticals, Inc.	502,700	0.1
28,570	@	Idexx Laboratories, Inc.	2,838,430	0.6
32,700	@	Impax Laboratories, Inc.	848,892	0.2
37,500	@, L	Incyte Corp., Ltd.	676,875	0.1
28,300	@	Insulet Corp.	610,714	0.1
31,900		Invacare Corp.	451,066	0.1
14,400	@	Ironwood Pharmaceuticals, Inc.	184,032	0.0
12,500	@	Jazz Pharmaceuticals PLC	712,625	0.2
74,600	@	MedAssets, Inc.	1,327,880	0.3
9,600		Medicis Pharmaceutical Corp.	415,392	0.1
21,000	@	Medivation, Inc.	1,183,560	0.3
113,700	@	Metropolitan Health Networks, Inc.	1,061,958	0.2
19,900	@	Molina Healthcare, Inc.	500,485	0.1
34,300	@	Momenta Pharmaceuticals, Inc.	499,751	0.1
26,280	@	MWI Veterinary Supply, Inc.	2,803,550	0.6
20,600	@	NuVasive, Inc.	471,946	0.1
83,000	@	Omnicell, Inc.	1,153,700	0.2
20,300	@	Orthofix International NV	908,425	0.2
12,650		Owens & Minor, Inc.	377,982	0.1
13,000	@	Par Pharmaceutical Cos., Inc.	649,740	0.1
44,900	@, L	Pharmacyclics, Inc.	2,896,050	0.6
13,000	@, L	PhotoMedex, Inc.	182,780	0.0
26,100	@	Progenics Pharmaceuticals, Inc.	74,907	0.0
179,780	@	PSS World Medical, Inc.	4,095,388	0.9
5,700	@, L	Raptor Pharmaceutical Corp.	31,692	0.0
121,000	@	RTI Biologics, Inc.	504,570	0.1
96,100	@	Select Medical Holdings Corp.	1,079,203	0.2
10,800	@	Sirona Dental Systems, Inc.	615,168	0.1
130,800	@	Skilled Healthcare Group, Inc.	841,044	0.2
60,900	@	Sun Healthcare Group, Inc.	515,519	0.1
9,700	@	Triple-S Management Corp.	202,730	0.0
8,200	@	Viropharma, Inc.	247,804	0.1
48,480	@	WellCare Health Plans, Inc.	2,741,544	0.6
			45,958,976	9.8
		Industrials: 15.8%
137,176	@	ACCO Brands Corp.	890,272	0.2
34,000		Actuant Corp.	973,080	0.2
17,400		Acuity Brands, Inc.	1,101,246	0.2
52,700	@	Alaska Air Group, Inc.	1,847,662	0.4
57,378		Altra Holdings, Inc.	1,044,280	0.2
22,975		Applied Industrial Technologies, Inc.	951,854	0.2
7,400		Argan, Inc.	129,130	0.0
6,700	@	Asset Acceptance Capital Corp.	49,982	0.0
23,325	@	Atlas Air Worldwide Holdings, Inc.	1,204,270	0.3
7,000	@	Avis Budget Group, Inc.	107,660	0.0
16,200		Barnes Group, Inc.	405,162	0.1
9,200	@	Beacon Roofing Supply, Inc.	262,200	0.1
10,000		Ceco Environmental Corp.	97,700	0.0
26,800		Celadon Group, Inc.	430,676	0.1
241,200	@, L	Cenveo, Inc.	552,348	0.1
6,000		Ceradyne, Inc.	146,580	0.0
13,400	@	Columbus McKinnon Corp.	202,474	0.1
145,883		Comfort Systems USA, Inc.	1,594,501	0.3
3,800		Courier Corp.	46,436	0.0
3,700		Curtiss-Wright Corp.	120,990	0.0
78,100		Deluxe Corp.	2,386,736	0.5
141,960		Douglas Dynamics, Inc.	2,099,588	0.5
30,900		EMCOR Group, Inc.	881,886	0.2
56,100	@	Encore Capital Group, Inc.	1,585,386	0.3

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
20,100	@	EnerSys	$709,329	0.2
38,700	@	EnPro Industries, Inc.	1,393,587	0.3
15,600	@	Esterline Technologies Corp.	875,784	0.2
43,600	@	Federal Signal Corp.	275,552	0.1
53,217		Forward Air Corp.	1,618,329	0.4
2,500		Freightcar America, Inc.	44,475	0.0
121,000	@	Gencorp, Inc.	1,148,290	0.3
17,000		Generac Holdings, Inc.	389,130	0.1
3,125	@	Gibraltar Industries, Inc.	40,062	0.0
5,300	@	GP Strategies Corp.	102,396	0.0
189,221		Herman Miller, Inc.	3,678,456	0.8
18,200	@	Kadant, Inc.	422,058	0.1
121,090	@	KAR Auction Services, Inc.	2,390,317	0.5
5,400		Kelly Services, Inc.	68,040	0.0
15,700		Kimball International, Inc.	191,854	0.0
163,910		Knight Transportation, Inc.	2,343,913	0.5
33,200		Knoll, Inc.	463,140	0.1
15,100		LB Foster Co.	488,334	0.1
21,700	@	LMI Aerospace, Inc.	443,548	0.1
15,900	@	Mastec, Inc.	313,230	0.1
7,100	@	Michael Baker Corp.	169,406	0.0
11,600	@	MRC Global, Inc.	285,244	0.1
27,400	@	NN, Inc.	232,626	0.1
10,600	@	Park-Ohio Holdings Corp.	229,702	0.1
16,100	@	Performant Financial Corp.	171,787	0.0
7,100	@	Portfolio Recovery Associates, Inc.	741,453	0.2
3,100	@	Proto Labs, Inc.	104,842	0.0
66,400	L	Quad/Graphics, Inc.	1,126,144	0.2
61,200	@	Quality Distribution, Inc.	566,100	0.1
91,461	@	RBC Bearings, Inc.	4,399,274	0.9
59,890		Regal-Beloit Corp.	4,221,047	0.9
77,800	@	Republic Airways Holdings, Inc.	360,214	0.1
167,509	@, L	Rexnord Corp.	3,052,014	0.7
7,400		Robbins & Myers, Inc.	441,040	0.1
2,700	@	RPX Corp.	30,267	0.0
29,000		SeaCube Container Leasing Ltd.	543,750	0.1
34,900	@	Spirit Airlines, Inc.	596,092	0.1
2,600		Standex International Corp.	115,570	0.0
43,000	@	Swift Transporation Co.	370,660	0.1
21,757		Sypris Solutions, Inc.	155,345	0.0
5,200	@	Team, Inc.	165,620	0.0
75,600		Toro Co.	3,007,368	0.6
27,450	@	TransDigm Group, Inc.	3,894,332	0.8
26,800	@	Trimas Corp.	646,148	0.1
30,650		Triumph Group, Inc.	1,916,545	0.4
3,500		Unifirst Corp.	233,765	0.1
9,200	@	United Rentals, Inc.	300,932	0.1
11,300		United Stationers, Inc.	294,026	0.1
3,200	@	Universal Truckload Services, Inc.	51,104	0.0
33,000	@, L	US Airways Group, Inc.	345,180	0.1
3,800		VSE Corp.	93,062	0.0
24,800		Wabtec Corp.	1,991,192	0.4
199,365		Waste Connections, Inc.	6,030,791	1.3
3,300		Watts Water Technologies, Inc.	124,839	0.0
36,500	@, L	Wesco Aircraft Holdings, Inc.	498,590	0.1
			74,017,994	15.8
		Information Technology: 12.4%
133,870	@	Active Network, Inc./The	1,677,391	0.4
38,923	@	Actuate Corp.	273,629	0.1
68,500	@, L	Amkor Technology, Inc.	301,400	0.1
72,930		Anixter International, Inc.	4,190,558	0.9
67,020	@	Arris Group, Inc.	857,186	0.2
69,900	@	Aspen Technology, Inc.	1,806,915	0.4
11,200	@	Audience, Inc.	69,440	0.0
40,500	@	Aviat Networks, Inc.	96,390	0.0
8,300	@, L	Bazaarvoice, Inc.	125,745	0.0
20,000		Black Box Corp.	510,200	0.1
19,000		Brooks Automation, Inc.	152,570	0.0
22,400	@	CACI International, Inc.	1,160,096	0.3
18,200	@	CalAmp Corp.	149,422	0.0
49,800	@	Cirrus Logic, Inc.	1,911,822	0.4
11,300		Comtech Telecommunications	312,332	0.1
48,967	@	CSG Systems International	1,101,268	0.2
7,000	@, L	Demandware, Inc.	222,250	0.1
210,811	@	Dice Holdings, Inc.	1,775,029	0.4
19,100	L	Ebix, Inc.	450,951	0.1
22,300	@	Eloqua, Inc.	440,425	0.1
59,130	@	Entegris, Inc.	480,727	0.1
31,000	@	Entropic Communications, Inc.	180,420	0.0
17,400	@	Envivio, Inc.	38,280	0.0
5,200	@	ExactTarget, Inc.	125,944	0.0
5,125		FEI Co.	274,187	0.1
25,000	@, L	First Solar, Inc.	553,625	0.1
135,060	@, L	Freescale Semiconductor Holdings Ltd.	1,284,421	0.3
12,900	@, L	Fusion-io, Inc.	390,483	0.1
9,900	@	Gartner, Inc.	456,291	0.1
19,300	@	Global Cash Access, Inc.	155,365	0.0
59,600	@, L	Glu Mobile, Inc.	275,948	0.1
184,600	@, L	GT Advanced Technologies, Inc.	1,006,070	0.2
4,000	@	Guidewire Software, Inc.	124,200	0.0
9,200	@	Imation Corp.	51,428	0.0
30,700	@	Imperva, Inc.	1,135,593	0.2
9,800	@, L	Infoblox, Inc.	227,850	0.1
13,200	@	Insight Enterprises, Inc.	230,736	0.1
14,400	@	Integrated Silicon Solution, Inc.	133,344	0.0
24,700	@	Intermolecular, Inc.	175,370	0.0

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
57,629	@	JDA Software Group, Inc.	$1,831,450	0.4
14,200	@	Key Tronic Corp.	140,864	0.0
34,050	@	Lattice Semiconductor Corp.	130,411	0.0
7,000		Littelfuse, Inc.	395,780	0.1
4,900	@	M/A-COM Technology Solutions Holdings, Inc.	62,230	0.0
4,900	@	Manhattan Associates, Inc.	280,623	0.1
5,800		Mantech International Corp.	139,200	0.0
5,500		MAXIMUS, Inc.	328,460	0.1
3,400	@	Measurement Specialties, Inc.	112,132	0.0
10,800		Micrel, Inc.	112,536	0.0
69,060	@	Micros Systems, Inc.	3,392,227	0.7
87,725		Monotype Imaging Holdings, Inc.	1,367,633	0.3
5,900	@	Netgear, Inc.	225,026	0.1
10,800	@	Netscout Systems, Inc.	275,508	0.1
21,597	@	NetSuite, Inc.	1,377,889	0.3
19,500	@	Newport Corp.	215,670	0.0
6,000	@	Oplink Communications, Inc.	99,240	0.0
2,600	@, L	Palo Alto Networks, Inc.	160,082	0.0
24,960	@	Parametric Technology Corp.	544,128	0.1
42,200	@	Peregrine Semiconductor Corp.	714,868	0.2
19,300	@	Photronics, Inc.	103,641	0.0
14,200		Plantronics, Inc.	501,686	0.1
5,500	@	Plexus Corp.	166,595	0.0
77,600	@	PMC - Sierra, Inc.	437,664	0.1
25,000	@	Polycom, Inc.	246,750	0.1
15,500	@	Progress Software Corp.	331,545	0.1
2,700	@, L	Proofpoint, Inc.	40,095	0.0
23,595	@	Radisys Corp.	84,942	0.0
4,400	@	Rovi Corp.	63,844	0.0
41,280	@	SciQuest, Inc.	751,296	0.2
54,000	@	Skyworks Solutions, Inc.	1,272,510	0.3
16,650	@	SolarWinds, Inc.	928,071	0.2
66,420		Solera Holdings, Inc.	2,913,845	0.6
22,400	@	Splunk, Inc.	822,528	0.2
13,100	@	SS&C Technologies Holdings, Inc.	330,251	0.1
8,400	@	Synaptics, Inc.	201,768	0.0
33,500	@	SYNNEX Corp.	1,091,430	0.2
140,000	@	Take-Two Interactive Software, Inc.	1,460,200	0.3
29,200	@	TeleNav, Inc.	174,324	0.0
10,000	@	TeleTech Holdings, Inc.	170,500	0.0
12,200	@	TIBCO Software, Inc.	368,806	0.1
74,842	@, L	Travelzoo, Inc.	1,764,026	0.4
15,000	@, L	Trulia, Inc.	321,300	0.1
17,900	@	TTM Technologies, Inc.	168,797	0.0
92,020	@	Unisys Corp.	1,915,856	0.4
293,753		United Online, Inc.	1,621,516	0.4
14,300	@	Vantiv, Inc.	308,165	0.1
19,468	@	VeriFone Holdings, Inc.	542,184	0.1
16,500	@, L	VirnetX Holding Corp.	419,595	0.1
12,700	@	Websense, Inc.	198,755	0.0
1,300	@	Wright Express Corp.	90,636	0.0
14,200		Xyratex Ltd.	130,640	0.0
34,235	@, L	Zillow, Inc.	1,444,032	0.3
			58,179,051	12.4
		Materials: 7.2%
29,340		Airgas, Inc.	2,414,682	0.5
81,350		Aptargroup, Inc.	4,206,608	0.9
13,600		Boise, Inc.	119,136	0.0
37,400		Buckeye Technologies, Inc.	1,199,044	0.3
39,300	@	Coeur d’Alene Mines Corp.	1,133,019	0.2
30,100		Compass Minerals International, Inc.	2,245,159	0.5
112,270	@	Crown Holdings, Inc.	4,125,923	0.9
2,500		FutureFuel Corp.	30,275	0.0
33,100		Georgia Gulf Corp.	1,198,882	0.3
78,600	@	Graphic Packaging Holding Co.	456,666	0.1
15,200		HB Fuller Co.	466,336	0.1
102,100	@	Headwaters, Inc.	671,818	0.2
18,100		Hecla Mining Co.	118,555	0.0
3,200	@	Innospec, Inc.	108,544	0.0
21,600		Koppers Holdings, Inc.	754,488	0.2
50,000		Noranda Aluminum Holding Corp.	334,500	0.1
39,200	@	Omnova Solutions, Inc.	296,744	0.1
32,600		PolyOne Corp.	540,182	0.1
31,100	@	Resolute Forest Products	404,300	0.1
37,800	@, L	Revett Minerals, Inc.	134,568	0.0
19,700		Rock-Tenn Co.	1,421,946	0.3
47,320	L	Scotts Miracle-Gro Co.	2,057,000	0.4
165,490		Silgan Holdings, Inc.	7,200,470	1.5
14,300	@	TPC Group, Inc.	583,583	0.1
33,700	@, L	US Silica Holdings, Inc.	456,972	0.1
42,450		Worthington Industries	919,467	0.2
			33,598,867	7.2
		Telecommunication Services: 0.2%
17,500		Consolidated Communications Holdings, Inc.	300,825	0.1
67,500	@	Premier Global Services, Inc.	631,125	0.1
83,500	@	Vonage Holdings Corp.	190,380	0.0
			1,122,330	0.2
		Utilities: 3.1%
1,378		AGL Resources, Inc.	56,374	0.0
3,100		Artesian Resources Corp.	72,013	0.0
3,000		Chesapeake Utilities Corp.	142,080	0.0
31,800		El Paso Electric Co.	1,089,150	0.2
11,200		Empire District Electric Co.	241,360	0.1
1,400		Genie Energy Ltd	10,038	0.0

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Utilities (continued)
18,500	Idacorp, Inc.	$800,495	0.2
6,300	Laclede Group, Inc.	270,900	0.1
6,400	MGE Energy, Inc.	339,136	0.1
15,550	New Jersey Resources Corp.	710,946	0.2
69,720	Northwest Natural Gas Co.	3,433,013	0.7
109,280	NorthWestern Corp.	3,959,214	0.8
75,900	Portland General Electric Co.	2,052,336	0.4
8,900	Southwest Gas Corp.	393,380	0.1
7,800	UNS Energy Corp.	326,508	0.1
6,300	Westar Energy, Inc.	186,858	0.0
5,600	WGL Holdings, Inc.	225,400	0.1
		14,309,201	3.1
	Total Common Stock
	(Cost $373,573,543)	446,067,503	95.4

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.2%
	U.S. Treasury Bonds: 0.2%
885,000	0.500%, due 11/30/12	$885,657	0.2
	Total U.S. Treasury Obligations (Cost $885,509)	885,657	0.2
	Total Long-Term Investments (Cost $374,459,052)	446,953,160	95.6
SHORT-TERM INVESTMENTS: 10.2%
	Securities Lending Collateral(cc(1): 5.8%
6,468,375	Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $6,468,508, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $6,597,743, due 09/01/18-08/01/48)	6,468,375	1.4
6,468,375	JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $6,468,503, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $6,597,758, due 02/23/14-04/01/48)	6,468,375	1.3
6,468,375	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $6,468,481, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $6,597,743, due 05/20/41-09/20/41)	6,468,375	1.4
6,468,375	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $6,468,529, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $6,597,743, due 10/24/12-10/01/40)	6,468,375	1.4
1,361,760	Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,361,788, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $1,388,995, due 07/01/41-09/01/42)	1,361,760	0.3
		27,235,260	5.8
	Mutual Funds: 4.4%
20,259,376	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $20,259,376)	20,259,376	4.4

	Total Short-Term Investments
	(Cost $47,494,636)	47,494,636	10.2

	Total Investments in Securities (Cost $421,953,688)	$494,447,796	105.8

	Liabilities in Excess of Other Assets	(26,898,819)	(5.8)
	Net Assets	$467,548,977	100.0

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2012 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $426,141,122.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$91,379,903
	Gross Unrealized Depreciation	(23,073,229)
	Net Unrealized Appreciation	$68,306,674

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$77,962,538	$—	$—	$77,962,538
Consumer Staples	8,692,850	—	—	8,692,850
Energy	27,576,037	—	—	27,576,037
Financials	104,649,659	—	—	104,649,659
Health Care	45,309,236	—	649,740	45,958,976
Industrials	74,017,994	—	—	74,017,994
Information Technology	58,179,051	—	—	58,179,051
Materials	33,598,867	—	—	33,598,867
Telecommunication Services	1,122,330	—	—	1,122,330
Utilities	14,309,201	—	—	14,309,201
Total Common Stock	445,417,763	—	649,740	446,067,503
Short-Term Investments	20,259,376	27,235,260	—	47,494,636
U.S. Treasury Obligations	—	885,657	—	885,657
Total Investments, at fair value	$465,677,139	$28,120,917	$649,740	$494,447,796
Liabilities Table
Other Financial Instruments+
Futures	$(182,265)	$—	$—	$(182,265)
Total Liabilities	$(182,265)	$—	$—	$(182,265)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	120	12/21/12	$10,012,800	$(182,265)
			$10,012,800	$(182,265)

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 17.0%
774,120		CBS Corp. - Class B	$28,123,780	0.8
2,051,330		Comcast Corp. – Class A	73,376,074	2.0
771,590	@	Discovery Communications, Inc. - Class A	46,009,912	1.3
1,007,190		Gap, Inc.	36,037,258	1.0
851,620		Harley-Davidson, Inc.	36,083,139	1.0
1,383,510		Home Depot, Inc.	83,522,499	2.3
1,062,221		Macy’s, Inc.	39,960,754	1.1
656,806	@	Michael Kors Holdings Ltd.	34,928,943	1.0
592,430		Petsmart, Inc.	40,865,821	1.1
58,330	@	Priceline.com, Inc.	36,090,521	1.0
1,054,740		Starbucks Corp.	53,528,055	1.5
1,017,150		Walt Disney Co.	53,176,602	1.5
921,938		Wyndham Worldwide Corp.	48,383,306	1.4
			610,086,664	17.0
		Consumer Staples: 13.1%
611,890		Beam, Inc.	35,208,150	1.0
1,760,800		Coca-Cola Enterprises, Inc.	55,060,216	1.5
600,870		Costco Wholesale Corp.	60,162,109	1.7
725,040		Estee Lauder Cos., Inc.	44,640,713	1.2
334,590		JM Smucker Co.	28,885,155	0.8
450,879	@	Monster Beverage Corp.	24,419,606	0.7
1,089,670		Philip Morris International, Inc.	98,004,920	2.7
1,131,870		Wal-Mart Stores, Inc.	83,532,006	2.3
433,530		Whole Foods Market, Inc.	42,225,822	1.2
			472,138,697	13.1
		Energy: 5.1%
778,360	@	Cameron International Corp.	43,642,645	1.2
455,060		EOG Resources, Inc.	50,989,473	1.4
1,271,030		Halliburton Co.	42,821,001	1.2
568,830		National Oilwell Varco, Inc.	45,568,971	1.3
			183,022,090	5.1
		Financials: 4.5%
680,340		Ameriprise Financial, Inc.	38,568,475	1.1
280,870		Blackrock, Inc.	50,079,121	1.4
622,146		Prudential Financial, Inc.	33,913,178	1.0
645,310		Reinsurance Group of America, Inc.	37,344,090	1.0
			159,904,864	4.5
		Health Care: 11.1%
1,246,610		Abbott Laboratories	85,467,582	2.4
352,870	@	Biogen Idec, Inc.	52,658,790	1.5
249,790		Cooper Cos., Inc.	23,595,164	0.7
743,970	@	Covidien PLC	44,206,697	1.2
988,630	@	Express Scripts Holding Co.	61,957,442	1.7
1,015,540	@	Gilead Sciences, Inc.	67,360,768	1.9
306,038		Johnson & Johnson	21,089,079	0.6
485,090	@	Watson Pharmaceuticals, Inc.	41,310,264	1.1
			397,645,786	11.1
		Industrials: 12.0%
1,090,775		Ametek, Inc.	38,667,974	1.1
1,181,680		Danaher Corp.	65,169,652	1.8
561,120		Dover Corp.	33,381,029	0.9
531,230		Equifax, Inc.	24,744,693	0.7
1,615,020		General Electric Co.	36,677,104	1.0
722,770		Pall Corp.	45,888,667	1.3
545,050		Roper Industries, Inc.	59,895,545	1.7
626,770		Tyco International Ltd.	35,262,080	1.0
595,180		Union Pacific Corp.	70,647,866	2.0
670,934		Waste Connections, Inc.	20,295,754	0.5
			430,630,364	12.0
		Information Technology: 33.0%
1,048,470		Analog Devices, Inc.	41,089,539	1.2
515,410		Apple, Inc.	343,912,477	9.6
536,370	@	Citrix Systems, Inc.	41,069,851	1.2
2,146,020	@	EMC Corp.	58,521,965	1.6
252,420	@	F5 Networks, Inc.	26,428,374	0.7
205,355	@	Google, Inc. - Class A	154,940,347	4.3
573,970		Intuit, Inc.	33,795,354	0.9
1,962,850	@	Juniper Networks, Inc.	33,584,363	0.9
406,738	@	Micros Systems, Inc.	19,978,971	0.6
4,573,790		Microsoft Corp.	136,207,466	3.8
1,655,010	@	NetApp, Inc.	54,416,729	1.5
3,630,877		Oracle Corp.	114,336,317	3.2
874,780		Qualcomm, Inc.	54,665,002	1.5
543,760		Visa, Inc.	73,016,093	2.0
			1,185,962,848	33.0
		Materials: 3.2%
716,870		Eastman Chemical Co.	40,868,759	1.1
816,930		Monsanto Co.	74,356,968	2.1
			115,225,727	3.2
		Total Common Stock
		(Cost $3,217,103,744)	3,554,617,040	99.0
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
33,951,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $33,951,000)	33,951,000	0.9
		Total Short-Term Investments
		(Cost $33,951,000)	33,951,000	0.9
		Total Investments in Securities (Cost $3,251,054,744)	$3,588,568,040	99.9
		Assets in Excess of Other Liabilities	3,139,815	0.1
		Net Assets	$3,591,707,855	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $3,252,039,037.	$362,341,727
		Net unrealized appreciation consists of:	(25,812,724)
		Gross Unrealized Appreciation	$336,529,003
		Gross Unrealized Depreciation
		Net Unrealized Appreciation

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$3,554,617,040	$—	$—	$3,554,617,040
Short-Term Investments	33,951,000	—	—	33,951,000
Total Investments, at fair value	$3,588,568,040	$—	$—	$3,588,568,040

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 10.0%
130,000		CBS Corp. - Class B	$4,722,900	1.3
173,900		Comcast Corp. — Class A	6,220,403	1.8
109,766	@	Delphi Automotive PLC	3,402,746	1.0
101,600		Foot Locker, Inc.	3,606,800	1.0
214,300		Lowe’s Cos., Inc.	6,480,432	1.8
106,400		Macy’s, Inc.	4,002,768	1.1
182,900		Newell Rubbermaid, Inc.	3,491,561	1.0
63,500		Wyndham Worldwide Corp.	3,332,480	1.0
			35,260,090	10.0
		Consumer Staples: 6.5%
166,900		Altria Group, Inc.	5,572,791	1.6
150,800		Coca-Cola Enterprises, Inc.	4,715,516	1.3
41,800		JM Smucker Co.	3,608,594	1.0
42,700		Philip Morris International, Inc.	3,840,438	1.1
71,500		Wal-Mart Stores, Inc.	5,276,700	1.5
			23,014,039	6.5
		Energy: 16.6%
40,000	L	Diamond Offshore Drilling	2,632,400	0.7
122,400		EnCana Corp.	2,683,008	0.8
54,700	@	Ensco PLC	2,984,432	0.8
33,900		EOG Resources, Inc.	3,798,495	1.1
275,100		ExxonMobil Corp.	25,157,895	7.1
198,600		Halliburton Co.	6,690,834	1.9
52,400		National Oilwell Varco, Inc.	4,197,764	1.2
103,100	@	Rowan Companies PLC	3,481,687	1.0
49,500		Royal Dutch Shell PLC - Class A ADR	3,435,795	1.0
139,600		Statoil ASA ADR	3,600,284	1.0
			58,662,594	16.6
		Financials: 24.5%
154,900	L	AllianceBernstein Holding LP	2,387,009	0.7
68,500		Ameriprise Financial, Inc.	3,883,265	1.1
105,100		Axis Capital Holdings Ltd.	3,670,092	1.0
155,300		BB&T Corp.	5,149,748	1.5
137,900		Blackstone Group LP	1,969,212	0.6
135,900		Citigroup, Inc.	4,446,648	1.3
75,400		Entertainment Properties Trust	3,350,022	0.9
303,900		Fifth Third Bancorp.	4,713,489	1.3
237,600		JPMorgan Chase & Co.	9,618,048	2.7
430,700		Keycorp	3,764,318	1.1
72,600		PNC Financial Services Group, Inc.	4,581,060	1.3
69,000		Prudential Financial, Inc.	3,761,190	1.1
158,900		SunTrust Bank	4,492,103	1.3
69,100		Travelers Cos., Inc.	4,716,766	1.3
199,800		US Bancorp.	6,853,140	1.9
141,500		Weingarten Realty Investors	3,977,565	1.1
308,700		Wells Fargo & Co.	10,659,411	3.0
190,500		XL Group PLC	4,577,715	1.3
			86,570,801	24.5
		Health Care: 9.9%
56,500		Abbott Laboratories	3,873,640	1.1
44,500		Baxter International, Inc.	2,681,570	0.8
89,700		Medtronic, Inc.	3,867,864	1.1
246,500		Merck & Co., Inc.	11,117,150	3.1
538,500		Pfizer, Inc.	13,381,725	3.8
			34,921,949	9.9
		Industrials: 9.7%
97,700		Ametek, Inc.	3,463,465	1.0
56,800		Boeing Co.	3,954,416	1.1
47,800		Dover Corp.	2,843,622	0.8
78,600		Fluor Corp.	4,423,608	1.2
68,700		General Dynamics Corp.	4,542,444	1.3
509,600		General Electric Co.	11,573,016	3.3
29,600		Union Pacific Corp.	3,513,520	1.0
			34,314,091	9.7
		Information Technology: 6.8%
4,500		Apple, Inc.	3,002,670	0.9
59,500		Automatic Data Processing, Inc.	3,490,270	1.0
453,100		Cisco Systems, Inc.	8,649,679	2.5
134,500		Microchip Technology, Inc.	4,403,530	1.2
145,800		Microsoft Corp.	4,341,924	1.2
			23,888,073	6.8
		Materials: 4.5%
110,200		Freeport-McMoRan Copper & Gold, Inc.	4,361,716	1.2
102,900		International Paper Co.	3,737,328	1.1
104,800		Nucor Corp.	4,009,648	1.1
103,500		Packaging Corp. of America	3,757,050	1.1
			15,865,742	4.5
		Telecommunication Services: 3.7%
126,053		CenturyTel, Inc.	5,092,541	1.5
173,700		Verizon Communications, Inc.	7,915,509	2.2
			13,008,050	3.7
		Utilities: 6.6%
243,500		CenterPoint Energy, Inc.	5,186,550	1.5
67,800		DTE Energy Co.	4,063,932	1.1
57,300		Entergy Corp.	3,970,890	1.1
206,500		Great Plains Energy, Inc.	4,596,690	1.3

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Utilities (continued)
177,500	UGI Corp.	$5,635,625	1.6
		23,453,687	6.6
	Total Common Stock (Cost $313,663,728)	348,959,116	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateral(cc)(1): 0.4%
311,876	Deutsche Bank AG, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $311,882, collateralized by various U.S. Government Securities, 0.500%-7.500%, Market Value plus accrued interest $318,114, due 06/30/14-03/31/19)	$311,876	0.1
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	1,000,000	0.3
		1,311,876	0.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
2,656,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,656,000)	$2,656,000	0.7
		Total Short-Term Investments
		(Cost $3,967,876)	3,967,876	1.1
		Total Investments in Securities (Cost $317,631,604)	$352,926,992	99.9
		Assets in Excess of Other Liabilities	493,557	0.1
		Net Assets	$353,420,549	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $318,856,009.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$37,645,422
		Gross Unrealized Depreciation	(3,574,439)
		Net Unrealized Appreciation	$34,070,983

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$348,959,116	$—	$—	$348,959,116
Short-Term Investments	2,656,000	1,311,876	—	3,967,876
Total Investments, at fair value	$351,615,116	$1,311,876	$—	$352,926,992

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 39.5%
		Consumer Discretionary: 1.9%
1,003,000		COX Communications, Inc., 4.625%, 06/01/13	$1,030,939	0.3
817,000		COX Communications, Inc., 5.450%, 12/15/14	899,087	0.3
215,000		COX Communications, Inc., 5.500%, 10/01/15	243,929	0.1
571,000		Home Depot, Inc., 5.250%, 12/16/13	604,542	0.2
834,000		McDonald’s Corp., 0.750%, 05/29/15	842,522	0.2
1,000,000		NBCUniversal Media LLC, 3.650%, 04/30/15	1,070,288	0.3
409,000		Time Warner Cable, Inc., 7.500%, 04/01/14	449,233	0.1
1,265,000		Walt Disney Co/The, 0.875%, 12/01/14	1,278,983	0.4
			6,419,523	1.9
		Consumer Staples: 3.8%
750,000		Altria Group, Inc., 8.500%, 11/10/13	814,135	0.2
480,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	482,340	0.1
279,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	307,095	0.1
795,000		Campbell Soup Co., 0.743%, 08/01/14	799,034	0.2
1,270,000	L	Coca-Cola Co/The, 0.750%, 03/13/15	1,282,012	0.4
750,000		Coca-Cola Co/The, 1.800%, 09/01/16	782,305	0.2
489,000		Colgate-Palmolive Co., 1.250%, 05/01/14	496,609	0.1
180,000		HJ Heinz Co., 1.500%, 03/01/17	182,920	0.1
750,000		Kellogg Co., 1.125%, 05/15/15	757,604	0.2
833,000	#	Kraft Foods Group, Inc., 1.625%, 06/04/15	846,168	0.3
345,000		Lorillard Tobacco Co., 3.500%, 08/04/16	365,560	0.1
350,000		PepsiCo, Inc./NC, 0.800%, 08/25/14	352,235	0.1
1,322,000		PepsiCo, Inc., 0.700%, 08/13/15	1,327,507	0.4
658,000		PepsiCo, Inc., 0.875%, 10/25/13	661,604	0.2
350,000		PepsiCo, Inc., 1.250%, 08/13/17	353,607	0.1
1,070,000		Philip Morris International, Inc., 2.500%, 05/16/16	1,131,534	0.3
925,000		Procter & Gamble Co/The, 0.700%, 08/15/14	931,346	0.3
290,000		Procter & Gamble Co/The, 1.450%, 08/15/16	299,047	0.1
355,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	363,570	0.1
650,000		Wal-Mart Stores, Inc., 1.625%, 04/15/14	662,250	0.2
			13,198,482	3.8
		Energy: 2.5%
621,000		BP Capital Markets PLC, 1.008%, 03/11/14	625,800	0.2
633,000		BP Capital Markets PLC, 5.250%, 11/07/13	665,981	0.2
1,000,000		Cameron International Corp., 1.600%, 04/30/15	1,014,369	0.3
785,000		ConocoPhillips, 4.600%, 01/15/15	857,354	0.3
525,000		Enterprise Products Operating LLC, 1.250%, 08/13/15	530,579	0.2
465,000		Enterprise Products Operating LP, 5.600%, 10/15/14	508,331	0.2
410,000		Petrobras International Finance Co. - Pifco, 2.875%, 02/06/15	422,434	0.1
833,000	#	Phillips 66, 1.950%, 03/05/15	852,837	0.2
1,385,000		Shell International Finance BV, 3.100%, 06/28/15	1,481,436	0.4
783,000		Spectra Energy Capital LLC, 5.900%, 09/15/13	820,437	0.2
736,000		Total Capital International SA, 0.750%, 01/25/16	738,095	0.2
			8,517,653	2.5
		Financials: 19.2%
498,000	#	ABN Amro Bank NV, 3.000%, 01/31/14	505,382	0.1
612,000		Aegon NV, 1.893%, 12/31/49	303,448	0.1
749,000		Allstate Corp., 6.200%, 05/16/14	815,967	0.2
3,980,000		Ally Financial, Inc., 2.200%, 12/19/12	3,997,631	1.2
670,000		American Express Credit Corp., 1.750%, 06/12/15	685,775	0.2
600,000	#	American Honda Finance Corp., 1.850%, 09/19/14	612,104	0.2
489,000		American International Group, Inc., 3.650%, 01/15/14	503,714	0.1
750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	758,750	0.2
1,200,000		Bank of America Corp., 3.750%, 07/12/16	1,274,524	0.4
925,000	#, L	Bank of Montreal, 1.300%, 10/31/14	942,673	0.3
1,515,000		Bank of New York Mellon Corp./The, 1.200%, 02/20/15	1,536,299	0.4
777,000	L	Bank of Nova Scotia, 2.375%, 12/17/13	794,761	0.2
1,250,000		Barclays Bank PLC, 2.375%, 01/13/14	1,270,781	0.4

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
471,000		BB&T Corp., 1.600%, 08/15/17	$480,124	0.1
725,000		BB&T Corp., 2.050%, 04/28/14	741,063	0.2
700,000		BB&T Corp., 5.200%, 12/23/15	783,905	0.2
1,380,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1,454,797	0.4
750,000		BlackRock, Inc., 1.375%, 06/01/15	764,660	0.2
667,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	687,321	0.2
444,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	445,272	0.1
439,000		Capital One Bank USA NA, 6.500%, 06/13/13	456,537	0.1
750,000		Caterpillar Financial Services Corp., 1.100%, 05/29/15	759,605	0.2
1,440,000		Caterpillar Financial Services Corp., 1.375%, 05/20/14	1,461,354	0.4
993,000		Citigroup, Inc., 2.650%, 03/02/15	1,017,752	0.3
900,000		Citigroup, Inc., 5.125%, 05/05/14	951,447	0.3
523,000		Citigroup, Inc., 6.000%, 12/13/13	554,863	0.2
624,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.850%, 01/10/14	633,361	0.2
1,645,000		Credit Suisse/New York NY, 3.500%, 03/23/15	1,739,657	0.5
777,000		First Tennessee Bank NA, 4.625%, 05/15/13	791,929	0.2
505,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	515,342	0.2
625,000		General Electric Capital Corp., 2.100%, 01/07/14	636,671	0.2
1,775,000		General Electric Capital Corp., 2.150%, 01/09/15	1,827,778	0.5
1,000,000		General Electric Capital Corp., 3.750%, 11/14/14	1,060,599	0.3
400,000		General Electric Capital Corp., 4.750%, 09/15/14	430,420	0.1
2,540,000		Goldman Sachs Group, Inc./The, 0.843%, 01/12/15	2,493,394	0.7
500,000		Goldman Sachs Group, Inc./The, 1.439%, 02/07/14	499,911	0.1
791,000		Hartford Financial Services Group, Inc., 4.750%, 03/01/14	827,535	0.2
470,000		HCP, Inc., 2.700%, 02/01/14	480,050	0.1
372,000		Health Care REIT, Inc., 3.625%, 03/15/16	392,975	0.1
650,000		HSBC USA, Inc., 2.375%, 02/13/15	669,521	0.2
578,000		HSBC Finance Corp., 4.750%, 07/15/13	594,928	0.2
600,000	#	Hyundai Capital America, 1.625%, 10/02/15	600,734	0.2
550,000	#	International Lease Finance Corp., 6.500%, 09/01/14	594,000	0.2
779,000		John Deere Capital Corp., 1.600%, 03/03/14	791,736	0.2
735,000		JPMorgan Chase & Co., 2.050%, 01/24/14	748,275	0.2
990,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,048,228	0.3
1,800,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,907,417	0.6
1,370,000		Merrill Lynch & Co., Inc., 5.000%, 02/03/14	1,427,118	0.4
400,000		MetLife, Inc., 2.375%, 02/06/14	409,466	0.1
900,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	913,995	0.3
1,121,000		Morgan Stanley, 2.875%, 01/24/14	1,136,336	0.3
280,000		Morgan Stanley, 6.000%, 04/28/15	303,632	0.1
748,000	#	National Australia Bank Ltd., 1.700%, 12/10/13	758,501	0.2
950,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	960,223	0.3
650,000		National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	655,336	0.2
314,000	#, L	New York Life Global Funding, 1.300%, 01/12/15	319,094	0.1
650,000	#	New York Life Global Funding, 1.850%, 12/13/13	659,958	0.2
165,000	#	Nordea Bank AB, 3.700%, 11/13/14	173,141	0.1
1,105,000		PNC Funding Corp., 4.250%, 09/21/15	1,211,996	0.4
960,000	#	Principal Life Global Funding II, 0.976%, 07/09/14	960,032	0.3
510,000		ProLogis L.P., 7.625%, 08/15/14	559,904	0.2
1,500,000		Prudential Financial, Inc., 3.875%, 01/14/15	1,594,070	0.5
362,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	373,973	0.1
800,000		Regions Financial Corp., 7.750%, 11/10/14	892,000	0.3
1,220,000		Royal Bank of Canada, 1.150%, 03/13/15	1,239,211	0.4
750,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	759,563	0.2

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
1,172,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	$1,186,575	0.3
850,000		SouthTrust Corp., 5.800%, 06/15/14	915,719	0.3
700,000		UBS AG, 5.875%, 07/15/16	766,394	0.2
353,000		UBS AG/Stamford CT, 2.250%, 01/28/14	358,716	0.1
1,209,000		US Bancorp, 1.125%, 10/30/13	1,218,118	0.4
373,000		US Bancorp, 2.200%, 11/15/16	392,001	0.1
757,000		Wachovia Bank NA, 4.800%, 11/01/14	814,521	0.2
500,000	#	WEA Finance LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14	551,192	0.2
899,000		Westpac Banking Corp., 1.125%, 09/25/15	901,418	0.3
			66,257,173	19.2
		Health Care: 3.3%
505,000		Amgen, Inc., 1.875%, 11/15/14	518,726	0.2
1,250,000		Covidien International Finance SA, 1.350%, 05/29/15	1,266,935	0.4
1,101,000		Eli Lilly & Co., 4.200%, 03/06/14	1,160,533	0.3
1,117,000		GlaxoSmithKline Capital PLC, 0.750%, 05/08/15	1,124,398	0.3
750,000		Johnson & Johnson, 1.200%, 05/15/14	761,354	0.2
1,000,000		Medtronic, Inc., 3.000%, 03/15/15	1,058,206	0.3
1,155,000		Novartis Capital Corp., 2.900%, 04/24/15	1,227,371	0.4
450,000		Pfizer, Inc., 5.350%, 03/15/15	503,395	0.1
972,000		Sanofi-Aventis SA, 1.625%, 03/28/14	989,611	0.3
1,250,000		St. Jude Medical, Inc., 2.500%, 01/15/16	1,305,691	0.4
505,000		Teva Pharmaceutical Finance IV LLC, 1.700%, 11/10/14	517,006	0.1
880,000		Wyeth, 5.500%, 02/01/14	940,332	0.3
			11,373,558	3.3
		Industrials: 0.8%
775,000		CSX Corp., 6.250%, 04/01/15	883,604	0.2
570,000		United Parcel Service, Inc., 3.875%, 04/01/14	600,705	0.2
263,000		United Parcel Service, Inc., 1.125%, 10/01/17	264,572	0.1
1,000,000		United Technologies Corp., 1.200%, 06/01/15	1,018,667	0.3
			2,767,548	0.8
		Information Technology: 2.9%
1,090,000		Cisco Systems, Inc., 1.625%, 03/14/14	1,111,302	0.3
422,000		Computer Sciences Corp., 2.500%, 09/15/15	428,585	0.1
1,000,000		Dell, Inc., 2.100%, 04/01/14	1,019,859	0.3
814,000		Hewlett-Packard Co., 1.250%, 09/13/13	816,664	0.2
1,025,000		International Business Machines Corp., 1.000%, 08/05/13	1,031,774	0.3
1,085,000		International Business Machines Corp., 0.550%, 02/06/15	1,088,460	0.3
230,000		International Business Machines Corp., 1.950%, 07/22/16	240,486	0.1
1,156,000		Microsoft Corp., 2.950%, 06/01/14	1,206,109	0.4
1,141,000		Oracle Corp., 3.750%, 07/08/14	1,208,925	0.4
750,000		Symantec Corp., 2.750%, 09/15/15	776,225	0.2
794,000		Texas Instruments, Inc., 0.450%, 08/03/15	792,148	0.2
384,000		Xerox Corp., 1.799%, 09/13/13	386,627	0.1
			10,107,164	2.9
		Materials: 1.5%
910,000		Barrick Gold Corp., 1.750%, 05/30/14	923,893	0.3
445,000		BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	477,524	0.1
1,050,000		Dow Chemical Co., 5.900%, 02/15/15	1,170,470	0.3
413,000		Ecolab, Inc., 1.000%, 08/09/15	415,171	0.1
1,250,000		EI du Pont de Nemours & Co., 1.750%, 03/25/14	1,275,192	0.4
670,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	675,279	0.2
321,000	#	Xstrata Canada Financial Corp., 2.850%, 11/10/14	330,197	0.1
			5,267,726	1.5
		Telecommunication Services: 1.6%
500,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	532,051	0.1
1,050,000		SBC Communications, Inc., 5.100%, 09/15/14	1,142,297	0.3
3,310,000		Verizon Communications, Inc., 1.950%, 03/28/14	3,386,888	1.0
620,000		Vodafone Group PLC, 4.150%, 06/10/14	656,746	0.2
			5,717,982	1.6
		Utilities: 2.0%
679,000		Commonwealth Edison Co., 1.625%, 01/15/14	688,223	0.2
372,000		Dominion Resources, Inc./VA, 1.800%, 03/15/14	378,321	0.1

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
333,000		Entergy Louisiana LLC, 1.875%, 12/15/14	$342,183	0.1
625,000		NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	636,001	0.2
541,000		Georgia Power Co., 0.750%, 08/10/15	542,786	0.2
823,000		Great Plains Energy, Inc., 2.750%, 08/15/13	834,632	0.2
650,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	654,552	0.2
840,000		PSEG Power LLC, 2.750%, 09/15/16	874,142	0.2
882,000		Sempra Energy, 2.000%, 03/15/14	896,444	0.3
786,000		Southern California Edison Co., 5.750%, 03/15/14	846,006	0.2
315,000		Southern Co., 4.150%, 05/15/14	332,905	0.1
			7,026,195	2.0
		Total Corporate Bonds/Notes
		(Cost $134,785,093)	136,653,004	39.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.2%
1,079,432	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 2.343%, 04/13/29	1,099,213	0.3
1,490,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,520,849	0.4
619,307	#	Bear Stearns Deutsche Bank Trust, 4.724%, 09/15/27	655,902	0.2
380,530		CW Capital Cobalt Ltd., 5.918%, 05/15/46	379,893	0.1
1,480,000	#	DBRR Trust, 0.946%, 09/25/45	1,481,707	0.4
875,000		GE Capital Commercial Mortgage Corp., 5.307%, 11/10/45	880,352	0.3
934,663		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	965,346	0.3
229,097		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	232,916	0.1
1,290,000		GS Mortgage Securities Corp. II, 5.560%, 11/10/39	1,498,028	0.4
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.865%, 03/15/46	1,017,749	0.3
994,807	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.491%, 12/12/44	996,724	0.3
283,925		JPMorgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	284,868	0.1
1,257,767		JPMorgan Chase Commerical Mortgage Securities Corp., 5.988%, 06/15/49	1,300,143	0.4
1,210,000		LB-UBS Commercial Mortgage Trust, 5.347%, 11/15/38	1,401,121	0.4
1,570,800		Morgan Stanley Capital I, 5.360%, 11/14/42	1,570,920	0.5
814,147		Morgan Stanley Capital I, 5.649%, 12/15/44	837,853	0.2
1,249,630		Morgan Stanley Capital I, 5.759%, 04/12/49	1,295,024	0.4
1,956,878		NCUA Guaranteed Notes, 1.600%, 10/29/20	1,991,123	0.6
1,059,203		Wachovia Bank Commercial Mortgage Trust, 5.230%, 07/15/41	1,059,062	0.3
772,338		Wachovia Bank Commercial Mortgage Trust, 5.939%, 06/15/49	834,008	0.2

		Total Collateralized Mortgage Obligations
		(Cost $21,131,574)	21,302,801	6.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
		Federal Home Loan Mortgage Corporation: 0.0%##
171		1.875%, due 01/01/17	175	0.0
737		6.000%, due 04/01/13	770	0.0
933		6.000%, due 04/01/13	949	0.0
			1,894	0.0
		Federal National Mortgage Association: 0.3%##
4,154		1.959%, due 07/01/24	4,380	0.0
4,747		2.271%, due 12/01/17	4,839	0.0
552		6.000%, due 02/01/13	554	0.0
4,822		6.000%, due 04/01/13	4,901	0.0
25,018		6.000%, due 07/01/16	26,683	0.0
33,405		6.000%, due 03/01/17	36,045	0.0
29,065		6.000%, due 05/01/17	31,362	0.0
15,699		6.000%, due 09/01/17	16,940	0.0
290,864		6.500%, due 10/01/22	327,112	0.1
210,176		6.500%, due 02/01/29	245,788	0.1
61,262		6.500%, due 10/01/32	70,856	0.1
26,528		7.000%, due 10/01/32	31,784	0.0
18,225		7.000%, due 10/01/32	21,837	0.0
26,956		7.500%, due 08/01/27	31,039	0.0
			854,120	0.3
		Government National Mortgage Association: 0.0%
1,605		6.000%, due 04/15/13	1,628	0.0
8,329		9.000%, due 12/15/26	9,942	0.0
1,456		9.500%, due 03/15/20	1,465	0.0
5,618		9.500%, due 07/15/21	5,716	0.0
			18,751	0.0

		Total U.S. Government Agency Obligations
		(Cost $790,916)	874,765	0.3

ASSET-BACKED SECURITIES: 3.1%
		Automobile Asset-Backed Securities: 0.1%
2,690		Harley-Davidson Motorcycle Trust, 3.320%, 02/15/17	2,696	0.0

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Automobile Asset-Backed Securities (continued)
325,000		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	$326,740	0.1
			329,436	0.1
		Other Asset-Backed Securities: 3.0%
491,677	#	Aimco CDO, 0.705%, 10/20/19	475,137	0.1
80,385	#	ARES CLO Funds, 0.625%, 09/18/17	79,743	0.0
233,047	#	Atrium CDO Corp., 0.757%, 10/27/16	230,132	0.1
750,000		Atrium CDO Corp., 1.007%, 10/27/16	722,536	0.2
500,000	#	Black Diamond CLO Ltd., 0.729%, 06/20/17	475,500	0.1
21,288	#	Denali Capital CLO IV Ltd., 0.743%, 08/23/16	21,220	0.0
500,000	#	Dryden Leveraged Loan CDO 2002-II, 2.689%, 09/17/16	497,331	0.2
1,150,000	#	Emporia Preferred Funding, 0.955%, 10/18/18	1,031,909	0.3
277,687	#	First CLO Ltd., 0.704%, 12/14/16	276,876	0.1
500,000	#	First CLO Ltd., 1.394%, 12/14/16	488,837	0.1
67,918	#	Granite Ventures Ltd., 0.715%, 12/15/17	67,694	0.0
500,000	#	Grayston CLO Ltd., 1.735%, 08/15/16	489,350	0.1
28,714	#	Gulf Stream Compass CLO Ltd., 0.815%, 07/15/16	28,680	0.0
950,000	#	Gulf Stream Compass CLO Ltd., 0.855%, 05/15/17	930,035	0.3
400,000	#	Gulf Stream Compass CLO Ltd., 1.705%, 07/15/16	385,076	0.1
395,000	#	Hewett’s Island CDO Ltd., 1.589%, 12/15/16	373,331	0.1
166,792	#	Katonah Ltd., 0.699%, 09/20/16	165,734	0.1
223,398	#	Landmark CDO Ltd., 1.305%, 01/15/16	222,942	0.1
984,930	#	Lightpoint CLO Ltd., 0.649%, 09/15/17	968,243	0.3
487,030	#	MCG Commercial Loan Trust, 1.035%, 04/20/18	481,609	0.1
138,917	#	Olympic CLO Ltd., 1.335%, 05/15/16	138,487	0.0
500,000	#	Olympic CLO Ltd., 1.935%, 05/15/16	493,045	0.2
600,000	#	Stanfield Modena CLO Ltd., 1.623%, 09/22/16	597,617	0.2
500,000	#	Whitney CLO Ltd., 0.868%, 03/01/17	491,247	0.1
333,820	#	Wind River CLO Ltd., 0.711%, 12/19/16	329,693	0.1
			10,462,004	3.0

		Total Asset-Backed Securities
		(Cost $10,652,772)	10,791,440	3.1

U.S. TREASURY OBLIGATIONS: 48.5%
		U.S. Treasury Notes: 48.5%
92,103,400		0.250%, due 08/31/14	92,143,005	26.7
11,498,000		0.250%, due 09/15/15	11,480,040	3.3
3,237,000		0.625%, due 08/31/17	3,240,289	0.9
60,570,000		1.000%, due 07/15/13	60,969,883	17.6

		Total U.S. Treasury Obligations
		(Cost $167,706,183)	167,833,217	48.5

		Total Long-Term Investments
		(Cost $335,066,538)	337,455,227	97.6

SHORT-TERM INVESTMENTS: 1.7%
		Securities Lending Collateral(cc)(1): 0.7%
350,765		Deutsche Bank AG, Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $350,771, collateralized by various U.S. Government Securities, 0.500%-7.500%, Market Value plus accrued interest $357,780, due 06/30/14-03/31/19)	350,765	0.1
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	1,000,000	0.3
1,000,000		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,000,024, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 10/24/12-10/01/40)	1,000,000	0.3
			2,350,765	0.7

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
3,600,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,600,000)	$3,600,000	1.0

		Total Short-Term Investments
		(Cost $5,950,765)	5,950,765	1.7

		Total Investments in Securities (Cost $341,017,303)	$343,405,992	99.3
		Assets in Excess of Other Liabilities	2,481,052	0.7
		Net Assets	$345,887,044	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $341,017,303.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,726,847
		Gross Unrealized Depreciation	(338,158)
		Net Unrealized Appreciation	$2,388,689

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$136,653,004	$—	$136,653,004
Collateralized Mortgage Obligations	—	21,302,801	—	21,302,801
Short-Term Investments	3,600,000	2,350,765	—	5,950,765
U.S. Treasury Obligations	—	167,833,217	—	167,833,217
U.S. Government Agency Obligations	—	874,765	—	874,765
Asset-Backed Securities	—	10,791,440	—	10,791,440
Total Investments, at fair value	$3,600,000	$339,805,992	$—	$343,405,992
Other Financial Instruments+
Futures	20,489	—	—	20,489
Total Assets	$3,620,489	$339,805,992	$—	$343,426,481
Liabilities Table
Other Financial Instruments+
Futures	$(40,828)	$—	$—	$(40,828)
Total Liabilities	$(40,828)	$—	$—	$(40,828)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	168	12/31/12	$37,049,252	$13,441
U.S. Treasury 5-Year Note	33	12/31/12	4,112,883	3,769
			$41,162,135	$17,210
Short Contracts
U.S. Treasury 10-Year Note	(53)	12/19/12	(7,074,672)	(40,828)
U.S. Treasury Ultra Long Bond	(1)	12/19/12	(165,219)	3,279
			$(7,239,891)	$(37,549)

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 27.8%
45,750,000		Barton Capital LLC, 0.193%, due 10/03/12	$45,749,509	3.8
20,500,000		Concord Minutemen Capital Co., 0.692%, due 01/02/13	20,463,459	1.7
32,500,000		Concord Minutemen Capital Co., 0.854%, due 10/01/12	32,500,000	2.7
3,000,000		Crown Point Capital Co., 0.501%, due 10/02/12	2,999,958	0.3
24,750,000		Crown Point Capital Co., 0.692%, due 01/02/13	24,705,883	2.1
25,750,000		Crown Point Capital Co., 0.854%, due 10/01/12	25,750,000	2.1
16,000,000		Jupiter Securitization Company LLC, 0.321%, due 02/06/13	15,981,796	1.3
36,750,000		Jupiter Securitization Company LLC, 0.331%, due 03/05/13	36,697,784	3.1
25,828,000		Old Line Funding LLC, 0.240%, due 10/01/12	25,828,000	2.1
17,250,000		Old Line Funding LLC, 0.331%, due 03/15/13	17,223,909	1.4
9,750,000		Old Line Funding LLC, 0.351%, due 01/14/13	9,740,047	0.8
9,000,000		Thunder Bay Funding LLC, 0.270%, due 10/01/12	9,000,000	0.7
14,250,000		Thunder Bay Funding LLC, 0.321%, due 02/28/13	14,231,000	1.2
13,000,000		Thunder Bay Funding LLC, 0.331%, due 01/03/13	12,988,798	1.1
16,500,000		Thunder Bay Funding LLC, 0.351%, due 01/18/13	16,482,515	1.4
24,250,000		Variable Funding Capital, 0.200%, due 10/15/12	24,248,114	2.0
		Total Asset Backed Commercial Paper
		(Cost $334,590,772)	334,590,772	27.8
Certificate of Deposit: 4.0%
11,250,000		Deutsche Bank NY, 0.633%, due 10/19/12	11,250,000	0.9
2,750,000		Royal Bank of Canada NY, 0.560%, due 10/23/12	2,750,435	0.2
9,500,000		Royal Bank of Canada NY, 0.740%, due 10/02/12	9,514,871	0.8
25,000,000		Toronto Dominion Bank NY, 0.290%, due 01/02/13	25,000,000	2.1
		Total Certificate of Deposit
		(Cost $48,515,306)	48,515,306	4.0
Financial Company Commercial Paper: 14.6%
11,750,000		ASB Finance Ltd. London, 0.562%, due 02/28/13	11,722,583	1.0
600,000	#	Australia & New Zealand Banking Group Ltd., 0.494%, due 08/16/13	600,189	0.1
45,500,000		Bank of New York Mellon Corp., 0.096%, due 10/03/12	45,499,758	3.8
12,000,000		Deutsche Bank Financial LLC, 0.430%, due 10/02/12	11,999,857	1.0
28,000,000		JPMorgan Chase & Co., 0.381%, due 10/04/12	28,000,000	2.3
10,750,000		Rabobank USA Financial Corp, 0.491%, due 11/08/12	10,744,440	0.9
14,750,000		Rabobank USA Financial Corp, 0.521%, due 10/03/12	14,749,574	1.2
9,500,000		Standard Chartered Bank, 0.547%, due 10/02/12	9,499,856	0.8
23,000,000		Toronto Dominion Holdings USA, 0.150%, due 10/09/12	22,999,233	1.9
19,250,000		Westpac Securities NZ Ltd., 0.501%, due 01/02/13	19,225,135	1.6
250,000		Westpac Securities NZ Ltd., 2.000%, due 10/01/12	250,000	0.0
		Total Financial Company Commercial Paper
		(Cost $175,290,625)	175,290,625	14.6
Government Agency Repurchase Agreement: 17.9%
150,000,000		Deutsche Bank Repurchase Agreement dated 09/28/12, 0.200%, due 10/01/12, $150,002,500 to be received upon repurchase (Collateralized by $155,363,000, FED, 0.000-5.375%, Market Value plus accrued interest $153,000,240 due 11/14/13-10/15/20)	150,000,000	12.5

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Repurchase Agreement (continued)
65,000,000		Goldman Sachs Repurchase Agreement dated 09/28/12, 0.180%, due 10/01/12, $65,000,975 to be received upon repurchase (Collateralized by $66,289,000, FCFR, 0.000%, Market Value plus accrued interest $66,300,932 due 2/13/2015)	$65,000,000	5.4
		Total Government Agency Repurchase Agreement
		(Cost $215,000,000)	215,000,000	17.9
Other Commercial Paper: 0.4%
5,250,000		Toyota Motor Credit Corp., 0.603%, due 01/15/13	5,240,725	0.4
		Total Other Commercial Paper
		(Cost $5,240,725)	5,240,725	0.4
Other Instrument: 0.7%
8,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.143%, due 10/01/12	8,000,000	0.7
		Total Other Instrument
		(Cost $8,000,000)	8,000,000	0.7
Other Note: 23.5%
9,750,000	#	American Honda Finance, 0.684%, due 11/20/12	9,750,000	0.8
11,250,000	#	American Honda Finance, 0.705%, due 10/17/12	11,250,000	0.9
6,063,000	#	ANZ National International Ltd., 6.200%, due 07/19/13	6,328,934	0.5
16,530,000	#	ANZ National Int’l Ltd., 2.375%, due 12/21/12	16,600,116	1.4
500,000		ANZ National Int’l Ltd., 6.200%, due 07/19/13	520,194	0.0
4,400,000		Australia & New Zealand Banking Group Ltd., 1.514%, due 06/18/13	4,420,413	0.4
5,750,000	#, L	Australia & New Zealand Banking Group Ltd., 2.400%, due 01/11/13	5,779,913	0.5
12,000,000	#	Commonwealth Bank of Australia, 1.250%, due 11/20/12	12,008,267	1.0
4,250,000	#	Fosse Master Issuer PLC, 0.400%, due 10/20/12	4,250,000	0.4
1,900,000		General Electric Capital Corp., 0.344%, due 10/22/12	1,898,158	0.2
1,000,000		General Electric Capital Corp., 4.800%, due 05/01/13	1,024,117	0.1
9,430,000		General Electric Capital Corp., 5.250%, due 10/19/12	9,450,169	0.8
250,000		General Electric Co., 5.000%, due 02/01/13	253,662	0.0
950,000		JPMorgan Chase & Co., 1.077%, due 11/27/12	951,983	0.1
13,885,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	13,885,000	1.2
2,750,000		JPMorgan Chase Bank NA, 0.339%, due 10/22/12	2,744,752	0.2
1,000,000		JPMorgan Chase Bank NA, 0.525%, due 10/18/12	1,000,000	0.1
500,000		JPMorgan Chase Bank, 0.350%, due 11/23/12	499,742	0.0
579,000		JPMorgan Chase Bank, 0.351%, due 11/08/12	578,786	0.0
12,000,000	#	Motor PLC, 0.683%, due 09/25/13	12,000,000	1.0
750,000		Rabobank Nederland, 0.703%, due 10/11/12	750,084	0.1
2,250,000		Rabobank Nederland, 3.375%, due 02/19/13	2,274,604	0.2
24,000,000	#	Royal Bank of Canada, 0.460%, due 10/01/12	24,000,000	2.0
19,250,000	#	Svenska Handelsbanken AB, 0.439%, due 01/04/13	19,250,000	1.6
21,000,000	#	Svenska Handelsbanken AB, 0.608%, due 10/05/12	21,000,000	1.7
7,750,000		Toyota Motor Credit Corp., 0.532%, due 10/25/12	7,750,000	0.6
15,500,000		Toyota Motor Credit Corp., 0.658%, due 10/11/12	15,500,000	1.3
11,750,000		Wells Fargo & Co., 5.250%, due 10/23/12	11,785,254	1.0
36,250,000		Wells Fargo Bank NA, 0.443%, due 12/22/12	36,250,000	3.0
2,100,000		Westpac Banking Corp, 0.597%, due 10/28/12	2,100,364	0.2
26,500,000		Westpac Banking Corp, 0.667%, due 10/28/12	26,500,000	2.2
		Total Other Note
		(Cost $282,354,512)	282,354,512	23.5

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
Securities Lending Collateral(cc)(1): 0.4%
1,056,990	Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,057,011, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,078,129, due 09/01/18-08/01/48)	$1,056,989	0.1
1,056,989	JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $1,057,010, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,078,131, due 02/23/14-04/01/48)	1,056,989	0.1
1,056,989	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,057,006, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,078,129, due 05/20/41-09/20/41)	1,056,989	0.1
1,056,989	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,057,014, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,078,129, due 10/24/12-10/01/40)	1,056,989	0.1
222,523	Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $222,528, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $226,973, due 07/01/41-09/01/42)	222,523	0.0
	Total Securities Lending Collateral
	(Cost $4,450,479)	4,450,479	0.4
Treasury Debt: 3.0%
35,750,000	Treasury Bill, 0.110%, due 12/27/12	35,740,496	3.0
	Total Treasury Debt
	(Cost $35,740,496)	35,740,496	3.0
Treasury Repurchase Agreement: 7.6%
84,287,000	Deutsche Bank Repurchase Agreement dated 09/28/12, 0.150%, due 10/01/12, $84,288,054 to be received upon repurchase (Collateralized by $63,197,600, USTR, 4.500%, Market Value plus accrued interest $85,972,779 due 05/15/38)	84,287,000	7.0
7,000,000	Morgan Stanley Repurchase Agreement dated 09/28/12, 0.200%, due 10/01/12, $7,000,117 to be received upon repurchase (Collateralized by $7,098,800, USTR, 0.750%, Market Value plus accrued interest $7,140,092 due 08/15/13)	7,000,000	0.6
	Total Treasury Repurchase Agreement
	(Cost $91,287,000)	91,287,000	7.6

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Treasury Repurchase Agreement (continued)
		Total Investments in Securities (Cost $1,200,469,915)*	$1,200,469,915	99.9
		Assets in Excess of Other Liabilities	1,329,866	0.1
		Net Assets	$1,201,799,781	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	—
		Net Unrealized Depreciation	$—

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Certificate of Deposit	$—	$48,515,306	$—	$48,515,306
Securities Lending Collateral	—	4,450,479	—	4,450,479
Government Agency Repurchase Agreement	—	215,000,000	—	215,000,000
Treasury Debt	—	35,740,496	—	35,740,496
Other Note	—	282,354,512	—	282,354,512
Treasury Repurchase Agreement	—	91,287,000	—	91,287,000
Other Instrument	8,000,000	—	—	8,000,000
Asset Backed Commercial Paper	—	334,590,772	—	334,590,772
Other Commercial Paper	—	5,240,725	—	5,240,725
Financial Company Commercial Paper	—	175,290,625	—	175,290,625
Total Investments, at fair value	$8,000,000	$1,192,469,915	$—	$1,200,469,915

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September30, 2012.

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 83.6%
		Consumer Discretionary: 29.2%
19,641	@	Amazon.com, Inc.	$4,995,099	0.8
22,944	@	Autozone, Inc.	8,481,709	1.3
87,448		CBS Corp. - Class B	3,176,986	0.5
13,148	@	Chipotle Mexican Grill, Inc.	4,175,016	0.7
119,452		Dick’s Sporting Goods, Inc.	6,193,586	1.0
214,633	@	Dollar General Corp.	11,062,185	1.7
86,957		GNC Holdings, Inc.	3,388,714	0.5
266,370		Home Depot, Inc.	16,080,757	2.5
89,095	@	Liberty Global, Inc.	5,412,521	0.9
160,921		Limited Brands, Inc.	7,926,968	1.2
104,465	@	Lululemon Athletica, Inc.	7,724,142	1.2
174,016		McDonald’s Corp.	15,965,968	2.5
129,957		Nike, Inc.	12,334,219	1.9
113,905	@	O’Reilly Automotive, Inc.	9,524,736	1.5
17,468	@	Priceline.com, Inc.	10,807,976	1.7
270,251		Starbucks Corp.	13,715,238	2.1
94,037		Starwood Hotels & Resorts Worldwide, Inc.	5,450,385	0.9
469,990		TJX Cos., Inc.	21,050,852	3.3
119,610		Wynn Resorts Ltd.	13,807,778	2.2
80,031		Yum! Brands, Inc.	5,309,257	0.8
			186,584,092	29.2
		Consumer Staples: 2.1%
92,188		Anheuser-Busch InBev NV ADR	7,919,871	1.3
86,134		Estee Lauder Cos., Inc.	5,303,270	0.8
			13,223,141	2.1
		Energy: 5.7%
398,988		Halliburton Co.	13,441,906	2.1
179,317		Kinder Morgan, Inc./Delaware	6,369,340	1.0
207,258		National Oilwell Varco, Inc.	16,603,438	2.6
			36,414,684	5.7
		Financials: 6.3%
109,034		American Tower Corp.	7,783,937	1.2
477,397		US Bancorp.	16,374,717	2.6
473,984		Wells Fargo & Co.	16,366,668	2.5
			40,525,322	6.3
		Health Care: 10.9%
115,432		Abbott Laboratories	7,914,018	1.2
153,676	@	Biogen Idec, Inc.	22,933,069	3.6
160,818		Bristol-Myers Squibb Co.	5,427,608	0.8
282,932	@	Express Scripts Holding Co.	17,731,348	2.8
143,678	@	Gilead Sciences, Inc.	9,530,162	1.5
6,269	@	Intuitive Surgical, Inc.	3,107,104	0.5
29,021		Perrigo Co.	3,371,370	0.5
			70,014,679	10.9
		Industrials: 7.2%
168,122		Danaher Corp.	9,271,928	1.4
10,791,000		Hutchison Port Holdings Trust	7,823,475	1.2
50,311		Precision Castparts Corp.	8,217,799	1.3
63,561		Union Pacific Corp.	7,544,691	1.2
64,773		WW Grainger, Inc.	13,496,750	2.1
			46,354,643	7.2
		Information Technology: 19.1%
126,464		Accenture PLC	8,856,274	1.4
56,705		Apple, Inc.	37,836,978	5.9
72,480	@	Baidu.com ADR	8,467,114	1.3
66,411	@	eBay, Inc.	3,214,957	0.5
352,382	@	EMC Corp.	9,609,457	1.5
32,343	@	Equinix, Inc.	6,664,275	1.0
45,955	@	LinkedIn Corp.	5,532,982	0.9
264,313		Qualcomm, Inc.	16,516,919	2.6
143,400		Visa, Inc.	19,255,752	3.0
64,047	@	VMware, Inc.	6,195,907	1.0
			122,150,615	19.1
		Materials: 3.1%
122,315		LyondellBasell Industries NV	6,318,793	1.0
151,438		Monsanto Co.	13,783,886	2.1
			20,102,679	3.1
		Total Common Stock
		(Cost $440,602,176)	535,369,855	83.6
PREFERRED STOCK: 0.6%
		Financials: 0.6%
131,480	@, P	Wells Fargo & Co.	3,907,586	0.6
		Total Preferred Stock
		(Cost $2,516,649)	3,907,586	0.6
		Total Long-Term Investments
		(Cost $443,118,825)	539,277,441	84.2
SHORT-TERM INVESTMENTS: 3.4%
		Mutual Funds: 3.4%
21,654,221		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $21,654,221)	21,654,221	3.4
		Total Short-Term Investments
		(Cost $21,654,221)	21,654,221	3.4
		Total Investments in Securities (Cost $464,773,046)	$560,931,662	87.6
		Assets in Excess of Other Liabilities	79,115,776	12.4
		Net Assets	$640,047,438	100.0

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.

	Cost for federal income tax purposes is $467,214,769.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$100,655,125
	Gross Unrealized Depreciation	(6,938,232)
	Net Unrealized Appreciation	$93,716,893

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$535,369,855	$—	$—	$535,369,855
Preferred Stock	3,907,586	—	—	3,907,586
Short-Term Investments	21,654,221	—	—	21,654,221
Total Investments, at fair value	$560,931,662	$—	$—	$560,931,662

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 60.5%
		Consumer Discretionary: 6.8%
37,600		Advance Auto Parts, Inc.	$2,573,344	0.3
201,050		Comcast Corp. — Special Class A	6,996,540	0.8
93,540	@	Delphi Automotive PLC	2,899,740	0.3
43,090	@	General Motors Co.	980,297	0.1
90,850		Hasbro, Inc.	3,467,744	0.4
186,700		Johnson Controls, Inc.	5,115,580	0.6
68,390		Kohl’s Corp.	3,502,936	0.4
20,480		McDonald’s Corp.	1,879,040	0.2
19,200		McGraw-Hill Cos., Inc.	1,048,128	0.1
106,110		Omnicom Group	5,471,032	0.6
159,130		Staples, Inc.	1,833,178	0.2
112,340		Target Corp.	7,130,220	0.8
137,260		Viacom - Class B	7,355,763	0.9
177,020		Walt Disney Co.	9,254,606	1.1
			59,508,148	6.8
		Consumer Staples: 8.5%
44,717		Altria Group, Inc.	1,493,101	0.2
13,740		Coca-Cola Enterprises, Inc.	429,650	0.0
139,788		CVS Caremark Corp.	6,768,535	0.8
272,166		Diageo PLC	7,663,715	0.9
9,350		Dr Pepper Snapple Group, Inc.	416,355	0.0
149,230		General Mills, Inc.	5,946,815	0.7
71,366		Groupe Danone	4,391,080	0.5
8,720		JM Smucker Co.	752,798	0.1
23,343		Kellogg Co.	1,205,899	0.1
33,250		Kraft Foods, Inc.	1,374,887	0.2
58,390		Kroger Co.	1,374,501	0.2
38,450		Lorillard, Inc.	4,477,502	0.5
114,656		Nestle S.A.	7,234,493	0.8
56,110		PepsiCo, Inc.	3,970,905	0.5
208,690		Philip Morris International, Inc.	18,769,579	2.1
58,874		Procter & Gamble Co.	4,083,501	0.5
25,172		Reckitt Benckiser PLC	1,450,276	0.2
60,220		Walgreen Co.	2,194,417	0.2
			73,998,009	8.5
		Energy: 6.5%
50,950		Anadarko Petroleum Corp.	3,562,424	0.4
66,340		Apache Corp.	5,736,420	0.7
93,057		Chevron Corp.	10,846,724	1.2
15,620		EOG Resources, Inc.	1,750,221	0.2
30,030		EQT Corp.	1,771,770	0.2
165,774		ExxonMobil Corp.	15,160,032	1.7
41,050		Noble Energy, Inc.	3,805,745	0.4
87,410		Occidental Petroleum Corp.	7,522,505	0.9
16,300		Schlumberger Ltd.	1,178,979	0.1
54,200		Transocean Ltd.	2,433,038	0.3
89,092		Williams Cos., Inc.	3,115,547	0.4
			56,883,405	6.5
		Financials: 12.3%
101,760		ACE Ltd.	7,693,056	0.9
24,300		American Express Co.	1,381,698	0.2
90,710	@	Aon PLC	4,743,226	0.5
296,620		Bank of America Corp.	2,619,155	0.3
366,136		Bank of New York Mellon Corp.	8,281,996	1.0
26,736		Blackrock, Inc.	4,767,029	0.5
26,650		Chubb Corp.	2,032,862	0.2
32,775		Franklin Resources, Inc.	4,099,169	0.5
85,800		Goldman Sachs Group, Inc.	9,753,744	1.1
464,600		JPMorgan Chase & Co.	18,807,008	2.2
203,790		Metlife, Inc.	7,022,603	0.8
30,360		Moody’s Corp.	1,341,001	0.2
55,480		PNC Financial Services Group, Inc.	3,500,788	0.4
127,710		Prudential Financial, Inc.	6,961,472	0.8
113,570		State Street Corp.	4,765,397	0.5
58,500		SunTrust Bank	1,653,795	0.2
95,560		Travelers Cos., Inc.	6,522,926	0.7
290,570		Wells Fargo & Co.	10,033,382	1.2
61,290		Zions Bancorp.	1,265,945	0.1
			107,246,252	12.3
		Health Care: 7.3%
122,890		Abbott Laboratories	8,425,338	1.0
29,590		Aetna, Inc.	1,171,764	0.1
38,600		AmerisourceBergen Corp.	1,494,206	0.2
17,398		Bayer AG	1,496,048	0.2
37,690		Becton Dickinson & Co.	2,960,926	0.3
56,450	@	Covidien PLC	3,354,259	0.4
168,290		Johnson & Johnson	11,596,864	1.3
72,210		Medtronic, Inc.	3,113,695	0.4
60,380		Merck & Co., Inc.	2,723,138	0.3
601,498		Pfizer, Inc.	14,947,225	1.7
23,820		Quest Diagnostics	1,510,903	0.2
7,578		Roche Holding AG - Genusschein	1,417,440	0.1
99,210		St. Jude Medical, Inc.	4,179,717	0.5
93,350		Thermo Fisher Scientific, Inc.	5,491,781	0.6
			63,883,304	7.3
		Industrials: 9.3%
95,020		3M Co.	8,781,748	1.0
14,450		Canadian National Railway Co.	1,274,924	0.1
175,700		Danaher Corp.	9,689,855	1.1
16,320		Dun & Bradstreet Corp./The	1,299,399	0.2
84,640		Eaton Corp.	4,000,086	0.5
28,930		Fluor Corp.	1,628,180	0.2
147,370		Honeywell International, Inc.	8,805,358	1.0
146,250		Lockheed Martin Corp.	13,656,825	1.6
43,760		Northrop Grumman Corp.	2,906,977	0.3

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
12,560		Precision Castparts Corp.	$2,051,550	0.2
58,648		Stanley Black & Decker, Inc.	4,471,910	0.5
91,770		Tyco International Ltd.	5,162,980	0.6
24,100	@	Tyco International Ltd.	660,340	0.1
9,810		Union Pacific Corp.	1,164,447	0.1
79,120		United Parcel Service, Inc. - Class B	5,662,618	0.6
132,110		United Technologies Corp.	10,342,892	1.2
			81,560,089	9.3
		Information Technology: 4.6%
88,320		Accenture PLC	6,185,050	0.7
29,180	@	Check Point Software Technologies	1,405,309	0.2
38,810		Cisco Systems, Inc.	740,883	0.1
17,870	@	Fiserv, Inc.	1,322,916	0.1
117,219		Hewlett-Packard Co.	1,999,756	0.2
34,900		International Business Machines Corp.	7,240,005	0.8
92,302		Intel Corp.	2,093,409	0.2
3,064		Mastercard, Inc.	1,383,335	0.2
38,780		Microchip Technology, Inc.	1,269,657	0.1
49,750		Microsoft Corp.	1,481,555	0.2
262,488		Oracle Corp.	8,265,747	0.9
23,510		Visa, Inc.	3,156,923	0.4
229,500		Western Union Co.	4,181,490	0.5
			40,726,035	4.6
		Materials: 1.8%
59,250		Air Products & Chemicals, Inc.	4,899,975	0.6
39,050		Celanese Corp.	1,480,386	0.2
13,580		Cliffs Natural Resources, Inc.	531,385	0.1
26,510		EI Du Pont de Nemours & Co.	1,332,658	0.1
63,500		PPG Industries, Inc.	7,292,340	0.8
			15,536,744	1.8
		Telecommunication Services: 2.4%
295,716		AT&T, Inc.	11,148,493	1.3
38,128		CenturyTel, Inc.	1,540,371	0.2
2,879,943		Vodafone Group PLC	8,183,764	0.9
			20,872,628	2.4
		Utilities: 1.0%
54,340		NRG Energy, Inc.	1,162,333	0.1
61,330		Pacific Gas & Electric Co.	2,616,951	0.3
101,780		PPL Corp.	2,956,709	0.3
71,600		Public Service Enterprise Group, Inc.	2,304,088	0.3
			9,040,081	1.0
		Total Common Stock
		(Cost $414,704,741)	529,254,695	60.5
PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.1%
30,650	@	General Motors Co.	1,142,632	0.1
		Industrials: 0.0%
6,520	@	United Technologies Corp.	365,772	0.0
		Utilities: 0.1%
9,130	@	PPL Corp.	492,655	0.1
		Total Preferred Stock
		(Cost $2,316,538)	2,001,059	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.9%
		Consumer Discretionary: 1.1%
1,028,000		COX Communications, Inc., 4.625%, 06/01/13	$1,056,635	0.1
1,080,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.600%, 02/15/21	1,184,445	0.1
1,329,000		Hearst-Argyle Television, Inc., 7.500%, 11/15/27	971,740	0.1
235,000		Home Depot, Inc., 5.950%, 04/01/41	320,797	0.0
339,000		Limited Brands, Inc., 5.250%, 11/01/14	360,188	0.1
819,000		News America Holdings, 8.500%, 02/23/25	1,106,008	0.1
874,000		Target Corp., 4.000%, 07/01/42	899,724	0.1
1,029,000		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,501,738	0.2
540,000		Toyota Motor Credit Corp., 3.200%, 06/17/15	576,521	0.1
730,000		Toyota Motor Credit Corp., 3.400%, 09/15/21	792,827	0.1
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	750,751	0.1
8,000		Wyndham Worldwide Corp., 6.000%, 12/01/16	9,021	0.0
			9,530,395	1.1
		Consumer Staples: 0.9%
870,000		Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/39	1,431,769	0.2
866,000	#	BAT International Finance PLC, 3.250%, 06/07/22	890,729	0.1
952,000		CVS Caremark Corp., 6.125%, 08/15/16	1,129,331	0.1
965,000	#	Erac USA Finance Co., 7.000%, 10/15/37	1,207,717	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Staples (continued)
350,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	$370,659	0.1
296,000		Molson Coors Brewing Co., 5.000%, 05/01/42	332,468	0.0
1,779,000		Wal-Mart Stores, Inc., 5.250%, 09/01/35	2,214,158	0.3
			7,576,831	0.9
		Energy: 1.5%
355,000		Apache Corp., 3.250%, 04/15/22	382,466	0.1
271,000		Apache Corp., 4.750%, 04/15/43	311,387	0.0
707,000		BP Capital Markets PLC, 4.742%, 03/11/21	825,800	0.1
261,000		BP Capital Markets PLC, 4.500%, 10/01/20	303,561	0.0
850,000	#	CNOOC Finance 2012 Ltd., 3.875%, 05/02/22	903,573	0.1
768,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	953,818	0.1
252,000		EOG Resources, Inc., 2.625%, 03/15/23	255,366	0.0
250,000		Hess Corp., 8.125%, 02/15/19	331,261	0.0
659,000		Husky Energy, Inc., 5.900%, 06/15/14	715,733	0.1
676,000		Husky Energy, Inc., 7.250%, 12/15/19	870,426	0.1
15,000		Kinder Morgan Energy Partners LP, 7.400%, 03/15/31	19,045	0.0
420,000		Kinder Morgan Energy Partners LP, 7.750%, 03/15/32	547,416	0.1
322,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	364,504	0.1
233,000		Petrobras International Finance Co. - Pifco, 6.750%, 01/27/41	290,678	0.0
1,403,000		Petro-Canada, 6.050%, 05/15/18	1,719,137	0.2
646,000		Petroleos Mexicanos, 8.000%, 05/03/19	848,521	0.1
657,768	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	720,255	0.1
778,000		Spectra Energy Capital, LLC, 8.000%, 10/01/19	1,013,273	0.1
1,050,000		Total Capital International SA, 1.550%, 06/28/17	1,071,155	0.1
423,000		Transocean, Inc., 3.800%, 10/15/22	426,178	0.1
			12,873,553	1.5
		Financials: 4.2%
870,000	#	ABN Amro Bank NV, 2.217%, 01/30/14	879,198	0.1
456,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	478,392	0.1
892,000		American Express Co., 5.500%, 09/12/16	1,034,668	0.1
482,000		Asian Development Bank, 1.125%, 03/15/17	493,918	0.1
800,000		Asian Development Bank, 2.750%, 05/21/14	832,404	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	599,150	0.1
617,000		Bank of America Corp., 5.490%, 03/15/19	673,228	0.1
420,000		Bank of America Corp., 7.375%, 05/15/14	459,960	0.0
590,000		Bank of America Corp., 7.625%, 06/01/19	737,869	0.1
558,000	#	BNP Paribas, 7.195%, 12/31/49	530,379	0.1
365,000		Boston Properties, Inc., 5.000%, 06/01/15	399,370	0.0
1,268,000		Capital One Financial Corp., 6.150%, 09/01/16	1,448,955	0.2
1,274,000		Chubb Corp., 6.375%, 03/29/67	1,363,180	0.2
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	701,180	0.1
1,637,000		CommonWealth REIT, 6.250%, 08/15/16	1,791,137	0.2
1,230,000		Credit Suisse New York, 5.500%, 05/01/14	1,314,190	0.1
761,000		ERP Operating L.P., 4.625%, 12/15/21	878,806	0.1
210,000		ERP Operating L.P., 5.375%, 08/01/16	241,135	0.0
421,000		General Electric Capital Corp., 5.450%, 01/15/13	426,956	0.0
1,113,000		Goldman Sachs Group, Inc./The, 5.625%, 01/15/17	1,228,054	0.1
754,000	#	BPCE S.A., 12.500%, 08/29/49	856,019	0.1
615,000		HCP, Inc., 5.375%, 02/01/21	702,947	0.1
572,000		HSBC Holdings PLC, 5.100%, 04/05/21	662,097	0.1
196,000	#	Hyundai Capital America, 2.125%, 10/02/17	196,305	0.0
1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, 01/14/13	1,410,500	0.2
258,000		JPMorgan Chase & Co., 3.250%, 09/23/22	262,206	0.0
1,020,000		JPMorgan Chase & Co., 6.300%, 04/23/19	1,255,849	0.1
64,000		Kimco Realty Corp., 6.000%, 11/30/12	64,570	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
1,400,000		KFW, 4.875%, 06/17/19	$1,710,666	0.2
990,000		Merrill Lynch & Co., Inc., 6.150%, 04/25/13	1,019,433	0.1
480,000	#	Metropolitan Life Global Funding I, 5.125%, 04/10/13	491,629	0.1
470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	504,293	0.1
1,320,000		Morgan Stanley, 6.625%, 04/01/18	1,518,729	0.2
560,000	#	Nordea Bank AB, 4.875%, 01/14/21	644,622	0.1
932,000		PNC Funding Corp., 5.625%, 02/01/17	1,074,213	0.1
208,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	210,652	0.0
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	401,219	0.0
1,228,000		Simon Property Group LP, 5.875%, 03/01/17	1,444,894	0.2
820,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	869,119	0.1
200,000	#	Swedbank AB, 2.125%, 09/29/17	200,689	0.0
1,530,000	#, L	Temasek Financial I Ltd., 2.375%, 01/23/23	1,536,372	0.2
687,000		Wachovia Corp., 5.250%, 08/01/14	738,816	0.1
840,000	#	WEA Finance LLC, 4.625%, 05/10/21	918,858	0.1
314,000	#	WEA Finance LLC, 6.750%, 09/02/19	381,356	0.0
930,000		Wells Fargo & Co., 2.100%, 05/08/17	963,430	0.1
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	456,875	0.0
			37,008,487	4.2
		Health Care: 0.7%
1,100,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	1,154,122	0.1
980,000		CareFusion Corp., 6.375%, 08/01/19	1,175,483	0.1
832,000		Hospira, Inc., 6.050%, 03/30/17	963,188	0.1
1,114,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	1,400,770	0.2
1,060,000		Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,151,563	0.1
88,000		Watson Pharmaceuticals, Inc., 3.250%, 10/01/22	89,335	0.0
502,000		WellPoint, Inc., 3.300%, 01/15/23	508,975	0.1
			6,443,436	0.7
		Industrials: 0.3%
259,000		ABB Finance USA, Inc., 2.875%, 05/08/22	268,382	0.0
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	1,026,940	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	843,118	0.1
360,000		United Technologies Corp., 3.100%, 06/01/22	384,525	0.1
			2,522,965	0.3
		Information Technology: 0.0%
243,000		eBay, Inc., 1.350%, 07/15/17	246,255	0.0
		Materials: 0.1%
248,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 3.750%, 11/04/20	269,274	0.0
140,000		Ecolab, Inc., 5.500%, 12/08/41	175,034	0.0
252,000		Vale Overseas Ltd., 4.625%, 09/15/20	270,006	0.1
198,000		Vale Overseas Ltd., 6.875%, 11/10/39	232,175	0.0
			946,489	0.1
		Telecommunication Services: 0.5%
1,183,000		AT&T, Inc., 5.550%, 08/15/41	1,480,318	0.1
320,000	#	Crown Castle Towers LLC, 4.883%, 08/15/20	360,763	0.0
605,000	#	Crown Castle Towers LLC, 6.113%, 01/15/20	729,884	0.1
1,230,000		Rogers Communications, Inc., 6.800%, 08/15/18	1,556,651	0.2
653,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	675,039	0.1
			4,802,655	0.5
		Utilities: 0.6%
791,798		Bruce Mansfield Unit, 6.850%, 06/01/34	844,215	0.1
377,000		Midamerican Funding, LLC, 6.927%, 03/01/29	504,304	0.1
1,319,000		Oncor Electric Delivery Co., 7.000%, 09/01/22	1,657,477	0.2
907,000		Progress Energy, Inc., 3.150%, 04/01/22	925,776	0.1
765,000		PSEG Power, LLC, 5.320%, 09/15/16	870,921	0.1
			4,802,693	0.6
		Total Corporate Bonds/Notes
		(Cost $77,639,169)	86,753,759	9.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
28,882	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	7,205	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
2,050,000		Citigroup Commercial Mortgage Trust, 5.888%, 12/10/49	$2,428,782	0.3
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	1,644,791	0.2
225,442	#	GG1C Funding Corp., 5.129%, 01/15/14	228,721	0.0
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	126,693	0.0
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, 07/15/42	1,271,303	0.1
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, 09/12/37	1,558,503	0.2
1,660,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.386%, 05/15/41	1,767,798	0.2
518,215		JPMorgan Chase Commercial Mortgage Securities Corp., 6.003%, 06/15/49	603,060	0.1
1,724,216		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, 06/12/50	1,935,517	0.2
3,560,630	#, ^	Morgan Stanley Capital I, 1.178%, 11/15/30	81,827	0.0
156,748		RAAC Series, 4.971%, 09/25/34	157,228	0.0
975,935	#	Spirit Master Funding, LLC, 5.050%, 07/20/23	921,781	0.1
2,400,000		Wachovia Bank Commercial Mortgage Trust, 6.122%, 02/15/51	2,847,185	0.3
421,836		W3A Funding Corp., 8.090%, 01/02/17	438,477	0.1
		Total Collateralized Mortgage Obligations
		(Cost $14,456,787)	16,018,871	1.8
MUNICIPAL BONDS: 0.2%
		New Jersey: 0.2%
900,000		New Jersey State Turnpike Authority, 7.414%, 01/01/40	1,339,596	0.2
		Total Municipal Bonds
		(Cost $935,554)	1,339,596	0.2
FOREIGN GOVERNMENT BONDS: 0.5%
1,156,000		Mexico Government International Bond, 4.750%, 03/08/44	1,288,940	0.2
102,000		Peruvian Government International Bond, 7.350%, 07/21/25	149,940	0.0
1,800,000	#	Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	1,899,000	0.2
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	639,611	0.1
		Total Foreign Government Bonds
		(Cost $3,643,947)	3,977,491	0.5
U.S. TREASURY OBLIGATIONS: 13.1%
		U.S. Treasury Bonds: 4.8%
5,601,000		3.500%, due 05/15/20	6,561,487	0.7
258,000		5.375%, due 02/15/31	373,495	0.0
125,000		6.000%, due 02/15/26	183,066	0.0
2,011,900		2.750%, due 02/15/19	2,242,955	0.3
4,607,000		3.125%, due 05/15/19	5,255,578	0.6
183,000		3.750%, due 11/15/18	214,896	0.0
708,000		3.875%, due 02/15/13	717,929	0.1
454,000		4.500%, due 02/15/36	606,587	0.1
13,257,500		4.500%, due 08/15/39	17,870,699	2.0
485,000		4.750%, due 08/15/17	581,773	0.1
1,466,000		5.000%, due 05/15/37	2,102,565	0.2
978,000		5.125%, due 05/15/16	1,143,572	0.1
568,000		5.250%, due 02/15/29	797,241	0.1
390,000		6.750%, due 08/15/26	610,533	0.1
390,000		8.000%, due 11/15/21	611,112	0.1
1,444,000		8.500%, due 02/15/20	2,206,500	0.3
57,000		9.875%, due 11/15/15	73,860	0.0
			42,153,848	4.8
		U.S. Treasury Notes: 8.3%
3,304,000		0.500%, due 08/15/14	3,320,649	0.4
9,779,000		0.875%, due 12/31/16	9,934,095	1.1
6,642,000		1.875%, due 04/30/14	6,815,316	0.8
3,016,000		1.375%, due 01/15/13	3,027,310	0.3
4,247,000		1.500%, due 12/31/13	4,316,014	0.5
1,682,000		2.000%, due 11/30/13	1,717,218	0.2
25,641,000		2.125%, due 05/31/15	26,884,999	3.1
663,000		2.625%, due 02/29/16	713,865	0.1
7,423,000		2.750%, due 10/31/13	7,628,001	0.9
4,105,000		3.125%, due 09/30/13	4,225,424	0.5
3,800,000		3.500%, due 05/31/13	3,884,166	0.4
			72,467,057	8.3
		Total U.S. Treasury Obligations
		(Cost $107,471,342)	114,620,905	13.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.5%
		Federal Home Loan Mortgage Corporation: 3.3%##
141,415		2.303%, due 09/25/18	150,416	0.0
392,000		2.412%, due 08/25/18	417,004	0.1
872,000	W	3.000%, due 06/15/42	917,099	0.1
924,130		3.500%, due 02/01/42	998,855	0.1
845,471		3.500%, due 03/01/42	907,494	0.1
879,000		3.808%, due 08/25/20	1,007,738	0.1
264,180		3.882%, due 11/25/17	301,472	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
2,090,857		4.000%, due 11/01/40	$2,250,589	0.3
2,392,287		4.000%, due 01/01/41	2,575,046	0.3
238,811		4.500%, due 08/01/18	256,732	0.0
262,894		4.500%, due 11/01/18	282,623	0.0
718,371		4.500%, due 01/01/19	772,281	0.1
1,064,096		4.500%, due 08/01/24	1,141,956	0.1
138,750		4.500%, due 04/01/35	149,624	0.0
123,849		4.500%, due 04/01/35	134,335	0.0
195,953		4.500%, due 04/01/35	211,157	0.0
29,174		5.000%, due 03/01/18	31,573	0.0
132,504		5.000%, due 05/01/18	142,392	0.0
69,829		5.000%, due 05/01/18	75,571	0.0
350,445		5.000%, due 02/01/19	379,263	0.1
1,174,699		5.000%, due 09/01/33	1,285,587	0.2
264,449		5.000%, due 03/01/34	295,445	0.1
157,652		5.000%, due 04/01/34	171,352	0.0
213,768		5.000%, due 08/01/35	232,745	0.0
449,422		5.000%, due 10/01/35	496,326	0.1
165,231		5.000%, due 10/01/35	179,899	0.0
261,647		5.000%, due 11/01/35	284,874	0.0
252,446		5.000%, due 12/01/36	274,856	0.0
1,613,315		5.000%, due 07/01/39	1,749,475	0.2
1,064,000		5.085%, due 03/25/19	1,294,021	0.2
224,257		5.500%, due 01/01/19	245,837	0.0
35,167		5.500%, due 07/01/19	38,458	0.0
42,209		5.500%, due 08/01/19	46,159	0.0
2,705		5.500%, due 02/01/20	2,959	0.0
35,421		5.500%, due 10/01/21	38,830	0.0
7,834		5.500%, due 10/01/24	8,621	0.0
313,995		5.500%, due 06/01/25	345,521	0.1
155,700		5.500%, due 07/01/25	171,333	0.0
256,590		5.500%, due 08/01/25	282,352	0.0
41,075		5.500%, due 09/01/25	45,044	0.0
348,536		5.500%, due 12/01/33	390,882	0.1
524,220		5.500%, due 12/01/33	575,951	0.1
912,497		5.500%, due 01/01/34	1,002,545	0.1
136,915		5.500%, due 04/01/34	153,378	0.0
93,618		5.500%, due 11/01/34	103,324	0.0
159,232		5.500%, due 09/01/35	175,742	0.0
26,006		5.500%, due 10/01/35	28,759	0.0
112,895		5.500%, due 02/01/37	126,128	0.0
7,420		6.000%, due 04/01/16	7,972	0.0
44,883		6.000%, due 04/01/17	48,450	0.0
29,605		6.000%, due 07/01/17	31,958	0.0
35,048		6.000%, due 10/01/17	37,834	0.0
310,530		6.000%, due 08/01/19	344,709	0.1
81,754		6.000%, due 08/01/19	89,075	0.0
32,369		6.000%, due 09/01/19	35,932	0.0
64,030		6.000%, due 05/01/21	71,078	0.0
310,795		6.000%, due 02/01/23	342,922	0.1
36,621		6.000%, due 12/01/25	40,384	0.0
89,439		6.000%, due 02/01/26	98,629	0.0
149,788		6.000%, due 04/01/34	167,870	0.0
35,570		6.000%, due 05/01/34	39,863	0.0
86,376		6.000%, due 07/01/34	96,803	0.0
30,484		6.000%, due 07/01/34	33,942	0.0
23,610		6.000%, due 07/01/34	26,202	0.0
596,048		6.000%, due 08/01/34	665,826	0.1
145,634		6.000%, due 08/01/34	162,816	0.0
21,220		6.000%, due 08/01/34	23,781	0.0
17,791		6.000%, due 08/01/34	19,923	0.0
92,201		6.000%, due 09/01/34	102,743	0.0
121,868		6.000%, due 07/01/35	134,523	0.0
263,550		6.000%, due 08/01/35	290,916	0.0
368,419		6.000%, due 11/01/35	409,438	0.1
174,759		6.000%, due 03/01/36	193,987	0.0
379,570		6.000%, due 10/01/36	421,238	0.1
171,880		6.000%, due 03/01/37	189,889	0.0
98,698		6.000%, due 05/01/37	109,686	0.0
29,670		6.500%, due 05/01/34	33,745	0.0
32,254		6.500%, due 05/01/34	36,684	0.0
18,339		6.500%, due 06/01/34	20,840	0.0
67,424		6.500%, due 06/01/34	76,421	0.0
39,472		6.500%, due 06/01/34	45,190	0.0
372,874		6.500%, due 08/01/34	424,088	0.1
33,742		6.500%, due 08/01/34	38,630	0.0
157,003		6.500%, due 08/01/34	178,505	0.0
7,563		6.500%, due 08/01/34	8,622	0.0
20,591		6.500%, due 08/01/34	23,419	0.0
106,911		6.500%, due 10/01/34	123,729	0.0
1,537		6.500%, due 11/01/34	1,744	0.0
5,341		6.500%, due 09/01/35	6,082	0.0
171,160		6.500%, due 05/01/37	193,224	0.0
162,898		6.500%, due 07/01/37	183,719	0.0
79,060		6.500%, due 07/01/37	89,252	0.0
63,692		6.500%, due 02/01/38	71,665	0.0
			28,943,571	3.3
		Federal National Mortgage Association: 6.7%##
581,000	W	2.500%, due 07/25/27	609,505	0.1
700,000		2.578%, due 09/25/18	747,374	0.1
1,020,934		3.000%, due 02/01/27	1,085,084	0.1
208,807		3.000%, due 03/01/27	221,927	0.0
97,000		3.154%, due 02/25/18	107,587	0.0
4,357,000	W	3.500%, due 01/25/41	4,662,671	0.5
135,424		3.500%, due 11/01/41	146,264	0.0
772,377		3.500%, due 01/01/42	834,201	0.1
250,277		3.500%, due 01/01/42	271,640	0.0
81,159		3.500%, due 01/01/42	88,087	0.0
123,291		3.500%, due 02/01/42	132,408	0.0
732,452		3.500%, due 02/01/42	786,618	0.1
118,431		3.800%, due 02/01/18	132,249	0.0
140,121		3.849%, due 07/01/18	157,729	0.0
98,013		3.910%, due 02/01/18	109,765	0.0
332,805		4.000%, due 09/01/40	363,726	0.1
138,407		4.010%, due 08/01/13	140,654	0.0
414,690		4.021%, due 08/01/13	421,419	0.1
106,973		4.500%, due 04/01/18	115,772	0.0
263,950		4.500%, due 06/01/18	285,662	0.0
29,092		4.500%, due 07/01/18	31,484	0.0
183,747		4.500%, due 03/01/19	198,919	0.0
105,386		4.500%, due 04/01/20	114,087	0.0
720,338		4.500%, due 08/01/33	783,633	0.1
155,561		4.500%, due 02/01/35	168,865	0.0
9,434		4.500%, due 09/01/35	10,229	0.0
658,851		4.500%, due 02/01/41	727,552	0.1
688,595		4.500%, due 04/01/41	760,398	0.1
571,871		4.561%, due 05/01/14	598,464	0.1
114,000		4.600%, due 09/01/19	133,250	0.0
130,368		4.767%, due 12/01/12	131,072	0.0
83,445		4.767%, due 04/01/13	83,696	0.0
353,758		4.825%, due 08/01/14	373,385	0.1
27,720		4.845%, due 06/01/13	28,059	0.0
16,217		4.858%, due 02/01/14	16,587	0.0
313,193		4.880%, due 03/01/20	353,351	0.1
304,215		4.907%, due 04/01/15	332,308	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
248,000	4.940%, due 08/01/15	$270,202	0.0
171,067	5.000%, due 11/01/17	186,559	0.0
576,790	5.000%, due 02/01/18	629,023	0.1
557,540	5.000%, due 12/01/18	608,030	0.1
222,102	5.000%, due 07/01/19	243,395	0.0
279,862	5.000%, due 12/01/20	305,206	0.0
244,217	5.000%, due 11/01/33	268,432	0.0
286,572	5.000%, due 03/01/34	314,986	0.0
161,133	5.000%, due 05/01/34	176,128	0.0
168,991	5.000%, due 08/01/34	184,717	0.0
464,457	5.000%, due 09/01/34	507,678	0.1
254,805	5.000%, due 01/01/35	278,516	0.0
423,229	5.000%, due 06/01/35	463,408	0.1
1,166,060	5.000%, due 07/01/35	1,276,757	0.2
461,189	5.000%, due 07/01/35	506,883	0.1
325,482	5.000%, due 08/01/35	356,740	0.1
136,616	5.000%, due 09/01/35	149,585	0.0
1,380,860	5.000%, due 10/01/35	1,511,949	0.2
145,763	5.000%, due 01/01/36	159,770	0.0
156,008	5.000%, due 07/01/39	174,475	0.0
511,584	5.000%, due 10/01/39	558,232	0.1
197,616	5.000%, due 11/01/39	221,008	0.0
100,154	5.000%, due 11/01/40	111,371	0.0
157,900	5.000%, due 11/01/40	175,949	0.0
97,456	5.000%, due 01/01/41	108,596	0.0
148,755	5.000%, due 03/01/41	165,759	0.0
8,018	5.190%, due 11/01/15	8,808	0.0
92,146	5.350%, due 12/01/16	103,596	0.0
330,000	5.370%, due 05/01/18	379,497	0.1
10,089	5.418%, due 02/01/13	10,110	0.0
39,849	5.450%, due 04/01/17	45,084	0.0
274,753	5.466%, due 11/01/15	304,583	0.0
228,101	5.500%, due 11/01/17	246,167	0.0
146,822	5.500%, due 01/01/18	159,727	0.0
230,676	5.500%, due 02/01/18	249,697	0.0
223,057	5.500%, due 06/01/19	246,324	0.0
95,725	5.500%, due 07/01/19	105,710	0.0
121,617	5.500%, due 07/01/19	133,030	0.0
31,709	5.500%, due 07/01/19	34,675	0.0
143,093	5.500%, due 08/01/19	156,520	0.0
126,970	5.500%, due 09/01/19	140,214	0.0
39,017	5.500%, due 09/01/19	42,678	0.0
464,610	5.500%, due 02/01/33	515,671	0.1
7,190	5.500%, due 03/01/33	7,980	0.0
11,579	5.500%, due 05/01/33	12,928	0.0
189,034	5.500%, due 06/01/33	209,808	0.0
494,307	5.500%, due 06/01/33	548,631	0.1
1,291,783	5.500%, due 07/01/33	1,433,749	0.2
55,594	5.500%, due 07/01/33	61,703	0.0
359,898	5.500%, due 11/01/33	399,450	0.1
122,222	5.500%, due 12/01/33	137,716	0.0
76,923	5.500%, due 01/01/34	86,675	0.0
204,639	5.500%, due 01/01/34	228,471	0.0
154,998	5.500%, due 01/01/34	172,032	0.0
335,304	5.500%, due 02/01/34	372,154	0.1
219,955	5.500%, due 02/01/34	247,840	0.0
93,624	5.500%, due 02/01/34	105,493	0.0
115,649	5.500%, due 02/01/34	129,964	0.0
65,646	5.500%, due 03/01/34	75,178	0.0
64,465	5.500%, due 03/01/34	73,826	0.0
115,742	5.500%, due 04/01/34	130,415	0.0
77,059	5.500%, due 04/01/34	86,828	0.0
213,028	5.500%, due 05/01/34	242,631	0.0
193,144	5.500%, due 05/01/34	215,638	0.0
224,676	5.500%, due 05/01/34	255,898	0.0
396,810	5.500%, due 05/01/34	451,951	0.1
60,019	5.500%, due 06/01/34	67,009	0.0
518,327	5.500%, due 07/01/34	578,693	0.1
139,710	5.500%, due 07/01/34	155,706	0.0
87,830	5.500%, due 07/01/34	98,059	0.0
46,499	5.500%, due 07/01/34	51,914	0.0
72,828	5.500%, due 07/01/34	81,310	0.0
129,981	5.500%, due 07/01/34	145,119	0.0
64,211	5.500%, due 07/01/34	71,563	0.0
129,436	5.500%, due 09/01/34	144,256	0.0
166,776	5.500%, due 09/01/34	186,199	0.0
469,652	5.500%, due 09/01/34	524,349	0.1
212,075	5.500%, due 09/01/34	235,381	0.0
38,885	5.500%, due 09/01/34	43,815	0.0
86,003	5.500%, due 09/01/34	94,956	0.0
20,650	5.500%, due 09/01/34	23,055	0.0
378,500	5.500%, due 09/01/34	421,836	0.1
14,269	5.500%, due 09/01/34	16,035	0.0
435,653	5.500%, due 10/01/34	486,390	0.1
481,184	5.500%, due 10/01/34	537,224	0.1
195,331	5.500%, due 10/01/34	218,079	0.0
556,375	5.500%, due 11/01/34	621,172	0.1
2,641	5.500%, due 11/01/34	3,008	0.0
294,018	5.500%, due 11/01/34	328,260	0.0
908,850	5.500%, due 12/01/34	1,014,697	0.1
359,013	5.500%, due 12/01/34	400,825	0.1
30,511	5.500%, due 02/01/35	34,287	0.0
208,245	5.500%, due 04/01/35	232,498	0.0
8,607	5.500%, due 04/01/35	9,698	0.0
79,114	5.500%, due 05/01/35	87,317	0.0
694,721	5.500%, due 09/01/35	782,794	0.1
961,280	5.500%, due 01/01/36	1,060,316	0.1
381,547	5.500%, due 01/01/37	420,855	0.1
344,215	5.500%, due 08/01/37	379,677	0.1
706,305	5.500%, due 08/01/37	779,071	0.1
275,575	5.500%, due 08/01/38	304,026	0.0
299,744	5.662%, due 02/01/16	338,857	0.1
190,591	5.725%, due 07/01/16	217,863	0.0
87,280	6.000%, due 02/01/17	93,089	0.0
3,388	6.000%, due 03/01/17	3,655	0.0
111,793	6.000%, due 08/01/17	120,631	0.0
54,810	6.000%, due 03/01/18	59,143	0.0
455,383	6.000%, due 11/01/18	485,694	0.1
48,885	6.000%, due 01/01/21	54,014	0.0
30,904	6.000%, due 01/01/34	34,983	0.0
48,441	6.000%, due 03/01/34	54,833	0.0
62,314	6.000%, due 03/01/34	70,537	0.0
706,711	6.000%, due 04/01/34	799,971	0.1
387,701	6.000%, due 04/01/34	438,863	0.1
287,347	6.000%, due 04/01/34	325,079	0.0
51,254	6.000%, due 05/01/34	58,017	0.0
28,791	6.000%, due 05/01/34	32,473	0.0
81,401	6.000%, due 06/01/34	92,144	0.0
235,900	6.000%, due 06/01/34	267,031	0.0
542,366	6.000%, due 06/01/34	613,585	0.1
417,517	6.000%, due 06/01/34	472,070	0.1
46,805	6.000%, due 06/01/34	52,830	0.0
128,829	6.000%, due 07/01/34	145,578	0.0
171,626	6.000%, due 07/01/34	193,716	0.0
200,999	6.000%, due 07/01/34	225,953	0.0
279,753	6.000%, due 07/01/34	315,760	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
31,662		6.000%, due 07/01/34	$35,841	0.0
51,381		6.000%, due 08/01/34	58,027	0.0
393,931		6.000%, due 08/01/34	444,634	0.1
24,418		6.000%, due 08/01/34	27,641	0.0
330,373		6.000%, due 08/01/34	373,325	0.1
73,460		6.000%, due 10/01/34	82,741	0.0
217,909		6.000%, due 10/01/34	246,665	0.0
358,146		6.000%, due 10/01/34	404,009	0.1
94,204		6.000%, due 11/01/34	106,635	0.0
17,634		6.000%, due 11/01/34	19,904	0.0
103,431		6.000%, due 04/01/35	117,080	0.0
7,963		6.000%, due 08/01/35	8,951	0.0
133,243		6.000%, due 09/01/35	150,077	0.0
36,646		6.000%, due 09/01/35	41,196	0.0
87,661		6.000%, due 10/01/35	98,544	0.0
131,365		6.000%, due 10/01/35	148,208	0.0
3,607		6.000%, due 11/01/35	4,048	0.0
154,688		6.000%, due 12/01/35	174,521	0.0
600,140		6.000%, due 12/01/35	674,648	0.1
157,630		6.000%, due 12/01/35	175,866	0.0
2,242		6.000%, due 02/01/36	2,525	0.0
312,128		6.000%, due 03/01/36	350,265	0.1
381,523		6.000%, due 04/01/36	429,724	0.1
5,972		6.000%, due 06/01/36	6,713	0.0
182,948		6.000%, due 07/01/37	206,405	0.0
150,126		6.500%, due 06/01/31	174,564	0.0
472		6.500%, due 07/01/31	541	0.0
20,217		6.500%, due 07/01/31	23,155	0.0
371		6.500%, due 08/01/31	431	0.0
160,681		6.500%, due 09/01/31	186,837	0.0
115,285		6.500%, due 12/01/31	132,228	0.0
1,343		6.500%, due 01/01/32	1,562	0.0
2,679		6.500%, due 02/01/32	3,115	0.0
283,759		6.500%, due 07/01/32	328,196	0.0
398,671		6.500%, due 08/01/32	461,103	0.1
303,762		6.500%, due 01/01/33	351,332	0.1
63,483		6.500%, due 04/01/34	72,636	0.0
344,315		6.500%, due 08/01/34	393,410	0.1
1,644		6.500%, due 04/01/36	1,862	0.0
143,633		6.500%, due 05/01/36	164,069	0.0
65,091		6.500%, due 01/01/37	73,635	0.0
27,240		6.500%, due 02/01/37	30,799	0.0
186,212		6.500%, due 02/01/37	211,309	0.0
9,850		6.500%, due 02/01/37	11,126	0.0
454,019		6.500%, due 07/01/37	515,210	0.1
30,270		7.500%, due 02/01/30	36,952	0.0
142,800		7.500%, due 03/01/31	175,171	0.0
3,326		7.500%, due 11/01/31	4,102	0.0
539		7.500%, due 02/01/32	665	0.0
			58,696,106	6.7
		Government National Mortgage Association: 2.4%
1,330,000		3.000%, due 07/20/42	1,424,970	0.2
800,000		3.000%, due 08/20/42	854,625	0.1
406,284		3.500%, due 12/15/41	448,010	0.1
285,687		3.500%, due 02/15/42	314,492	0.0
848,271		3.500%, due 03/20/42	929,424	0.1
2,436,070		4.000%, due 01/20/41	2,691,368	0.3
46,663		4.500%, due 07/20/33	51,966	0.0
68,747		4.500%, due 09/15/33	75,918	0.0
299,523		4.500%, due 09/20/33	333,474	0.1
114,550		4.500%, due 12/20/34	127,534	0.0
974,622		4.500%, due 11/15/39	1,074,151	0.1
549,705		4.500%, due 03/15/40	614,774	0.1
1,092,250		4.500%, due 04/15/40	1,201,402	0.1
369,944		4.500%, due 06/15/40	410,034	0.1
580,897		4.500%, due 01/20/41	644,925	0.1
873,043		4.500%, due 11/20/41	966,741	0.1
45,950		5.000%, due 07/20/33	51,164	0.0
100,750		5.000%, due 03/15/34	111,774	0.0
297,125		5.000%, due 06/15/34	329,636	0.0
77,453		5.000%, due 10/15/34	85,962	0.0
1,304,178		5.000%, due 05/15/39	1,439,952	0.2
1,758,738		5.000%, due 11/20/41	1,955,053	0.2
394,884		5.500%, due 11/15/32	442,519	0.1
1,423,911		5.500%, due 05/15/33	1,594,343	0.2
221,615		5.500%, due 08/15/33	248,140	0.0
42,552		5.500%, due 08/15/33	47,645	0.0
24,191		5.500%, due 12/15/33	27,374	0.0
7,104		6.000%, due 09/15/32	8,110	0.0
246,196		6.000%, due 09/15/32	281,042	0.0
22,000		6.000%, due 10/15/32	25,377	0.0
1,990		6.000%, due 10/15/32	2,272	0.0
444,028		6.000%, due 04/15/33	505,766	0.1
14,431		6.000%, due 04/15/34	16,505	0.0
88,343		6.000%, due 07/15/34	100,848	0.0
96,450		6.000%, due 07/15/34	110,102	0.0
225,567		6.000%, due 07/15/34	257,494	0.0
101,556		6.000%, due 09/15/34	115,296	0.0
218,866		6.000%, due 11/20/34	249,409	0.0
299,504		6.000%, due 02/20/35	341,301	0.1
59,134		6.000%, due 04/20/35	67,386	0.0
			20,578,278	2.4
		Other U.S. Agency Obligations: 0.1%
425,000		9.650%, due 11/02/18	631,268	0.1

		Total U.S. Government Agency Obligations
		(Cost $100,737,476)	108,849,223	12.5

ASSET-BACKED SECURITIES: 0.7%
		Home Equity Asset-Backed Securities: 0.2%
986,343	#	Bayview Financial Revolving Mortgage Loan Trust, 1.816%, 12/28/40	636,970	0.1
570,894		GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	487,317	0.0
1,204,000		Residential Funding Mortgage Securities II, Inc., 5.320%, 12/25/35	726,746	0.1
			1,851,033	0.2
		Other Asset-Backed Securities: 0.5%
267,809	#	Anthracite CDO I Ltd., 0.667%, 05/24/17	259,775	0.0
499,894	#	Capital Trust Re CDO Ltd., 5.160%, 06/25/35	509,292	0.1
379,819		Small Business Administration, 4.770%, 04/01/24	421,195	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities (continued)
533,860		Small Business Administration, 4.990%, 09/01/24	$604,409	0.1
1,902,112		Small Business Administration, 5.110%, 08/01/25	2,138,758	0.2
607,316		Small Business Administration, 5.180%, 05/01/24	679,428	0.1
			4,612,857	0.5
		Total Asset-Backed Securities
		(Cost $6,938,101)	6,463,890	0.7

		Total Long-Term Investments
		(Cost $728,843,655)	869,279,489	99.4

SHORT-TERM INVESTMENTS: 0.2%

		Securities Lending Collateral(cc)(1): 0.2%
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	1,000,000	0.1
561,331		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $561,345, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $572,558, due 11/30/12-07/01/40)	561,331	0.1
			1,561,331	0.2
		Total Short-Term Investments
		(Cost $1,561,331)	1,561,331	0.2

		Total Investments in Securities (Cost $730,404,986)	$870,840,820	99.6
		Assets in Excess of Other Liabilities	3,837,180	0.4
		Net Assets	$874,678,000	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $754,187,786.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$150,655,798
		Gross Unrealized Depreciation	(34,002,764)
		Net Unrealized Appreciation	$116,653,034

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$59,508,148	$—	$—	$59,508,148
Consumer Staples	53,258,445	20,739,564	—	73,998,009
Energy	56,883,405	—	—	56,883,405
Financials	107,246,252	—	—	107,246,252
Health Care	60,969,816	2,913,488	—	63,883,304
Industrials	81,560,089	—	—	81,560,089
Information Technology	40,726,035	—	—	40,726,035
Materials	15,536,744	—	—	15,536,744
Telecommunication Services	12,688,864	8,183,764	—	20,872,628
Utilities	9,040,081	—	—	9,040,081
Total Common Stock	497,417,879	31,836,816	—	529,254,695
Preferred Stock	1,142,632	858,427	—	2,001,059
Corporate Bonds/Notes	—	86,753,759	—	86,753,759
Collateralized Mortgage Obligations	—	16,018,871	—	16,018,871
Municipal Bonds	—	1,339,596	—	1,339,596
Short-Term Investments	—	1,561,331	—	1,561,331
U.S. Treasury Obligations	—	114,620,905	—	114,620,905
Asset-Backed Securities	—	5,694,823	769,067	6,463,890
U.S. Government Agency Obligations	—	108,849,223	—	108,849,223
Foreign Government Bonds	—	3,977,491	—	3,977,491
Total Investments, at fair value	$498,560,511	$371,511,242	$769,067	$870,840,820
Liabilities Table
Other Financial Instruments+
Short Positions	$(1,249,920)	$—	$—	$(1,249,920)
Total Liabilities	$(1,249,920)	$—	$—	$(1,249,920)

+                                         Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                                         The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 89.4%
		Consumer Discretionary: 11.8%
682,400		Comcast Corp. — Special Class A	$23,747,520	3.9
66,643	@	Kabel Deutschland Holding AG	4,757,307	0.8
55,210	@	Liberty Global, Inc.	3,354,008	0.6
140,116		Time Warner Cable, Inc.	13,319,427	2.2
77,470		Viacom - Class B	4,151,617	0.7
740,960		Virgin Media, Inc.	21,813,862	3.6
			71,143,741	11.8
		Energy: 13.5%
65,060		Cabot Oil & Gas Corp.	2,921,194	0.5
44,850	@	Cheniere Energy, Inc.	697,418	0.1
24,860		El Paso Pipeline Partners L.P.	925,289	0.1
2,950		EOG Resources, Inc.	330,548	0.1
159,410		EQT Corp.	9,405,190	1.6
476,331		Kinder Morgan, Inc./Delaware	16,919,277	2.8
37,520		Occidental Petroleum Corp.	3,228,971	0.5
202,650		QEP Resources, Inc.	6,415,899	1.1
311,790		Spectra Energy Corp.	9,154,155	1.5
550,691		Williams Cos., Inc.	19,257,664	3.2
180,600		Williams Partners L.P.	9,875,208	1.6
155,770	@	WPX Energy, Inc.	2,584,224	0.4
			81,715,037	13.5
		Financials: 0.8%
65,930		American Tower Corp.	4,706,743	0.8

		Telecommunication Services: 15.6%
3,632,060		Bezeq Israeli Telecommunication Corp., Ltd.	4,242,932	0.7
227,860		Cellcom Israel Ltd.	1,970,989	0.3
153,519		CenturyTel, Inc.	6,202,168	1.0
508,000		China Unicom Ltd.	827,842	0.1
47,160	@	Crown Castle International Corp.	3,022,956	0.5
309,170		Deutsche Telekom AG	3,802,101	0.6
218,824		Empresa Nacional de Telecom	4,560,129	0.8
517,620		Frontier Communications Corp.	2,536,338	0.4
4,500		KDDI Corp.	349,031	0.1
316,125		Mobile Telesystems OJSC ADR	5,538,510	0.9
88,040	@	SBA Communications Corp.	5,537,716	0.9
932,523		TDC A/S	6,803,898	1.1
9,689,343		Telecom Italia S.p.A. RNC	8,487,719	1.4
282,560		Telefonica Brasil SA ADR	6,142,854	1.0
63,599	@	Telenet Group Holding NV	2,843,266	0.5
288,769		Tim Participacoes SA ADR	5,550,140	0.9
3,818,965		Vodafone Group PLC	10,852,127	1.8
204,080		Windstream Corp.	2,063,249	0.4
5,024,500		XL Axiata Tbk PT	3,478,403	0.6
280,620		Ziggo NV	9,539,955	1.6
			94,352,323	15.6
		Telecommunications: 0.0%
33,800	@	Turkcell Iletisim Hizmet AS	206,132	0.0

		Utilities: 47.7%
1,012,210	@	AES Corp.	11,103,944	1.8
317,360		AES Gener SA	192,222	0.0
39,380		AGL Energy Ltd.	610,115	0.1
68,430		AGL Resources, Inc.	2,799,471	0.5
3,122,049		Aguas Andinas SA	2,094,244	0.4
158,430		American Electric Power Co., Inc.	6,961,414	1.2
35,591		APA Group	174,599	0.0
17,770		Atmos Energy Corp.	635,988	0.1
730,630	@	Calpine Corp.	12,639,899	2.1
355,250		CenterPoint Energy, Inc.	7,566,825	1.3
181,871		CEZ A/S	6,786,048	1.1
136,780	@	China Hydroelectric Corp. ADR ADR	221,584	0.0
331,000		China Longyuan Power Group Corp.	216,915	0.0
56,400		Cia de Saneamento Basico do Estado de Sao Paulo	2,294,949	0.4
123,020		Cia Paranaense de Energia ADR	2,019,988	0.3
163,400		Cia Paranaense de Energia	2,667,920	0.4
771,860		CMS Energy Corp.	18,177,303	3.0
131,700		Cia de Saneamento de Minas Gerais-COPASA	2,991,632	0.5
50,300		CPFL Energia S.A.	553,306	0.1
9,410		Duke Energy Corp.	609,768	0.1
515,360		E.CL SA	1,258,441	0.2
345,840		Edison International	15,801,430	2.6
676,900		EDP - Energias do Brasil S.A.	4,247,216	0.7
1,868,925	@	EDP Renovaveis S.A.	8,378,953	1.4
440,743		Enagas	8,691,550	1.5
9,619,195	@	Enel OGK - 5 OJSC	567,808	0.1
73,220		Energen Corp.	3,837,460	0.6
5,944,522		Energias de Portugal S.A.	16,331,745	2.7
168,990		FirstEnergy Corp.	7,452,459	1.2
327,577		Gaz de France	7,302,357	1.2
2,107,860	@	GenOn Energy, Inc.	5,332,886	0.9
171,430		Great Plains Energy, Inc.	3,816,032	0.6
1,372,801		Iberdrola S.A.	6,224,295	1.0
98,730		ITC Holdings Corp.	7,462,013	1.2
302,920		Light S.A.	3,520,432	0.6
534,262		National Grid PLC	5,893,386	1.0
128,040		NextEra Energy, Inc.	9,005,053	1.5
156,970		NiSource, Inc.	3,999,596	0.7
150,510		Northeast Utilities	5,753,997	1.0
426,634		NRG Energy, Inc.	9,125,701	1.5
172,290		NV Energy, Inc.	3,102,943	0.5
170,130		OGE Energy Corp.	9,435,410	1.6
9,588,316	@	E.ON Russia OJSC	841,571	0.1
33,620		Oneok, Inc.	1,624,182	0.3

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
84,100		Pacific Gas & Electric Co.	$3,588,547	0.6
269,540		PPL Corp.	7,830,137	1.3
346,290		Public Service Enterprise Group, Inc.	11,143,612	1.8
172,487		Red Electrica de Espana	8,175,251	1.4
71,210		RWE AG	3,186,509	0.5
279,244		Scottish & Southern Energy PLC	6,283,757	1.1
165,540		Sempra Energy	10,675,675	1.8
119,150		Suez Environnement S.A.	1,347,770	0.2
46,550		Terna Participacoes SA	1,648,682	0.3
1,944,275,138	@	TGK-1 OAO	423,813	0.1
119,600		Tractebel Energia S.A.	1,884,928	0.3
110,948		United Utilities Group PLC	1,282,686	0.2
			287,796,417	47.7
		Total Common Stock
		(Cost $470,643,849)	539,920,393	89.4

PREFERRED STOCK: 4.8%
		Utilities: 4.8%
332,750		Cia Energetica de Minas Gerais	4,037,810	0.7
106,130	@	NextEra Energy, Inc.	5,810,617	1.0
118,530	@	NextEra Energy, Inc.	6,141,039	1.0
116,250	@	PPL Corp.	6,358,875	1.1
116,380	@	PPL Corp.	6,279,865	1.0

		Total Preferred Stock
		(Cost $28,381,159)	28,628,206	4.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 2.9%
		Consumer Discretionary: 0.8%
2,691,000		Virgin Media, Inc., 6.500%, 11/15/16	$4,650,384	0.8

		Energy: 0.6%
3,235,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	3,530,194	0.6

		Telecommunication Services: 0.7%
2,019,000		SBA Communications Corp., 4.000%, 10/01/14	4,287,851	0.7

		Utilities: 0.8%
3,881,000		GenOn Energy, Inc., 9.875%, 10/15/20	4,327,315	0.7
910,000	#	Viridian Group FundCo II, 11.125%, 04/01/17	914,550	0.1
			5,241,865	0.8
		Total Corporate Bonds/Notes
		(Cost $13,702,971)	17,710,294	2.9

		Total Investments in Securities (Cost $512,727,979)	$586,258,893	97.1
		Assets in Excess of Other Liabilities	17,623,337	2.9
		Net Assets	$603,882,230	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $512,727,979.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$97,812,511
		Gross Unrealized Depreciation	(24,281,597)
		Net Unrealized Appreciation	$73,530,914

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$66,386,434	$4,757,307	$—	$71,143,741
Energy	81,715,037	—	—	81,715,037
Financials	4,706,743	—	—	4,706,743
Telecommunication Services	52,665,004	41,687,319	—	94,352,323
Telecommunications	—	206,132	—	206,132
Utilities	213,696,529	74,099,888	—	287,796,417
Total Common Stock	419,169,747	120,750,646	—	539,920,393
Preferred Stock	10,178,849	18,449,357	—	28,628,206
Corporate Bonds/Notes	—	17,710,294	—	17,710,294
Total Investments, at fair value	$429,348,596	$156,910,297	$—	$586,258,893
Other Financial Instruments+
Forward Foreign Currency Contracts	—	210,527	—	210,527
Total Assets	$429,348,596	$157,120,824	$—	$586,469,420
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,643,200)	$—	$(2,643,200)
Total Liabilities	$—	$(2,643,200)	$—	$(2,643,200)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

                        There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	488,354	Buy	10/12/12	$640,061	$627,636	$(12,425)
Barclays Bank PLC	EU Euro	283,028	Buy	10/12/12	365,086	363,750	(1,336)
Barclays Bank PLC	EU Euro	219,237	Buy	10/12/12	275,537	281,765	6,228
Barclays Bank PLC	EU Euro	218,860	Buy	10/12/12	270,284	281,281	10,997
Citigroup, Inc.	EU Euro	177,207	Buy	10/12/12	228,959	227,748	(1,211)
Citigroup, Inc.	EU Euro	577,973	Buy	10/12/12	746,766	742,816	(3,950)
Credit Suisse First Boston	EU Euro	137,692	Buy	10/12/12	179,519	176,963	(2,556)
Credit Suisse First Boston	EU Euro	435,020	Buy	10/12/12	556,107	559,091	2,984
Credit Suisse First Boston	EU Euro	94,940	Buy	10/12/12	121,366	122,017	651
Deutsche Bank AG	EU Euro	36,467	Buy	10/12/12	46,898	46,868	(30)
Deutsche Bank AG	EU Euro	893,277	Buy	10/12/12	1,153,933	1,148,047	(5,886)
Merrill Lynch & Co., Inc.	British Pound	276,718	Buy	10/12/12	448,683	446,828	(1,855)
Merrill Lynch & Co., Inc.	EU Euro	54,952	Buy	10/12/12	70,675	70,624	(51)
Merrill Lynch & Co., Inc.	EU Euro	192,232	Buy	10/12/12	247,237	247,058	(179)
Merrill Lynch & Co., Inc.	EU Euro	238,974	Buy	10/12/12	298,940	307,132	8,192
UBS Warburg LLC	EU Euro	37,272	Buy	10/12/12	48,192	47,902	(290)
UBS Warburg LLC	EU Euro	80,263	Buy	10/12/12	99,155	103,155	4,000

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS Warburg LLC	EU Euro	439,559	Buy	10/12/12	$541,929	$564,925	$22,996
UBS Warburg LLC	EU Euro	540,305	Buy	10/12/12	661,925	694,405	32,480
UBS Warburg LLC	EU Euro	158,502	Buy	10/12/12	194,180	203,708	9,528
UBS Warburg LLC	EU Euro	18,666	Buy	10/12/12	23,008	23,990	982
UBS Warburg LLC	EU Euro	231,617	Buy	10/12/12	284,796	297,676	12,880
Westpac Bank	EU Euro	121,681	Buy	10/12/12	159,054	156,385	(2,669)
							$79,480

Barclays Bank PLC	EU Euro	101,391	Sell	10/12/12	$132,888	$130,308	$2,580
Barclays Bank PLC	British Pound	146,525	Sell	10/12/12	236,463	236,600	(137)
Barclays Bank PLC	British Pound	23,746	Sell	10/12/12	38,256	38,343	(87)
Barclays Bank PLC	EU Euro	49,392	Sell	10/12/12	62,076	63,479	(1,403)
Barclays Bank PLC	EU Euro	40,362	Sell	10/12/12	49,845	51,873	(2,028)
Barclays Bank PLC	EU Euro	89,662	Sell	10/12/12	110,977	115,235	(4,258)
Barclays Bank PLC	British Pound	50,074	Sell	10/12/12	78,541	80,857	(2,316)
Barclays Bank PLC	British Pound	7,915,117	Sell	10/12/12	12,283,549	12,780,871	(497,322)
Citigroup, Inc.	British Pound	183,550	Sell	10/12/12	293,676	296,386	(2,710)
Citigroup, Inc.	EU Euro	45,689	Sell	10/12/12	58,342	58,720	(378)
Citigroup, Inc.	EU Euro	83,060	Sell	10/12/12	103,179	106,749	(3,570)
Citigroup, Inc.	British Pound	113,876	Sell	10/12/12	178,657	183,881	(5,224)
Citigroup, Inc.	British Pound	41,587	Sell	10/12/12	64,454	67,152	(2,698)
Credit Suisse First Boston	EU Euro	13,027	Sell	10/12/12	16,160	16,743	(583)
Credit Suisse First Boston	EU Euro	15,513	Sell	10/12/12	19,097	19,937	(840)
Credit Suisse First Boston	EU Euro	2,444,360	Sell	10/12/12	3,011,281	3,141,512	(130,231)
Credit Suisse First Boston	EU Euro	11,570	Sell	10/12/12	14,197	14,869	(672)
Credit Suisse First Boston	EU Euro	8,678,412	Sell	10/12/12	10,651,059	11,153,568	(502,509)
Deutsche Bank AG	EU Euro	5,005,000	Sell	10/12/12	6,288,682	6,432,467	(143,785)
Deutsche Bank AG	EU Euro	24,440	Sell	10/12/12	30,625	31,410	(785)
Deutsche Bank AG	EU Euro	231,789	Sell	10/12/12	286,362	297,898	(11,536)
Deutsche Bank AG	EU Euro	200,202	Sell	10/12/12	246,114	257,301	(11,187)
Deutsche Bank AG	British Pound	7,915,117	Sell	10/12/12	12,282,995	12,780,871	(497,876)
Goldman Sachs & Co.	EU Euro	177,856	Sell	10/12/12	218,770	228,582	(9,812)
Goldman Sachs & Co.	EU Euro	39,017	Sell	10/12/12	48,086	50,145	(2,059)
JPMorgan Chase & Co.	Brazilian Real	12,498,949	Sell	10/02/12	6,099,131	6,165,470	(66,339)
JPMorgan Chase & Co.	British Pound	2,601,000	Sell	10/12/12	4,029,352	4,199,944	(170,592)
JPMorgan Chase & Co.	EU Euro	8,678,413	Sell	10/12/12	10,651,085	11,153,568	(502,483)
Merrill Lynch & Co., Inc.	EU Euro	35,850	Sell	10/12/12	44,384	46,075	(1,691)
Merrill Lynch & Co., Inc.	EU Euro	112,804	Sell	10/12/12	144,316	144,976	(660)
UBS Warburg LLC	Brazilian Real	12,498,949	Sell	12/04/12	6,089,919	6,115,164	(25,245)
UBS Warburg LLC	EU Euro	174,104	Sell	10/12/12	214,014	223,760	(9,746)
UBS Warburg LLC	EU Euro	21,323,145	Sell	12/17/12	27,517,413	27,424,916	92,497
Westpac Bank	EU Euro	161,024	Sell	10/12/12	210,481	206,949	3,532
							$(2,512,153)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2012 (Unaudited) (continued)

The following short positions were held by the ING MFS Utilities Portfolio at September 30, 2012:

Shares	Description	Fair Value
(34,720)	ADT Corp.	$(1,249,920)
	Proceeds $(1,228,406)	$(1,249,920)

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Finland: 2.9%
197,094		Kone OYJ	$13,660,390	2.9

		France: 6.2%
255,347		Legrand S.A.	9,624,953	2.1
222,747		Sanofi-Aventis	19,061,904	4.1
			28,686,857	6.2
		Germany: 3.4%
225,010		SAP AG	16,012,476	3.4

		Ireland: 5.1%
338,522		Accenture PLC	23,706,695	5.1

		Italy: 1.6%
948,029		Davide Campari-Milano S.p.A.	7,462,597	1.6

		Netherlands: 2.0%
764,995	@	DE Master Blenders 1753 NV	9,224,853	2.0

		Sweden: 3.7%
420,575		Swedish Match AB	17,025,566	3.7

		Switzerland: 9.7%
709,310		Nestle S.A.	44,755,599	9.7

		United Kingdom: 32.6%
400,477		Admiral Group PLC	6,825,311	1.5
841,138		British American Tobacco PLC	43,220,671	9.3
555,489		Diageo PLC	15,641,592	3.4
371,296		Experian Group Ltd.	6,182,362	1.3
531,752		Imperial Tobacco Group PLC	19,699,642	4.2
496,227		Reckitt Benckiser PLC	28,589,952	6.2
844,215		Unilever PLC	30,824,011	6.7
			150,983,541	32.6
		United States: 29.8%
385,971		Dr Pepper Snapple Group, Inc.	17,187,289	3.7
221,921		Herbalife Ltd.	10,519,055	2.3
338,713		Kraft Foods, Inc.	14,005,782	3.0
123,363		Mead Johnson Nutrition Co.	9,040,041	2.0
704,306		Microsoft Corp.	20,974,233	4.5
157,613		Moody’s Corp.	6,961,766	1.5
321,047		Philip Morris International, Inc.	28,874,967	6.2
298,705		Procter & Gamble Co.	20,718,179	4.5
71,212		Visa, Inc.	9,562,347	2.1
			137,843,659	29.8
		Total Common Stock
		(Cost $355,864,194)	449,362,233	97.0

		Assets in Excess of Other Liabilities	13,672,954	3.0
		Net Assets	$463,035,187	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $357,216,961.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$96,020,496
		Gross Unrealized Depreciation	(3,875,224)
		Net Unrealized Appreciation	$92,145,272

Industry Diversification	Percentage of Net Assets
Consumer Staples	62.8%
Information Technology	15.1
Industrials	6.3
Health Care	4.1
Agriculture	3.7
Beverages	2.0
Financials	1.5
Insurance	1.5
Assets in Excess of Other Liabilities	3.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Finland	$—	$13,660,390	$—	$13,660,390
France	—	28,686,857	—	28,686,857
Germany	—	16,012,476	—	16,012,476
Ireland	23,706,695	—	—	23,706,695
Italy	—	7,462,597	—	7,462,597
Netherlands	—	9,224,853	—	9,224,853
Sweden	—	17,025,566	—	17,025,566
Switzerland	—	44,755,599	—	44,755,599
United Kingdom	—	150,983,541	—	150,983,541
United States	137,843,659	—	—	137,843,659
Total Common Stock	161,550,354	287,811,879	—	449,362,233
Total Investments, at fair value	$161,550,354	$287,811,879	$—	$449,362,233

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.0%
188,594	@	Oppenheimer Capital Appreciation Fund/VA	$8,584,812	16.5
348,913	@	Oppenheimer Commodity Strategy Total Return Fund	1,186,303	2.3
700,684	@	Oppenheimer Core Bond Fund/VA	5,724,586	11.0
66,272	@	Oppenheimer Developing Markets Fund	2,226,061	4.3
9,674	@	Oppenheimer Discovery Fund	678,746	1.3
9,434	@	Oppenheimer Gold & Special Minerals Fund	344,454	0.7
477,083	@	Oppenheimer International Bond Fund	3,115,350	6.0
217,852	@	Oppenheimer International Growth Fund	6,369,995	12.3
22,685	@	Oppenheimer International Small Company Fund	487,490	0.9
319,170	@	Oppenheimer Limited-Term Government Fund	3,003,388	5.8
134,900	@	Oppenheimer Main Street Small Cap Fund/VA	2,622,457	5.0
64,667	@	Oppenheimer Master Event-Linked Bond Fund	786,183	1.5
71,051	@	Oppenheimer Master Inflation Protected Securities Fund	865,658	1.7
184,539	@	Oppenheimer Quest International Value Fund	2,651,825	5.1
31,338	@	Oppenheimer Real Estate Fund	709,186	1.4
58,413	@	Oppenheimer Rising Dividend Fund	1,040,332	2.0
470,143	@	Oppenheimer Value Fund	11,015,456	21.2

		Total Mutual Funds
		(Cost $40,832,468)	51,412,282	99.0
SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
646,646	@	Oppenheimer Institutional Money Market Fund
		(Cost $646,646)	646,646	1.3

		Total Short-Term Investments
		(Cost $646,646)	646,646	1.3

		Total Investments in Securities (Cost $41,479,114)	$52,058,928	100.3
		Liabilities in Excess of Other Assets	(150,938)	(0.3)
		Net Assets	$51,907,990	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $43,321,047.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$8,737,881
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$8,737,881

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$51,412,282	$—	$—	$51,412,282
Short-Term Investments	646,646	—	—	646,646
Total Investments, at fair value	$52,058,928	$—	$—	$52,058,928

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 87.5%
			Consumer Discretionary: 19.0%
1,075,000			Affinion Group, Inc., 7.875%, 12/15/18	$884,187	0.1
600,000			AMC Networks, Inc., 7.750%, 07/15/21	681,000	0.1
3,000,000			Ameristar Casinos, Inc., 7.500%, 04/15/21	3,240,000	0.4
484,112			Caesars Entertainment Operating Co., Inc., 5.470%, 01/28/18	441,233	0.0
750,000		#	Carlson Wagonlit BV, 6.875%, 06/15/19	791,250	0.1
EUR	250,000		Carlson Wagonlit BV, 7.500%, 06/15/19	333,310	0.0
1,500,000			CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 04/30/18	1,631,250	0.2
900,000			CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	1,021,500	0.1
1,000,000			CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,010,000	0.1
1,000,000			CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,075,000	0.1
2,000,000			CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, 01/31/22	2,195,000	0.2
1,000,000			CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	1,087,500	0.1
500,000		L	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	547,500	0.1
350,000		#	Ceridian Corp., 8.875%, 07/15/19	379,750	0.0
250,000		#	Chester Downs & Marina LLC, 9.250%, 02/01/20	252,500	0.0
2,500,000			CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	2,681,250	0.3
1,500,000			Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,612,500	0.2
2,000,000			Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	2,165,000	0.2
2,500,000			Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	2,450,000	0.3
EUR	2,500,000		Conti-Gummi Finance BV, 7.125%, 10/15/18	3,448,752	0.4
EUR	500,000		Conti-Gummi Finance BV, 7.500%, 09/15/17	691,061	0.1
1,500,000		#	Continental Rubber Of America Corp., 4.500%, 09/15/19	1,536,000	0.2
2,000,000			Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	2,175,000	0.2
1,300,000		#	CSC Holdings LLC, 6.750%, 11/15/21	1,439,750	0.2
2,000,000			CSC Holdings LLC, 7.625%, 07/15/18	2,315,000	0.3
3,000,000			CSC Holdings LLC, 7.875%, 02/15/18	3,480,000	0.4
3,000,000			CSC Holdings LLC, 8.625%, 02/15/19	3,570,000	0.4
2,000,000			DineEquity, Inc., 9.500%, 10/30/18	2,265,000	0.2
1,000,000		#	DISH DBS Corp., 5.875%, 07/15/22	1,030,000	0.1
1,500,000			DISH DBS Corp., 6.625%, 10/01/14	1,631,250	0.2
2,000,000			DISH DBS Corp., 6.750%, 06/01/21	2,190,000	0.2
4,000,000			DISH DBS Corp., 7.125%, 02/01/16	4,440,000	0.5
2,400,000			DISH DBS Corp., 7.875%, 09/01/19	2,802,000	0.3
2,000,000			Easton-Bell Sports, Inc., 9.750%, 12/01/16	2,167,500	0.2
1,500,000			Emergency Medical Services Corp., 8.125%, 06/01/19	1,597,500	0.2
1,884,000			Entravision Communications Corp., 8.750%, 08/01/17	2,044,140	0.2
1,000,000		L	Exide Technologies, 8.625%, 02/01/18	871,250	0.1
3,000,000			Getty Images, Inc. - BL, 02/10/13	2,977,500	0.3
1,500,000		L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,668,750	0.2
CAD	1,000,000	#	Great Canadian Gaming Corp., 6.625%, 07/25/22	1,054,064	0.1
1,000,000			Harrah’s Operating Co., Inc., 10.000%, 12/15/18	660,000	0.1
2,250,000			Harrah’s Operating Co., Inc., 11.250%, 06/01/17	2,430,000	0.3
750,000		#	Hyva Global BV, 8.625%, 03/24/16	678,750	0.1
500,000		#	inVentiv Health, Inc., 10.000%, 08/15/18	442,500	0.0
1,000,000		#, L	Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.500%, 12/01/19	1,127,500	0.1
250,000		#	Jaguar Land Rover PLC, 7.750%, 05/15/18	270,937	0.0
1,000,000		#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,093,750	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Consumer Discretionary (continued)
1,000,000			Jarden Corp., 7.500%, 01/15/20	$1,110,000	0.1
1,000,000			Jarden Corp., 8.000%, 05/01/16	1,072,500	0.1
500,000			Lamar Media Corp., 5.875%, 02/01/22	535,000	0.1
2,000,000			Lamar Media Corp., 7.875%, 04/15/18	2,220,000	0.2
484,000			Lear Corp., 7.875%, 03/15/18	534,820	0.1
1,000,000		L	Levi Strauss & Co., 7.625%, 05/15/20	1,085,000	0.1
325,000			Limited Brands, Inc., 7.000%, 05/01/20	370,500	0.0
750,000			Ltd. Brands, Inc., 5.625%, 02/15/22	811,875	0.1
850,000			Ltd. Brands, Inc., 6.625%, 04/01/21	969,000	0.1
300,000		L	Marina District Finance Co., Inc., 9.500%, 10/15/15	304,125	0.0
750,000		L	Marina District Finance Co., Inc., 9.875%, 08/15/18	755,625	0.1
750,000			McClatchy Co., 11.500%, 02/15/17	810,000	0.1
1,000,000			MGM Mirage, 7.500%, 06/01/16	1,075,000	0.1
2,500,000			MGM Mirage, 7.625%, 01/15/17	2,662,500	0.3
1,500,000		#	MGM Resorts International, 6.750%, 10/01/20	1,503,750	0.2
1,000,000		#	MGM Resorts International, 8.625%, 02/01/19	1,095,000	0.1
2,000,000			MGM Resorts International, 9.000%, 03/15/20	2,242,500	0.2
1,000,000			MGM Resorts International, 10.375%, 05/15/14	1,130,000	0.1
2,000,000			MGM Resorts International, 10.000%, 11/01/16	2,300,000	0.3
3,000,000			MGM Resorts International, 11.125%, 11/15/17	3,333,750	0.4
EUR	400,000		Nara Cable Funding Ltd., 8.875%, 12/01/18	472,898	0.1
500,000		#	Nara Cable Funding Ltd., 8.875%, 12/01/18	458,750	0.1
300,000			New Albertsons, Inc., 6.570%, 02/23/28	164,250	0.0
1,000,000			New Albertsons, Inc., 7.750%, 06/15/26	617,500	0.1
1,000,000			Newsday Term A LLC, 10.500%, 08/01/13	1,005,000	0.1
1,250,000		#	Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,248,438	0.1
3,000,000			Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,397,500	0.4
1,302,000			Nielsen Finance LLC/Nielsen Finance Co., 11.500%, 05/01/16	1,461,495	0.2
200,000			Oshkosh Corp., 8.250%, 03/01/17	221,000	0.0
200,000			Oshkosh Corp., 8.500%, 03/01/20	225,000	0.0
2,000,000		#, L	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,230,000	0.2
1,500,000			Phillips-Van Heusen Corp., 7.375%, 05/15/20	1,702,500	0.2
1,000,000		#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	935,000	0.1
550,000			Production Resource Group, Inc., 8.875%, 05/01/19	387,750	0.0
1,000,000			Quebecor Media, Inc., 7.750%, 03/15/16	1,032,500	0.1
1,879,000			Quebecor Media, Inc., 7.750%, 03/15/16	1,940,068	0.2
2,227,500			Quintiles Transnational Corp., 5.000%, 06/08/18	2,243,649	0.2
1,500,000		#	QVC, Inc., 7.375%, 10/15/20	1,668,897	0.2
1,500,000		#	QVC, Inc., 7.500%, 10/01/19	1,660,625	0.2
2,000,000		L	Regal Entertainment Group, 9.125%, 08/15/18	2,245,000	0.2
2,500,000			Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 04/15/19	2,650,000	0.3
1,500,000		L	Roadhouse Financing, Inc., 10.750%, 10/15/17	1,470,000	0.2
250,000			Ryland Group, Inc./The, 5.375%, 10/01/22	251,250	0.0
750,000			Sally Holdings LLC / Sally Capital, Inc., 5.750%, 06/01/22	802,500	0.1
650,000			Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	726,375	0.1
EUR	1,000,000	L	Schaeffler Finance BV, 7.750%, 02/15/17	1,429,554	0.2
1,000,000		#	Schaeffler Finance BV, 7.750%, 02/15/17	1,110,000	0.1
2,000,000		#	Schaeffler Finance BV, 8.500%, 02/15/19	2,250,000	0.2
EUR	500,000		Schaeffler Finance BV, 8.750%, 02/15/19	729,266	0.1
750,000			Scientific Games Corp., 8.125%, 09/15/18	823,125	0.1
1,000,000		#	Scientific Games International, Inc., 6.250%, 09/01/20	1,006,250	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Consumer Discretionary (continued)
675,000		#	Seneca Gaming Corp., 8.250%, 12/01/18	$712,125	0.1
500,000			ServiceMaster Co/TN, 8.000%, 02/15/20	532,500	0.1
1,000,000		#	Sinclair Television Group, Inc., 6.125%, 10/01/22	1,006,250	0.1
300,000			Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 03/15/20	322,500	0.0
309,000		#	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	331,403	0.0
633,000		#	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.500%, 10/01/18	680,475	0.1
750,000			Tenneco, Inc., 7.750%, 08/15/18	819,375	0.1
2,067,000			Tomkins LLC / Tomkins, Inc., 9.000%, 10/01/18	2,315,040	0.3
3,530,000		#	TRW Automotive, Inc., 7.250%, 03/15/17	4,050,675	0.4
EUR	250,000	#	Unitymedia GmbH/Old, 9.500%, 03/15/21	361,420	0.0
EUR	2,500,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 09/15/22	3,164,435	0.3
EUR	350,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	492,495	0.1
750,000		#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	826,875	0.1
1,500,000		#	Univision Communications, Inc., 6.750%, 09/15/22	1,507,500	0.2
1,000,000		#	Univision Communications, Inc., 6.875%, 05/15/19	1,035,000	0.1
4,500,000		#	Univision Communications, Inc., 7.875%, 11/01/20	4,837,500	0.5
500,000		#	UR Financing Escrow Corp., 5.750%, 07/15/18	529,375	0.1
1,250,000		#	UR Financing Escrow Corp., 7.375%, 05/15/20	1,346,875	0.1
2,500,000		#	UR Financing Escrow Corp., 7.625%, 04/15/22	2,743,750	0.3
1,000,000			Visant Corp., 10.000%, 10/01/17	995,000	0.1
1,500,000			WMG Acquisition Corp., 9.500%, 06/15/16	1,644,375	0.2
1,000,000		#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	1,075,000	0.1
350,000		#	Wolverine World Wide, Inc., 6.125%, 10/15/20	362,250	0.0
750,000		#, L	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	765,000	0.1
2,000,000			Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	2,235,000	0.2
				175,756,962	19.0
			Consumer Staples: 4.6%
1,442,000		#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,515,902	0.2
1,986,000		&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	2,033,167	0.2
2,000,000			Central Garden and Pet Co., 8.250%, 03/01/18	2,130,000	0.2
1,000,000			Constellation Brands, Inc., 4.625%, 03/01/23	1,025,000	0.1
1,000,000			Constellation Brands, Inc., 7.250%, 05/15/17	1,172,500	0.1
14,063			Constellation Brands, Inc., 06/28/20	14,062	0.0
2,000,000			Del Monte Corp., 7.625%, 02/15/19	2,067,500	0.2
2,500,000		L	Hertz Corp./The, 6.750%, 04/15/19	2,650,000	0.3
2,500,000			Hertz Corp./The, 7.375%, 01/15/21	2,700,000	0.3
1,050,000		#, L	Live Nation Entertainment, Inc., 8.125%, 05/15/18	1,134,000	0.1
2,500,000			Michael Foods, Inc., 9.750%, 07/15/18	2,800,000	0.3
1,500,000		L	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,436,250	0.2
500,000		#	Post Holdings, Inc., 7.375%, 02/15/22	533,750	0.1
750,000			Prestige Brands, Inc., 8.125%, 02/01/20	840,000	0.1
2,250,000		#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.750%, 10/15/20	2,252,813	0.2
500,000			Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 02/15/21	530,000	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Staples (continued)
1,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.750%, 10/15/16	$1,045,000	0.1
1,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 08/15/19	1,085,000	0.1
2,500,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 05/15/18	2,550,000	0.3
2,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.000%, 04/15/19	2,050,000	0.2
3,750,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	4,007,813	0.4
750,000	#	Simmons Foods, Inc., 10.500%, 11/01/17	650,625	0.1
2,500,000	L	Smithfield Foods, Inc., 7.750%, 07/01/17	2,825,000	0.3
1,500,000		Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	1,698,750	0.2
750,000	#	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	849,375	0.1
1,000,000		TreeHouse Foods, Inc., 7.750%, 03/01/18	1,095,000	0.1
			42,691,507	4.6
		Energy: 9.4%
1,250,000		Arch Coal, Inc., 7.250%, 06/15/21	1,050,000	0.1
1,000,000	L	Arch Coal, Inc., 7.250%, 10/01/20	845,000	0.1
1,000,000	L	Arch Coal, Inc., 7.000%, 06/15/19	845,000	0.1
200,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 6.625%, 10/01/20	204,000	0.0
250,000		Atwood Oceanics, Inc., 6.500%, 02/01/20	268,750	0.0
1,125,000		Berry Petroleum Co., 6.750%, 11/01/20	1,203,750	0.1
350,000		Bristow Group, Inc., 6.250%, 10/15/22	359,625	0.0
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,080,000	0.1
2,125,000	L	Chesapeake Energy Corp., 9.500%, 02/15/15	2,350,781	0.3
710,000		Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	738,844	0.1
100,000		Cie Generale de Geophysique-Veritas, 9.500%, 05/15/16	108,500	0.0
276,000	#	Coffeyville Resources LLC, 9.000%, 04/01/15	296,010	0.0
1,000,000		Colorado Interstate Gas Co., 6.850%, 06/15/37	1,177,329	0.1
2,100,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	2,325,750	0.2
1,750,000		Consol Energy, Inc., 8.250%, 04/01/20	1,841,875	0.2
3,000,000		Consol Energy, Inc., 8.000%, 04/01/17	3,150,000	0.3
275,000		Continental Resources, Inc., 7.375%, 10/01/20	309,375	0.0
50,000		Continental Resources, Inc., 8.250%, 10/01/19	56,500	0.0
1,500,000		Continental Resources, Inc./OK, 7.125%, 04/01/21	1,695,000	0.2
1,500,000		Denbury Resources, Inc., 8.250%, 02/15/20	1,698,750	0.2
1,000,000		Denbury Resources, Inc., 9.750%, 03/01/16	1,077,500	0.1
750,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	747,187	0.1
150,000		El Paso Corp., 8.050%, 10/15/30	177,751	0.0
625,000		El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	744,720	0.1
1,850,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	2,109,000	0.2
2,500,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	2,821,082	0.3
500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 6.875%, 05/01/19	535,625	0.1
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	951,165	0.1
1,500,000	L	Forest Oil Corp., 7.250%, 06/15/19	1,496,250	0.2
1,500,000		Forest Oil Corp., 8.500%, 02/15/14	1,624,687	0.2
500,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	520,625	0.1
4,000,000		Kinder Morgan Finance Co. ULC, 5.700%, 01/05/16	4,338,584	0.5
2,050,000		Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,255,000	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
750,000			MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	$787,500	0.1
600,000			MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	652,500	0.1
1,050,000			Newfield Exploration Co., 6.875%, 02/01/20	1,157,625	0.1
2,250,000			Newfield Exploration Co., 7.125%, 05/15/18	2,385,000	0.3
1,500,000		#	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17	1,380,000	0.1
1,500,000		#, L	NGPL PipeCo LLC, 7.119%, 12/15/17	1,601,250	0.2
1,000,000		#	NGPL PipeCo LLC, 9.625%, 06/01/19	1,142,500	0.1
1,000,000			Oasis Petroleum, Inc., 6.500%, 11/01/21	1,060,000	0.1
2,000,000		#	OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18	1,810,000	0.2
1,250,000		#	Peabody Energy Corp., 6.000%, 11/15/18	1,256,250	0.1
1,000,000		#	Peabody Energy Corp., 6.250%, 11/15/21	1,000,000	0.1
500,000			Peabody Energy Corp., 6.500%, 09/15/20	513,750	0.1
1,500,000			Petrohawk Energy Corp., 7.250%, 08/15/18	1,706,603	0.2
1,750,000			Plains Exploration & Production Co. - BL SR, 09/04/13	1,736,875	0.2
1,000,000			Plains Exploration & Production Co., 6.625%, 05/01/21	1,020,000	0.1
1,500,000			Plains Exploration & Production Co., 6.750%, 02/01/22	1,530,000	0.2
2,500,000			Plains Exploration & Production Co., 7.625%, 04/01/20	2,681,250	0.3
1,000,000			Quicksilver Resources, Inc., 11.750%, 01/01/16	1,015,000	0.1
1,000,000			Range Resources Corp., 5.750%, 06/01/21	1,080,000	0.1
1,000,000			Range Resources Corp., 6.750%, 08/01/20	1,105,000	0.1
500,000			Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	506,875	0.1
1,475,000			Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/01/18	1,581,938	0.2
2,000,000		#	Rockies Express Pipeline LLC, 5.625%, 04/15/20	1,910,000	0.2
5,000,000			SandRidge Energy, Inc., 7.500%, 03/15/21	5,175,000	0.6
2,000,000		#	SandRidge Energy, Inc., 8.125%, 10/15/22	2,132,500	0.2
5,260,000		±, X	SemGroup Corp. Escrow, 8.750%, 11/15/15	—	—
4,000,000			Sonat, Inc., 7.000%, 02/01/18	4,368,932	0.5
750,000		#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.375%, 08/01/22	798,750	0.1
1,250,000			Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	1,375,000	0.1
500,000		#	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	513,750	0.1
264,000			Thermon Industries, Inc., 9.500%, 05/01/17	295,350	0.0
600,000			Whiting Petroleum Corp., 6.500%, 10/01/18	646,500	0.1
				86,929,713	9.4
			Financials: 12.0%
3,000,000			American International Group, Inc., 8.175%, 05/15/58	3,686,250	0.4
2,000,000		Z	Ally Financial, Inc., 06/15/15	1,765,000	0.2
2,500,000		L	Ally Financial, Inc., 8.000%, 11/01/31	2,889,025	0.3
2,500,000			Ally Financial, Inc., 5.500%, 02/15/17	2,616,242	0.3
2,500,000			Ally Financial, Inc., 7.500%, 12/31/13	2,643,750	0.3
2,500,000			Ally Financial, Inc., 7.500%, 09/15/20	2,878,125	0.3
5,000,000			Ally Financial, Inc., 8.300%, 02/12/15	5,550,000	0.6
GBP	1,000,000	L	American International Group, Inc., 8.625%, 05/22/38	1,873,173	0.2
1,000,000		#	Ashtead Capital, 6.500%, 07/05/22	1,053,750	0.1
GBP	1,000,000		Barclays Bank PLC, 14.000%, 11/29/49	2,030,423	0.2
1,250,000		#	Brickman Group Holdings, Inc., 9.125%, 11/01/18	1,287,500	0.1
2,500,000			CIT Group, Inc., 4.250%, 08/15/17	2,607,520	0.3
2,000,000			CIT Group, Inc., 5.250%, 03/15/18	2,155,000	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
1,000,000			CIT Group, Inc., 5.000%, 05/15/17	$1,072,500	0.1
1,000,000		#	CIT Group, Inc., 5.500%, 02/15/19	1,087,500	0.1
3,000,000			CIT Group, Inc., 5.000%, 08/15/22	3,136,980	0.3
1,150,000		L	Credit Agricole S.A., 9.750%, 06/29/49	1,180,763	0.1
500,000			E*Trade Financial Corp., 6.750%, 06/01/16	528,750	0.1
2,000,000			Ford Motor Credit Co., LLC, 6.625%, 08/15/17	2,322,778	0.2
9,000,000			Ford Motor Credit Co., LLC, 8.000%, 12/15/16	10,782,216	1.2
1,000,000			Ford Motor Credit Co., LLC, 8.125%, 01/15/20	1,260,335	0.1
3,000,000			Ford Motor Credit Co., LLC, 8.000%, 06/01/14	3,314,589	0.4
1,000,000			Ford Motor Credit Co., LLC, 8.700%, 10/01/14	1,137,738	0.1
1,600,000			Ford Motor Credit Co., LLC, 12.000%, 05/15/15	1,996,000	0.2
1,375,000		#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,591,562	0.2
EUR	1,500,000		GMAC International Finance BV, 7.500%, 04/21/15	2,084,190	0.2
EUR	1,000,000		HBOS PLC, 0.897%, 03/29/16	1,087,117	0.1
500,000			Host Hotels & Resorts L.P., 6.000%, 10/01/21	573,750	0.1
2,500,000			Host Hotels & Resorts, Inc., 6.000%, 11/01/20	2,775,000	0.3
1,500,000			Host Hotels & Resorts, Inc., 9.000%, 05/15/17	1,642,500	0.2
500,000		#	Hub International Ltd., 8.125%, 10/15/18	508,750	0.1
1,000,000			International Lease Finance Corp., 5.875%, 05/01/13	1,027,500	0.1
750,000			International Lease Finance Corp., 6.250%, 05/15/19	810,000	0.1
1,250,000		#	International Lease Finance Corp., 6.750%, 09/01/16	1,410,938	0.2
2,250,000		#	International Lease Finance Corp., 7.125%, 09/01/18	2,632,500	0.3
1,000,000			International Lease Finance Corp., 8.250%, 12/15/20	1,192,500	0.1
3,000,000			International Lease Finance Corp., 8.625%, 09/15/15	3,427,500	0.4
3,000,000			International Lease Finance Corp., 8.750%, 03/15/17	3,525,000	0.4
EUR	1,150,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	1,349,726	0.1
GBP	1,000,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	1,581,572	0.2
3,350,000		#	LBG Capital No.1 PLC, 7.875%, 11/01/20	3,383,500	0.4
500,000		#	LBG Capital No.1 PLC, 8.000%, 12/29/49	482,197	0.1
499,200		#, ±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	62,605	0.0
500,000			PHH Corp., 9.250%, 03/01/16	576,250	0.1
2,000,000			Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.250%, 09/01/17	2,177,500	0.2
750,000		#	QBE Capital Funding III Ltd., 7.250%, 05/24/41	760,584	0.1
EUR	500,000		RBS Capital Trust A, 2.321%, 12/29/49	383,167	0.0
EUR	1,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.000%, 12/15/16	1,277,018	0.1
500,000		#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	533,750	0.1
1,750,000		#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	1,592,500	0.2
3,100,000			Royal Bank of Scotland Group PLC, 7.640%, 03/31/49	2,565,250	0.3
500,000		#	Serta Simmons Holdings LLC, 8.125%, 10/01/20	498,750	0.1
275,000			SLM Corp., 0.751%, 01/27/14	267,146	0.0
750,000			SLM Corp., 8.000%, 03/25/20	870,000	0.1
2,075,000			SLM Corp., 8.450%, 06/15/18	2,441,213	0.3
500,000			Smurfit Capital Funding PLC, 7.500%, 11/20/25	511,250	0.1
375,000		#	Societe Generale, 5.922%, 12/31/49	304,091	0.0
1,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	855,000	0.1
GBP	200,000		Towergate Finance PLC, 8.500%, 02/15/18	318,116	0.0
GBP	300,000		Towergate Finance PLC, 10.500%, 02/15/19	457,797	0.0
970,000			UBS Preferred Funding Trust V, 6.243%, 05/29/49	965,150	0.1
EUR	1,000,000		UPCB Finance Ltd., 7.625%, 01/15/20	1,384,641	0.1
				110,743,487	12.0

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Health Care: 9.8%
1,800,000		Alere, Inc., 8.625%, 10/01/18	$1,899,000	0.2
450,000		American Renal Holdings, 8.375%, 05/15/18	477,000	0.1
5,978,000		Biomet, Inc., 11.625%, 10/15/17	6,374,042	0.7
3,000,000	#	Biomet, Inc., 6.500%, 10/01/20	2,955,000	0.3
4,000,000	#	Biomet, Inc., 6.500%, 08/01/20	4,155,000	0.5
8,091		CHS/Community Health Systems, Inc., 3.960%, 01/25/17	8,138	0.0
303,394		CHS/Community Health Systems, Inc., 3.970%, 01/25/17	305,185	0.0
1,000,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	1,040,000	0.1
1,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	1,068,125	0.1
15,222		Community Health Systems, Inc. - TL B, 2.470%, 07/25/14	15,246	0.0
25,987		Community Health Systems, Inc. - TL B, 2.670%, 07/25/14	26,030	0.0
3,000,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	3,270,000	0.4
1,750,000		DaVita, Inc., 5.750%, 08/15/22	1,828,750	0.2
1,025,000		DaVita, Inc., 6.375%, 11/01/18	1,096,750	0.1
2,000,000		DaVita, Inc., 6.625%, 11/01/20	2,147,500	0.2
3,500,000		DJO Finance LLC / DJO Finance Corp., 7.750%, 04/15/18	3,211,250	0.3
1,500,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	1,623,750	0.2
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,067,500	0.1
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,072,500	0.1
1,750,000		Grifols, Inc., 8.250%, 02/01/18	1,942,500	0.2
1,500,000	L	HCA Holdings, Inc., 7.750%, 05/15/21	1,642,500	0.2
3,750,000		HCA, Inc., 6.500%, 02/15/20	4,181,250	0.5
2,650,000		HCA, Inc., 7.250%, 09/15/20	2,981,250	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/22	3,981,250	0.4
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,315,000	0.3
3,500,000		HCA, Inc., 8.500%, 04/15/19	3,963,750	0.4
1,500,000	#	Health Management Associates, Inc., 7.375%, 01/15/20	1,635,000	0.2
1,000,000	#	Hologic, Inc., 6.250%, 08/01/20	1,065,000	0.1
1,000,000	#	Multiplan, Inc., 9.875%, 09/01/18	1,110,000	0.1
875,000	#	Mylan, Inc./PA, 7.625%, 07/15/17	973,438	0.1
3,000,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	3,382,500	0.4
2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,235,000	0.2
995,000		Pharmaceutical Product Development, 6.250%, 12/05/18	1,005,365	0.1
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,140,000	0.2
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,078,750	0.1
2,020,000		Tenet Healthcare Corp., 10.000%, 05/01/18	2,343,200	0.3
1,000,000		Universal Health Services, Inc., 7.000%, 10/01/18	1,088,750	0.1
500,000	#	Valeant Pharmaceuticals International, 6.500%, 07/15/16	526,875	0.1
1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,070,000	0.1
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,273,625	0.2
4,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	4,230,000	0.5
500,000	#, L	Valeant Pharmaceuticals International, 7.250%, 07/15/22	529,375	0.1
3,000,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,217,500	0.3
750,000	#	VPI Escrow Corp., 6.375%, 10/15/20	768,750	0.1
5,000,000		Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, 7.750%, 09/15/18	5,362,500	0.6
			90,683,894	9.8
		Industrials: 8.6%
2,500,000	#	Aguila 3 SA, 7.875%, 01/31/18	2,637,500	0.3

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Industrials (continued)
	2,000,000		Air Medical Group Holdings, Inc., 9.250%, 11/01/18	$2,190,000	0.2
	500,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	542,500	0.1
	1,000,000		ArvinMeritor, Inc., 8.125%, 09/15/15	1,055,000	0.1
	1,500,000		Associated Materials LLC, 9.125%, 11/01/17	1,477,500	0.2
	2,000,000	#	Aviation Capital Group, 7.125%, 10/15/20	2,102,068	0.2
	1,500,000	L	BE Aerospace, Inc., 6.875%, 10/01/20	1,672,500	0.2
	1,000,000		BE Aerospace, Inc., 5.250%, 04/01/22	1,042,500	0.1
	750,000	#	Belden, Inc., 5.500%, 09/01/22	770,625	0.1
EUR	750,000	L	Bombardier, Inc., 6.125%, 05/15/21	1,021,615	0.1
	1,400,000	#	Bombardier, Inc., 7.500%, 03/15/18	1,592,500	0.2
	1,600,000	#	C8 Capital SPV Ltd., 6.640%, 12/31/49	1,056,000	0.1
	750,000	#	Calcipar SA, 6.875%, 05/01/18	748,125	0.1
	1,500,000		Case New Holland, Inc., 7.875%, 12/01/17	1,766,250	0.2
	500,000	#	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	508,750	0.1
	1,250,000	#	Clean Harbors, Inc., 5.250%, 08/01/20	1,293,750	0.1
	1,500,000	#	CMA CGM SA, 8.500%, 04/15/17	1,057,500	0.1
	119,666		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	128,198	0.0
	84,971		Continental Airlines Pass Through Trust, 6.920%, 04/02/13	85,804	0.0
	1,000,000		Corrections Corp. of America, 7.750%, 06/01/17	1,077,500	0.1
	700,000		Covanta Holding Corp., 7.250%, 12/01/20	779,766	0.1
	2,000,000		Esterline Technologies Corp., 7.000%, 08/01/20	2,230,000	0.2
	750,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	793,125	0.1
	1,000,000	#	General Cable Corp., 5.750%, 10/01/22	1,020,000	0.1
	1,500,000		Griffon Corp., 7.125%, 04/01/18	1,595,625	0.2
EUR	400,000		Grohe Holding GmbH, 4.252%, 09/15/17	492,174	0.1
	2,000,000	#	HD Supply, Inc., 8.125%, 04/15/19	2,175,000	0.2
	1,000,000	#	HD Supply, Inc., 11.000%, 04/15/20	1,112,500	0.1
	3,750,000		Hertz Corp./The, 02/26/13	3,759,375	0.4
	1,000,000		Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,088,750	0.1
	1,750,000		Interactive Data Corp., 10.250%, 08/01/18	1,960,000	0.2
	750,000		Iron Mountain, Inc., 5.750%, 08/15/24	755,625	0.1
	1,000,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	1,045,000	0.1
	2,050,000		Manitowoc Co., Inc., 8.500%, 11/01/20	2,303,687	0.3
	2,500,000	#	Masonite International Corp., 8.250%, 04/15/21	2,650,000	0.3
	665,000		Mueller Water Products, Inc., 8.750%, 09/01/20	754,775	0.1
	1,000,000		Ply Gem Industries, Inc., 8.250%, 02/15/18	1,048,750	0.1
	1,250,000		Polymer Group, Inc., 7.750%, 02/01/19	1,337,500	0.1
	1,000,000		Polypore International, Inc., 7.500%, 11/15/17	1,082,500	0.1
	6,000,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	6,645,000	0.7
	1,750,000	#	ServiceMaster Co/TN, 7.000%, 08/15/20	1,802,500	0.2
	1,000,000		SPX Corp., 6.875%, 09/01/17	1,122,500	0.1
	5,500,000		TransDigm, Inc., 7.750%, 12/15/18	6,105,000	0.7
	2,000,000		TransUnion LLC / TransUnion Financing Corp., 11.375%, 06/15/18	2,365,000	0.3
	72,804		UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16	83,907	0.0
	1,913,598		United Airlines, Inc., 9.750%, 01/15/17	2,191,070	0.2
	3,000,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	3,225,000	0.3
	1,250,000	#	USG Corp., 8.375%, 10/15/18	1,362,500	0.1
	1,000,000	#	VWR Funding, Inc., 7.250%, 09/15/17	1,016,875	0.1
	2,250,000	&	VWR Funding, Inc., 10.250%, 07/15/15	2,303,438	0.3
				80,033,127	8.6
			Information Technology: 3.5%
	750,000	#	Alliance Data Systems Corp., 6.375%, 04/01/20	813,750	0.1
	1,250,000	#	Audatex North America, Inc., 6.750%, 06/15/18	1,340,625	0.1
	2,500,000	#	Avaya, Inc., 7.000%, 04/01/19	2,337,500	0.3

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Information Technology (continued)
	250,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	$260,625	0.0
	1,250,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,356,250	0.1
	2,500,000	#	CommScope, Inc., 8.250%, 01/15/19	2,712,500	0.3
	1,250,000		Fidelity National Information Services, Inc., 7.625%, 07/15/17	1,375,000	0.1
	1,011,291		First Data Corp., 2.970%, 09/24/14	1,006,392	0.1
	1,500,000	#	First Data Corp., 6.750%, 11/01/20	1,498,125	0.2
	2,000,000	#	First Data Corp., 8.250%, 01/15/21	2,005,000	0.2
	775,000		Mantech International Corp., 7.250%, 04/15/18	821,500	0.1
	500,000	#	NCR Corp., 5.000%, 07/15/22	507,500	0.1
	575,000	L	NXP BV/NXP Funding, LLC, 3.093%, 10/15/13	575,719	0.1
	1,500,000	#, L	Sensata Technologies BV, 6.500%, 05/15/19	1,608,750	0.2
	1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,620,000	0.2
	2,500,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	2,693,750	0.3
	2,000,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	2,180,000	0.2
EUR	1,500,000	#	UPC Holding BV, 6.375%, 09/15/22	1,855,291	0.2
EUR	1,000,000		UPC Holding BV, 8.000%, 11/01/16	1,331,029	0.1
EUR	3,500,000	L	UPC Holding BV, 8.375%, 08/15/20	4,874,309	0.5
				32,773,615	3.5
			Materials: 9.0%
	3,750,000		Aleris International, Inc., 7.625%, 02/15/18	4,003,125	0.4
	838,937	#, &	ARD Finance SA, 11.125%, 06/01/18	838,937	0.1
	250,000	#	Ardagh Packaging Finance Plc, 7.375%, 10/15/17	269,375	0.0
EUR	1,500,000	L	Ardagh Packaging Finance Plc, 9.250%, 10/15/20	1,995,040	0.2
	1,000,000	#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	1,076,250	0.1
	1,000,000		Berry Plastics Corp., 9.500%, 05/15/18	1,102,500	0.1
	2,000,000		Berry Plastics Corp., 9.750%, 01/15/21	2,290,000	0.3
	1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,090,000	0.1
	2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,195,000	0.2
	375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	412,500	0.1
	1,000,000		Celanese US Holdings LLC, 5.875%, 06/15/21	1,121,250	0.1
	1,000,000		Celanese US Holdings LLC, 6.625%, 10/15/18	1,100,000	0.1
	1,250,000	#, L	Cemex SAB de CV, 9.000%, 01/11/18	1,256,250	0.1
	1,500,000		Chemtura Corp., 7.875%, 09/01/18	1,638,750	0.2
	1,000,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	935,000	0.1
	1,750,000	#, L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	1,607,812	0.2
	2,000,000	#, L	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	2,000,000	0.2
	2,000,000	#, L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	1,950,000	0.2
	3,250,000		Georgia Gulf Corp., 12/30/13	3,225,625	0.3
	1,500,000		Georgia-Pacific Corp., 8.000%, 01/15/24	2,052,121	0.2
	2,500,000		Graphic Packaging International, Inc., 7.875%, 10/01/18	2,781,250	0.3
	4,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	4,130,000	0.5
	2,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	1,795,000	0.2
	4,000,000	L	Huntsman International LLC, 8.625%, 03/15/21	4,600,000	0.5
	1,000,000	#	Ineos Finance PLC, 7.500%, 05/01/20	1,020,000	0.1
EUR	500,000		Ineos Finance PLC, 9.250%, 05/15/15	693,927	0.1
	1,000,000	#	Ineos Finance PLC, 9.000%, 05/15/15	1,062,500	0.1
	2,000,000	#, L	Ineos Group Holdings PLC, 8.500%, 02/15/16	1,900,000	0.2
	1,000,000	#	Inmet Mining Corp., 8.750%, 06/01/20	1,040,000	0.1
	1,800,000	#	Kinove German Bondco GmbH, 9.625%, 06/15/18	1,980,000	0.2
	2,000,000		LyondellBasell Industries NV, 5.000%, 04/15/19	2,135,000	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Materials (continued)
	1,000,000	L	LyondellBasell Industries NV, 5.750%, 04/15/24	$1,142,500	0.1
	3,500,000		Novelis, Inc./GA, 8.375%, 12/15/17	3,841,250	0.4
	3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,337,500	0.4
EUR	857,375	L	OXEA Finance/Cy SCA, 9.625%, 07/15/17	1,222,964	0.1
	1,100,000	#	OXEA Finance, 9.500%, 07/15/17	1,207,250	0.1
	1,500,000	#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18	1,537,500	0.2
	2,250,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,292,187	0.3
	500,000	#	Roofing Supply Group LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	547,500	0.1
	750,000	#	Sappi Papier Holding GmbH, 7.750%, 07/15/17	805,313	0.1
	250,000		Scotts Miracle-Gro Co., 7.250%, 01/15/18	269,375	0.0
	1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,955,625	0.2
	2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,250,000	0.3
	275,000		Smurfit Kappa Funding PLC, 7.750%, 04/01/15	278,424	0.0
	750,000	#	Steel Dynamics, Inc., 6.125%, 08/15/19	783,750	0.1
	250,000		Steel Dynamics, Inc., 7.625%, 03/15/20	272,500	0.0
EUR	1,500,000	L	Styrolution GmbH, 7.625%, 05/15/16	1,811,920	0.2
	1,000,000	#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,085,000	0.1
	1,986,000		Teck Resources Ltd., 10.750%, 05/15/19	2,396,266	0.3
	500,000	#	Tronox Finance LLC, 6.375%, 08/15/20	506,875	0.1
	1,000,000	#	Vertellus Specialties, Inc., 9.375%, 10/01/15	797,500	0.1
				83,638,411	9.0
			Telecommunication Services: 7.0%
	2,500,000		Crown Castle International Corp., 7.125%, 11/01/19	2,725,000	0.3
	50,000		Crown Castle International Corp., 9.000%, 01/15/15	53,875	0.0
	1,000,000	#	Digicel Group Ltd., 8.250%, 09/30/20	1,055,000	0.1
	4,750,000	#	Digicel Ltd., 8.250%, 09/01/17	5,177,500	0.6
	750,000		Frontier Communications Corp., 7.000%, 11/01/25	746,250	0.1
	1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,070,000	0.1
	1,000,000	L	Frontier Communications Corp., 7.875%, 04/15/15	1,125,000	0.1
	825,000	L	Frontier Communications Corp., 8.500%, 04/15/20	936,375	0.1
	1,000,000		Frontier Communications Corp., 9.000%, 08/15/31	1,072,500	0.1
	600,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	645,000	0.1
	750,000		Hughes Satellite Systems Corp., 7.625%, 06/15/21	834,375	0.1
	1,353,515	&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	1,439,802	0.2
	1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,081,250	0.1
	2,000,000	#	Intelsat Jackson Holdings SA, 7.250%, 10/15/20	2,160,000	0.2
	3,000,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	3,255,000	0.3
	1,500,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,631,250	0.2
	2,500,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	2,831,250	0.3
	2,500,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	2,628,125	0.3
	1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,179,700	0.1
	500,000	#, L	Sable International Finance Ltd., 8.750%, 02/01/20	560,000	0.1
	500,000	#	SBA Communications Corp., 5.625%, 10/01/19	510,625	0.1
	500,000	#	SBA Telecommunications, Inc., 5.750%, 07/15/20	526,875	0.1
	5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	5,733,750	0.6
	3,500,000		Sprint Nextel Corp., 6.000%, 12/01/16	3,622,500	0.4
	4,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	4,160,000	0.4
	1,000,000		Syniverse Holdings, Inc., 9.125%, 01/15/19	1,080,000	0.1
	600,000		Telesat Canada / Telesat LLC, 12.500%, 11/01/17	670,500	0.1
	500,000		TW Telecom Holdings, Inc., 8.000%, 03/01/18	552,500	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services (continued)
1,000,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	$1,092,500	0.1
1,000,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	1,065,000	0.1
1,000,000	#	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21	1,071,250	0.1
1,000,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	1,051,250	0.1
973,000		Virgin Media Finance PLC, 9.500%, 08/15/16	1,082,463	0.1
215,055		Vodafone Group PLC, 6.880%, 08/17/15	212,904	0.0
2,000,000		Vodafone Group PLC, 6.880%, 08/17/15	1,980,000	0.2
1,650,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	1,575,750	0.2
2,000,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	1,895,000	0.2
1,000,000		Windstream Corp., 7.750%, 10/01/21	1,082,500	0.1
2,500,000		Windstream Corp., 7.750%, 10/15/20	2,693,750	0.3
1,000,000		Windstream Corp., 7.875%, 11/01/17	1,122,500	0.1
			64,988,869	7.0
		Utilities: 4.6%
2,000,000		AES Corp., 8.000%, 10/15/17	2,320,000	0.3
1,250,000		AES Corp./The, 7.375%, 07/01/21	1,431,250	0.2
500,000		AES Corp., 8.000%, 06/01/20	583,750	0.1
2,152,192		AES Ironwood, LLC, 8.857%, 11/30/25	2,485,781	0.3
632,091		AES Red Oak, LLC, 8.540%, 11/30/19	677,917	0.1
3,500,000	#	Calpine Corp., 7.500%, 02/15/21	3,797,500	0.4
1,000,000	#	Calpine Corp., 7.875%, 01/15/23	1,110,000	0.1
2,000,000	#	Calpine Corp., 7.875%, 07/31/20	2,195,000	0.2
2,500,000		Energy Future Holdings Corp., 10.000%, 01/15/20	2,768,750	0.3
1,000,000	#	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 6.875%, 08/15/17	1,040,000	0.1
1,000,000		Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.000%, 12/01/20	1,130,000	0.1
3,125,000	#	Intergen NV, 9.000%, 06/30/17	3,023,438	0.3
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	558,750	0.1
1,315,337	L	Midwest Generation, LLC, 8.560%, 01/02/16	1,196,957	0.1
2,250,000	#, L	NRG Energy, Inc., 6.625%, 03/15/23	2,303,438	0.2
4,000,000	L	NRG Energy, Inc., 7.375%, 01/15/17	4,165,000	0.4
2,000,000		NRG Energy, Inc., 7.625%, 01/15/18	2,175,000	0.2
500,000		NRG Energy, Inc., 7.875%, 05/15/21	546,250	0.1
4,000,000		NRG Energy, Inc., 8.250%, 09/01/20	4,380,000	0.5
2,084,000	#	NSG Holdings, LLC, 7.750%, 12/15/25	2,177,780	0.2
2,407,750	#	Tenaska Alabama Partners LP, 7.000%, 06/30/21	2,540,176	0.3
			42,606,737	4.6
		Total Corporate Bonds/Notes
		(Cost $751,106,334)	810,846,322	87.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.5%
74,328		American Home Mortgage Assets, 0.407%, 05/25/46	46,956	0.0
27,353		American Home Mortgage Investment Trust, 2.155%, 09/25/45	24,358	0.0
53,316		Bear Stearns Adjustable Rate Mortgage Trust, 3.117%, 05/25/47	40,962	0.0
178,439		Countrywide Alternative Loan Trust, 0.414%, 12/20/46	110,291	0.0
19,497		Countrywide Alternative Loan Trust, 0.477%, 07/25/35	13,715	0.0
397,877		Countrywide Alternative Loan Trust, 5.506%, 11/25/35	285,951	0.1
194,721		Countrywide Alternative Loan Trust, 6.000%, 11/25/36	139,008	0.0
59,020		Countrywide Alternative Loan Trust, 6.500%, 11/25/37	48,696	0.0
515,665		Countrywide Home Loan Mortgage Pass Through Trust, 0.557%, 03/25/36	220,972	0.0
2,579,190		First Horizon Alternative Mortgage Securities, 2.603%, 09/25/35	2,170,668	0.3
456,535		Greenpoint Mortgage Funding Trust, 0.537%, 09/25/46	101,044	0.0
43,180		GSR Mortgage Loan Trust, 2.705%, 01/25/36	36,742	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
54,916		Harborview Mortgage Loan Trust, 0.399%, 07/19/46	$31,319	0.0
364,323		Harborview Mortgage Loan Trust, 5.750%, 08/19/36	261,745	0.0
245,022		JPMorgan Mortgage Trust, 4.840%, 04/25/35	248,193	0.0
54,919		Luminent Mortgage Trust, 0.387%, 12/25/36	37,860	0.0
30,260		MASTR Adjustable Rate Mortgages Trust, 0.427%, 04/25/46	20,131	0.0
45,099		Merrill Lynch Mortgage-Backed Securities, 5.145%, 04/25/37	34,589	0.0
370,729		Structured Adjustable Rate Mortgage Loan Trust, 5.611%, 02/25/36	291,554	0.1
54,781		Washington Mutual Mortgage Pass-through Certificates, 2.704%, 02/25/37	42,861	0.0
52,512		Washington Mutual Mortgage Pass-through Certificates, 4.764%, 05/25/37	39,899	0.0
47,575		Washington Mutual Mortgage Pass-through Certificates, 5.098%, 02/25/37	38,516	0.0
		Total Collateralized Mortgage Obligations
		(Cost $4,258,616)	4,286,030	0.5
MUNICIPAL BONDS: 0.0%
		Puerto Rico: 0.0%
1,600,000		Puerto Rico Sales Tax Financing Corp., 08/01/54	135,216	0.0
		Total Municipal Bonds
		(Cost $290,576)	135,216	0.0

ASSET-BACKED SECURITIES: 0.1%
		Home Equity Asset-Backed Securities: 0.0%
265,363		MASTR Asset-Backed Securities Trust, 0.427%, 11/25/36	108,250	0.0

		Other Asset-Backed Securities: 0.1%
1,356,248		Structured Asset Securities Corp., 0.517%, 06/25/35	1,075,818	0.1
		Total Asset-Backed Securities
		(Cost $1,076,153)	1,184,068	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
112,801	@, L	Dex One Corp.	$141,001	0.0
529	@, X	The Berry Company, LLC	24,937	0.0
		Total Common Stock
		(Cost $2,745,560)	165,938	0.0
		Total Long-Term Investments
		(Cost $759,477,239)	816,617,574	88.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 18.6%
		U.S. Treasury Bills: 12.8%
160,000		United States Treasury Bill, 0.080%, 01/10/13	$159,965	0.0
30,000		United States Treasury Bill, 0.080%, 10/25/12	29,998	0.0
2,600,000		United States Treasury Bill, 0.110%, 02/14/13	2,598,944	0.3
25,729,000		United States Treasury Bill, 0.100%, 02/07/13	25,719,558	2.8
600,000		United States Treasury Bill, 0.120%, 02/28/13	599,694	0.1
3,800,000		United States Treasury Bill, 0.130%, 03/14/13	3,797,709	0.4
14,300,000		United States Treasury Bill, 0.130%, 03/07/13	14,292,049	1.5
6,200,000		United States Treasury Bill, 0.150%, 05/02/13	6,194,594	0.7
17,100,000		United States Treasury Bill, 0.150%, 05/30/13	17,082,849	1.8
1,300,000		United States Treasury Bill, 0.150%, 07/25/13	1,298,393	0.1
11,700,000		United States Treasury Bill, 0.150%, 08/22/13	11,683,655	1.3
35,100,000		United States Treasury Bill, 0.150%, 09/19/13	35,047,596	3.8
			118,505,004	12.8
		Securities Lending Collateral(cc)(1): 5.8%
12,668,743		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $12,669,003, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $12,922,118, due 09/01/18-08/01/48)	12,668,743	1.4
12,668,743		Merrill Lynch& Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $12,668,951, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $12,922,118, due 05/20/41-09/20/41)	12,668,743	1.4

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
12,668,743		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $12,669,045, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-10.00%, Market Value plus accrued interest $12,922,118, due 10/24/12-10/01/40)	$12,668,743	1.4
2,667,349		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,667,404, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $2,720,696, due 07/01/41-09/01/42)	2,667,349	0.3
12,668,743		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.28%, due 10/01/12 (Repurchase Amount $6,000,138, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $12,922,119, due 11/30/12-02/15/42)	12,668,743	1.3
			53,342,321	5.8
		Total Short-Term Investments
		(Cost $171,824,745)	171,847,325	18.6
		Total Investments in Securities (Cost $931,301,984)	$988,464,899	106.7
		Liabilities in Excess of Other Assets	(62,214,880)	(6.7)
		Net Assets	$926,250,019	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	CAD	Canadian Dollar
	EUR	EU Euro
	GBP	British Pound

		Cost for federal income tax purposes is $931,720,803.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$67,874,094
		Gross Unrealized Depreciation	(11,129,998)
		Net Unrealized Appreciation	$56,744,096

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$141,001	$—	$24,937	$165,938
Total Common Stock	141,001	—	24,937	165,938
Corporate Bonds/Notes	—	810,760,518	85,804	810,846,322
Collateralized Mortgage Obligations	—	4,286,030	—	4,286,030
Municipal Bonds	—	135,216	—	135,216
Short-Term Investments	—	171,847,325	—	171,847,325
Asset-Backed Securities	—	1,184,068	—	1,184,068
Total Investments, at fair value	$141,001	$988,213,157	$110,741	$988,464,899
Other Financial Instruments+
Swaps	665,212	670,528	—	1,335,740
Forward Foreign Currency Contracts	—	148,121	—	148,121
Total Assets	$806,213	$989,031,806	$110,741	$989,948,760
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(443,523)	$—	$(443,523)
Total Liabilities	$—	$(443,523)	$—	$(443,523)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Chinese Yuan	23,649,355	Buy	02/01/13	$3,711,740	$3,723,951	$12,211
UBS Warburg LLC	Chinese Yuan	11,800,000	Buy	10/15/12	1,862,521	1,874,779	12,258
UBS Warburg LLC	Brazilian Real	100,000	Buy	10/02/12	49,283	49,328	45
UBS Warburg LLC	Brazilian Real	100,000	Buy	12/04/12	48,314	48,926	612
							$25,126

Barclays Bank PLC	EU Euro	435,000	Sell	10/02/12	$548,479	$558,997	$(10,518)
Barclays Bank PLC	EU Euro	2,452,000	Sell	12/17/12	3,215,394	3,153,658	61,736
Citigroup, Inc.	EU Euro	5,458,000	Sell	12/17/12	6,992,435	7,019,846	(27,411)
Citigroup, Inc.	Chinese Yuan	11,800,000	Sell	10/15/12	1,852,433	1,874,778	(22,345)
Deutsche Bank AG	British Pound	361,000	Sell	10/02/12	569,694	582,944	(13,250)
Deutsche Bank AG	EU Euro	429,000	Sell	12/17/12	553,402	551,762	1,640
Deutsche Bank AG	Canadian Dollar	1,003,000	Sell	12/20/12	1,028,122	1,018,322	9,800
Goldman Sachs & Co.	British Pound	4,556,000	Sell	10/02/12	7,205,232	7,357,049	(151,817)
Goldman Sachs & Co.	Chinese Yuan	23,649,355	Sell	02/01/13	3,720,207	3,723,952	(3,745)
HSBC	British Pound	4,917,000	Sell	11/02/12	7,960,623	7,939,148	21,475
HSBC	EU Euro	5,424,000	Sell	12/17/12	6,837,928	6,976,116	(138,188)
JPMorgan Chase & Co.	EU Euro	435,000	Sell	12/17/12	562,387	559,479	2,908
JPMorgan Chase & Co.	EU Euro	234,000	Sell	12/17/12	302,525	300,960	1,565
Royal Bank of Scotland Group PLC	EU Euro	1,132,000	Sell	12/17/12	1,479,801	1,455,930	23,871
UBS Warburg LLC	Brazilian Real	100,000	Sell	10/02/12	48,757	49,328	(571)
UBS Warburg LLC	EU Euro	10,917,000	Sell	12/17/12	$13,965,299	$14,040,977	$(75,678)
							$(320,528)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Centrally Cleared Credit Default Swaps Outstanding on September 30, 2012

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (4)	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	17,520,000	$665,212	$1,716,412
						$665,212	$1,716,412

ING PIMCO High Yield Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	1,440,000	$51,611	$2,082	$49,529
Credit Suisse First Boston	CDX.NA.HY.18 Index	Sell	5.000	06/20/17	USD	4,950,000	30,944	$(235,126)	266,070
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,543,198	2,573	$—	2,573
							$85,128	$(233,044)	$318,172

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	AES Corp.	Sell	5.000	03/20/14	1.151	USD	2,000,000	$113,536	$(188,750)	$302,286
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	0.889	USD	100,000	6,074	$(2,718)	8,792
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	1.616	USD	100,000	6,639	$(9,000)	15,639
Credit Suisse First Boston	El Paso Corp.	Sell	5.000	12/20/14	0.809	USD	2,500,000	232,928	$(75,000)	307,928
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	0.762	USD	2,000,000	167,771	$(190,000)	357,771
Goldman Sachs & Co.	NRG Energy Inc.	Sell	4.200	09/20/13	0.843	USD	225,000	7,430	$—	7,430
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	0.858	USD	1,000,000	51,022	$(110,000)	161,022
								$585,400	$(575,468)	$1,160,868

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Credit contracts	$1,335,740
Foreign exchange contracts	(295,402)
Total	$1,040,338

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.1%
			Consumer Discretionary: 0.2%
5,000,000		#	Univision Communications, Inc., 6.750%, 09/15/22	$5,025,000	0.2
			Consumer Staples: 1.5%
1,849,000		#	Kraft Foods Group, Inc., 6.125%, 08/23/18	2,268,142	0.1
651,000			Kraft Foods, Inc., 6.125%, 02/01/18	795,930	0.0
1,100,000			Kraft Foods, Inc., 6.875%, 02/01/38	1,516,750	0.0
5,500,000		#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,931,606	0.2
21,500,000		#	President and Fellows of Harvard College, 6.500%, 01/15/39	33,145,884	1.0
1,200,000			Reynolds American, Inc., 7.625%, 06/01/16	1,447,398	0.0
5,000,000			Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 02/15/21	5,300,000	0.2
				51,405,710	1.5
			Energy: 2.6%
625,000			El Paso Corp., 7.800%, 08/01/31	729,955	0.0
223,917			Gazprom OAO, 7.201%, 02/01/20	253,925	0.0
13,500,000		L	Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	18,967,500	0.6
200,000		#	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	213,750	0.0
400,000			Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 03/01/13	414,216	0.0
1,000,000		#	OAO Novatek Via Novatek Finance Ltd., 5.326%, 02/03/16	1,070,250	0.0
1,067,000		#, L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,205,176	0.0
21,100,000			Petrobras International Finance Co., 7.875%, 03/15/19	26,612,945	0.8
9,000,000			Petrobras International Finance Co. - Pifco, 3.875%, 01/27/16	9,566,775	0.3
800,000			Petroleos Mexicanos, 5.500%, 06/27/44	882,000	0.0
14,900,000			Petroleos Mexicanos, 8.000%, 05/03/19	19,571,150	0.6
700,000			TNK-BP Finance SA, 7.500%, 07/18/16	812,350	0.0
1,700,000		#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	2,216,375	0.1
4,000,000			Transocean, Inc., 4.950%, 11/15/15	4,382,316	0.1
2,700,000			White Nights Finance BV for Gazprom, 10.500%, 03/25/14	3,025,357	0.1
				89,924,040	2.6
			Financials: 16.3%
3,100,000			AGFS Funding Co., 5.500%, 05/10/17	3,041,100	0.1
10,600,000			American International Group, Inc., 5.850%, 01/16/18	12,326,581	0.4
200,000			GMAC, Inc., 6.750%, 12/01/14	215,000	0.0
12,200,000			Ally Financial, Inc., 3.638%, 02/11/14	12,336,396	0.4
500,000			Ally Financial, Inc., 3.779%, 06/20/14	513,760	0.0
600,000			Ally Financial, Inc., 4.500%, 02/11/14	615,000	0.0
100,000			Ally Financial, Inc., 4.625%, 06/26/15	102,615	0.0
5,100,000			Ally Financial, Inc., 5.500%, 02/15/17	5,337,135	0.2
1,000,000			Ally Financial, Inc., 7.500%, 12/31/13	1,057,500	0.0
3,600,000			Ally Financial, Inc., 7.500%, 09/15/20	4,144,500	0.1
14,000,000			Ally Financial, Inc., 8.300%, 02/12/15	15,540,000	0.5
5,480,000		Z	Ally Financial, Inc., 12/01/12	5,456,436	0.2
3,900,000			American Express Co., 7.000%, 03/19/18	4,942,848	0.1
2,700,000			American Express Credit Corp., 5.875%, 05/02/13	2,785,158	0.1
5,900,000			American Express Credit Corp., 7.300%, 08/20/13	6,252,478	0.2
CAD	4,000,000		American International Group, Inc., 4.900%, 06/02/14	4,190,825	0.1
500,000			American International Group, Inc., 5.450%, 05/18/17	571,382	0.0
EUR	1,211,000	#	American International Group, Inc., 6.797%, 11/15/17	1,846,324	0.1
300,000			American International Group, Inc., 8.250%, 08/15/18	386,803	0.0
4,800,000		#	ANZ National International Ltd., 6.200%, 07/19/13	4,993,282	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
5,000,000		#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	$5,058,335	0.1
7,000,000		#	Banco Santander Brazil SA/Cayman Islands, 2.485%, 03/18/14	6,887,741	0.2
23,500,000			Bank of America Corp., 6.500%, 08/01/16	27,206,091	0.8
13,600,000			Bank of America NA, 0.669%, 06/15/16	12,834,769	0.4
1,200,000		#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,346,758	0.0
2,300,000		#	Bank of Montreal, 2.850%, 06/09/15	2,445,799	0.1
2,500,000		#	Bank of Nova Scotia, 1.650%, 10/29/15	2,583,687	0.1
200,000		#	Bank of Nova Scotia, 1.950%, 01/30/17	209,859	0.0
900,000			Barclays Bank PLC, 2.375%, 01/13/14	914,962	0.0
1,400,000		#	BBVA, 4.500%, 03/10/16	1,484,000	0.0
2,700,000		#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	2,971,350	0.1
8,900,000			BNP Paribas, 1.250%, 01/10/14	8,906,052	0.3
11,990,000		#, L	BNP Paribas, 5.186%, 06/29/49	11,150,700	0.3
1,000,000		#	BPCE S.A., 2.375%, 10/04/13	1,004,982	0.0
900,000		#	CIT Group, Inc., 5.250%, 04/01/14	942,750	0.0
18,300,000			Citigroup, Inc., 5.500%, 04/11/13	18,750,583	0.5
88,000			Citigroup, Inc., 6.000%, 08/15/17	102,634	0.0
3,628,000			Citigroup, Inc., 8.500%, 05/22/19	4,805,228	0.1
4,700,000		#	Commonwealth Bank of Australia, 6.024%, 03/29/49	4,704,338	0.1
2,137,000		#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,823,466	0.1
1,800,000		#	DAI-ICHI Mutual Life, 7.250%, 12/31/49	2,015,230	0.1
25,900,000		#	Dexia Credit Local, 0.814%, 03/05/13	25,712,435	0.7
1,900,000			Export-Import Bank of Korea, 5.125%, 06/29/20	2,231,577	0.1
19,200,000			Export-Import Bank of Korea, 5.875%, 01/14/15	21,186,106	0.6
1,100,000			Ford Motor Credit Co. LLC, 5.875%, 08/02/21	1,246,938	0.0
4,100,000			Ford Motor Credit Co. LLC, 7.000%, 04/15/15	4,602,250	0.1
1,700,000			Ford Motor Credit Co., LLC, 8.000%, 12/15/16	2,036,641	0.1
1,900,000			Ford Motor Credit Co., LLC, 8.700%, 10/01/14	2,161,702	0.1
EUR	8,200,000		General Electric Capital Corp., 5.500%, 09/15/67	10,374,078	0.3
4,000,000			General Electric Capital Services, Inc., 7.500%, 08/21/35	5,494,580	0.2
2,900,000			General Electric Capital Corp., 5.875%, 01/14/38	3,471,996	0.1
2,200,000			Goldman Sachs Group, Inc., 5.950%, 01/18/18	2,558,281	0.1
1,100,000			Goldman Sachs Group, Inc., 6.150%, 04/01/18	1,285,725	0.0
2,300,000		#	International Lease Finance Corp., 6.750%, 09/01/16	2,596,125	0.1
4,800,000		#	Intesa Sanpaolo SpA, 2.831%, 02/24/14	4,730,040	0.1
1,300,000			JPMorgan Chase & Co., 3.150%, 07/05/16	1,376,461	0.0
EUR	1,900,000		JPMorgan Chase & Co., 0.475%, 09/26/13	2,444,993	0.1
GBP	2,400,000		LBG Capital No.1 PLC, 7.588%, 05/12/20	3,772,442	0.1
JPY	800,000,000	±	Lehman Brothers Holdings, Inc., 0.940%, 12/19/08	1,640,185	0.0
GBP	2,700,000	L	Llyods, 7.867%, 12/17/19	4,272,799	0.1
EUR	1,300,000	L	Llyods, 8.875%, 02/07/20	1,678,249	0.0
GBP	1,300,000	L	Llyods, 15.000%, 12/21/19	2,739,520	0.1
200,000			Merrill Lynch & Co., Inc., 6.500%, 07/15/18	236,412	0.0
12,100,000			Merrill Lynch & Co., Inc., 6.875%, 11/15/18	14,632,711	0.4
8,600,000			Merrill Lynch & Co., Inc., 6.875%, 04/25/18	10,318,409	0.3
6,700,000			Morgan Stanley, 1.427%, 04/29/13	6,708,489	0.2
2,000,000			Morgan Stanley, 5.950%, 12/28/17	2,249,558	0.1
1,600,000			Morgan Stanley, 6.250%, 08/28/17	1,817,450	0.1
13,200,000			National Australia Bank Ltd./New York, 1.600%, 08/07/15	13,342,045	0.4

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
Financials (continued)
7,800,000	#	National Australia Bank Ltd., 1.067%, 04/11/14	$7,852,416	0.2
4,000,000	#	National Australia Bank Ltd., 5.350%, 06/12/13	4,129,464	0.1
DKK	38,062,216	Nykredit Realkredit A/S, 1.675%, 10/01/38	6,639,483	0.2
DKK	11,681,221	Nykredit Realkredit A/S, 1.675%, 04/01/38	2,031,604	0.1
1,200,000	#	Pacific LifeCorp, 6.000%, 02/10/20	1,337,036	0.0
2,000,000	#	Pricoa Global Funding I, 0.564%, 09/27/13	1,994,284	0.1
3,300,000	Principal Life Income Funding Trusts, 5.300%, 04/24/13	3,390,839	0.1
12,000,000	#	RCI Banque SA, 2.217%, 04/11/14	11,759,940	0.3
DKK	11,563,557	Realkredit Danmark A/S, 1.420%, 01/01/38	2,010,542	0.0
DKK	37,991,017	Realkredit Danmark A/S, 1.420%, 01/01/38	6,610,692	0.2
1,500,000	#	Resona Bank Ltd., 5.850%, 09/29/49	1,607,997	0.0
3,900,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	3,549,000	0.1
800,000	#	Sberbank of Russia Via SB Capital SA, 6.125%, 02/07/22	886,000	0.0
GBP	3,200,000	SLM Corp., 4.875%, 12/17/12	5,193,093	0.2
2,000,000	SLM Corp., 5.000%, 10/01/13	2,082,500	0.1
3,300,000	SLM Corp., 5.375%, 01/15/13	3,350,107	0.1
19,400,000	SLM Corp., 8.000%, 03/25/20	22,504,000	0.7
500,000	SLM Corp., 8.450%, 06/15/18	588,244	0.0
1,300,000	#	Societe Generale, 1.397%, 04/11/14	1,295,564	0.0
6,500,000	#, L	Societe Generale, 5.922%, 12/31/49	5,270,915	0.2
4,000,000	Springleaf Finance Corp., 6.900%, 12/15/17	3,420,000	0.1
30,200,000	#	SSIF Nevada L.P., 1.043%, 04/14/14	30,348,433	0.9
3,100,000	#	State Bank of India/London, 4.500%, 07/27/15	3,227,900	0.1
3,300,000	State Street Capital Trust III, 5.379%, 03/15/42	3,302,409	0.1
2,200,000	#	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14	2,230,435	0.1
600,000	#	Sydney Air, 5.125%, 02/22/21	651,716	0.0
2,700,000	#	Temasek Financial I Ltd., 4.300%, 10/25/19	3,082,063	0.1
1,300,000	UBS AG, 5.750%, 04/25/18	1,534,187	0.0
6,000,000	USB Capital IX, 3.500%, 03/29/49	5,148,840	0.2
2,500,000	Vesey Street Investment Trust I, 4.404%, 09/01/16	2,677,995	0.1
5,715,000	Wachovia Corp., 0.787%, 10/28/15	5,606,575	0.2
27,092,000	Wells Fargo & Co., 7.980%, 02/28/49	31,223,530	0.9
3,000,000	#	Westpac Banking Corp., 0.935%, 07/16/14	3,016,404	0.1
10,100,000	#	Westpac Banking Corp., 3.585%, 08/14/14	10,626,806	0.3
562,903,647	16.3
Foreign Government Bonds: 0.0%
400,000	L	Province of Ontario Canada, 1.650%, 09/27/19	402,084	0.0
Health Care: 0.5%
12,700,000	Amgen, Inc., 6.150%, 06/01/18	15,543,885	0.4
2,800,000	UnitedHealth Group, Inc., 4.875%, 02/15/13	2,844,372	0.1
18,388,257	0.5
Industrials: 0.2%
1,500,000	Goodrich Corp., 6.290%, 07/01/16	1,766,089	0.1
4,300,000	Union Pacific Corp., 4.163%, 07/15/22	4,911,439	0.1
105,948	±	United Air Lines, Inc., 9.350%, 04/07/16	32,844	0.0
6,710,372	0.2
Materials: 0.3%
1,100,000	#	Braskem Finance Ltd., 5.750%, 04/15/21	1,171,500	0.0
4,200,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	5,467,753	0.2
2,200,000	#	Sealed Air Corp., 5.625%, 07/15/13	2,266,000	0.1
1,500,000	L	Vale Overseas Ltd., 6.875%, 11/10/39	1,758,905	0.0
10,664,158	0.3
Telecommunication Services: 0.2%
2,300,000	AT&T, Inc., 6.300%, 01/15/38	3,033,452	0.1
200,000	#	Qtel International Finance Ltd., 3.375%, 10/14/16	209,800	0.0
300,000	#	Qtel International Finance Ltd., 4.750%, 02/16/21	333,450	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Telecommunication Services (continued)
2,500,000			Verizon Communications, Inc., 5.250%, 04/15/13	$2,565,197	0.1
				6,141,899	0.2
			Utilities: 0.3%
3,700,000		#, L	Electricite de France SA, 5.500%, 01/26/14	3,921,204	0.1
2,400,000		#	Electricite de France SA, 6.950%, 01/26/39	3,200,110	0.1
600,000		#, L	ENN Energy Holdings Ltd., 6.000%, 05/13/21	674,613	0.0
1,600,000			NRG Energy, Inc., 8.250%, 09/01/20	1,752,000	0.1
				9,547,927	0.3
			Total Corporate Bonds/Notes
			(Cost $692,648,515)	761,113,094	22.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.1%

1,221,197			American Home Mortgage Investment Trust, 2.709%, 02/25/45	1,189,797	0.0
3,500,000			Banc of America Commercial Mortgage, Inc., 5.917%, 05/10/45	4,051,481	0.1
1,651,784			Banc of America Funding Corp., 2.614%, 05/25/35	1,719,350	0.1
2,406,743		#	Banc of America Large Loan, Inc., 1.971%, 11/15/15	2,409,829	0.1
168,724			Banc of America Mortgage Securities, Inc., 3.123%, 07/25/33	172,436	0.0
8,287,689		#	BCAP LLC Trust, 5.250%, 08/26/37	8,179,949	0.2
4,286,419			Bear Stearns Adjustable Rate Mortgage Trust, 2.470%, 10/25/35	4,038,008	0.1
140,598			Bear Stearns Adjustable Rate Mortgage Trust, 2.994%, 01/25/34	141,673	0.0
3,108,437			Bear Stearns Alt-A Trust, 2.921%, 11/25/36	2,089,384	0.1
1,233,230			Bear Stearns Alternative-A Trust, 2.890%, 05/25/35	1,111,949	0.0
1,788,237			Bear Stearns Alternative-A Trust, 2.974%, 11/25/36	1,145,051	0.0
1,013,786			Bear Stearns Alternative-A Trust, 3.006%, 09/25/35	823,971	0.0
1,200,000			Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	1,401,968	0.0
4,882,342			Chase Mortgage Finance Corp., 5.212%, 12/25/35	4,810,914	0.1
2,118,511			Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	2,144,098	0.1
659,569			Citigroup Mortgage Loan Trust, Inc., 2.530%, 10/25/35	603,336	0.0
12,202,233			Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	12,417,681	0.4
3,195,987		^	Countrywide Alternative Loan Trust, 4.784%, 05/25/35	460,920	0.0
605,365			Countrywide Home Loan Mortgage Pass-through Trust, 0.537%, 03/25/35	448,240	0.0
2,550,179		#	Countrywide Home Loan Mortgage Pass-through Trust, 0.557%, 06/25/35	2,181,848	0.1
10,700,000			Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	12,202,248	0.4
400,000			Credit Suisse Mortgage Capital Certificates, 5.855%, 03/15/39	448,701	0.0
506,789			Downey Savings & Loan Association Mortgage Loan Trust, 2.457%, 07/19/44	470,701	0.0
EUR	303,640		European Loan Conduit, 0.495%, 05/15/19	358,978	0.0
468,896			Federal Housing Administration, 8.175%, 03/01/27	463,407	0.0
612,858			First Horizon Alternative Mortgage Securities, 2.625%, 03/25/35	481,692	0.0
38,976,815		^	First Horizon Alternative Mortgage Securities, 4.484%, 01/25/36	5,238,609	0.2
3,633,636			First Horizon Alternative Mortgage Securities, 5.295%, 02/25/36	3,566,058	0.1
615,267			GMAC Mortgage Corp. Loan Trust, 4.915%, 11/19/35	576,980	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

200,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	$215,674	0.0
1,900,000		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,181,239	0.1
1,696,494		GSR Mortgage Loan Trust, 2.647%, 09/25/35	1,712,211	0.1
9,204		GSR Mortgage Loan Trust, 6.000%, 03/25/32	9,648	0.0
3,496,469		Harborview Mortgage Loan Trust, 0.409%, 01/19/38	2,523,029	0.1
3,320,509		Harborview Mortgage Loan Trust, 0.459%, 03/19/36	2,054,654	0.1
115,981		JP Morgan Mortgage Trust, 5.750%, 01/25/36	108,205	0.0
600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	694,657	0.0
1,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	1,539,780	0.0
1,251,061		Merrill Lynch Mortgage Investors, Inc., 0.427%, 02/25/36	1,062,805	0.0
3,100,000		Merrill Lynch Mortgage Investors, Inc., 0.597%, 08/25/35	2,503,427	0.1
8,870,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	10,050,349	0.3
2,700,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	3,083,584	0.1
12,900,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.147%, 08/12/49	14,827,757	0.4
259,630		MLCC Mortgage Investors, Inc., 0.467%, 11/25/35	237,995	0.0
3,900,000		Morgan Stanley Capital I, 6.076%, 06/11/49	4,610,449	0.1
1,400,000	#	Morgan Stanley Reremic Trust, 5.983%, 08/12/45	1,655,452	0.1
50,189	#	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	50,361	0.0
4,140,172	#	RBSSP Resecuritization Trust, 0.467%, 02/26/37	3,482,112	0.1
260,786		Residential Accredit Loans, Inc., 0.617%, 03/25/33	251,614	0.0
931,394		Residential Accredit Loans, Inc., 1.508%, 09/25/45	679,208	0.0
114,715		Residential Asset Securitization Trust, 0.617%, 05/25/33	108,319	0.0
93,184		Sequoia Mortgage Trust, 0.569%, 07/20/33	92,163	0.0
2,600,000		SLM Student Loan Trust, 0.951%, 10/25/17	2,598,654	0.1
20,617,496		SLM Student Loan Trust, 1.951%, 04/25/23	21,486,441	0.6
1,000,000	#	SLM Student Loan Trust, 2.871%, 12/16/19	1,014,509	0.0
4,406,874		Structured Adjustable Rate Mortgage Loan Trust, 2.771%, 04/25/35	3,902,040	0.1
3,042,045		Structured Asset Mortgage Investments, Inc., 0.437%, 05/25/36	2,015,197	0.1
1,335,800		Structured Asset Mortgage Investments, Inc., 0.469%, 07/19/35	1,298,142	0.0
1,836,842	#	Wachovia Bank Commercial Mortgage Trust, 0.311%, 09/15/21	1,778,705	0.1
54,610		WaMu Mortgage Pass Through Certificates, 1.548%, 06/25/42	51,239	0.0
186,365		WaMu Mortgage Pass Through Certificates, 2.594%, 10/25/46	165,685	0.0
63,396		Washington Mutual Mortgage Pass-through Certificates, 1.548%, 08/25/42	59,180	0.0
2,945,604		Washington Mutual Mortgage Pass-through Certificates, 2.594%, 08/25/46	2,578,288	0.1
6,263,203		Wells Fargo Mortgage Backed Securities Trust, 2.617%, 03/25/36	5,707,271	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

165,242		Wells Fargo Mortgage-Backed Securities Trust, 2.711%, 10/25/33	$168,582	0.0

		Consumer Discretionary: 0.1%
3,257,928	#	BCAP LLC Trust, 5.250%, 02/26/36	3,272,671	0.1

		Total Collateralized Mortgage Obligations
		(Cost $161,714,917)	175,180,553	5.1

MUNICIPAL BONDS: 4.9%

		Alaska: 0.2%
9,400,000		Northern Tobacco Securitization Corp., 5.000%, 06/01/46	7,579,596	0.2

		California: 2.4%
1,200,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,485,720	0.1
4,200,000		California State Public Works Board, 7.804%, 03/01/35	4,972,590	0.2
2,000,000		California State University, 6.484%, 11/01/41	2,477,440	0.1
600,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	784,632	0.0
800,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	1,081,360	0.0
6,700,000		Los Angeles Unified School District, 4.500%, 07/01/22	7,638,402	0.2
4,500,000		Bay Area Toll Authority, 7.043%, 04/01/50	6,550,965	0.2
7,700,000		Los Angeles Department of Airports, 6.582%, 05/15/39	10,075,142	0.3
21,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	25,005,750	0.7
1,200,000		State of California, 5.650%, 04/01/39	1,231,332	0.0
700,000		State of California, 7.500%, 04/01/34	933,499	0.0
1,300,000		State of California, 7.550%, 04/01/39	1,774,370	0.1
2,700,000		State of California, 7.600%, 11/01/40	3,747,978	0.1
1,800,000		Tobacco Securitization Authority of Southern California/CA, 5.125%, 06/01/46	1,429,650	0.1
9,300,000		University of California, 6.270%, 05/15/31	10,675,842	0.3
600,000		University of California, 6.398%, 05/15/31	771,030	0.0
800,000		University of California, 6.548%, 05/15/48	1,055,480	0.0
			81,691,182	2.4

		Illinois: 0.3%
500,000		Chicago Transit Authority, 6.300%, 12/01/21	567,485	0.0
200,000		Chicago Transit Authority, 6.300%, 12/01/21	226,994	0.0
4,300,000		Chicago Transit Authority, 6.899%, 12/01/40	5,217,061	0.2
2,500,000		Chicago Transit Authority, 6.899%, 12/01/40	3,033,175	0.1
570,000		City of Chicago IL, 5.000%, 01/01/35	585,020	0.0
			9,629,735	0.3

		Nebraska: 0.1%
1,500,000		Public Power Generation Agency, 7.242%, 01/01/41	1,799,655	0.1

		Nevada: 0.1%
2,300,000		County of Clark NV, 6.820%, 07/01/45	3,297,349	0.1

		New Jersey: 0.5%
8,100,000		New Jersey Economic Development Authority, 1.389%, 06/15/13	8,122,923	0.2
2,945,000		New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,230,728	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets

			New Jersey (continued)
4,200,000			New Jersey Transportation Trust Fund Authority, 5.250%, 06/15/36	$4,888,212	0.2
				17,241,863	0.5

			New York: 0.5%
1,000,000			New York City Municipal Water Finance Authority, 5.000%, 06/15/44	1,140,890	0.0
5,900,000			New York City Municipal Water Finance Authority, 5.882%, 06/15/44	8,097,986	0.2
5,900,000			New York City Municipal Water Finance Authority, 6.282%, 06/15/42	6,960,997	0.2
1,000,000			New York State Dormitory Authority, 5.000%, 12/15/30	1,214,030	0.1
1,000,000			New York State Dormitory Authority, 5.000%, 03/15/31	1,193,710	0.0
870,000			Tobacco Settlement Financing Corp., 5.875%, 05/15/39	887,313	0.0
				19,494,926	0.5

			Pennsylvania: 0.2%
2,700,000			Pennsylvania Economic Development Financing Authority, 6.532%, 06/15/39	3,285,387	0.1
4,000,000			University of Pittsburgh, 5.000%, 09/15/28	4,804,760	0.1
				8,090,147	0.2

			Texas: 0.6%
15,100,000			City Public Service Board of San Antonio TX, 5.000%, 02/01/23	19,270,620	0.6

			Washington: 0.0%
1,560,000			State of Washington, 12/01/20	1,307,732	0.0

			Total Municipal Bonds
			(Cost $144,111,550)	169,402,805	4.9

OTHER BONDS: 1.9%
			Foreign Government Bonds: 1.9%
EUR	51,200,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 12/15/13	67,170,837	1.9

			Total Other Bonds
			(Cost $64,793,070)	67,170,837	1.9

ASSET-BACKED SECURITIES: 3.4%

			Home Equity Asset-Backed Securities: 0.7%
7,029,276			ACE Securities Corp., 1.117%, 12/25/34	5,917,961	0.2
4,382,983			ACE Securities Corp., 2.017%, 10/25/32	4,248,425	0.1
4,905,825			Asset Backed Securities Corp. Home Equity, 1.466%, 08/15/33	4,402,681	0.1
4,700,000			Bear Stearns Asset Backed Securities Trust, 0.417%, 12/25/36	3,364,211	0.1
5,700,000			Bear Stearns Asset Backed Securities Trust, 0.467%, 04/25/37	1,937,498	0.1
2,330,000			Bear Stearns Asset Backed Securities Trust, 0.647%, 11/25/35	1,987,819	0.1
146,619			MASTR Asset-Backed Securities Trust, 0.267%, 11/25/36	58,181	0.0
279,774			New Century Home Equity Loan Trust, 0.477%, 06/25/35	278,268	0.0
158,637			Renaissance Home Equity Loan Trust, 0.657%, 08/25/33	139,444	0.0
95,747			Securitized Asset Backed Receivables LLC Trust, 0.297%, 11/25/36	31,399	0.0
				22,365,887	0.7

			Other Asset-Backed Securities: 2.7%
69,249			Bear Stearns Asset Backed Securities Trust, 0.297%, 10/25/36	65,684	0.0
3,487,372			Bear Stearns Asset Backed Securities Trust, 3.000%, 10/25/36	2,537,689	0.1
3,500,000			Countrywide Asset-Backed Certificates, 0.567%, 04/25/36	3,062,950	0.1
17,676			Credit-Based Asset Servicing and Securitization LLC, 0.277%, 11/25/36	7,477	0.0
4,800,000			First Frankin Mortgage Loan Trust 2005-FF9, 0.577%, 10/25/35	3,694,092	0.1
185,931			GSAMP Trust, 0.287%, 12/25/36	76,914	0.0
13,800,000		#	Halcyon Structured Asset Management Long/Short CLO Ltd., 0.664%, 08/07/21	13,540,187	0.4
3,672,038			Lehman XS Trust, 0.617%, 10/25/35	3,212,969	0.1
16,833,276		#	Pacifica CDO Ltd., 0.708%, 01/26/20	16,489,641	0.5
2,500,000			Park Place Securities, Inc., 0.937%, 03/25/35	1,809,817	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Other Asset-Backed Securities (continued)
345,828		Securitized Asset Backed Receivables LLC Trust, 0.277%, 12/25/36	$87,752	0.0
13,695,298		Small Business Administration, 5.160%, 02/01/28	15,659,966	0.5
1,284,275		Small Business Administration, 5.290%, 12/01/27	1,467,928	0.0
9,681,036		Small Business Administration, 5.471%, 03/10/18	10,690,643	0.3
8,173,395		Small Business Administration, 5.490%, 03/01/28	9,445,411	0.3
6,698,781		Small Business Administration, 5.902%, 02/10/18	7,428,846	0.2
5,450,345		Soundview Home Equity Loan Trust, 0.357%, 12/25/36	5,185,782	0.1
297,861		Specialty Underwriting & Residential Finance, 0.277%, 01/25/38	283,173	0.0
			94,746,921	2.7
		Total Asset-Backed Securities
		(Cost $111,607,523)	117,112,808	3.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.2%

		Federal Home Loan Mortgage Corporation: 4.6%##
39,218		0.571%, due 12/15/29	39,394	0.0
12,100,000		1.000%, due 03/08/17	12,267,851	0.4
21,600,000		1.000%, due 06/29/17	21,871,382	0.7
12,800,000		1.000%, due 07/28/17	12,983,347	0.4
12,200,000		1.000%, due 09/29/17	12,339,995	0.4
1,000,000		1.250%, due 05/12/17	1,024,874	0.0
879,052		1.306%, due 10/25/44	886,319	0.0
1,696,776		1.511%, due 07/25/44	1,734,309	0.1
5,500,000		1.750%, due 05/30/19	5,706,888	0.2
25,953		2.335%, due 06/01/24	27,744	0.0
2,700,000		2.375%, due 01/13/22	2,839,028	0.1
40,999		2.375%, due 11/01/31	43,078	0.0
283,243		2.457%, due 09/01/35	301,285	0.0
875,597		2.594%, due 01/01/29	941,518	0.0
3,424,555		2.739%, due 06/01/35	3,671,928	0.1
70,208		3.500%, due 07/15/32	72,708	0.0
800,000		3.750%, due 03/27/19	933,913	0.0
2,000,000	W	4.500%, due 10/15/35	2,151,563	0.1
137,044		4.500%, due 06/01/39	147,464	0.0
650,109		4.500%, due 10/01/39	699,535	0.0
16,722,790		4.500%, due 05/01/40	18,041,203	0.5
165,373		4.500%, due 09/01/40	178,411	0.0
88,037		4.500%, due 03/01/41	97,592	0.0
1,422,274		4.500%, due 09/01/41	1,539,294	0.1
4,163,647		4.500%, due 09/01/41	4,506,218	0.1
1,400,000		5.000%, due 02/16/17	1,664,928	0.1
303,343		5.315%, due 03/01/35	328,451	0.0
25,155		5.500%, due 02/01/14	27,421	0.0
500,000		5.500%, due 08/23/17	614,107	0.0
54,455		5.500%, due 01/01/19	59,361	0.0
444,505		5.500%, due 09/01/19	486,100	0.0
79,337		5.500%, due 11/01/21	86,485	0.0
314,289		5.500%, due 03/01/23	345,353	0.0
98,966		5.500%, due 03/01/34	109,338	0.0
96,674		5.500%, due 12/01/36	105,640	0.0
605,245		5.500%, due 03/01/37	661,378	0.0
848,149		5.500%, due 05/01/37	925,221	0.0
97,332		5.500%, due 09/01/37	106,360	0.0
592,721		5.500%, due 09/01/37	646,582	0.0
152,393		5.500%, due 10/01/37	166,241	0.0
613,937		5.500%, due 11/01/37	669,726	0.0
526,676		5.500%, due 12/01/37	574,535	0.0
76,922		5.500%, due 01/01/38	86,171	0.0
925,542		5.500%, due 01/01/38	1,009,647	0.0
1,747,712		5.500%, due 02/01/38	1,906,527	0.1
707,408		5.500%, due 03/01/38	771,690	0.0
95,578		5.500%, due 04/01/38	104,263	0.0
473,739		5.500%, due 05/01/38	519,453	0.0
435,117		5.500%, due 05/01/38	474,249	0.0
130,957		5.500%, due 05/01/38	142,735	0.0
297,969		5.500%, due 06/01/38	324,766	0.0
536,828		5.500%, due 06/01/38	585,107	0.0
386,653		5.500%, due 06/01/38	421,426	0.0
2,491,328		5.500%, due 06/01/38	2,715,381	0.1
2,903,460		5.500%, due 07/01/38	3,167,298	0.1
490,516		5.500%, due 07/01/38	534,629	0.0
79,713		5.500%, due 08/01/38	86,882	0.0
597,768		5.500%, due 08/01/38	651,527	0.0
674,647		5.500%, due 09/01/38	735,320	0.0
592,478		5.500%, due 09/01/38	645,762	0.0
622,511		5.500%, due 10/01/38	678,495	0.0
631,295		5.500%, due 10/01/38	688,661	0.0
88,276		5.500%, due 11/01/38	96,215	0.0
1,097,252		5.500%, due 11/01/38	1,195,931	0.1
129,496		5.500%, due 12/01/38	141,991	0.0
436,134		5.500%, due 01/01/39	475,357	0.0
1,249,824		5.500%, due 03/01/39	1,362,224	0.1
435,396		5.500%, due 07/01/39	474,961	0.0
92,847		5.500%, due 12/01/39	101,284	0.0
1,649,081		5.500%, due 03/01/40	1,798,934	0.1
1,268,265		5.500%, due 08/01/40	1,383,512	0.1
325,568		5.500%, due 08/01/40	355,559	0.0
555,059		5.500%, due 08/01/40	605,497	0.0
363,931		6.000%, due 01/01/22	399,731	0.0
470,256		6.000%, due 03/01/22	516,516	0.0
1,095,572		6.000%, due 10/01/22	1,203,344	0.1
4,051,026		6.000%, due 09/01/27	4,457,123	0.1
1,000,000	W	6.000%, due 10/15/33	1,097,969	0.0
60,236		6.000%, due 05/01/35	67,508	0.0
2,995,756		6.000%, due 12/01/37	3,293,726	0.1
257,922		6.000%, due 12/01/37	283,576	0.0
3,759,783		6.000%, due 01/01/38	4,133,748	0.1
4,465,107		6.000%, due 01/01/38	4,909,225	0.2
478,172		6.000%, due 02/01/38	525,733	0.0
159,068		6.000%, due 08/01/39	174,691	0.0
18,630		6.000%, due 09/01/39	20,459	0.0
26,063		6.500%, due 07/01/19	29,142	0.0
599,558		6.500%, due 02/25/43	720,254	0.0
35,848		8.250%, due 08/15/21	41,173	0.0
			158,739,440	4.6

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Federal National Mortgage Association: 41.3%##
15,200,000		0.417%, due 10/27/37	$15,126,842	0.5
67,833		0.717%, due 03/25/17	68,358	0.0
9,700,000		0.875%, due 08/28/17	9,760,557	0.3
162,625		1.117%, due 04/25/32	165,927	0.0
3,500,000		1.125%, due 04/27/17	3,568,744	0.1
17,300,000		1.250%, due 01/30/17	17,777,636	0.5
143,878		1.348%, due 08/01/42	146,214	0.0
101,024		1.348%, due 08/01/42	102,734	0.0
143,859		1.348%, due 10/01/44	146,125	0.0
1,174,008		1.879%, due 08/01/35	1,227,197	0.1
900,000	^	2.310%, due 08/01/22	897,187	0.0
1,071,747		2.387%, due 10/01/35	1,142,559	0.1
780,018		2.458%, due 10/01/35	834,745	0.0
2,899,220		2.492%, due 11/01/34	3,114,347	0.1
475,032		2.500%, due 03/01/27	500,268	0.0
628,816		2.500%, due 04/01/27	661,878	0.0
495,144		2.500%, due 06/01/27	521,178	0.0
1,338,564		2.500%, due 06/01/27	1,408,943	0.1
1,990,803		2.500%, due 07/01/27	2,095,476	0.1
2,971,603		2.500%, due 07/01/27	3,127,844	0.1
20,000,000	W	2.500%, due 07/25/27	21,025,000	0.6
6,000,000	W	2.500%, due 07/25/27	6,294,375	0.2
634,171		2.563%, due 02/01/34	679,682	0.0
1,406,899		2.832%, due 10/01/35	1,506,723	0.1
2,100,000	^	2.870%, due 09/01/27	2,095,005	0.1
860,873		2.935%, due 09/01/34	909,326	0.0
52,000,000	W	3.000%, due 08/25/26	55,136,250	1.6
36,000,000	W	3.000%, due 06/25/42	38,013,750	1.1
28,000,000	W	3.000%, due 07/25/42	29,491,875	0.9
9,886,131		3.156%, due 05/01/22	10,759,879	0.3
42,492		3.247%, due 05/01/36	44,124	0.0
295,915		3.330%, due 11/01/21	325,315	0.0
135,000,000	W	3.500%, due 07/25/26	143,627,344	4.2
170,000,000	W	3.500%, due 01/25/41	181,926,563	5.3
17,000,000	W	3.500%, due 02/25/42	18,237,813	0.5
57,139		4.000%, due 12/01/13	61,139	0.0
44,142		4.000%, due 04/01/14	46,639	0.0
11,137		4.000%, due 01/01/15	11,919	0.0
283,175		4.000%, due 03/01/15	303,060	0.0
27,999		4.000%, due 07/01/18	30,026	0.0
3,434		4.000%, due 07/01/18	3,683	0.0
11,782		4.000%, due 06/01/19	12,650	0.0
159,262		4.000%, due 04/01/23	170,545	0.0
450,295		4.000%, due 03/01/24	482,057	0.0
197,891		4.000%, due 04/01/24	211,850	0.0
698,437		4.000%, due 04/01/24	747,701	0.0
407,032		4.000%, due 04/01/24	435,742	0.0
102,004		4.000%, due 04/01/24	109,198	0.0
1,722,631		4.000%, due 04/01/24	1,844,138	0.1
747,595		4.000%, due 05/01/24	800,328	0.0
664,305		4.000%, due 05/01/24	711,162	0.0
11,704		4.000%, due 05/01/24	12,529	0.0
14,678		4.000%, due 06/01/24	15,714	0.0
425,161		4.000%, due 06/01/24	455,150	0.0
223,336		4.000%, due 06/01/24	239,089	0.0
2,229,027		4.000%, due 06/01/24	2,386,253	0.1
20,122		4.000%, due 07/01/24	21,541	0.0
90,918		4.000%, due 07/01/24	97,331	0.0
758,441		4.000%, due 08/01/24	811,939	0.0
4,938,312		4.000%, due 08/01/24	5,286,640	0.2
838,316		4.000%, due 11/01/24	897,447	0.0
2,436,117		4.000%, due 12/01/24	2,607,951	0.1
106,645		4.000%, due 02/01/25	114,167	0.0
19,029		4.000%, due 05/01/25	20,365	0.0
114,502		4.000%, due 05/01/25	122,579	0.0
441,710		4.000%, due 06/01/25	472,866	0.0
17,392		4.000%, due 06/01/25	18,614	0.0
757,633		4.000%, due 06/01/25	810,836	0.0
100,053		4.000%, due 07/01/25	107,079	0.0
118,566		4.000%, due 07/01/25	126,892	0.0
32,472		4.000%, due 08/01/25	34,752	0.0
333,469		4.000%, due 08/01/25	356,886	0.0
700,693		4.000%, due 08/01/25	749,898	0.0
16,378		4.000%, due 08/01/25	17,529	0.0
15,169		4.000%, due 09/01/25	16,234	0.0
640,106		4.000%, due 09/01/25	685,457	0.0
454,862		4.000%, due 11/01/25	486,803	0.0
4,357		4.000%, due 01/01/26	4,663	0.0
536,134		4.000%, due 01/01/26	573,783	0.0
27,508		4.000%, due 01/01/26	29,439	0.0
69,044		4.000%, due 02/01/26	73,914	0.0
718,145		4.000%, due 04/01/26	768,800	0.0
925,217		4.000%, due 04/01/26	990,478	0.0
23,364		4.000%, due 04/01/26	25,012	0.0
84,214		4.000%, due 04/01/26	90,154	0.0
55,116		4.000%, due 05/01/26	59,003	0.0
177,794		4.000%, due 06/01/26	190,335	0.0
751,191		4.000%, due 06/01/26	804,176	0.0
85,200		4.000%, due 06/01/26	91,209	0.0
595,620		4.000%, due 08/01/26	637,632	0.0
42,000,000	W	4.000%, due 07/25/39	45,261,565	1.3
39,000,000	W	4.000%, due 08/25/40	41,985,939	1.2
382,490		4.000%, due 12/01/40	412,739	0.0
279,347		4.000%, due 12/01/41	301,526	0.0
36,349		4.500%, due 08/01/13	37,915	0.0
1,999,800		4.500%, due 09/01/13	2,096,635	0.1
5,987,993		4.500%, due 10/01/13	6,329,356	0.2
74,654		4.500%, due 05/01/14	79,649	0.0
1,495,141		4.500%, due 07/01/14	1,603,452	0.1
4,161		4.500%, due 06/01/17	4,493	0.0
30,316		4.500%, due 07/01/17	32,741	0.0
268,879		4.500%, due 11/01/17	286,632	0.0
353,253		4.500%, due 04/01/18	382,309	0.0
4,404,664		4.500%, due 04/01/18	4,756,439	0.2
1,640,554		4.500%, due 05/01/18	1,771,576	0.1
3,548		4.500%, due 05/01/18	3,840	0.0
173,905		4.500%, due 06/01/18	187,794	0.0
38,912		4.500%, due 06/01/18	42,024	0.0
6,837		4.500%, due 08/01/18	7,399	0.0
986,330		4.500%, due 09/01/18	1,067,460	0.1
993,063		4.500%, due 12/01/18	1,074,746	0.1
243,191		4.500%, due 05/01/19	263,270	0.0
415,336		4.500%, due 02/01/20	449,369	0.0
63,413		4.500%, due 09/01/20	68,610	0.0
260,638		4.500%, due 01/01/21	282,158	0.0
8,960,158		4.500%, due 03/01/22	9,697,170	0.3
218,071		4.500%, due 11/01/22	235,940	0.0
6,833		4.500%, due 03/01/23	7,380	0.0
22,768		4.500%, due 04/01/23	24,591	0.0
403,099		4.500%, due 04/01/23	435,374	0.0
134,901		4.500%, due 05/01/23	145,518	0.0
312,294		4.500%, due 05/01/23	341,680	0.0
2,530,347		4.500%, due 05/01/23	2,732,944	0.1
496,296		4.500%, due 06/01/23	536,033	0.0
6,468		4.500%, due 06/01/23	6,985	0.0
553,339		4.500%, due 07/01/23	597,643	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
239,641		4.500%, due 02/01/24	$258,828	0.0
13,382		4.500%, due 03/01/24	14,453	0.0
105,994		4.500%, due 04/01/24	114,480	0.0
988,525		4.500%, due 04/01/24	1,067,673	0.1
245,032		4.500%, due 04/01/24	264,651	0.0
368,975		4.500%, due 04/01/24	398,518	0.0
219,486		4.500%, due 04/01/24	237,059	0.0
77,926		4.500%, due 05/01/24	84,165	0.0
587,609		4.500%, due 05/01/24	634,657	0.0
4,209,718		4.500%, due 05/01/24	4,546,778	0.2
209,245		4.500%, due 06/01/24	225,998	0.0
241,838		4.500%, due 07/01/24	261,201	0.0
266,441		4.500%, due 08/01/24	287,775	0.0
31,817		4.500%, due 09/01/24	34,365	0.0
239,244		4.500%, due 01/01/25	258,997	0.0
461,189		4.500%, due 02/01/25	498,115	0.0
219,535		4.500%, due 03/01/25	237,661	0.0
41,490		4.500%, due 04/01/25	44,916	0.0
151,622		4.500%, due 04/01/25	164,141	0.0
97,172		4.500%, due 04/01/25	105,195	0.0
194,320		4.500%, due 04/01/25	210,364	0.0
362,752		4.500%, due 05/01/25	392,704	0.0
15,400		4.500%, due 06/01/25	16,671	0.0
18,527		4.500%, due 07/01/25	20,010	0.0
2,039,844		4.500%, due 07/01/25	2,208,267	0.1
470,483		4.500%, due 09/01/25	508,153	0.0
260,513		4.500%, due 12/01/25	282,023	0.0
440,277		4.500%, due 01/01/26	475,529	0.0
1,082,789		4.500%, due 03/01/26	1,172,868	0.1
277,772		4.500%, due 05/01/26	300,707	0.0
301,041		4.500%, due 06/01/26	325,144	0.0
251,807		4.500%, due 07/01/26	271,969	0.0
6,902,784		4.500%, due 04/01/29	7,495,299	0.2
98,866		4.500%, due 06/01/29	107,352	0.0
1,268,946		4.500%, due 06/01/29	1,377,869	0.1
882,671		4.500%, due 07/01/29	958,437	0.0
19,096		4.500%, due 10/01/29	20,723	0.0
128,792		4.500%, due 06/01/30	139,767	0.0
2,590,539		4.500%, due 10/01/30	2,822,617	0.1
488,649		4.500%, due 05/01/31	532,426	0.0
119,833		4.500%, due 02/01/33	130,362	0.0
434,982		4.500%, due 10/01/33	473,203	0.0
191,560		4.500%, due 01/01/34	208,392	0.0
55,016		4.500%, due 07/01/34	59,722	0.0
194,364		4.500%, due 09/01/35	210,744	0.0
97,000,000	W	4.500%, due 10/15/35	105,017,661	3.1
431,330		4.500%, due 11/01/35	468,220	0.0
832,775		4.500%, due 02/01/36	905,950	0.0
8,483,469		4.500%, due 06/01/36	9,194,433	0.3
35,640		4.500%, due 02/01/38	38,599	0.0
19,016		4.500%, due 04/01/38	20,594	0.0
55,346		4.500%, due 01/01/39	59,942	0.0
7,766,394		4.500%, due 02/01/39	8,411,196	0.3
12,294		4.500%, due 05/01/39	13,314	0.0
110,964		4.500%, due 05/01/39	122,535	0.0
848,879		4.500%, due 06/01/39	919,357	0.0
5,252,319		4.500%, due 06/01/39	5,688,391	0.2
239,773		4.500%, due 07/01/39	259,680	0.0
495,059		4.500%, due 08/01/39	536,161	0.0
679,085		4.500%, due 08/01/39	735,465	0.0
1,096,994		4.500%, due 08/01/39	1,188,072	0.1
2,408,711		4.500%, due 08/01/39	2,608,693	0.1
1,614,851		4.500%, due 09/01/39	1,748,924	0.1
1,279,373		4.500%, due 10/01/39	1,385,593	0.1
5,855,372		4.500%, due 11/01/39	6,341,512	0.2
1,031,377		4.500%, due 12/01/39	1,117,006	0.1
15,700,648		4.500%, due 01/01/40	17,004,188	0.5
675,054		4.500%, due 01/01/40	731,100	0.0
79,481		4.500%, due 02/01/40	86,079	0.0
1,726,753		4.500%, due 02/01/40	1,879,612	0.1
759,837		4.500%, due 02/01/40	825,297	0.0
9,090,005		4.500%, due 04/01/40	9,873,105	0.3
428,241		4.500%, due 06/01/40	465,134	0.0
844,260		4.500%, due 06/01/40	916,992	0.0
696,107		4.500%, due 07/01/40	756,076	0.0
1,329,355		4.500%, due 07/01/40	1,443,878	0.1
705,245		4.500%, due 07/01/40	766,001	0.0
28,415		4.500%, due 08/01/40	30,863	0.0
231,224		4.500%, due 08/01/40	251,144	0.0
249,217		4.500%, due 08/01/40	270,687	0.0
117,504		4.500%, due 08/01/40	131,960	0.0
224,143		4.500%, due 08/01/40	243,453	0.0
112,531		4.500%, due 09/01/40	122,226	0.0
20,756		4.500%, due 09/01/40	22,544	0.0
266,679		4.500%, due 09/01/40	289,653	0.0
29,858,114		4.500%, due 09/01/40	32,430,379	1.0
227,127		4.500%, due 09/01/40	246,694	0.0
250,108		4.500%, due 09/01/40	271,655	0.0
2,033,369		4.500%, due 09/01/40	2,208,543	0.1
179,914		4.500%, due 09/01/40	195,413	0.0
536,010		4.500%, due 10/01/40	582,187	0.0
704,330		4.500%, due 10/01/40	783,936	0.0
542,241		4.500%, due 11/01/40	588,954	0.0
257,912		4.500%, due 11/01/40	280,131	0.0
38,759		4.500%, due 11/01/40	42,098	0.0
25,482		4.500%, due 11/01/40	27,677	0.0
93,748		4.500%, due 12/01/40	101,825	0.0
236,380		4.500%, due 12/01/40	256,745	0.0
361,063		4.500%, due 12/01/40	392,169	0.0
311,706		4.500%, due 12/01/40	338,559	0.0
23,588,404		4.500%, due 12/01/40	25,620,535	0.8
313,900		4.500%, due 12/01/40	340,943	0.0
25,471		4.500%, due 12/01/40	27,666	0.0
833,583		4.500%, due 12/01/40	905,526	0.0
14,015,418		4.500%, due 01/01/41	15,179,043	0.5
496,532		4.500%, due 01/01/41	537,756	0.0
71,150		4.500%, due 02/01/41	77,413	0.0
572,242		4.500%, due 02/01/41	621,540	0.0
553,574		4.500%, due 02/01/41	601,264	0.0
278,682		4.500%, due 02/01/41	302,690	0.0
317,151		4.500%, due 02/01/41	344,672	0.0
700,432		4.500%, due 02/01/41	760,774	0.0
273,333		4.500%, due 02/01/41	297,393	0.0
442,930		4.500%, due 02/01/41	481,089	0.0
22,024		4.500%, due 03/01/41	23,962	0.0
513,040		4.500%, due 03/01/41	558,200	0.0
675,396		4.500%, due 03/01/41	733,581	0.0
239,712		4.500%, due 03/01/41	260,812	0.0
1,399,250		4.500%, due 03/01/41	1,522,419	0.1
1,360,557		4.500%, due 03/01/41	1,477,768	0.1
1,765,835		4.500%, due 03/01/41	1,921,272	0.1
1,957,671		4.500%, due 03/01/41	2,129,994	0.1
271,131		4.500%, due 04/01/41	294,997	0.0
2,148,051		4.500%, due 04/01/41	2,337,132	0.1
347,204		4.500%, due 04/01/41	377,766	0.0
141,676		4.500%, due 04/01/41	154,147	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
4,117,018		4.500%, due 04/01/41	$4,479,417	0.2
64,556		4.500%, due 04/01/41	70,239	0.0
1,330,881		4.500%, due 04/01/41	1,448,032	0.1
244,099		4.500%, due 05/01/41	265,585	0.0
2,767,893		4.500%, due 05/01/41	3,011,536	0.1
7,834,517		4.500%, due 05/01/41	8,524,147	0.3
12,298,357		4.500%, due 05/01/41	13,357,855	0.4
30,027		4.500%, due 05/01/41	32,670	0.0
358,544		4.500%, due 05/01/41	390,105	0.0
3,132,180		4.500%, due 05/01/41	3,407,889	0.1
249,991		4.500%, due 05/01/41	271,996	0.0
1,988,137		4.500%, due 05/01/41	2,163,142	0.1
2,404,687		4.500%, due 06/01/41	2,616,358	0.1
9,979,910		4.500%, due 06/01/41	10,858,387	0.3
2,553,652		4.500%, due 06/01/41	2,778,436	0.1
926,154		4.500%, due 06/01/41	1,007,678	0.1
505,943		4.500%, due 06/01/41	550,478	0.0
106,162		4.500%, due 06/01/41	115,507	0.0
338,039		4.500%, due 06/01/41	367,794	0.0
448,004		4.500%, due 07/01/41	487,439	0.0
125,913		4.500%, due 07/01/41	136,997	0.0
11,324,608		4.500%, due 07/01/41	12,321,453	0.4
340,810		4.500%, due 07/01/41	370,810	0.0
266,156		4.500%, due 07/01/41	289,584	0.0
747,354		4.500%, due 07/01/41	813,139	0.0
157,341		4.500%, due 08/01/41	171,191	0.0
1,215,473		4.500%, due 08/01/41	1,322,465	0.1
452,492		4.500%, due 08/01/41	492,322	0.0
287,616		4.500%, due 08/01/41	312,933	0.0
357,301		4.500%, due 08/01/41	388,752	0.0
362,244		4.500%, due 10/01/41	394,131	0.0
50,136		4.500%, due 11/01/41	54,549	0.0
30,847,642		4.500%, due 11/01/41	33,562,994	1.0
5,380,451		4.500%, due 12/01/41	5,854,064	0.2
507,415		4.500%, due 01/01/42	553,666	0.0
212,274		4.500%, due 01/01/42	230,960	0.0
47,423		4.500%, due 02/01/42	51,746	0.0
534,983		4.500%, due 04/01/42	582,910	0.0
371,680		4.501%, due 12/01/36	394,782	0.0
1,600,000		5.000%, due 02/13/17	1,902,054	0.1
400,000		5.000%, due 05/11/17	477,572	0.0
588,955		5.000%, due 02/01/34	647,350	0.0
1,222,053		5.000%, due 03/01/34	1,343,221	0.1
3,194,756		5.000%, due 03/01/35	3,508,315	0.1
20,906,237		5.000%, due 06/01/35	22,890,928	0.7
11,392,531		5.000%, due 07/01/35	12,521,268	0.4
717,723		5.000%, due 08/01/35	785,858	0.0
52,920		5.000%, due 09/01/35	58,167	0.0
500,000		5.375%, due 06/12/17	606,870	0.0
6,000,000	W	5.500%, due 10/15/18	6,500,626	0.2
451,556		5.500%, due 06/01/23	499,276	0.0
747,492		5.500%, due 02/01/24	827,422	0.0
31,492		5.500%, due 01/01/32	34,953	0.0
219,071		5.500%, due 10/01/33	243,146	0.0
204,015		5.500%, due 10/01/33	226,437	0.0
6,184		5.500%, due 11/01/33	6,864	0.0
147,220		5.500%, due 11/01/33	163,399	0.0
70,958		5.500%, due 11/01/33	78,756	0.0
105,994		5.500%, due 11/01/33	117,643	0.0
9,000,000	W	5.500%, due 11/13/33	9,863,440	0.3
1,012,765		5.500%, due 12/01/33	1,124,067	0.1
228,071		5.500%, due 12/01/33	254,633	0.0
1,853,210		5.500%, due 12/01/33	2,056,877	0.1
184,956		5.500%, due 12/01/33	205,283	0.0
9,942		5.500%, due 12/01/33	11,034	0.0
128,402		5.500%, due 12/01/33	142,514	0.0
229,097		5.500%, due 01/01/34	252,986	0.0
82,228		5.500%, due 01/01/34	90,803	0.0
174,042		5.500%, due 01/01/34	193,169	0.0
209,169		5.500%, due 11/01/34	231,568	0.0
446,830		5.500%, due 11/01/34	493,423	0.0
190,901		5.500%, due 01/01/35	213,133	0.0
57,594		5.500%, due 01/01/35	63,600	0.0
13,284,252		5.500%, due 02/01/35	14,669,461	0.4
80,269		5.500%, due 02/01/35	88,538	0.0
319,268		5.500%, due 03/01/35	355,822	0.0
12,468		5.500%, due 02/01/36	13,736	0.0
202,841		5.500%, due 04/01/36	222,725	0.0
201,888		5.500%, due 05/01/36	221,678	0.0
81,946		5.500%, due 05/01/36	89,546	0.0
8,756,995		5.500%, due 07/01/36	9,670,126	0.3
430,241		5.500%, due 09/01/36	477,525	0.0
67,920		5.500%, due 11/01/36	74,578	0.0
104,955		5.500%, due 11/01/36	115,243	0.0
156,719		5.500%, due 12/01/36	172,082	0.0
94,791		5.500%, due 12/01/36	104,083	0.0
36,415		5.500%, due 12/01/36	39,985	0.0
964,123		5.500%, due 01/01/37	1,057,425	0.1
552,044		5.500%, due 01/01/37	606,158	0.0
152,606		5.500%, due 01/01/37	167,566	0.0
128,439		5.500%, due 04/01/37	140,869	0.0
174,928		5.500%, due 07/01/37	191,856	0.0
3,159,683		5.500%, due 03/01/38	3,527,666	0.1
2,971,569		5.500%, due 04/01/38	3,259,141	0.1
5,547,425		5.500%, due 05/01/38	6,110,278	0.2
3,481,008		5.500%, due 06/01/38	3,817,881	0.1
87,530		5.500%, due 06/01/38	96,110	0.0
6,999,999		5.500%, due 06/01/38	7,677,421	0.2
10,000,000		5.500%, due 09/01/38	10,967,746	0.3
55,779		5.500%, due 09/01/39	61,247	0.0
211,065		5.500%, due 05/01/40	233,601	0.0
266,918		5.500%, due 06/01/40	295,418	0.0
159,637		6.000%, due 09/01/21	179,456	0.0
1,340,228		6.000%, due 06/01/22	1,480,443	0.1
140,541		6.000%, due 09/01/22	155,244	0.0
143,989		6.000%, due 10/01/22	159,053	0.0
281,295		6.000%, due 01/01/23	310,724	0.0
7,329		6.000%, due 03/01/24	8,236	0.0
3,240,959		6.000%, due 12/01/26	3,586,106	0.1
3,362,563		6.000%, due 08/01/27	3,720,661	0.1
3,427,352		6.000%, due 09/01/27	3,792,349	0.1
3,650,131		6.000%, due 10/01/27	4,036,572	0.1
7,056,483		6.000%, due 11/01/27	7,803,556	0.2
546,483		6.000%, due 11/01/28	614,330	0.0
3,092		6.000%, due 04/01/31	3,492	0.0
2,713		6.000%, due 01/01/32	3,064	0.0
6,363		6.000%, due 11/01/32	7,203	0.0
341,202		6.000%, due 01/01/33	382,293	0.0
30,845		6.000%, due 09/01/33	34,915	0.0
7,065		6.000%, due 01/01/34	7,998	0.0
5,547		6.000%, due 02/01/34	6,279	0.0
107,117		6.000%, due 05/01/35	119,328	0.0
69,713		6.000%, due 07/01/35	77,660	0.0
66,888		6.000%, due 07/01/35	74,513	0.0
2,891		6.000%, due 10/01/35	3,221	0.0
2,200,122		6.000%, due 12/01/35	2,450,926	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
526,345	6.000%, due 12/01/35	$586,346	0.0
16,096	6.000%, due 12/01/35	17,931	0.0
10,709	6.000%, due 02/01/36	11,855	0.0
443,623	6.000%, due 02/01/36	491,075	0.0
15,884	6.000%, due 02/01/36	17,583	0.0
487,896	6.000%, due 02/01/36	540,083	0.0
404,254	6.000%, due 03/01/36	447,495	0.0
233,409	6.000%, due 04/01/36	258,375	0.0
413,431	6.000%, due 04/01/36	457,654	0.0
171,673	6.000%, due 05/01/36	190,035	0.0
228,011	6.000%, due 05/01/36	252,400	0.0
351,489	6.000%, due 06/01/36	389,086	0.0
134,187	6.000%, due 07/01/36	148,541	0.0
64,043	6.000%, due 07/01/36	70,893	0.0
6,153	6.000%, due 07/01/36	6,811	0.0
985,860	6.000%, due 07/01/36	1,098,244	0.1
73,092	6.000%, due 07/01/36	81,795	0.0
92,202	6.000%, due 08/01/36	102,065	0.0
41,327	6.000%, due 08/01/36	45,748	0.0
43,345	6.000%, due 08/01/36	47,982	0.0
321,582	6.000%, due 08/01/36	355,979	0.0
5,344,652	6.000%, due 08/01/36	5,916,339	0.2
80,006	6.000%, due 08/01/36	88,564	0.0
418,941	6.000%, due 08/01/36	463,752	0.0
199,072	6.000%, due 09/01/36	225,256	0.0
200,705	6.000%, due 09/01/36	222,173	0.0
198,523	6.000%, due 09/01/36	219,758	0.0
66,218	6.000%, due 09/01/36	74,272	0.0
11,562	6.000%, due 09/01/36	12,799	0.0
77,933	6.000%, due 09/01/36	86,269	0.0
189,045	6.000%, due 09/01/36	209,266	0.0
25,037	6.000%, due 09/01/36	27,715	0.0
57,104	6.000%, due 09/01/36	63,212	0.0
28,886	6.000%, due 09/01/36	31,976	0.0
780,360	6.000%, due 10/01/36	863,831	0.0
16,542	6.000%, due 10/01/36	18,311	0.0
207,133	6.000%, due 10/01/36	229,289	0.0
1,301,200	6.000%, due 10/01/36	1,440,382	0.1
7,414	6.000%, due 10/01/36	8,207	0.0
98,735	6.000%, due 10/01/36	109,297	0.0
45,107	6.000%, due 10/01/36	49,931	0.0
28,019	6.000%, due 10/01/36	31,016	0.0
155,780	6.000%, due 10/01/36	172,443	0.0
243,441	6.000%, due 10/01/36	269,481	0.0
59,017	6.000%, due 10/01/36	65,330	0.0
222,419	6.000%, due 10/01/36	246,210	0.0
109,281	6.000%, due 10/01/36	120,970	0.0
7,447	6.000%, due 11/01/36	8,410	0.0
85,631	6.000%, due 11/01/36	94,791	0.0
68,687	6.000%, due 11/01/36	76,034	0.0
198,524	6.000%, due 11/01/36	219,759	0.0
156,363	6.000%, due 11/01/36	173,088	0.0
178,990	6.000%, due 12/01/36	198,135	0.0
211,939	6.000%, due 12/01/36	234,609	0.0
21,529	6.000%, due 12/01/36	23,832	0.0
50,309	6.000%, due 12/01/36	55,691	0.0
639,645	6.000%, due 12/01/36	708,065	0.0
168,661	6.000%, due 12/01/36	186,659	0.0
534,473	6.000%, due 01/01/37	591,642	0.0
56,037	6.000%, due 01/01/37	62,031	0.0
103,620	6.000%, due 01/01/37	114,704	0.0
39,282	6.000%, due 01/01/37	43,509	0.0
7,691	6.000%, due 01/01/37	8,531	0.0
665,649	6.000%, due 01/01/37	736,849	0.0
1,159,797	6.000%, due 02/01/37	1,283,854	0.1
943,630	6.000%, due 02/01/37	1,044,565	0.1
40,957	6.000%, due 02/01/37	45,338	0.0
178,849	6.000%, due 02/01/37	197,980	0.0
242,034	6.000%, due 02/01/37	267,923	0.0
235,983	6.000%, due 02/01/37	261,225	0.0
104,686	6.000%, due 03/01/37	115,884	0.0
337,515	6.000%, due 03/01/37	373,617	0.0
8,696	6.000%, due 03/01/37	9,626	0.0
115,782	6.000%, due 03/01/37	128,167	0.0
898,854	6.000%, due 03/01/37	995,000	0.0
57,857	6.000%, due 03/01/37	64,046	0.0
488,003	6.000%, due 04/01/37	540,202	0.0
276,784	6.000%, due 04/01/37	306,391	0.0
211,740	6.000%, due 04/01/37	234,389	0.0
493,557	6.000%, due 04/01/37	546,350	0.0
356,096	6.000%, due 04/01/37	394,186	0.0
101,584	6.000%, due 04/01/37	112,449	0.0
1,283,477	6.000%, due 04/01/37	1,420,764	0.1
660,542	6.000%, due 04/01/37	731,196	0.0
310,369	6.000%, due 04/01/37	343,567	0.0
239,015	6.000%, due 04/01/37	264,581	0.0
142,602	6.000%, due 04/01/37	157,856	0.0
246,322	6.000%, due 04/01/37	272,670	0.0
19,591	6.000%, due 04/01/37	21,710	0.0
12,294	6.000%, due 04/01/37	13,609	0.0
11,636	6.000%, due 04/01/37	12,888	0.0
95,397	6.000%, due 04/01/37	105,601	0.0
23,716	6.000%, due 04/01/37	26,253	0.0
9,854	6.000%, due 04/01/37	10,943	0.0
34,729	6.000%, due 04/01/37	38,443	0.0
13,102	6.000%, due 04/01/37	14,504	0.0
19,956	6.000%, due 04/01/37	22,090	0.0
89,540	6.000%, due 04/01/37	99,118	0.0
143,606	6.000%, due 05/01/37	158,967	0.0
737	6.000%, due 05/01/37	815	0.0
141,105	6.000%, due 05/01/37	156,198	0.0
47,728	6.000%, due 05/01/37	52,833	0.0
454,365	6.000%, due 05/01/37	503,250	0.0
964,583	6.000%, due 05/01/37	1,067,759	0.1
53,392	6.000%, due 05/01/37	59,103	0.0
395,928	6.000%, due 05/01/37	438,278	0.0
229,994	6.000%, due 05/01/37	254,595	0.0
291,852	6.000%, due 05/01/37	323,070	0.0
348,268	6.000%, due 05/01/37	385,294	0.0
72,572	6.000%, due 05/01/37	80,335	0.0
240,117	6.000%, due 05/01/37	265,801	0.0
7,320	6.000%, due 05/01/37	8,103	0.0
187,584	6.000%, due 06/01/37	207,649	0.0
95,737	6.000%, due 06/01/37	105,977	0.0
56,669	6.000%, due 06/01/37	62,731	0.0
99,784	6.000%, due 06/01/37	110,458	0.0
32,047	6.000%, due 06/01/37	35,475	0.0
282,338	6.000%, due 06/01/37	312,538	0.0
100,228	6.000%, due 06/01/37	111,044	0.0
292,030	6.000%, due 06/01/37	323,267	0.0
300,307	6.000%, due 06/01/37	332,429	0.0
21,306	6.000%, due 06/01/37	23,585	0.0
284,517	6.000%, due 06/01/37	315,128	0.0
50,511	6.000%, due 06/01/37	55,914	0.0
25,903	6.000%, due 06/01/37	28,674	0.0
486,189	6.000%, due 06/01/37	538,194	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
313,788	6.000%, due 06/01/37	$347,352	0.0
61,301	6.000%, due 06/01/37	67,857	0.0
379,281	6.000%, due 06/01/37	419,851	0.0
2,093,758	6.000%, due 06/01/37	2,317,715	0.1
1,017,970	6.000%, due 07/01/37	1,126,856	0.1
213,777	6.000%, due 07/01/37	236,644	0.0
62,073	6.000%, due 07/01/37	68,712	0.0
174,791	6.000%, due 07/01/37	193,487	0.0
136,752	6.000%, due 07/01/37	151,620	0.0
152,503	6.000%, due 07/01/37	168,816	0.0
27,319	6.000%, due 07/01/37	30,241	0.0
152,728	6.000%, due 07/01/37	172,310	0.0
47,778	6.000%, due 07/01/37	52,888	0.0
446,923	6.000%, due 07/01/37	494,728	0.0
325,151	6.000%, due 07/01/37	359,930	0.0
186,739	6.000%, due 07/01/37	206,713	0.0
91,787	6.000%, due 07/01/37	101,556	0.0
8,135	6.000%, due 07/01/37	9,005	0.0
94,437	6.000%, due 07/01/37	104,538	0.0
57,634	6.000%, due 07/01/37	64,790	0.0
93,927	6.000%, due 07/01/37	104,032	0.0
236,030	6.000%, due 07/01/37	261,277	0.0
5,456	6.000%, due 07/01/37	6,040	0.0
383,879	6.000%, due 07/01/37	424,940	0.0
789,332	6.000%, due 07/01/37	873,762	0.0
355,302	6.000%, due 07/01/37	393,307	0.0
69,044	6.000%, due 07/01/37	76,429	0.0
183,693	6.000%, due 08/01/37	203,342	0.0
165,032	6.000%, due 08/01/37	182,685	0.0
130,273	6.000%, due 08/01/37	144,207	0.0
154,704	6.000%, due 08/01/37	171,252	0.0
436,822	6.000%, due 08/01/37	483,546	0.0
228,906	6.000%, due 08/01/37	253,391	0.0
885,323	6.000%, due 08/01/37	980,574	0.0
764,704	6.000%, due 08/01/37	846,500	0.0
257,477	6.000%, due 08/01/37	285,018	0.0
635,215	6.000%, due 08/01/37	703,161	0.0
622,095	6.000%, due 08/01/37	688,637	0.0
547,725	6.000%, due 08/01/37	606,312	0.0
519,958	6.000%, due 08/01/37	575,900	0.0
54,434	6.000%, due 08/01/37	60,215	0.0
141,163	6.000%, due 08/01/37	156,262	0.0
107,835	6.000%, due 09/01/37	119,369	0.0
1,878,940	6.000%, due 09/01/37	2,079,920	0.1
456,564	6.000%, due 09/01/37	505,400	0.0
264,314	6.000%, due 09/01/37	292,586	0.0
17,344	6.000%, due 09/01/37	19,199	0.0
3,003,049	6.000%, due 09/01/37	3,324,269	0.1
495,174	6.000%, due 09/01/37	548,140	0.0
226,330	6.000%, due 09/01/37	250,540	0.0
135,279	6.000%, due 09/01/37	149,749	0.0
58,275	6.000%, due 09/01/37	64,508	0.0
295,197	6.000%, due 09/01/37	326,772	0.0
130,449	6.000%, due 09/01/37	144,402	0.0
324,422	6.000%, due 09/01/37	359,124	0.0
275,135	6.000%, due 09/01/37	304,564	0.0
140,517	6.000%, due 09/01/37	155,548	0.0
442,380	6.000%, due 10/01/37	489,699	0.0
71,738	6.000%, due 10/01/37	79,411	0.0
134,382	6.000%, due 10/01/37	148,757	0.0
460,230	6.000%, due 10/01/37	509,458	0.0
13,315	6.000%, due 10/01/37	14,740	0.0
45,267	6.000%, due 10/01/37	50,109	0.0
157,197	6.000%, due 10/01/37	174,012	0.0
165,983	6.000%, due 10/01/37	183,738	0.0
877,159	6.000%, due 10/01/37	970,984	0.0
851,241	6.000%, due 11/01/37	942,293	0.0
508,141	6.000%, due 11/01/37	564,320	0.0
16,557	6.000%, due 11/01/37	18,328	0.0
192,752	6.000%, due 11/01/37	213,369	0.0
436,193	6.000%, due 12/01/37	487,394	0.0
264,052	6.000%, due 12/01/37	292,461	0.0
157,589	6.000%, due 12/01/37	177,794	0.0
168,370	6.000%, due 12/01/37	186,379	0.0
5,584,393	6.000%, due 01/01/38	6,181,724	0.2
434,424	6.000%, due 01/01/38	480,892	0.0
8,062	6.000%, due 02/01/38	8,993	0.0
326,432	6.000%, due 02/01/38	360,634	0.0
175,455	6.000%, due 02/01/38	194,222	0.0
939,264	6.000%, due 02/01/38	1,039,732	0.1
8,697	6.000%, due 03/01/38	9,627	0.0
239,625	6.000%, due 03/01/38	264,732	0.0
193,099	6.000%, due 03/01/38	213,332	0.0
64,147	6.000%, due 03/01/38	70,869	0.0
300,999	6.000%, due 04/01/38	333,196	0.0
3,560,026	6.000%, due 04/01/38	3,933,034	0.1
12,982	6.000%, due 06/01/38	14,379	0.0
823,956	6.000%, due 06/01/38	910,287	0.0
298,815	6.000%, due 07/01/38	330,124	0.0
487,843	6.000%, due 07/01/38	538,958	0.0
226,040	6.000%, due 07/01/38	249,724	0.0
7,544	6.000%, due 08/01/38	8,334	0.0
140,256	6.000%, due 08/01/38	154,952	0.0
269,793	6.000%, due 09/01/38	298,651	0.0
1,521,881	6.000%, due 09/01/38	1,681,338	0.1
74,571	6.000%, due 09/01/38	82,384	0.0
105,061	6.000%, due 09/01/38	117,189	0.0
102,474	6.000%, due 09/01/38	113,435	0.0
550,878	6.000%, due 09/01/38	608,597	0.0
13,752	6.000%, due 10/01/38	15,192	0.0
5,912	6.000%, due 10/01/38	6,531	0.0
1,197,360	6.000%, due 10/01/38	1,322,815	0.1
19,846	6.000%, due 10/01/38	21,926	0.0
299,135	6.000%, due 10/01/38	331,132	0.0
55,307	6.000%, due 10/01/38	61,102	0.0
381,003	6.000%, due 11/01/38	421,757	0.0
17,087	6.000%, due 11/01/38	18,877	0.0
848,449	6.000%, due 11/01/38	937,347	0.0
18,085	6.000%, due 11/01/38	19,979	0.0
803,636	6.000%, due 12/01/38	893,012	0.0
789,765	6.000%, due 12/01/38	874,182	0.0
2,279,144	6.000%, due 12/01/38	2,517,945	0.1
203,019	6.000%, due 08/01/39	224,735	0.0
12,616,874	6.000%, due 10/01/39	13,938,830	0.4
838,498	6.000%, due 11/01/39	927,400	0.0
513,967	6.000%, due 12/01/39	568,944	0.0
361,225	6.000%, due 07/01/40	399,863	0.0
493,068	6.000%, due 07/01/40	545,808	0.0
436,557	6.000%, due 09/01/40	489,897	0.0
194	6.500%, due 11/01/15	206	0.0
24,484	6.500%, due 09/01/16	26,298	0.0
4,201	6.500%, due 02/01/17	4,512	0.0
3,897	6.500%, due 02/01/17	4,185	0.0
4,916	6.500%, due 02/01/17	5,349	0.0
3,031	6.500%, due 03/01/17	3,298	0.0
20,109	6.500%, due 04/01/17	21,880	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Federal National Mortgage Association (continued)
639			6.500%, due 06/01/29	$751	0.0
50,969			6.500%, due 04/01/32	58,951	0.0
26,354			6.500%, due 03/01/38	30,153	0.0
3,147,425			6.500%, due 06/17/38	3,298,852	0.1
				1,422,714,731	41.3
			FNMA Collateral: 0.3%
9,800,000		^	2.640%, due 06/01/22	10,111,355	0.3

			Government National Mortgage Association: 0.0%
202,191			1.625%, due 01/20/27	210,720	0.0
251,118			1.625%, due 08/20/27	260,057	0.0
197,001			1.625%, due 10/20/29	205,147	0.0
				675,924	0.0
			Sovereign: 0.0%
700,000			1.250%, due 08/01/19	703,207	0.0
			Total U.S. Government Agency Obligations
			(Cost $1,564,143,079)	1,592,944,657	46.2

U.S. TREASURY OBLIGATIONS: 24.1%
			Treasury Inflation Indexed Protected Securities: 8.2%
3,100,000			0.125%, due 01/15/22	3,426,243	0.1
7,400,000			0.125%, due 07/15/22	8,064,054	0.2
15,100,000			0.750%, due 02/15/42	16,687,945	0.5
4,300,000			1.125%, due 01/15/21	5,335,214	0.2
4,000,000			1.250%, due 07/15/20	5,027,721	0.1
56,800,000			1.750%, due 01/15/28	80,609,931	2.3
19,500,000			2.000%, due 01/15/26	29,622,263	0.9
2,600,000			2.125%, due 02/15/40	4,036,171	0.1
10,700,000			2.375%, due 01/15/25	17,682,880	0.5
53,600,000			2.375%, due 01/15/27	84,217,627	2.4
12,400,000			2.500%, due 01/15/29	18,964,022	0.6
2,400,000			3.625%, due 04/15/28	5,403,770	0.2
1,300,000			3.875%, due 04/15/29	3,015,662	0.1
				282,093,503	8.2
			U.S. Treasury Bonds: 0.4%
2,000,000			3.125%, due 11/15/41	2,133,750	0.1
3,400,000			3.375%, due 11/15/19	3,944,265	0.1
500,000			3.625%, due 08/15/19	587,578	0.0
6,000,000			3.625%, due 02/15/20	7,074,846	0.2
				13,740,439	0.4
			U.S. Treasury Notes: 15.5%
19,700,000			1.125%, due 05/31/19	19,900,073	0.6
79,600,000			0.250%, due 08/31/14	79,634,228	2.3
35,100,000			1.000%, due 08/31/19	35,039,663	1.0
15,000,000			1.000%, due 09/30/19	14,955,465	0.4
2,300,000			2.625%, due 04/30/18	2,537,188	0.1
79,800,000			0.250%, due 09/30/14	79,837,426	2.3
59,600,000			0.500%, due 07/31/17	59,329,952	1.7
25,700,000			0.875%, due 07/31/19	25,473,120	0.7
2,900,000			2.875%, due 03/31/18	3,236,673	0.1
65,400,000			0.750%, due 06/30/17	65,921,173	1.9
47,000,000			1.000%, due 06/30/19	47,025,709	1.4
	99,800,000		1.500%, due 08/31/18	103,753,078	3.0
				536,643,748	15.5
			Total U.S. Treasury Obligations
			(Cost $798,099,842)	832,477,690	24.1

FOREIGN GOVERNMENT BONDS: 8.5%
EUR	1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17	1,503,315	0.0
BRL	3,093,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/14	1,600,979	0.1
BRL	447,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	230,394	0.0
BRL	65,302,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	34,095,584	1.0
CAD	200,000	#	Canada Housing Trust No 1, 2.650%, 03/15/22	211,865	0.0
CAD	500,000	#	Canada Housing Trust No 1, 3.800%, 06/15/21	577,968	0.0
EUR	1,165,560		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	1,330,079	0.0
EUR	26,600,000		Italy Buoni Poliennali Del Tesoro, 2.250%, 11/01/13	34,316,010	1.0
EUR	7,300,000		Italy Buoni Poliennali Del Tesoro, 2.500%, 03/01/15	9,335,741	0.3
EUR	800,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 04/01/14	1,041,720	0.0
EUR	100,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 04/15/15	129,187	0.0
EUR	1,200,000		Italy Buoni Poliennali Del Tesoro, 3.500%, 06/01/14	1,573,661	0.1
EUR	4,500,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 04/15/16	5,902,311	0.2
EUR	900,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/15	1,181,875	0.0
EUR	1,300,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 07/01/14	1,725,616	0.1
EUR	900,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 08/01/14	1,197,522	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
EUR	7,500,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 07/15/15	$10,034,028	0.3
EUR	800,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 09/15/16	1,073,582	0.0
EUR	6,800,000		Italy Buoni Poliennali Del Tesoro, 6.000%, 11/15/14	9,391,931	0.3
EUR	2,000,000	Z	Italy Certificati di Credito del Tesoro Zero Coupon, 01/31/14	2,500,465	0.1
EUR	1,300,000	Z	Italy Certificati di Credito del Tesoro Zero Coupon, 05/30/14	1,606,064	0.1
EUR	6,700,000	Z	Italy Certificati di Credito del Tesoro Zero Coupon, 09/30/13	8,456,277	0.3
EUR	10,000,000	Z	Italy Certificati di Credito del Tesoro Zero Coupon, 09/30/14	12,200,391	0.4
	1,100,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	1,190,498	0.0
MXN	180,400,000		Mexican Bonos, 10.000%, 12/05/24	19,745,508	0.6
MXN	33,200,000		Mexican Bonos, 6.250%, 06/16/16	2,705,672	0.1
MXN	94,000,000		Mexican Bonos, 6.500%, 06/10/21	7,990,097	0.2
MXN	34,000,000		Mexican Bonos, 6.500%, 06/09/22	2,885,811	0.1
MXN	26,700,000		Mexican Bonos, 6.000%, 06/18/15	2,147,685	0.1
	750,000		Panama Government International Bond, 8.875%, 09/30/27	1,220,625	0.0
CAD	200,000		Province of British Columbia Canada, 3.250%, 12/18/21	216,558	0.0
CAD	200,000		Province of British Columbia Canada, 4.300%, 06/18/42	244,366	0.0
CAD	17,500,000		Province of Ontario Canada, 3.150%, 06/02/22	18,519,988	0.5
	1,700,000	L	Province of Ontario Canada, 3.000%, 07/16/18	1,863,125	0.1
CAD	600,000		Province of Ontario Canada, 4.200%, 03/08/18	680,745	0.0
CAD	12,600,000		Province of Ontario Canada, 4.200%, 06/02/20	14,454,306	0.4
CAD	3,300,000		Province of Ontario Canada, 4.300%, 03/08/17	3,720,330	0.1
	800,000		Province of Ontario Canada, 4.400%, 04/14/20	951,286	0.0
CAD	4,200,000		Province of Ontario Canada, 4.400%, 06/02/19	4,857,534	0.1
CAD	10,300,000		Province of Ontario Canada, 4.000%, 06/02/21	11,679,410	0.3
CAD	2,000,000		Province of Ontario Canada, 4.600%, 06/02/39	2,477,225	0.1
CAD	1,200,000		Province of Ontario Canada, 5.500%, 06/02/18	1,444,382	0.0
CAD	7,200,000		Province of Ontario Canada, 6.500%, 03/08/29	10,440,403	0.3
	2,400,000		Province of Quebec Canada, 2.750%, 08/25/21	2,518,250	0.1
CAD	17,800,000		Province of Quebec Canada, 3.500%, 12/01/22	19,124,453	0.6
	1,000,000		Province of Quebec Canada, 3.500%, 07/29/20	1,120,164	0.0
CAD	7,600,000		Province of Quebec Canada, 4.250%, 12/01/21	8,695,510	0.3
CAD	200,000		Province of Quebec Canada, 4.500%, 12/01/16	226,111	0.0
CAD	200,000		Province of Quebec Canada, 4.500%, 12/01/17	228,880	0.0
CAD	1,000,000		Province of Quebec Canada, 4.500%, 12/01/18	1,153,657	0.0
CAD	700,000		Province of Quebec Canada, 4.500%, 12/01/20	814,310	0.0
	2,200,000	#	Russian Foreign Bond - Eurobond, 3.250%, 04/04/17	2,320,516	0.1
EUR	100,000		Spain Government Bond, 3.300%, 10/31/14	128,150	0.0
EUR	2,100,000		Spain Government Bond, 4.400%, 01/31/15	2,751,200	0.1
EUR	400,000	Z	Spain Letras del Tesoro, 06/21/13	502,540	0.0
	1,200,000	#, L	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	1,308,312	0.0
	800,000	#	Vnesheconombank Via VEB Finance PLC, 5.375%, 02/13/17	859,776	0.0
			Total Foreign Government Bonds
			(Cost $276,770,718)	292,403,948	8.5

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares				Value	Percentage of Net Assets
COMMON STOCK: —%
			Consumer Discretionary: —%
192,000		@, X	General Motors Co.	$—	—
			Total Common Stock
			(Cost $1)	—	—
PREFERRED STOCK: 1.4%
			Financials: 1.4%
39,000		@	Wells Fargo & Co.	48,282,000	1.4
			Total Preferred Stock
			(Cost $30,874,800)	48,282,000	1.4
			Total Long-Term Investments
			(Cost $3,844,764,015)	4,056,088,392	117.6

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
			U.S. Treasury Bills: 1.9%
835,000			United States Treasury Bill, 0.100%, 02/07/13	$834,694	0.0
478,000			United States Treasury Bill, 0.130%, 03/07/13	477,734	0.0
25,523,000			United States Treasury Bill, 0.150%, 08/22/13	25,487,344	0.8
37,620,000			United States Treasury Bill, 0.150%, 09/19/13	37,563,833	1.1
				64,363,605	1.9
			Securities Lending Collateral(cc)(1): 0.6%
4,981,818			Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $4,981,920, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $5,081,454, due 09/01/18-08/01/48)	4,981,818	0.1
4,981,818			JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $4,981,916, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $5,081,467, due 02/23/14-04/01/48)	4,981,818	0.2
4,981,818			Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $4,981,900, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $5,081,454, due 05/20/41-09/20/41)	4,981,818	0.2
4,981,818			Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $4,981,937, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $5,081,455, due 10/24/12-10/01/40)	4,981,818	0.1
1,048,802			Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,048,824, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $1,069,778, due 07/01/41-09/01/42)	1,048,802	0.0
				20,976,074	0.6
			Foreign Government Bonds: 2.8%
EUR	5,500,000	Z	Italy Buoni Ordinari del Tesoro BOT, 1.290%, 02/28/13	7,029,608	0.2
JPY	4,050,000,000	Z	Japan Treasury Discount Bill, 0.090%, 10/29/12	51,892,859	1.5
JPY	310,000,000	Z	Japan Treasury Discount Bill, 0.090%, 11/05/12	3,971,982	0.1
MXN	33,790,000	Z	Mexico Cetes, 4.190%, 11/22/12	2,609,049	0.1
MXN	91,002,000	Z	Mexico Cetes, 4.300%, 11/15/12	7,031,248	0.2
MXN	13,900,000	Z	Mexico Cetes, 4.410%, 10/04/12	1,079,355	0.0
MXN	40,730,000	Z	Mexico Cetes, 4.410%, 12/27/12	3,130,563	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Foreign Government Bonds (continued)
EUR	16,300,000	Z	Spain Letras del Tesoro, 3.280%, 09/20/13	$20,289,434	0.6
				97,034,098	2.8
			Total Short-Term Investments
			(Cost $181,967,831)	182,373,777	5.3
			Total Investments in Securities (Cost $4,026,731,846)	$4,238,462,169	122.9
			Liabilities in Excess of Other Assets	(790,341,227)	(22.9)
			Net Assets	$3,448,120,942	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		@	Non-income producing security
		cc	Securities purchased with cash collateral for securities loaned.
		W	Settlement is on a when-issued or delayed-delivery basis.
		L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
		±	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		BRL	Brazilian Real
		CAD	Canadian Dollar
		DKK	Danish Krone
		EUR	EU Euro
		GBP	British Pound
		JPY	Japanese Yen
		MXN	Mexican Peso

			Cost for federal income tax purposes is $4,027,067,367.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$226,899,945
			Gross Unrealized Depreciation	(15,505,143)
			Net Unrealized Appreciation	$211,394,802

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	48,282,000	—	—	48,282,000
Corporate Bonds/Notes	8,650,025	749,437,712	3,025,357	761,113,094
Collateralized Mortgage Obligations	—	174,717,146	463,407	175,180,553
Municipal Bonds	—	169,402,805	—	169,402,805
Other Bonds	—	67,170,837	—	67,170,837
Short-Term Investments	—	182,373,777	—	182,373,777
Asset-Backed Securities	—	117,112,808	—	117,112,808
Foreign Government Bonds	—	292,403,948	—	292,403,948
U.S. Government Agency Obligations	—	1,592,944,657	—	1,592,944,657
U.S. Treasury Obligations	—	832,477,690	—	832,477,690
Total Investments, at fair value	$56,932,025	$4,178,041,380	$3,488,764	$4,238,462,169
Other Financial Instruments+
Sales Commitments	—	—	—	—
Futures	2,255,096	—	—	2,255,096
Swaps	917,841	15,529,017	—	16,446,858
Forward Foreign Currency Contracts	—	3,293,587	—	3,293,587
Total Assets	$60,104,962	$4,196,863,984	$3,488,764	$4,260,457,710
Liabilities Table
Other Financial Instruments+
U.S. Government Agency Obligations	$—	$(20,724,847)	$—	$(20,724,847)
Sales Commitments	—	(17,667,504)	—	(17,667,504)
Written Options	—	(1,873,912)	—	(1,873,912)
Futures	(65,954)	—	—	(65,954)
Swaps	(30,994,608)	(3,200,757)	—	(34,195,365)
Forward Foreign Currency Contracts	—	(5,555,461)	—	(5,555,461)
Total Liabilities	$(31,060,562)	$(49,022,481)	$—	$(80,083,043)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Brazilian Real	2,863,000	Buy	12/04/12	$1,400,000	$1,400,735	$735
Citigroup, Inc.	Canadian Dollar	477,000	Buy	12/20/12	487,463	484,287	(3,176)
Citigroup, Inc.	Mexican Peso	1,869,284	Buy	12/03/12	137,245	144,279	7,034
Deutsche Bank AG	Chinese Yuan	137,557,951	Buy	02/01/13	21,707,109	21,660,598	(46,511)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Goldman Sachs & Co.	Mexican Peso	1,324,500	Buy	12/03/12	$100,000	$102,231	$2,231
HSBC	Brazilian Real	8,992,720	Buy	10/02/12	4,400,000	4,435,921	35,921
JPMorgan Chase & Co.	Mexican Peso	11,734,678	Buy	12/03/12	866,412	905,737	39,325
Morgan Stanley	Brazilian Real	3,078,450	Buy	12/04/12	1,500,000	1,506,145	6,145
Morgan Stanley	Mexican Peso	341,246	Buy	12/03/12	25,762	26,339	577
Morgan Stanley	Mexican Peso	277,936	Buy	12/03/12	20,995	21,453	458
Morgan Stanley	Mexican Peso	61,026,360	Buy	12/03/12	4,600,000	4,710,294	110,294
Morgan Stanley	Mexican Peso	29,225,900	Buy	12/03/12	2,200,000	2,255,789	55,789
Morgan Stanley	Mexican Peso	280,392	Buy	12/03/12	20,799	21,642	843
Royal Bank of Scotland Group PLC	EU Euro	535,000	Buy	12/17/12	693,884	688,094	(5,790)
Royal Bank of Scotland Group PLC	Singapore Dollar	11,705	Buy	10/22/12	9,301	9,537	236
UBS Warburg LLC	Brazilian Real	52,654,134	Buy	10/02/12	25,672,420	25,973,182	300,762
UBS Warburg LLC	Brazilian Real	5,291,520	Buy	10/02/12	2,600,000	2,610,196	10,196
UBS Warburg LLC	Brazilian Real	5,512,725	Buy	10/02/12	2,700,000	2,719,312	19,312
UBS Warburg LLC	Brazilian Real	2,661,880	Buy	12/04/12	1,300,000	1,302,336	2,336
UBS Warburg LLC	Brazilian Real	613,740	Buy	12/04/12	300,000	300,275	275
UBS Warburg LLC	Brazilian Real	408,720	Buy	12/04/12	200,000	199,968	(32)
							$536,960

JPMorgan Chase & Co.	EU Euro	79,000	Sell	12/17/12	$101,654	$101,606	$48
Barclays Bank PLC	Japanese Yen	330,451,000	Sell	12/10/12	4,215,044	4,237,255	(22,211)
HSBC	EU Euro	15,827,000	Sell	12/17/12	20,754,499	20,356,009	398,490
Barclays Bank PLC	Danish Krone	45,234,000	Sell	11/21/12	7,588,451	7,804,951	(216,500)
Barclays Bank PLC	Japanese Yen	963,855,000	Sell	12/10/12	12,301,679	12,359,169	(57,490)
Barclays Bank PLC	EU Euro	2,211,000	Sell	12/17/12	2,797,512	2,843,693	(46,181)
Barclays Bank PLC	Chinese Yuan	18,253,190	Sell	02/01/13	2,892,282	2,874,244	18,038
Barclays Bank PLC	Chinese Yuan	17,715,112	Sell	02/01/13	2,809,693	2,789,515	20,178
BNP Paribas Bank	EU Euro	1,885,000	Sell	12/17/12	2,459,573	2,424,407	35,166
BNP Paribas Bank	EU Euro	2,541,000	Sell	12/17/12	3,271,050	3,268,126	2,924
BNP Paribas Bank	EU Euro	393,300	Sell	06/21/13	517,720	506,891	10,829
BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	126,339	129,019	(2,680)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	129,019	(2,566)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	129,019	(2,519)
Citigroup, Inc.	EU Euro	17,849,000	Sell	12/17/12	23,467,633	22,956,619	511,014
Citigroup, Inc.	Japanese Yen	78,060,000	Sell	10/29/12	1,000,122	1,000,503	(381)
Citigroup, Inc.	Canadian Dollar	12,329,000	Sell	12/20/12	12,729,009	12,517,337	211,672
Citigroup, Inc.	EU Euro	700,000	Sell	04/01/14	887,145	903,133	(15,988)
Credit Suisse First Boston	EU Euro	319,000	Sell	12/17/12	417,183	410,284	6,899
Credit Suisse First Boston	Japanese Yen	78,060,000	Sell	10/29/12	1,000,256	1,000,502	(246)
Credit Suisse First Boston	Japanese Yen	310,000,000	Sell	11/05/12	3,966,873	3,973,528	(6,655)
Credit Suisse First Boston	Chinese Yuan	26,439,000	Sell	02/01/13	4,200,000	4,163,224	36,776
Credit Suisse First Boston	EU Euro	3,293,150	Sell	11/01/13	4,255,474	4,248,787	6,687
Credit Suisse First Boston	EU Euro	1,100,000	Sell	06/02/14	1,394,800	1,419,208	(24,408)
Deutsche Bank AG	Danish Krone	45,233,000	Sell	11/21/12	7,592,360	7,804,780	(212,420)
Deutsche Bank AG	Canadian Dollar	30,511,000	Sell	12/20/12	31,224,479	30,977,084	247,395
Deutsche Bank AG	Canadian Dollar	17,617,000	Sell	12/20/12	18,058,253	17,886,116	172,137
Deutsche Bank AG	EU Euro	51,100,000	Sell	08/01/13	64,359,428	65,888,473	(1,529,045)
Goldman Sachs & Co.	British Pound	8,855,000	Sell	10/02/12	14,004,023	14,299,094	(295,071)
HSBC	British Pound	10,155,000	Sell	11/02/12	16,440,945	16,396,592	44,353
HSBC	Mexican Peso	13,795,461	Sell	10/04/12	1,032,710	1,071,282	(38,572)
HSBC	Canadian Dollar	41,120,000	Sell	12/20/12	42,214,192	41,748,147	466,045
HSBC	EU Euro	6,180,000	Sell	12/17/12	7,791,002	7,948,451	(157,449)
HSBC	Mexican Peso	12,174,750	Sell	12/03/12	900,000	939,703	(39,703)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	British Pound	1,300,000	Sell	10/02/12	$2,105,146	$2,099,246	$5,900
JPMorgan Chase & Co.	EU Euro	3,974,000	Sell	12/17/12	5,150,562	5,111,188	39,374
JPMorgan Chase & Co.	Mexican Peso	479,612,698	Sell	12/03/12	35,164,799	37,018,708	(1,853,909)
Morgan Stanley	Brazilian Real	1,173,858	Sell	10/02/12	570,000	579,040	(9,040)
Royal Bank of Scotland Group PLC	EU Euro	1,021,000	Sell	12/17/12	1,334,697	1,313,166	21,531
Royal Bank of Scotland Group PLC	EU Euro	9,501,000	Sell	12/17/12	12,229,117	12,219,779	9,338
Royal Bank of Scotland Group PLC	Japanese Yen	3,830,000,000	Sell	10/29/12	48,998,913	49,089,467	(90,554)
Royal Bank of Scotland Group PLC	EU Euro	18,717,000	Sell	12/17/12	23,896,743	24,073,004	(176,261)
UBS Warburg LLC	Brazilian Real	1,071,356	Sell	10/02/12	520,000	528,477	(8,477)
UBS Warburg LLC	Brazilian Real	70,205,885	Sell	10/02/12	34,599,519	34,631,093	(31,574)
UBS Warburg LLC	Brazilian Real	52,654,134	Sell	12/04/12	25,439,237	25,761,256	(322,019)
UBS Warburg LLC	Japanese Yen	63,880,000	Sell	10/29/12	818,767	818,756	11
UBS Warburg LLC	EU Euro	14,369,000	Sell	12/17/12	18,394,621	18,480,792	(86,171)
UBS Warburg LLC	EU Euro	40,000	Sell	12/17/12	51,206	51,446	(240)
UBS Warburg LLC	Mexican Peso	10,823,600	Sell	12/03/12	800,000	835,415	(35,415)
UBS Warburg LLC	EU Euro	5,500,000	Sell	02/28/13	6,923,983	7,079,648	(155,665)
UBS AG	Chinese Yuan	41,044,250	Sell	02/01/13	6,500,000	6,463,044	36,956
UBS AG	Chinese Yuan	34,106,400	Sell	02/01/13	5,400,000	5,370,573	29,427
UBS Warburg LLC	EU Euro	2,200,000	Sell	09/04/13	2,777,214	2,837,756	(60,542)
Credit Suisse First Boston	EU Euro	15,837,993	Sell	09/20/13	20,802,808	20,432,878	369,930
							$(2,798,834)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	48	12/15/14	$15,331,157	$13,138
3-Month Euro Euribor	1	03/16/15	319,142	289
90-Day Eurodollar	113	12/15/14	28,096,038	11,002
90-Day Eurodollar	716	03/16/15	177,926,000	607,162
90-Day Eurodollar	1,724	06/15/15	428,090,750	868,098
90-Day Eurodollar	86	09/14/15	21,334,450	129,953
U.S. Treasury 10-Year Note	949	12/19/12	126,676,677	625,454
			$797,774,214	$2,255,096
Short Contracts
Euro-Bund	(52)	12/06/12	(9,473,438)	(65,954)
			$(9,473,438)	$(65,954)

ING PIMCO Total Return Bond Portfolio Centrally Cleared Credit Default Swaps Outstanding on September 30, 2012

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.17 Index	Buy	0.100	12/20/16	USD	173,800,000	$(1,393,568)	$(3,026,397)
						$(1,393,568)	$(3,026,397)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.NA.IG.18 Index	Buy	(1.000)	06/20/17	USD	146,300,000	$(665,690)	$(409,461)	$(256,229)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	iTraxx Europe Senior Financials Series 17 Version 1	Buy	(1.000)	06/20/17	EUR	8,900,000	$593,098	$522,088	$71,010
Citigroup, Inc.	iTraxx Europe Senior Financials Series 17 Version 2	Buy	(1.000)	06/20/17	EUR	1,200,000	79,968	$70,394	9,574
Barclays Bank PLC	iTraxx Europe Series 16 Version 1	Buy	(1.000)	12/20/16	EUR	109,400,000	1,751,450	$2,303,790	(552,340)
Morgan Stanley	iTraxx Europe Series 16 Version 1	Buy	(1.000)	12/20/16	EUR	800,000	12,808	$(461)	13,269
							$1,771,634	$2,486,350	$(714,716)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Sealed Air Corp.	Buy	(0.580)	09/20/13	USD	2,200,000	902	$—	902
							$902	$—	$902

Credit Default Swaps on Credit Indices - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD	1,400,000	102,213	$61,623	40,590
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	17,255	$12,894	4,361
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,200,000	448,635	$326,130	122,505
Credit Suisse First Boston	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	1,800,000	155,297	$126,661	28,636
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	19,800,000	1,708,263	$1,292,450	415,813
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	8,628	$6,421	2,207
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	8,628	$6,567	2,061
HSBC	CDX.EM.13 Index	Sell	0.500	06/20/15	USD	30,300,000	2,614,161	$1,394,425	1,219,736
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	12,900,000	1,112,959	$831,416	281,543
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,100,000	267,455	$200,200	67,255
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	2,500,000	245,679	$213,768	31,911
HSBC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,000,000	98,272	$80,324	17,948
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	2,989,946	11,011	$—	11,011
Goldman Sachs & Co.	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,761,546	11,989	$—	11,989
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	19,868,677	33,016	$—	33,016
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,117,185	20,211	$—	20,211
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,218,347	33,320	$—	33,320
Morgan Stanley	CMBX.AAA.4 Index	Sell	0.350	02/17/51	USD	16,500,000	(1,034,687)	$(1,141,512)	106,825
Deutsche Bank AG	CMBX.NA.AAA.3 Index	Sell	0.080	12/13/49	USD	3,700,000	(220,689)	$(214,651)	(6,038)
							$5,641,616	$3,196,716	$2,444,900

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Ally Financial Inc.	Sell	5.000	12/20/16	3.188	USD	4,000,000	$277,603	$(131,009)	$408,612
Barclays Bank PLC	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	1.139	USD	100,000	(636)	$(2,419)	1,783
Credit Suisse First Boston	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	1.139	USD	100,000	(636)	$(2,333)	1,697
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	0.850	03/20/13	0.368	USD	2,200,000	5,079	$—	5,079
Goldman Sachs & Co.	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	0.771	USD	1,500,000	8,482	$(12,797)	21,279

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	0.771	USD	1,500,000	$8,482	$(13,128)	$21,610
Morgan Stanley	Commonwealth of Australia	Sell	1.000	09/20/17	0.539	USD	4,000,000	90,696	$49,945	40,751
UBS Warburg LLC	Federal Republic of Germany	Sell	0.250	06/20/16	0.314	USD	35,800,000	(85,168)	$(253,772)	168,604

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.662	USD	500,000	4,602	$(3,741)	8,343
BNP Paribas Bank	Federative Republic of Brazil	Sell	1.000	12/20/12	0.272	USD	10,600,000	17,771	$2,331	15,440
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	12/20/12	0.272	USD	8,400,000	14,083	$2,218	11,865
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.704	USD	1,000,000	8,803	$(9,220)	18,023
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	03/20/16	0.791	USD	22,200,000	160,359	$(100,959)	261,318
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	0.837	USD	9,100,000	54,923	$(18,902)	73,825
Credit Suisse First Boston	Federative Republic of Brazil	Sell	1.000	06/20/15	0.662	USD	2,000,000	18,409	$(27,457)	45,866
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	12/20/12	0.272	USD	10,600,000	17,771	$2,798	14,973
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.662	USD	500,000	4,602	$(3,494)	8,096
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	0.876	USD	1,400,000	6,799	$(6,591)	13,390
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.662	USD	3,000,000	27,614	$(43,388)	71,002
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.662	USD	5,700,000	52,467	$(32,766)	85,233
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.704	USD	1,800,000	15,845	$(10,603)	26,448
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.704	USD	500,000	4,401	$(2,800)	7,201
Deutsche Bank AG	Gazprom	Sell	1.000	12/20/12	0.458	USD	5,800,000	7,239	$(20,127)	27,366
UBS Warburg LLC	Gazprom	Sell	1.000	12/20/12	0.458	USD	5,900,000	7,364	$(21,425)	28,789
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	0.286	USD	5,700,000	4,648	$—	4,648
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.412	USD	1,800,000	95,488	$—	95,488
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.000	12/20/13	0.412	USD	7,600,000	337,361	$—	337,361
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.200	12/20/13	0.412	USD	6,200,000	290,555	$—	290,555
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.412	USD	4,500,000	217,846	$18,918	198,928
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.850	12/20/13	0.412	USD	3,600,000	197,657	$—	197,657
Citigroup, Inc.	General Electric Capital Corp.	Sell	3.850	03/20/14	9.852	USD	7,000,000	344,202	$—	344,202
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.230	12/20/13	0.412	USD	4,200,000	198,387	$—	198,387
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.750	12/20/13	0.412	USD	3,900,000	209,304	$—	209,304
UBS Warburg LLC	Goldman Sachs & Co.	Sell	1.000	06/20/13	0.603	USD	1,900,000	5,530	$(23,518)	29,048
Citigroup, Inc.	Government of France O.A.T.	Sell	0.250	06/20/16	0.766	USD	33,700,000	(642,259)	$(618,516)	(23,743)
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	0.687	USD	2,300,000	(34,716)	$(62,228)	27,512
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	0.687	USD	500,000	(7,547)	$(11,509)	3,962
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	0.596	USD	1,000,000	(11,132)	$(12,357)	1,225

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	0.687	USD	500,000	$(7,547)	$(11,351)	$3,804
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	09/20/15	0.554	USD	1,400,000	(12,653)	$(21,739)	9,086

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	0.687	USD	2,200,000	(33,207)	$(59,466)	26,259
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	0.365	USD	2,000,000	31,540	$11,314	20,226
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.715	USD	7,600,000	95,825	$(48,332)	144,157
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.715	USD	7,500,000	94,565	$(44,533)	139,098
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.715	USD	5,600,000	70,608	$(37,993)	108,601
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/14	20.609	USD	14,400,000	(26,930)	$(249,838)	222,908
Credit Suisse First Boston	Metlife Inc.	Sell	1.000	12/20/14	1.084	USD	8,100,000	(15,148)	$(93,873)	78,725
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/15	1.217	USD	13,500,000	(71,890)	$(392,324)	320,434
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/16	1.579	USD	2,300,000	(45,065)	$(32,018)	(13,047)
Barclays Bank PLC	Morgan Stanley	Sell	1.000	09/20/14	1.659	USD	5,600,000	(72,096)	$(151,011)	78,915
Credit Suisse First Boston	Morgan Stanley	Sell	1.000	06/20/13	0.918	USD	2,300,000	1,370	$(48,250)	49,620
Credit Suisse First Boston	Morgan Stanley	Sell	1.000	09/20/14	1.659	USD	6,500,000	(83,683)	$(169,428)	85,745
UBS Warburg LLC	NRG Energy, Inc.	Sell	5.000	03/20/17	3.650	USD	2,700,000	149,855	$(204,208)	354,063
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	0.509	USD	1,000,000	16,996	$8,077	8,919
Citigroup, Inc.	People’s Republic of China	Sell	1.000	06/20/15	0.391	USD	1,300,000	21,621	$11,222	10,399
Citigroup, Inc.	People’s Republic of China	Sell	1.000	09/20/17	0.830	USD	2,700,000	22,322	$(16,535)	38,857
Deutsche Bank AG	People’s Republic of China	Sell	1.000	06/20/16	0.564	USD	4,400,000	71,142	$35,034	36,108
Goldman Sachs & Co.	People’s Republic of China	Sell	1.000	09/20/16	0.611	USD	300,000	4,604	$1,243	3,361
Goldman Sachs & Co.	People’s Republic of China	Sell	1.000	09/20/17	0.830	USD	800,000	6,614	$(5,274)	11,888
Morgan Stanley	People’s Republic of China	Sell	1.000	09/20/16	0.611	USD	1,500,000	23,022	$6,897	16,125
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/15	0.391	USD	4,000,000	66,526	$35,560	30,966
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/16	0.564	USD	4,300,000	69,525	$33,470	36,055
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	09/20/16	0.611	USD	600,000	9,209	$3,224	5,985
UBS Warburg LLC	People’s Republic of China	Sell	1.000	09/20/17	0.830	USD	200,000	1,654	$(1,224)	2,878
HSBC	Republic of France	Sell	0.250	09/20/16	0.835	USD	500,000	(11,490)	$(14,710)	3,220
Morgan Stanley	Republic of France	Sell	0.250	09/20/16	0.835	USD	3,600,000	(82,726)	$(130,415)	47,689
UBS Warburg LLC	Republic of France	Sell	0.250	09/20/16	0.835	USD	400,000	(9,192)	$(16,424)	7,232
Deutsche Bank AG	Republic of Indonesia	Sell	1.000	09/20/15	0.765	USD	600,000	4,165	$(8,160)	12,325
Morgan Stanley	Republic of Indonesia	Sell	1.000	09/20/16	1.063	USD	2,100,000	(5,185)	$(24,083)	18,898
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	1.063	USD	900,000	(2,222)	$(10,984)	8,762
Citigroup, Inc.	Republic of Kazakhstan	Sell	1.000	03/20/16	1.262	USD	300,000	(2,693)	$(5,852)	3,159
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	0.556	USD	700,000	11,523	$367	11,156
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	0.556	USD	1,100,000	18,107	$384	17,723
JPMorgan Chase & Co.	Republic of Korea	Sell	1.000	09/20/17	0.805	USD	700,000	6,657	$(4,942)	11,599
Morgan Stanley	Republic of Korea	Sell	1.000	09/20/17	0.805	USD	2,100,000	19,972	$(13,843)	33,815

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Reynolds American Inc.	Sell	1.280	06/20/17	0.941	USD	2,600,000	$40,720	$—	$40,720
Goldman Sachs & Co.	Russian Federation	Sell	1.000	06/20/17	1.395	USD	300,000	(5,434)	$(19,406)	13,972
HSBC	Russian Federation	Sell	1.000	12/20/12	0.345	USD	17,400,000	26,244	$(32,273)	58,517

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	1.094	USD	2,400,000	(10,436)	$(86,286)	75,850
Deutsche Bank AG	United Kingdom Gilt	Sell	1.000	06/20/16	0.305	USD	23,100,000	597,934	$341,980	255,954
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.197	USD	16,300,000	358,690	$78,016	280,674
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.229	USD	2,800,000	69,845	$40,021	29,824
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.229	USD	1,000,000	24,945	$14,435	10,510
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	0.305	USD	1,400,000	36,238	$17,944	18,294
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.512	USD	2,000,000	24,201	$(21,669)	45,870
Citigroup, Inc.	United Mexican States	Sell	1.000	12/20/12	0.210	USD	2,500,000	4,549	$990	3,559
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.512	USD	2,000,000	24,201	$(22,113)	46,314
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.601	USD	1,000,000	11,882	$(8,923)	20,805
Citigroup, Inc.	United Mexican States	Sell	1.000	06/20/16	0.737	USD	9,100,000	88,574	$—	88,574
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.512	USD	1,000,000	12,101	$(11,056)	23,157
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/16	0.689	USD	6,800,000	73,141	$(34,120)	107,261
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/16	0.737	USD	9,400,000	91,494	$16,349	75,145
Goldman Sachs & Co.	United Mexican States	Sell	1.000	12/20/12	0.210	USD	12,500,000	22,746	$5,778	16,968
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	12/20/12	0.210	USD	16,300,000	29,661	$7,175	22,486
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.156	EUR	13,700,000	49,749	$(115,120)	164,869
Credit Suisse First Boston	Wells Fargo & Co.	Sell	1.000	09/20/13	0.221	USD	17,500,000	134,707	$(25,176)	159,883
								$3,973,725	$(2,892,321)	$6,866,046

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2012:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	80,700,000	$(28,899,293)	$(2,665,764)
				$(28,899,293)	$(2,665,764)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	11,100,000	$15,404	$4,474	$10,930
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	122,400,000	99,152	(52,801)	151,953
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	23,500,000	254,938	—	254,938
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	30,300,000	42,049	10,750	31,299
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	100,600,000	81,493	(26,962)	108,455
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	18,000,000	24,996	8,123	16,873
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	48,000,000	38,883	(21,296)	60,179
Receive a fixed rate equal to 6.350% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/02/21	MXN	104,100,000	375,367	127,477	247,890
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: UBS Warburg LLC	09/13/17	MXN	10,000,000	8,101	(1,669)	9,770
Receive a fixed rate equal to 2.500% and pay a floating rate based on 3-month USD-LIBOR and pay Counterparty: Barclays Bank PLC	12/19/42	USD	32,100,000	917,841	1,378,171	(460,330)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750% Counterparty: Credit Suisse First Boston	06/20/42	USD	21,600,000	(701,747)	(1,891,396)	1,189,649
				$1,156,477	$(465,129)	$1,621,606

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on September 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	EUR-EURIBOR-Reuters	Pay	1.100%	01/21/13	EUR	4,900,000	$31,132	$(33,016)
Put OTC Swaption	Credit Suisse First Boston	EUR-EURIBOR-Reuters	Pay	1.100%	01/23/13	EUR	1,400,000	9,174	(9,433)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.850%	10/11/12	USD	15,700,000	51,025	(6,531)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.900%	10/11/12	USD	8,300,000	29,154	(1,150)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	21,100,000	94,950	(156)
Put OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Pay	1.200%	10/11/12	USD	9,200,000	7,590	(1)
Put OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Pay	1.400%	03/18/13	USD	6,900,000	133,170	(9,312)
Put OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Pay	1.600%	10/11/12	USD	18,800,000	78,020	(62)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	39,900,000	$281,604	$(12,557)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.550%	11/19/12	USD	14,500,000	34,075	(14,526)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.000%	03/18/13	USD	18,800,000	176,570	(4,209)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	0.850%	10/11/12	USD	14,200,000	43,310	(5,907)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.900%	10/11/12	USD	17,100,000	58,995	(2,370)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	146,500,000	406,664	(1,084)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.200%	03/18/13	USD	89,700,000	486,356	(223,676)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.400%	03/18/13	USD	10,400,000	201,760	(14,036)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.600%	10/11/12	USD	17,300,000	50,170	(57)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	0.850%	10/11/12	USD	16,400,000	51,250	(6,823)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.200%	10/11/12	USD	94,200,000	145,372	(10)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.200%	03/18/13	USD	17,800,000	90,335	(44,386)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.500%	05/30/13	USD	9,900,000	74,745	(77,101)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD	62,700,000	236,693	(6)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	05/30/13	USD	37,100,000	275,237	(47,826)
Put OTC Swaption	UBS Warburg LLC	3-month USD-LIBOR-BBA	Pay	0.850%	10/11/12	USD	11,700,000	36,270	(4,867)
Call OTC Swaption	Citigroup, Inc.	EUR-EURIBOR-Reuters	Receive	0.900%	01/21/13	EUR	4,900,000	21,327	(18,223)
Call OTC Swaption	Credit Suisse First Boston	EUR-EURIBOR-Reuters	Receive	0.900%	01/21/13	EUR	1,400,000	5,965	(5,207)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	0.850%	10/11/12	USD	15,700,000	51,025	(59,153)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	0.900%	10/11/12	USD	8,300,000	29,154	(49,416)
Call OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Receive	0.850%	10/11/12	USD	9,200,000	12,420	(34,663)
Call OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Receive	1.200%	10/11/12	USD	18,800,000	16,920	(49,957)
Call OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Receive	1.400%	03/18/13	USD	6,900,000	64,170	(171,807)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.150%	11/19/12	USD	14,500,000	23,200	(45,358)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	0.850%	10/11/12	USD	14,200,000	43,310	(53,501)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.900%	10/11/12	USD	17,100,000	58,995	(101,808)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.200%	10/11/12	USD	17,300,000	30,275	(45,971)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.400%	03/18/13	USD	10,400,000	97,240	(258,956)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	0.850%	10/11/12	USD	110,600,000	181,450	(416,708)
Call OTC Swaption	UBS Warburg LLC	3-month USD-LIBOR-BBA	Receive	0.850%	10/11/12	USD	11,700,000	36,270	(44,082)
					Total Written Swaptions			$3,755,342	$(1,873,912)

The following sales commitments were held by the ING PIMCO Total Return Bond Portfolio at September 30, 2012:

Principal Amount	Description	Fair Value
$(16,000,000)	Fannie Mae	$(17,667,504)
—	United States Treasury Bond	—
	Total Sales Commitments Proceeds $(17,736,532)	$(17,667,504)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Credit contracts	$9,994,309
Foreign exchange contracts	(2,261,874)
Interest rate contracts	(27,427,586)
Total	$(19,695,151)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 12.3%
4,157	@	BorgWarner, Inc.	$287,290	0.3
13,230		CBS Corp. - Class B	480,646	0.6
11,284		Coach, Inc.	632,130	0.8
5,878		Comcast Corp. – Class A	210,256	0.3
62,412		Ford Motor Co.	615,382	0.8
4,228		Home Depot, Inc.	255,244	0.3
23,107		John Wiley & Sons, Inc.	1,061,767	1.3
16,312		Johnson Controls, Inc.	446,949	0.5
7,037		Lowe’s Cos., Inc.	212,799	0.3
12,786		Macy’s, Inc.	481,009	0.6
3,449		Marriott International, Inc.	134,856	0.2
7,100		McDonald’s Corp.	651,425	0.8
7,885		Nordstrom, Inc.	435,094	0.5
13,681		Pearson PLC	267,445	0.4
3,022		Ross Stores, Inc.	195,221	0.2
7,904		Scripps Networks Interactive - Class A	483,962	0.6
8,614		Starbucks Corp.	437,161	0.5
16,009		Target Corp.	1,016,091	1.3
14,583		TJX Cos., Inc.	653,173	0.8
18,283		Walt Disney Co.	955,835	1.2
			9,913,735	12.3
		Consumer Staples: 10.8%
9,030		Campbell Soup Co.	314,425	0.4
3,043		Church & Dwight Co., Inc.	164,292	0.2
3,538		Clorox Co.	254,913	0.3
15,263		Colgate-Palmolive Co.	1,636,499	2.0
11,389		CVS Caremark Corp.	551,455	0.7
6,127		Dr Pepper Snapple Group, Inc.	272,835	0.3
14,997		General Mills, Inc.	597,631	0.7
23,643		Hershey Co.	1,676,052	2.1
18,585		HJ Heinz Co.	1,039,831	1.3
21,226		Kraft Foods, Inc.	877,695	1.1
5,031		Procter & Gamble Co.	348,950	0.4
27,812		Walgreen Co.	1,013,469	1.3
			8,748,047	10.8
		Energy: 11.2%
8,419		Apache Corp.	727,991	0.9
12,770		Cabot Oil & Gas Corp.	573,373	0.7
11,523		Chevron Corp.	1,343,121	1.7
15,393		ConocoPhillips	880,172	1.1
9,790	@	Ensco PLC	534,142	0.7
13,540		ExxonMobil Corp.	1,238,233	1.5
4,462		Helmerich & Payne, Inc.	212,436	0.3
17,277		Marathon Oil Corp.	510,881	0.6
7,880		Marathon Petroleum Corp.	430,169	0.5
6,262		National Oilwell Varco, Inc.	501,649	0.6
2,805		Occidental Petroleum Corp.	241,398	0.3
7,695		Phillips 66	356,817	0.5
8,227		Schlumberger Ltd.	595,059	0.7
26,314	@	Southwestern Energy Co.	915,201	1.1
			9,060,642	11.2
		Financials: 14.4%
5,769		Aflac, Inc.	276,220	0.3
10,475		American Express Co.	595,608	0.7
38,569		Bank of America Corp.	340,564	0.4
4,128		Canadian Imperial Bank of Commerce	323,110	0.4
22,732		Chubb Corp.	1,733,997	2.2
23,221		Citigroup, Inc.	759,791	0.9
20,379		Discover Financial Services	809,658	1.0
4,632		Franklin Resources, Inc.	579,324	0.7
13,016	@	Invesco Ltd.	325,270	0.4
19,260		JPMorgan Chase & Co.	779,645	1.0
20,624		PNC Financial Services Group, Inc.	1,301,374	1.6
3,966		Prudential Financial, Inc.	216,187	0.3
11,542		T. Rowe Price Group, Inc.	730,609	0.9
8,144		Travelers Cos., Inc.	555,909	0.7
28,078		US Bancorp.	963,075	1.2
38,620		Wells Fargo & Co.	1,333,549	1.7
			11,623,890	14.4
		Health Care: 15.3%
19,692		Abbott Laboratories	1,350,083	1.7
8,064		Aetna, Inc.	319,334	0.4
4,838		Agilent Technologies, Inc.	186,021	0.2
8,943		Amgen, Inc.	754,074	0.9
7,247		Baxter International, Inc.	436,704	0.5
9,334		Becton Dickinson & Co.	733,279	0.9
6,445		Cardinal Health, Inc.	251,162	0.3
3,870	@	Celgene Corp.	295,668	0.4
11,335	@	Covidien PLC	673,526	0.8
11,607		CR Bard, Inc.	1,214,673	1.5
2,950	@	DaVita, Inc.	305,649	0.4
6,463		Eli Lilly & Co.	306,411	0.4
3,318	@	Express Scripts Holding Co.	207,939	0.3
8,268	@	Hospira, Inc.	271,356	0.3
17,753		Johnson & Johnson	1,223,359	1.5
10,413		Merck & Co., Inc.	469,626	0.6
46,431		Pfizer, Inc.	1,153,810	1.4
38,324		Smith & Nephew PLC	422,767	0.5
3,802		Thermo Fisher Scientific, Inc.	223,672	0.3
8,439		UnitedHealth Group, Inc.	467,605	0.6
12,964	@	Vertex Pharmaceuticals, Inc.	725,336	0.9
4,356	@	Watson Pharmaceuticals, Inc.	370,957	0.5
			12,363,011	15.3

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: 10.5%
11,732		3M Co.	$1,084,271	1.4
6,095		Cummins, Inc.	562,020	0.7
43,734		General Electric Co.	993,199	1.2
14,944		Ingersoll-Rand PLC	669,790	0.8
5,590		Joy Global, Inc.	313,375	0.4
16,286		KBR, Inc.	485,649	0.6
12,669		Norfolk Southern Corp.	806,129	1.0
17,242		Paccar, Inc.	690,111	0.9
5,088		Rockwell Automation, Inc.	353,870	0.4
6,684		SPX Corp.	437,201	0.6
5,008		Union Pacific Corp.	594,450	0.7
4,933		United Parcel Service, Inc. - Class B	353,055	0.4
14,377		United Technologies Corp.	1,125,575	1.4
			8,468,695	10.5
		Information Technology: 18.0%
13,757	@	Adobe Systems, Inc.	446,552	0.6
9,594		Altera Corp.	326,052	0.4
21,520		Analog Devices, Inc.	843,369	1.0
3,098		Apple, Inc.	2,067,171	2.6
11,773	@	ASML Holding NV	631,975	0.8
13,780		Automatic Data Processing, Inc.	808,335	1.0
25,684		Cisco Systems, Inc.	490,308	0.6
5,980		DST Systems, Inc.	338,229	0.4
9,670	@	eBay, Inc.	468,125	0.6
10,821	@	EMC Corp.	295,089	0.4
1,300	@	F5 Networks, Inc.	136,110	0.2
11,583	@	Facebook, Inc.	250,772	0.3
6,109	@	Fiserv, Inc.	452,249	0.6
836	@	Google, Inc. - Class A	630,762	0.8
4,769		International Business Machines Corp.	989,329	1.2
15,926		Intel Corp.	361,202	0.4
584		Mastercard, Inc.	263,664	0.3
50,095		Microsoft Corp.	1,491,829	1.8
4,549		Motorola Solutions, Inc.	229,952	0.3
7,265	@	NetApp, Inc.	238,873	0.3
11,161	@	Nuance Communications, Inc.	277,797	0.3
28,641		Oracle Corp.	901,905	1.1
26	@	Palo Alto Networks, Inc.	1,601	0.0
8,954		Qualcomm, Inc.	559,535	0.7
3,550	@	Sandisk Corp.	154,176	0.2
22,693	@	Symantec Corp.	408,474	0.5
15,432		Xilinx, Inc.	515,583	0.6
			14,579,018	18.0
		Materials: 3.8%
7,436		Airgas, Inc.	611,983	0.7
9,362		Ecolab, Inc.	606,751	0.7
13,937		EI Du Pont de Nemours & Co.	700,613	0.9
13,667		Freeport-McMoRan Copper & Gold, Inc.	540,940	0.7
3,579		International Paper Co.	129,989	0.2
9,045		Mosaic Co/The	521,083	0.6
			3,111,359	3.8
		Telecommunication Services: 2.4%
25,738		AT&T, Inc.	970,323	1.2
21,029		Verizon Communications, Inc.	958,291	1.2
			1,928,614	2.4
		Utilities: 0.4%
7,643		American Electric Power Co., Inc.	335,833	0.4
		Total Common Stock
		(Cost $67,564,294)	80,132,844	99.1
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
721,084		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $721,084)	721,084	0.9
		Total Short-Term Investments
		(Cost $721,084)	721,084	0.9
		Total Investments in Securities (Cost $68,285,378)	$80,853,928	100.0
		Assets in Excess of Other Liabilities	29,597	—
		Net Assets	$80,883,525	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $68,591,987.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$13,886,926
		Gross Unrealized Depreciation	(1,624,985)
		Net Unrealized Appreciation	$12,261,941

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$9,646,290	$267,445	$—	$9,913,735
Consumer Staples	8,748,047	—	—	8,748,047
Energy	9,060,642	—	—	9,060,642
Financials	11,623,890	—	—	11,623,890
Health Care	11,940,244	422,767	—	12,363,011
Industrials	8,468,695	—	—	8,468,695
Information Technology	14,579,018	—	—	14,579,018
Materials	3,111,359	—	—	3,111,359
Telecommunication Services	1,928,614	—	—	1,928,614
Utilities	335,833	—	—	335,833
Total Common Stock	79,442,632	690,212	—	80,132,844
Short-Term Investments	721,084	—	—	721,084
Total Investments, at fair value	$80,163,716	$690,212	$—	$80,853,928

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.7%
		Consumer Discretionary: 9.7%
428,900	@	Express, Inc.	$6,356,298	1.0
252,550	@	Hanesbrands, Inc.	8,051,294	1.3
424,600		Interpublic Group of Cos., Inc.	4,721,552	0.7
173,400		Jarden Corp.	9,162,456	1.4
188,300		Macy’s, Inc.	7,083,846	1.1
282,510		Rent-A-Center, Inc.	9,910,451	1.6
347,740	@	Sally Beauty Holdings, Inc.	8,724,797	1.4
151,605		Wyndham Worldwide Corp.	7,956,230	1.2
			61,966,924	9.7
		Consumer Staples: 3.9%
360,805	L	Campbell Soup Co.	12,563,230	2.0
152,385		CVS Caremark Corp.	7,378,482	1.1
206,747	@, L	Green Mountain Coffee Roasters, Inc.	4,910,241	0.8
			24,851,953	3.9
		Energy: 8.3%
496,600	L	Arch Coal, Inc.	3,143,478	0.5
201,425	@	Ensco PLC	10,989,748	1.7
245,200		Marathon Oil Corp.	7,250,564	1.1
143,450		National Oilwell Varco, Inc.	11,491,779	1.8
88,050		Noble Energy, Inc.	8,163,116	1.3
163,970	@	Southwestern Energy Co.	5,702,877	0.9
205,975		Valero Energy Corp.	6,525,288	1.0
			53,266,850	8.3
		Financials: 29.6%
261,855		Aflac, Inc.	12,537,617	2.0
252,195		Allstate Corp.	9,989,444	1.6
105,300		American Campus Communities, Inc.	4,620,564	0.7
166,620		Ameriprise Financial, Inc.	9,445,688	1.5
429,496		Annaly Capital Management, Inc.	7,232,713	1.1
404,640		BioMed Realty Trust, Inc.	7,574,861	1.2
69,879		Boston Properties, Inc.	7,729,316	1.2
223,000		Capital One Financial Corp.	12,713,230	2.0
407,115	@	CIT Group, Inc.	16,036,260	2.5
201,030		Discover Financial Services	7,986,922	1.3
568,320		Duke Realty Corp.	8,354,304	1.3
242,540		First Republic Bank	8,357,928	1.3
207,350		HCP, Inc.	9,222,928	1.4
102,300		Home Properties, Inc.	6,267,921	1.0
293,100	@	Invesco Ltd.	7,324,569	1.1
469,990		Kimco Realty Corp.	9,526,697	1.5
71,661		Moody’s Corp.	3,165,266	0.5
282,850		Pebblebrook Hotel Trust	6,615,862	1.0
181,635		PNC Financial Services Group, Inc.	11,461,169	1.8
503,697		UnumProvident Corp.	9,681,056	1.5
227,300		Willis Group Holdings Ltd.	8,391,916	1.3
261,880		Zions Bancorp.	5,409,131	0.8
			189,645,362	29.6
		Health Care: 11.1%
123,620		Agilent Technologies, Inc.	4,753,189	0.7
453,670	@	CareFusion Corp.	12,879,691	2.0
225,555		Cigna Corp.	10,639,429	1.7
83,500	@	DaVita, Inc.	8,651,435	1.3
117,685		Humana, Inc.	8,255,603	1.3
135,200	@	Jazz Pharmaceuticals PLC	7,707,752	1.2
244,570		Teva Pharmaceutical Industries Ltd. ADR	10,127,644	1.6
95,090	@	Watson Pharmaceuticals, Inc.	8,097,865	1.3
			71,112,608	11.1
		Industrials: 10.1%
137,600		Eaton Corp.	6,502,976	1.0
165,630		Fluor Corp.	9,321,657	1.5
157,190		IDEX Corp.	6,565,826	1.0
117,500		Joy Global, Inc.	6,587,050	1.0
175,520		KBR, Inc.	5,234,006	0.8
893,440		Southwest Airlines Co.	7,835,469	1.2
629,390	@	Spirit Aerosystems Holdings, Inc.	13,978,752	2.2
132,435		SPX Corp.	8,662,573	1.4
			64,688,309	10.1
		Information Technology: 7.5%
271,935		Analog Devices, Inc.	10,657,133	1.7
880,034	@	Compuware Corp.	8,721,137	1.4
266,800	@	Nuance Communications, Inc.	6,640,652	1.0
144,280	@	Sandisk Corp.	6,266,080	1.0
205,450	@	VeriFone Holdings, Inc.	5,721,782	0.9
295,900		Xilinx, Inc.	9,886,019	1.5
			47,892,803	7.5
		Materials: 3.4%
96,700		Allegheny Technologies, Inc.	3,084,730	0.5
144,700		Eastman Chemical Co.	8,249,347	1.3
185,610		Mosaic Co/The	10,692,992	1.6
			22,027,069	3.4
		Telecommunication Services: 1.3%
210,560		CenturyTel, Inc.	8,506,624	1.3

		Utilities: 9.8%
157,840		AGL Resources, Inc.	6,457,235	1.0
330,360		Ameren Corp.	10,792,861	1.7
195,710		American Electric Power Co., Inc.	8,599,497	1.4
110,760		Consolidated Edison, Inc.	6,633,416	1.0
252,470		Northeast Utilities	9,651,928	1.5

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Utilities (continued)
131,340	Pinnacle West Capital Corp.	$6,934,752	1.1
242,900	PNM Resources, Inc.	5,108,187	0.8
281,650	PPL Corp.	8,181,933	1.3
		62,359,809	9.8
	Total Common Stock
	(Cost $570,720,402)	606,318,311	94.7

EXCHANGE-TRADED FUNDS: 1.3%
150,450	Market Vectors Gold Miners ETF	8,080,670	1.3

	Total Exchange-Traded Funds
	(Cost $6,715,479)	8,080,670	1.3

	Total Long-Term Investments
	(Cost $577,435,881)	614,398,981	96.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateral(cc)(1): 2.0%
2,960,391	Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,960,452, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $3,019,599, due 09/01/18-08/01/48)	$2,960,391	0.5
2,960,391	JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $2,960,449, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $3,019,606, due 02/23/14-04/01/48)	2,960,391	0.4
2,960,391	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $2,960,440, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $3,019,599, due 05/20/41-09/20/41)	2,960,391	0.5
2,960,391	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $2,960,462, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,019,599, due 10/24/12-10/01/40)	2,960,391	0.5
623,238	Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $623,251, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $635,703, due 07/01/41-09/01/42)	623,238	0.1
		12,464,802	2.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.7%
23,799,842		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $23,799,842)	$23,799,842	3.7

		Total Short-Term Investments
		(Cost $36,264,644)	36,264,644	5.7

		Total Investments in Securities (Cost $613,700,525)	$650,663,625	101.7
		Liabilities in Excess of Other Assets	(10,578,885)	(1.7)
		Net Assets	$640,084,740	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $618,617,674.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$49,083,544
		Gross Unrealized Depreciation	(17,037,593)
		Net Unrealized Appreciation	$32,045,951

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$606,318,311	$—	$—	$606,318,311
Exchange-Traded Funds	8,080,670	—	—	8,080,670
Short-Term Investments	23,799,842	12,464,802	—	36,264,644
Total Investments, at fair value	$638,198,823	$12,464,802	$—	$650,663,625

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
564,277	ING Australia Index Portfolio - Class I	$5,371,913	0.8
13,873,204	ING BlackRock Inflation Protected Bond Portfolio - Class I	151,217,921	22.9
2,157,858	ING Euro STOXX 50® Index Portfolio - Class I	19,291,248	2.9
1,281,334	ING FTSE 100 Index® Portfolio - Class I	15,068,485	2.3
217,320	ING Hang Seng Index Portfolio - Class I	2,786,042	0.4
1,310,371	ING Japan TOPIX Index Portfolio - Class I	11,622,993	1.7
1,106,851	ING RussellTM Mid Cap Index Portfolio - Class I	13,392,893	2.0
27,731,080	ING U.S. Bond Index Portfolio - Class I	307,537,676	46.6
11,456,805	ING U.S. Stock Index Portfolio - Class I	134,502,890	20.4
	Total Investments in Affiliated Investment Companies
	(Cost $600,429,600)	$660,792,061	100.0
	Liabilities in Excess of Other Assets	(303,717)	—
	Net Assets	$660,488,344	100.0

	Cost for federal income tax purposes is $604,945,731.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$61,138,085
	Gross Unrealized Depreciation	(5,291,755)
	Net Unrealized Appreciation	$55,846,330

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$660,792,061	$—	$—	$660,792,061
Total Investments, at fair value	$660,792,061	$—	$—	$660,792,061

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
10,816,911	ING Australia Index Portfolio - Class I	$102,976,990	2.3
41,344,713	ING Euro STOXX 50® Index Portfolio - Class I	369,621,737	8.3
24,567,514	ING FTSE 100 Index® Portfolio - Class I	288,913,965	6.5
4,166,912	ING Hang Seng Index Portfolio - Class I	53,419,816	1.2
25,132,499	ING Japan TOPIX Index Portfolio - Class I	222,925,267	5.0
51,669,051	ING RussellTM Mid Cap Index Portfolio - Class I	625,195,519	14.0
21,438,090	ING RussellTM Small Cap Index Portfolio - Class I	270,977,459	6.1
98,414,297	ING U.S. Bond Index Portfolio - Class I	1,091,414,558	24.5
122,258,447	ING U.S. Stock Index Portfolio - Class I	1,435,314,172	32.2
	Total Investments in Affiliated Investment Companies
	(Cost $4,021,391,935)	$4,460,759,483	100.1
	Liabilities in Excess of Other Assets	(2,818,643)	(0.1)
	Net Assets	$4,457,940,840	100.0
	Cost for federal income tax purposes is $4,048,594,386.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$483,911,480
	Gross Unrealized Depreciation	(71,746,383)
	Net Unrealized Appreciation	$412,165,097

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$4,460,759,483	$—	$—	$4,460,759,483
Total Investments, at fair value	$4,460,759,483	$—	$—	$4,460,759,483

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
6,168,523	ING Australia Index Portfolio - Class I	$58,724,341	1.9
23,553,140	ING Euro STOXX 50® Index Portfolio - Class I	210,565,070	6.9
14,009,574	ING FTSE 100 Index® Portfolio - Class I	164,752,585	5.4
2,376,205	ING Hang Seng Index Portfolio - Class I	30,462,952	1.0
14,330,731	ING Japan TOPIX Index Portfolio - Class I	127,113,588	4.1
30,571,108	ING RussellTM Mid Cap Index Portfolio - Class I	369,910,405	12.0
9,865,650	ING RussellTM Small Cap Index Portfolio - Class I	124,701,811	4.1
95,106,147	ING U.S. Bond Index Portfolio - Class I	1,054,727,171	34.4
79,113,206	ING U.S. Stock Index Portfolio - Class I	928,789,039	30.3
	Total Investments in Affiliated Investment Companies
	(Cost $2,804,049,826)	$3,069,746,962	100.1
	Liabilities in Excess of Other Assets	(1,816,310)	(0.1)
	Net Assets	$3,067,930,652	100.0
	Cost for federal income tax purposes is $2,819,580,775.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$291,387,912
	Gross Unrealized Depreciation	(41,221,725)
	Net Unrealized Appreciation	$250,166,187

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$3,069,746,962	$—	$—	$3,069,746,962
Total Investments, at fair value	$3,069,746,962	$—	$—	$3,069,746,962

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
3,146,015	ING Australia Index Portfolio - Class I	$29,950,064	1.6
21,868,214	ING BlackRock Inflation Protected Bond Portfolio - Class I	238,363,527	12.9
12,024,161	ING Euro STOXX 50® Index Portfolio - Class I	107,495,999	5.8
7,144,278	ING FTSE 100 Index® Portfolio - Class I	84,016,707	4.5
1,211,668	ING Hang Seng Index Portfolio - Class I	15,533,586	0.8
7,308,158	ING Japan TOPIX Index Portfolio - Class I	64,823,362	3.5
12,342,889	ING RussellTM Mid Cap Index Portfolio - Class I	149,348,962	8.1
2,987,158	ING RussellTM Small Cap Index Portfolio - Class I	37,757,678	2.1
60,893,096	ING U.S. Bond Index Portfolio - Class I	675,304,435	36.5
38,331,567	ING U.S. Stock Index Portfolio - Class I	450,012,597	24.3
	Total Investments in Affiliated Investment Companies
	(Cost $1,728,355,409)	$1,852,606,917	100.1
	Liabilities in Excess of Other Assets	(1,015,623)	(0.1)
	Net Assets	$1,851,591,294	100.0
	Cost for federal income tax purposes is $1,728,355,409.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$137,244,207
	Gross Unrealized Depreciation	(12,992,699)
	Net Unrealized Appreciation	$124,251,508

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$1,852,606,917	$—	$—	$1,852,606,917
Total Investments, at fair value	$1,852,606,917	$—	$—	$1,852,606,917

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 58.8%
		Consumer Discretionary: 11.1%
86,900	@	Autozone, Inc.	$32,124,323	0.8
1,220,300	@	Delphi Automotive PLC	37,829,300	0.9
1,244,480	@	Dollar General Corp.	64,140,499	1.5
1,354,300	@	General Motors Co.	30,810,325	0.7
733,127	L	Hasbro, Inc.	27,983,458	0.7
478,300		Johnson Controls, Inc.	13,105,420	0.3
656,900		Kohl’s Corp.	33,646,418	0.8
1,764,900		Lowe’s Cos., Inc.	53,370,576	1.2
711,364		McGraw-Hill Cos., Inc.	38,833,361	0.9
1,162,900	@	TRW Automotive Holdings Corp.	50,830,359	1.2
1,757,000		Walt Disney Co.	91,855,960	2.1
			474,529,999	11.1
		Consumer Staples: 6.7%
944,400		Avon Products, Inc.	15,063,180	0.4
269,900		Coca-Cola Enterprises, Inc.	8,439,773	0.2
1,091,384		General Mills, Inc.	43,491,653	1.0
891,300		Kellogg Co.	46,044,558	1.1
637,434		PepsiCo, Inc.	45,111,204	1.0
434,797		Philip Morris International, Inc.	39,105,642	0.9
1,288,773		Procter & Gamble Co.	89,389,295	2.1
			286,645,305	6.7
		Energy: 3.9%
241,200		Apache Corp.	20,856,564	0.5
55,800		Chevron Corp.	6,504,048	0.2
31,600		EOG Resources, Inc.	3,540,780	0.1
279,400		ExxonMobil Corp.	25,551,130	0.6
383,900		Nexen, Inc.	9,728,026	0.2
63,766	@	Oil States International, Inc.	5,066,847	0.1
657,451		Spectra Energy Corp.	19,302,761	0.4
1,489,000	@	Weatherford International Ltd.	18,880,520	0.4
1,661,800		Williams Cos., Inc.	58,113,146	1.4
			167,543,822	3.9
		Financials: 6.9%
127,300		Blackrock, Inc.	22,697,590	0.5
3,395,469	@	Invesco Ltd.	84,852,770	2.0
987,010		JPMorgan Chase & Co.	39,954,165	0.9
584,800		Northern Trust Corp.	27,143,492	0.7
395,000		State Street Corp.	16,574,200	0.4
2,294,800		TD Ameritrade Holding Corp.	35,271,076	0.8
1,269,000		US Bancorp.	43,526,700	1.0
1,015,500		XL Group PLC	24,402,465	0.6
			294,422,458	6.9
		Health Care: 11.3%
508,900		Agilent Technologies, Inc.	19,567,205	0.5
760,600		AmerisourceBergen Corp.	29,442,826	0.7
61,900	@	Covidien PLC	3,678,098	0.1
11,500		Densply International, Inc.	438,610	0.0

115,100	@	Express Scripts Holding Co.	7,213,317	0.2
4,502	@	Henry Schein, Inc.	356,874	0.0
144,400		McKesson Corp.	12,422,732	0.3
6,230,637		Pfizer, Inc.	154,831,329	3.6
885,500		Quest Diagnostics	56,167,265	1.3
2,812,768		Thermo Fisher Scientific, Inc.	165,475,141	3.8
620,824		UnitedHealth Group, Inc.	34,399,858	0.8
			483,993,255	11.3
		Industrials: 7.0%
31,912		Actuant Corp.	913,321	0.0
150,100		CSX Corp.	3,114,575	0.1
2,413,391		Danaher Corp.	133,098,514	3.1
261,700		Honeywell International, Inc.	15,636,575	0.4
340,800		Ingersoll-Rand PLC	15,274,656	0.3
300,920		Pall Corp.	19,105,411	0.4
1,473,675		United Technologies Corp.	115,374,016	2.7
			302,517,068	7.0
		Information Technology: 8.3%
188,600		Accenture PLC	13,207,658	0.3
147,500		Apple, Inc.	98,420,850	2.3
117,100	@	Autodesk, Inc.	3,907,627	0.1
1,233,600		Cisco Systems, Inc.	23,549,424	0.6
789,757	@	Fiserv, Inc.	58,465,711	1.4
5,000	@	Google, Inc. - Class A	3,772,500	0.1
56,600		International Business Machines Corp.	11,741,670	0.3
357,600		Microsoft Corp.	10,649,328	0.2
1,279,200		Oracle Corp.	40,282,008	0.9
1,948,660	@	TE Connectivity Ltd.	66,273,926	1.5
998,220		Texas Instruments, Inc.	27,500,961	0.6
			357,771,663	8.3
		Materials: 1.4%
765,690	@	Crown Holdings, Inc.	28,139,107	0.6
769,200		Potash Corp. of Saskatchewan	33,398,664	0.8
			61,537,771	1.4
		Telecommunication Services: 1.4%
1,621,100		AT&T, Inc.	61,115,470	1.4

		Utilities: 0.8%
60,800		American Electric Power Co., Inc.	2,671,552	0.1
224,700		Edison International	10,266,543	0.2
262,070		MDU Resources Group, Inc.	5,776,023	0.1
319,800		NRG Energy, Inc.	6,840,522	0.2

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares				Value	Percentage of Net Assets
			Utilities (continued)
213,100			Pacific Gas & Electric Co.	$9,092,977	0.2
				34,647,617	0.8
			Total Common Stock
			(Cost $2,120,558,197)	2,524,724,428	58.8

PREFERRED STOCK: 1.6%
			Consumer Discretionary: 0.3%
354,700		@, L	General Motors Co.	13,223,216	0.3

			Consumer Staples: 0.1%
42		#, @	HJ Heinz Finance Co.	4,444,125	0.1

			Financials: 0.7%
374,000		@, L	Affiliated Managers Group, Inc.	19,553,169	0.5
166,000		@, P	US Bancorp	4,830,600	0.1
205,000		@, P	US Bancorp	5,735,900	0.1
				30,119,669	0.7
			Utilities: 0.5%
348,850		@	PPL Corp.	19,082,095	0.4
160,000		@, P	SCE Trust I	4,172,800	0.1
				23,254,895	0.5
			Total Preferred Stock
			(Cost $70,742,896)	71,041,905	1.6

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.5%
			: 1.0%
41,500,000			INTELSAT TL 4/2/18, 04/02/18	$41,707,500	1.0

			Consumer Discretionary: 6.7%
1,850,000			AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	1,979,500	0.0
3,525,000			AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	3,807,000	0.1
1,633,263			CCH II, LLC / CCH II Capital Corp., 13.500%, 11/30/16	1,776,174	0.0
750,000			CCO Holdings LLC / CCO Holdings Capital Corp., 2.716%, 09/06/14	754,969	0.0
1,980,000		L	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	2,168,100	0.1
8,181,442			Cedar Fair L.P., 4.000%, 12/15/17	8,243,825	0.2
11,050,588			Charter Communications Operating LLC, 3.470%, 09/06/16	11,082,049	0.3
12,679,645			DineEquity, Inc., 4.250%, 10/19/17	12,787,421	0.3
9,750,000			Dollar General Corp., 2.966%, 07/07/14	9,806,365	0.2
4,072,482			Dollar General Corp., 2.966%, 07/07/14	4,096,025	0.1
1,350,000			Dollar General Corp., 4.125%, 07/15/17	1,417,500	0.0
90,044,832			Dunkin Brands, Inc. - TL, 4.000%, 11/23/17	90,084,992	2.1
26,021,231			Federal Mogul Corp., 2.158%, 12/29/14	25,445,043	0.6
17,235,490			Federal Mogul Corp. - TL C, 2.158%, 12/28/15	16,853,845	0.4
5,970,000			Formula One Holdings, 5.750%, 10/31/12	6,036,542	0.1
9,695,000			Lamar Media Corp., 9.750%, 04/01/14	10,906,875	0.3
5,075,000			MGM Resorts International, 9.000%, 03/15/20	5,690,344	0.1
2,130,000			MGM Resorts International, 10.375%, 05/15/14	2,406,900	0.1
4,290,000			MGM Resorts International, 13.000%, 11/15/13	4,858,425	0.1
5,575,000			Peninsula Gaming LLC - TL B, 05/16/17	5,662,109	0.1
5,720,960			Rite Aid Corp. - TL 1, 4.500%, 03/03/18	5,713,808	0.1
2,295,938			SBA Senior Finance - TL B, 3.750%, 06/30/18	2,300,961	0.1
2,950,000		#	Schaeffler Finance BV, 7.750%, 02/15/17	3,274,500	0.1
3,250,000		#	Schaeffler Finance BV, 8.500%, 02/15/19	3,656,250	0.1
6,825,000			Station Casinos - 1L, 09/07/19	6,852,013	0.2
EUR	2,000,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	2,814,259	0.1
1,300,000		#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	1,433,250	0.0
825,000		#	Univision Communications, Inc., 7.875%, 11/01/20	886,875	0.0
28,031,090			Univision Communications, Inc., 4.466%, 03/31/17	27,816,960	0.7
EUR	4,010,000	#	UPC Germany GmbH, 8.125%, 12/01/17	5,552,411	0.1
				286,165,290	6.7

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Staples: 0.3%
3,300,000		Campbell Soup Co., 0.743%, 08/01/14	$3,316,744	0.1
3,475,000		Pinnacle Foods Finance LLC - TL F, 4.750%, 10/17/18	3,485,859	0.1
3,000,000		Rite Aid Corp., 10.375%, 07/15/16	3,187,500	0.1
2,585,000		Walgreen Co., 0.899%, 03/13/14	2,589,198	0.0
2,585,000		Walgreen Co., 1.000%, 03/13/15	2,596,674	0.0
			15,175,975	0.3
		Energy: 2.2%
4,400,000		Concho Resources, Inc., 5.500%, 10/01/22	4,592,500	0.1
6,475,000		Concho Resources, Inc., 5.500%, 04/01/23	6,774,469	0.2
1,895,000		Consol Energy, Inc., 8.250%, 04/01/20	1,994,488	0.0
9,165,000		Consol Energy, Inc., 8.000%, 04/01/17	9,623,250	0.2
18,800,000		EQT Corp., 4.875%, 11/15/21	19,811,872	0.5
3,645,000		EQT Corp., 8.125%, 06/01/19	4,418,443	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,315,892	0.1
2,500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 6.875%, 05/01/19	2,678,125	0.1
1,125,000		Laredo Petroleum, Inc., 7.375%, 05/01/22	1,220,625	0.0
1,425,000		Laredo Petroleum, Inc., 9.500%, 02/15/19	1,620,938	0.0
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,167,887	0.0
7,688,000	L	Peabody Energy Corp., 4.750%, 12/15/41	6,515,580	0.2
3,625,000	#	Peabody Energy Corp., 6.000%, 11/15/18	3,643,125	0.1
5,025,000		Plains Exploration & Production Co., 6.750%, 02/01/22	5,125,500	0.1
1,220,000		QEP Resources, Inc., 6.800%, 03/01/20	1,340,475	0.0
1,150,000		QEP Resources, Inc., 6.875%, 03/01/21	1,305,250	0.0
2,675,000		Range Resources Corp., 5.750%, 06/01/21	2,889,000	0.1
4,725,000		Range Resources Corp., 5.000%, 08/15/22	4,990,781	0.1
3,025,000		Range Resources Corp., 8.000%, 05/15/19	3,372,875	0.1
2,350,000	#	SM Energy Co., 6.500%, 01/01/23	2,470,438	0.1
1,384,241		Terra-Gen Finance Co. LLC, 6.500%, 06/22/17	1,384,241	0.0
2,335,000		Total Capital International SA, 0.750%, 01/25/16	2,341,645	0.1
850,000		Whiting Petroleum Corp., 6.500%, 10/01/18	915,875	0.0
			94,513,274	2.2
		Financials: 3.5%
2,640,000	#	American Honda Finance Corp., 0.519%, 08/02/13	2,640,069	0.1
4,120,000	#	American Honda Finance Corp., 1.000%, 08/11/15	4,131,243	0.1
450,000		American Tower Corp., 4.625%, 04/01/15	485,074	0.0
1,125,000	#	CIT Group, Inc., 5.250%, 04/01/14	1,178,437	0.0
1,650,000	#	CNH Capital LLC, 6.250%, 11/01/16	1,800,563	0.0
750,000		Delos Aircraft, Inc. - TL 2, 4.750%, 03/17/16	758,438	0.0
5,650,000		Flying Fortress, Inc., 5.000%, 02/23/17	5,727,688	0.1
3,850,000		Ford Motor Credit Co., LLC, 6.625%, 08/15/17	4,471,348	0.1
4,400,000		Ford Motor Credit Co., LLC, 8.000%, 06/01/14	4,861,397	0.1
2,400,000		Ford Motor Credit Co. LLC, 2.500%, 01/15/16	2,431,663	0.1
4,500,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	4,592,160	0.1
10,660,000		Ford Motor Credit Co. LLC, 3.875%, 01/15/15	11,146,810	0.3
3,100,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	3,298,583	0.1
3,750,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	4,104,345	0.1
4,400,000		Ford Motor Credit Co. LLC, 7.000%, 10/01/13	4,661,976	0.1
4,225,000		Host Hotels & Resorts L.P., 5.875%, 06/15/19	4,668,625	0.1
418,000		Host Marriott LP, 6.750%, 06/01/16	431,585	0.0
14,435,000	#	International Lease Finance Corp., 6.500%, 09/01/14	15,589,800	0.4
5,475,000	#	International Lease Finance Corp., 6.750%, 09/01/16	6,179,906	0.1
8,985,000	#	International Lease Finance Corp., 7.125%, 09/01/18	10,512,450	0.3
5,125,000		Janus Capital Group, Inc., 6.700%, 06/15/17	5,807,645	0.1
2,860,000		John Deere Capital Corp., 0.700%, 09/04/15	2,867,187	0.1
5,870,000	#	Legg Mason, Inc., 5.500%, 05/21/19	6,306,440	0.2
5,495,931		Nuveen Investment, Inc., 5.947%, 05/13/17	5,494,788	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
4,450,000			Nuveen Investment, Inc., 8.250%, 03/01/19	$4,490,793	0.1
4,703,629			Nuveen Investments, 5.947%, 11/13/14	4,708,041	0.1
2,838,180			Pinnacle Foods Finance LLC, 2.731%, 04/02/14	2,841,138	0.1
1,421,438			Pinnacle Foods Finance LLC - TL E, 4.750%, 09/16/18	1,426,175	0.0
210,000			Regions Bank/Birmingham AL, 7.500%, 05/15/18	248,325	0.0
9,133,283			Reynolds Group Holdings, 6.500%, 02/09/18	9,175,296	0.2
245,000			Synovus Financial Corp., 5.125%, 06/15/17	240,100	0.0
4,170,000		#	UPCB Finance III Ltd., 6.625%, 07/01/20	4,388,925	0.1
5,348,125			Vantiv LLC - TL B, 3.750%, 03/20/19	5,371,523	0.1
3,172,954			WorldPay Ltd. - Term B, 5.250%, 11/30/17	3,194,768	0.1
				150,233,304	3.5
			Health Care: 0.6%
5,600,000			DaVita, Inc., 08/24/19	5,621,000	0.1
1,750,000		#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,868,125	0.1
1,000,000		#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,072,500	0.0
8,421,594			HCA, Inc., 1.466%, 11/16/12	8,431,054	0.2
5,375,000			Hologic, Inc., 4.500%, 01/29/13	5,444,875	0.1
4,220,000		#	Takeda Pharmaceutical Co. Ltd., 1.031%, 03/17/15	4,255,904	0.1
				26,693,458	0.6
			Industrials: 1.6%
1,046,561			American Airlines Pass-Through Trust, 10.375%, 07/02/19	1,135,518	0.0
5,120,000			Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	5,222,400	0.1
1,035,000			Continental Airlines 2012-1 Class B Pass Thru Trusts, 6.250%, 04/11/20	1,071,225	0.0
9,669,000		L	Continental Airlines, Inc., 4.500%, 01/15/15	12,605,959	0.3
2,250,000		#	Continental Airlines, Inc., 6.750%, 09/15/15	2,370,937	0.1
2,392,251			Continental Airlines 2009-1 Pass Through Trust, 9.000%, 07/08/16	2,763,050	0.1
1,789,965			Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,045,035	0.1
2,008,052			Delta Air Lines 2009-1 Class A Pass Through Trust, 7.750%, 12/17/19	2,294,199	0.1
1,657,026			Delta Air Lines 2011-1 Pass Through Trust, 5.300%, 04/15/19	1,797,874	0.0
3,756,125			Fleetpride Corp. - TL B, 6.750%, 12/06/17	3,800,729	0.1
1,270,000			RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	1,406,525	0.0
11,175,000			Schaeffler AG, 6.000%, 01/27/17	11,286,750	0.3
4,915,000			Tyco Electronics Group S.A., 6.000%, 10/01/12	4,915,696	0.1
7,875,000			United Technologies Corp., 0.918%, 06/01/15	7,975,383	0.2
5,809,101			US Airways 2010-1 Class A Pass Through Trust, 6.250%, 04/22/23	6,172,170	0.1
835,406			US Airways 2010-1 Class B Pass Through Trust, 8.500%, 04/22/17	856,291	0.0
				67,719,741	1.6
			Information Technology: 1.7%
12,010,000		#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17	12,880,725	0.3
12,505,500			Colfax Corp. - TL B, 4.500%, 09/12/18	12,603,206	0.3
30,012,643			First Data Corp., 5.217%, 03/24/17	29,564,794	0.7
6,225,000		#	First Data Corp., 7.375%, 06/15/19	6,450,656	0.1
10,629,000			Xilinx, Inc., 3.125%, 03/15/37	12,754,800	0.3
				74,254,181	1.7
			Materials: 0.1%
1,325,000			Ball Corp., 7.375%, 09/01/19	1,484,000	0.1
EUR	855,000		Rexam PLC, 6.750%, 06/29/67	1,111,023	0.0
				2,595,023	0.1
			Telecommunication Services: 3.4%
3,695,000			British Telecommunications PLC, 1.504%, 12/20/13	3,720,429	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Telecommunication Services (continued)
2,500,000			British Telecommunications PLC, 2.000%, 06/22/15	$2,572,132	0.1
3,430,000			Cricket Communications, Inc., 7.750%, 10/15/20	3,361,400	0.1
6,640,000			Crown Castle International Corp., 7.125%, 11/01/19	7,237,600	0.2
22,005,018			Crown Castle Operating Co., 4.000%, 01/31/19	22,113,679	0.5
43,676,436			Intelsat Jackson Holdings Ltd., 5.250%, 04/03/18	43,892,110	1.0
CHF	575,000	#	Matterhorn Mobile SA, 5.421%, 05/15/19	615,962	0.0
CHF	1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,703,434	0.0
4,100,000			Nextel Communications, Inc., 5.950%, 03/15/14	4,120,500	0.1
2,656,000			SBA Communications Corp., 1.875%, 05/01/13	4,050,400	0.1
407,000			SBA Telecommunications, Inc., 8.250%, 08/15/19	456,858	0.0
775,000			Sprint Capital Corp., 6.900%, 05/01/19	807,938	0.0
15,870,000		#	Sprint Nextel Corp., 9.000%, 11/15/18	19,083,675	0.5
1,060,000			Sprint Nextel Corp., 11.500%, 11/15/21	1,331,625	0.0
14,693,175			Telesat Canada, Inc. - B1, 4.250%, 03/08/19	14,748,274	0.3
7,985,000		#	UPCB Finance V Ltd., 7.250%, 11/15/21	8,723,613	0.2
7,125,000		#	UPCB Finance VI Ltd., 6.875%, 01/15/22	7,588,125	0.2
				146,127,754	3.4
			Utilities: 0.4%
7,875,000		#	Calpine Construction Finance Co. L.P., 8.000%, 06/01/16	8,505,000	0.2
3,150,000		#	Calpine Corp., 7.500%, 02/15/21	3,417,750	0.1
2,080,000			CMS Energy Corp., 6.550%, 07/17/17	2,441,962	0.0
970,000			CMS Energy Corp., 8.750%, 06/15/19	1,263,966	0.0
2,440,000			Otter Tail Corp., 9.000%, 12/15/16	2,848,700	0.1
				18,477,378	0.4
			Total Corporate Bonds/Notes
			(Cost $884,776,202)	923,662,878	21.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.5%
19,520,000			Ally Master Owner Trust, 0.921%, 06/15/17	19,666,058	0.5

			Total Collateralized Mortgage Obligations
			(Cost $19,520,000)	19,666,058	0.5

ASSET-BACKED SECURITIES: 0.2%
			Automobile Asset-Backed Securities: 0.2%
4,885,000			Ford Credit Auto Owner Trust, 0.580%, 12/15/16	4,904,457	0.1
4,755,000			Honda Auto Receivables Owner Trust, 0.560%, 05/15/16	4,775,106	0.1
			Total Asset-Backed Securities
			(Cost $9,639,607)	9,679,563	0.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.3%
			Federal Home Loan Mortgage Corporation: 1.7%##
8,378,579			0.601%, due 07/15/42	8,450,216	0.2
14,669,969			0.621%, due 05/15/39	14,729,074	0.3
13,069,169			0.671%, due 08/15/42	13,183,341	0.3
3,484,590			0.671%, due 08/15/42	3,526,584	0.1
8,043,483			0.721%, due 06/15/42	8,116,526	0.2
5,569,350			0.721%, due 06/15/42	5,615,642	0.1
4,371,720			0.721%, due 07/15/42	4,410,646	0.1
6,384,338			0.721%, due 07/15/42	6,450,812	0.2
4,389,728			0.721%, due 07/15/42	4,431,158	0.1
2,643,978			0.721%, due 08/15/42	2,668,935	0.1
				71,582,934	1.7
			Federal National Mortgage Association: 2.0%##
3,481,934			0.597%, due 09/25/42	3,513,505	0.1
6,627,440			0.617%, due 04/25/39	6,653,055	0.2
6,599,904			0.617%, due 07/25/42	6,650,667	0.2
12,720,000			0.639%, due 08/25/23	12,775,650	0.3
5,627,191			0.667%, due 07/25/42	5,665,360	0.1
6,534,039			0.667%, due 08/25/42	6,590,454	0.1
11,574,100			0.667%, due 09/25/42	11,684,516	0.3
2,046,792			0.667%, due 09/25/42	2,061,709	0.0
12,647,450			0.667%, due 09/25/42	12,756,806	0.3
7,236,532			0.667%, due 09/25/42	7,299,711	0.2
5,983,950			0.717%, due 08/25/42	6,047,871	0.1
4,351,657			0.767%, due 03/25/42	4,404,952	0.1
				86,104,256	2.0
			Government National Mortgage Association: 0.6%
5,265,300			0.569%, due 02/20/42	5,298,095	0.1
6,871,655			0.621%, due 07/16/41	6,923,543	0.2
5,354,763			0.621%, due 03/16/42	5,402,469	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Government National Mortgage Association (continued)
10,136,796	0.621%, due 04/16/42	$10,232,731	0.2
		27,856,838	0.6
	Total U.S. Government Agency Obligations
	(Cost $184,436,568)	185,544,028	4.3

	Total Long-Term Investments
	(Cost $3,289,673,470)	3,734,318,860	86.9

SHORT-TERM INVESTMENTS: 16.6%
	Securities Lending Collateral(cc)(1): 0.6%
6,376,214	Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $6,376,345, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $6,503,738, due 09/01/18-08/01/48)	6,376,214	0.1
6,376,214	JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $6,376,340, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $6,503,754, due 02/23/14-04/01/48)	6,376,214	0.2
6,376,214	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $6,376,319, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $6,503,738, due 05/20/41-09/20/41)	6,376,214	0.2
6,376,214	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $6,376,366, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $6,503,738, due 10/24/12-10/01/40)	6,376,214	0.1
1,342,358	Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,342,386, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $1,369,205, due 07/01/41-09/01/42)	1,342,358	0.0
		26,847,214	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 16.0%
684,184,129		T. Rowe Price Reserve Investment Fund
		(Cost $684,184,129)	$684,184,129	16.0

		Total Short-Term Investments
		(Cost $711,031,343)	711,031,343	16.6

		Total Investments in Securities (Cost $4,000,704,813)	$4,445,350,203	103.5
		Liabilities in Excess of Other Assets	(151,983,716)	(3.5)
		Net Assets	$4,293,366,487	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	CHF	Swiss Franc
	EUR	EU Euro

		Cost for federal income tax purposes is $4,002,365,322.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$474,292,313
		Gross Unrealized Depreciation	(31,307,432)
		Net Unrealized Appreciation	$442,984,881

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$2,524,724,428	$—	$—	$2,524,724,428
Preferred Stock	23,789,716	47,252,189	—	71,041,905
Corporate Bonds/Notes	—	923,662,878	—	923,662,878
Collateralized Mortgage Obligations	—	19,666,058	—	19,666,058
Short-Term Investments	684,184,129	26,847,214	—	711,031,343
U.S. Government Agency Obligations	—	185,544,028	—	185,544,028
Asset-Backed Securities	—	9,679,563	—	9,679,563
Total Investments, at fair value	$3,232,698,273	$1,212,651,930	$—	$4,445,350,203
Liabilities Table
Other Financial Instruments+
Written Options	$(31,380,135)	$—	$—	$(31,380,135)
Total Liabilities	$(31,380,135)	$—	$—	$(31,380,135)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2012 (Unaudited) (continued)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on September 30, 2012:

Exchange-Traded Options

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Accenture PLC	65.00	01/19/13	559	$231,432	$(352,170)
AT&T, Inc.	30.00	01/19/13	80	12,304	(61,200)
AT&T, Inc.	32.00	01/19/13	7,160	518,868	(4,210,080)
AT&T, Inc.	34.00	01/19/13	4,485	586,759	(1,672,905)
AT&T, Inc.	35.00	01/19/13	4,485	407,405	(1,278,225)
Cisco Systems, Inc.	17.50	01/19/13	8,642	778,471	(1,711,116)
Cisco Systems, Inc.	22.00	01/19/13	3,694	310,658	(62,798)
EOG Resources, Inc.	110.00	01/19/13	158	146,463	(141,410)
EOG Resources, Inc.	115.00	01/19/13	158	115,653	(108,230)
Express Scripts, Inc.	60.00	01/19/13	49	14,651	(24,500)
Ingersoll-Rand PLC	40.00	01/19/13	2,744	879,932	(1,618,960)
International Business Machines Corp.	200.00	01/19/13	566	448,272	(679,200)
JPMorgan Chase & Co.	50.00	01/19/13	6,482	1,242,486	(51,856)
Kohl’s Corp.	45.00	10/20/12	618	184,040	(389,340)
Kohl’s Corp.	47.00	10/20/12	618	128,359	(268,830)
Kohl’s Corp.	48.00	10/20/12	618	103,577	(216,300)
Microsoft Corp.	30.00	01/19/13	3,576	532,814	(429,120)
NRG Energy, Inc.	25.00	03/16/13	1,066	84,608	(61,295)
NRG Energy, Inc.	25.00	01/18/14	1,066	186,539	(165,230)
NRG Energy, Inc.	27.00	01/18/14	1,066	122,462	(114,595)
PepsiCo, Inc.	70.00	01/19/13	473	117,865	(101,222)
PepsiCo, Inc.	72.50	01/19/13	2,490	327,079	(241,530)
Pfizer, Inc.	22.50	01/20/13	26,051	3,040,330	(6,486,699)
Philip Morris International, Inc.	85.00	01/19/13	797	196,201	(486,170)
Philip Morris International, Inc.	90.00	01/19/13	798	102,323	(234,612)
Procter & Gamble Co.	65.00	01/19/13	6,529	849,918	(3,003,340)
Procter & Gamble Co.	67.50	01/19/13	1,267	157,039	(348,425)
Procter & Gamble Co.	70.00	01/19/13	548	98,731	(74,528)
Texas Instruments, Inc.	40.00	01/19/13	1,803	153,306	(2,705)
Walt Disney Co.	45.00	10/20/12	1,424	288,083	(1,095,056)
Walt Disney Co.	45.00	01/19/13	1,454	365,876	(1,119,580)
Walt Disney Co.	46.00	10/20/12	1,424	218,778	(888,576)
Walt Disney Co.	46.00	01/19/13	1,454	320,033	(966,910)
Walt Disney Co.	47.00	10/20/12	1,379	159,112	(721,217)
Walt Disney Co.	47.00	01/19/13	1,454	261,380	(836,050)
Walt Disney Co.	50.00	01/19/13	2,561	467,628	(896,350)
Walt Disney Co.	55.00	01/19/13	2,855	280,697	(259,805)
				$14,440,132	$(31,380,135)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 12.4%
362,700		Cablevision Systems Corp.	$5,748,795	0.4
202,300		Carnival Corp.	7,371,812	0.5
266,900		Comcast Corp. — Class A	9,547,013	0.6
471,400		Ford Motor Co.	4,648,004	0.3
125,700		Genuine Parts Co.	7,671,471	0.5
90,600		Harley-Davidson, Inc.	3,838,722	0.2
140,600		Hasbro, Inc.	5,366,702	0.4
197,600		Johnson Controls, Inc.	5,414,240	0.4
269,700		Kohl’s Corp.	13,814,034	0.9
236,100		Macy’s, Inc.	8,882,082	0.6
118,075	@	The Madison Square Garden, Inc.	4,754,880	0.3
87,925		Marriott International, Inc.	3,437,868	0.2
425,100		Mattel, Inc.	15,082,548	1.0
258,400		McGraw-Hill Cos., Inc.	14,106,056	0.9
456,900	@	New York Times Co.	4,459,344	0.3
797,100		Staples, Inc.	9,182,592	0.6
18,700		Tiffany & Co.	1,157,156	0.1
500,066		Time Warner, Inc.	22,667,992	1.5
342,400		Walt Disney Co.	17,900,672	1.2
212,000		Whirlpool Corp.	17,576,920	1.2
345,419		WPP PLC	4,704,922	0.3
			187,333,825	12.4
		Consumer Staples: 6.6%
417,900		Archer-Daniels-Midland Co.	11,358,522	0.8
544,100		Avon Products, Inc.	8,678,395	0.6
367,100		Campbell Soup Co.	12,782,422	0.9
208,500		Clorox Co.	15,022,425	1.0
352,500		ConAgra Foods, Inc.	9,725,475	0.6
48,900		Energizer Holdings, Inc.	3,648,429	0.2
63,500		Kellogg Co.	3,280,410	0.2
46,600		Kimberly-Clark Corp.	3,997,348	0.3
122,600		McCormick & Co., Inc.	7,606,104	0.5
123,600		Molson Coors Brewing Co.	5,568,180	0.4
191,700		PepsiCo, Inc.	13,566,609	0.9
54,000		Procter & Gamble Co.	3,745,440	0.2
			98,979,759	6.6
		Energy: 12.8%
198,800		Anadarko Petroleum Corp.	13,900,096	0.9
204,024		BP PLC ADR	8,642,457	0.6
335,890		Chevron Corp.	39,151,338	2.6
106,400		ConocoPhillips	6,083,952	0.4
317,700		Consol Energy, Inc.	9,546,885	0.6
170,200		Diamond Offshore Drilling	11,200,862	0.8
384,424		ExxonMobil Corp.	35,155,575	2.3
64,400		Hess Corp.	3,459,568	0.2
288,200		Murphy Oil Corp.	15,473,458	1.0
191,300		Petroleo Brasileiro SA ADR	4,388,422	0.3
363,600		Royal Dutch Shell PLC - Class A ADR	25,237,476	1.7
197,600		Schlumberger Ltd.	14,292,408	1.0
206,050		Spectra Energy Corp.	6,049,628	0.4
			192,582,125	12.8
		Financials: 19.9%
470,700		Allstate Corp.	18,644,427	1.2
421,400		American Express Co.	23,960,804	1.6
1,669,919		Bank of America Corp.	14,745,385	1.0
375,100		Bank of New York Mellon Corp.	8,484,762	0.6
203,800		Capital One Financial Corp.	11,618,638	0.8
95,300		Chubb Corp.	7,269,484	0.5
898,644		JPMorgan Chase & Co.	36,377,109	2.4
382,400		Legg Mason, Inc.	9,437,632	0.6
307,877		Lincoln National Corp.	7,447,544	0.5
110,500		Loews Corp.	4,559,230	0.3
490,600		Marsh & McLennan Cos., Inc.	16,646,058	1.1
222,700		Morgan Stanley	3,727,998	0.2
276,800		Northern Trust Corp.	12,847,672	0.9
208,900		PNC Financial Services Group, Inc.	13,181,590	0.9
708,700		Regions Financial Corp.	5,109,727	0.3
658,000		SLM Corp.	10,343,760	0.7
241,200	L	Sun Life Financial, Inc.	5,603,076	0.4
459,600		SunTrust Bank	12,992,892	0.9
765,100		US Bancorp.	26,242,930	1.7
832,300		Wells Fargo & Co.	28,739,319	1.9
414,251		Weyerhaeuser Co.	10,828,521	0.7
171,741		Willis Group Holdings Ltd.	6,340,678	0.4
164,500		XL Group PLC	3,952,935	0.3
			299,102,171	19.9
		Health Care: 7.2%
110,700		Amgen, Inc.	9,334,224	0.6
377,500		Bristol-Myers Squibb Co.	12,740,625	0.9
293,700		Johnson & Johnson	20,238,867	1.3
426,400		Merck & Co., Inc.	19,230,640	1.3
787,376		Pfizer, Inc.	19,566,294	1.3
132,300		Quest Diagnostics	8,391,789	0.6
317,600		Thermo Fisher Scientific, Inc.	18,684,408	1.2
			108,186,847	7.2
		Industrials: 13.5%
232,400		3M Co.	21,478,408	1.4
133,000		Avery Dennison Corp.	4,232,060	0.3
172,300		Boeing Co.	11,995,526	0.8
195,600	@	Cooper Industries PLC	14,681,736	1.0
315,100		Emerson Electric Co.	15,209,877	1.0
1,955,100		General Electric Co.	44,400,321	2.9
276,000		Honeywell International, Inc.	16,491,000	1.1
320,100		Illinois Tool Works, Inc.	19,036,347	1.3

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
202,900		Ingersoll-Rand PLC	$9,093,978	0.6
86,650		ITT Corp.	1,745,997	0.1
81,800		Lockheed Martin Corp.	7,638,484	0.5
451,300		Masco Corp.	6,792,065	0.5
453,000	@	United Continental Holdings, Inc.	8,833,500	0.6
195,200		United Parcel Service, Inc. - Class B	13,970,464	0.9
165,900	@, L	USG Corp.	3,641,505	0.2
173,300		Xylem, Inc.	4,358,495	0.3
			203,599,763	13.5
		Information Technology: 7.3%
265,300		Analog Devices, Inc.	10,397,107	0.7
727,200		Applied Materials, Inc.	8,119,188	0.5
632,300		Cisco Systems, Inc.	12,070,607	0.8
360,900		Computer Sciences Corp.	11,624,589	0.8
633,700		Corning, Inc.	8,333,155	0.5
829,000		Dell, Inc.	8,173,940	0.5
70,600	@, L	First Solar, Inc.	1,563,437	0.1
314,400		Harris Corp.	16,103,568	1.1
319,500		Hewlett-Packard Co.	5,450,670	0.4
690,800		Microsoft Corp.	20,572,024	1.4
803,900	L	Nokia OYJ ADR	2,066,023	0.1
205,400		Texas Instruments, Inc.	5,658,770	0.4
			110,133,078	7.3
		Materials: 4.6%
125,200		Cliffs Natural Resources, Inc.	4,899,076	0.3
153,000		EI Du Pont de Nemours & Co.	7,691,310	0.5
549,293		International Paper Co.	19,950,322	1.4
252,300		MeadWestvaco Corp.	7,720,380	0.5
50,600		Newmont Mining Corp.	2,834,106	0.2
350,500		Nucor Corp.	13,410,130	0.9
255,000		Vulcan Materials Co.	12,061,500	0.8
			68,566,824	4.6
		Telecommunication Services: 4.3%
815,503		AT&T, Inc.	30,744,463	2.0
223,110		CenturyTel, Inc.	9,013,644	0.6
315,596		Telefonica S.A.	4,218,146	0.3
317,450		Verizon Communications, Inc.	14,466,196	1.0
2,007,334		Vodafone Group PLC	5,704,123	0.4
			64,146,572	4.3
		Utilities: 6.2%
171,900	@	AES Corp.	1,885,743	0.1
312,872		Duke Energy Corp.	20,274,105	1.4
237,500		Entergy Corp.	16,458,750	1.1
417,300		Exelon Corp.	14,847,534	1.0
144,900		FirstEnergy Corp.	6,390,090	0.4
644,400		NiSource, Inc.	16,419,312	1.1
69,600		Pinnacle West Capital Corp.	3,674,880	0.2
162,400		TECO Energy, Inc.	2,880,976	0.2
376,500		Xcel Energy, Inc.	10,432,815	0.7
			93,264,205	6.2
		Total Common Stock
		(Cost $1,217,555,930)	1,425,895,169	94.8

PREFERRED STOCK: 0.6%
		Consumer Discretionary: 0.6%
249,450	@, L	General Motors Co.	9,299,496	0.6

		Total Preferred Stock
		(Cost $12,600,169)	9,299,496	0.6

		Total Long-Term Investments
		(Cost $1,230,156,099)	1,435,194,665	95.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.4%

		Securities Lending Collateral(cc)(1): 1.1%
4,065,843		Citigroup, Inc., Repurchase Agreement dated 09/25/12, 0.25%, due 10/02/12 (Repurchase Amount $4,066,038, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $4,147,160, due 09/01/18-08/01/48)	$4,065,843	0.3
4,065,843		Deutsche Bank AG, Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $4,065,910, collateralized by various U.S. Government Securities, 0.500%-7.500%, Market Value plus accrued interest $4,147,160, due 06/30/14-03/31/19)	4,065,843	0.3

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
4,065,843		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.17%, due 10/01/12 (Repurchase Amount $4,065,900, collateralized by various U.S. Government Agency Obligations, 1.250%-5.870%, Market Value plus accrued interest $4,147,188, due 08/20/13-01/22/37)	$4,065,843	0.2
4,065,843		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $4,065,940, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $4,147,160, due 10/24/12-10/01/40)	4,065,843	0.3
855,968		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $855,986, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $873,087, due 07/01/41-09/01/42)	855,968	0.0
			17,119,340	1.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.3%
64,421,916		T. Rowe Price Reserve Investment Fund
		(Cost $64,421,916)	$64,421,916	4.3

		Total Short-Term Investments
		(Cost $81,541,256)	81,541,256	5.4

		Total Investments in Securities (Cost $1,311,697,355)	$1,516,735,921	100.8
		Liabilities in Excess of Other Assets	(11,612,273)	(0.8)
		Net Assets	$1,505,123,648	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $1,325,673,268.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$298,642,506
		Gross Unrealized Depreciation	(107,579,853)
		Net Unrealized Appreciation	$191,062,653

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$182,628,903	$4,704,922	$—	$187,333,825
Consumer Staples	98,979,759	—	—	98,979,759
Energy	192,582,125	—	—	192,582,125
Financials	299,102,171	—	—	299,102,171
Health Care	108,186,847	—	—	108,186,847
Industrials	203,599,763	—	—	203,599,763
Information Technology	110,133,078	—	—	110,133,078
Materials	68,566,824	—	—	68,566,824
Telecommunication Services	54,224,303	9,922,269	—	64,146,572
Utilities	93,264,205	—	—	93,264,205
Total Common Stock	1,411,267,978	14,627,191	—	1,425,895,169
Preferred Stock	9,299,496	—	—	9,299,496
Short-Term Investments	64,421,916	17,119,340	—	81,541,256
Total Investments, at fair value	$1,484,989,390	$31,746,531	$—	$1,516,735,921

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Australia: 3.3%
294,413		Amcor Ltd.	$2,362,306	1.0
128,475		Asciano Group	579,086	0.3
24,548		CSL Ltd.	1,167,597	0.5
41,422		Macquarie Group Ltd.	1,214,605	0.5
63,683		Orica Ltd.	1,637,671	0.7
52,304		Santos Ltd.	613,655	0.3
			7,574,920	3.3
		Belgium: 1.2%
33,336		Anheuser-Busch InBev NV	2,851,850	1.2

		Brazil: 5.4%
256,500		Banco Santander Brasil SA ADR	1,890,405	0.8
331,900		BM&F Bovespa S.A.	1,999,013	0.9
171,300		Itau Unibanco Holding S.A.	2,594,110	1.1
53,100		Lojas Renner SA	1,762,797	0.8
443,700		PDG Realty SA Empreendimentos e Participacoes	840,453	0.4
93,900		Petroleo Brasileiro SA ADR	2,072,373	0.9
107,300		Raia Drogasil SA	1,220,010	0.5
			12,379,161	5.4
		Canada: 4.4%
167,100		Eldorado Gold Corp.	2,547,888	1.1
57,000		Potash Corp. of Saskatchewan	2,474,940	1.1
33,800	L	Shoppers Drug Mart Corp.	1,407,216	0.6
42,400		Tim Hortons, Inc.	2,206,474	0.9
29,500	@	Valeant Pharmaceuticals International, Inc.	1,628,186	0.7
			10,264,704	4.4
		China: 7.9%
39,800	@	Baidu.com ADR	4,649,436	2.0
905,000		Belle International Holdings	1,635,466	0.7
1,074,000		China Construction Bank	740,727	0.3
1,032,000		China Unicom Ltd.	1,681,758	0.7
97,500		Hengan International Group Co., Ltd.	918,547	0.4
63,200		New Oriental Education & Technology Group ADR	1,053,544	0.5
1,598,000	L	Parkson Retail Group Ltd.	1,338,524	0.6
149,500		Ping An Insurance Group Co. of China Ltd.	1,118,515	0.5
546,600		Shanghai Pharmaceuticals Holding Co. Ltd.	1,008,873	0.4
52,400		Tencent Holdings Ltd.	1,774,038	0.8
941,000		Want Want China Holdings Ltd.	1,197,855	0.5
61,330	@	Youku.com, Inc. ADR	1,127,859	0.5
			18,245,142	7.9
		Denmark: 1.9%
23,735		Carlsberg A/S	2,102,700	0.9
14,506		Novo-Nordisk A/S	2,282,867	1.0
			4,385,567	1.9
		France: 5.4%
14,081		Air Liquide	1,745,354	0.7
196,319		AXA S.A.	2,922,733	1.3
50,155		Eutelsat Communications	1,611,458	0.7
21,681		Groupe Danone	1,334,011	0.6
22,022		Pernod-Ricard S.A.	2,470,220	1.1
41,307		Schneider Electric S.A.	2,442,211	1.0
			12,525,987	5.4
		Germany: 4.3%
14,622		Bayer AG	1,257,341	0.5
23,518		Brenntag AG	3,013,558	1.3
20,480		Deutsche Boerse AG	1,133,316	0.5
21,985		Fresenius AG	2,552,829	1.1
25,446		Henkel KGaA - Vorzug	2,026,993	0.9
			9,984,037	4.3
		Hong Kong: 3.4%
784,600		AIA Group Ltd.	2,907,282	1.3
543,000		Hang Lung Properties Ltd.	1,848,850	0.8
10,800		Jardine Matheson Holdings Ltd.	613,089	0.3
481,000		Kerry Properties Ltd.	2,425,572	1.0
			7,794,793	3.4
		India: 2.3%
73,811		Axis Bank Ltd. GDR	1,572,883	0.7
253,904		Bharti Airtel Ltd.	1,276,314	0.5
155,408		Housing Development Finance Corp.	2,276,567	1.0
5,500	L	Infosys Ltd. ADR	266,970	0.1
			5,392,734	2.3
		Indonesia: 1.1%
802,000		Bank Mandiri Persero TBK PT	684,355	0.3
913,500	@	Sarana Menara Nusantara PT	1,758,750	0.8
			2,443,105	1.1
		Ireland: 0.9%
28,400		Accenture PLC	1,988,852	0.9

		Italy: 0.1%
30,500		Prada SpA	226,595	0.1

		Japan: 10.4%
67,700		Bridgestone Corp.	1,570,115	0.7
5,800		Fanuc Ltd.	933,559	0.4
69,400		Honda Motor Co., Ltd.	2,144,831	0.9
397		Inpex Holdings, Inc.	2,360,065	1.0

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
2,368		Jupiter Telecommunications Co.	$2,403,198	1.0
121,300		Mitsui & Co., Ltd.	1,701,799	0.7
113,000		Mitsui Fudosan Co., Ltd.	2,258,039	1.0
47,400		Nippon Telegraph & Telephone Corp.	2,255,296	1.0
27,700	L	Sankyo Co., Ltd.	1,288,694	0.6
63,600		Softbank Corp.	2,571,445	1.1
144,300		Sony Financial Holdings, Inc.	2,460,284	1.1
49,900	L	Tokyo Electron Ltd.	2,125,742	0.9
			24,073,067	10.4
		Malaysia: 0.6%
528,000		CIMB Group Holdings Bhd	1,293,233	0.6

		Mexico: 0.6%
42,470		Fresnillo PLC	1,274,746	0.6

		Netherlands: 1.9%
27,584		ASML Holding NV	1,475,426	0.6
80,696		Royal Dutch Shell PLC - Class B	2,871,640	1.3
			4,347,066	1.9
		Norway: 0.8%
84,421	@	Subsea 7 SA	1,950,073	0.8

		Oman: 0.2%
83,000		BankMuscat SAOG GDR	473,100	0.2

		Portugal: 0.5%
65,080		Jeronimo Martins	1,086,481	0.5

		Russia: 1.1%
139,978		Sberbank of Russia ADR	1,641,942	0.7
43,405	@	X5 Retail Group N.V. GDR	914,996	0.4
			2,556,938	1.1
		South Korea: 2.7%
514		Amorepacific Corp.	545,714	0.2
6,678		Hyundai Mobis	1,856,518	0.8
3,148		Samsung Electronics Co., Ltd.	3,793,649	1.7
			6,195,881	2.7

		Spain: 0.4%
68,622		Telefonica S.A.	917,178	0.4

		Sweden: 1.6%
42,339		Assa Abloy AB	1,374,626	0.6
46,420		Atlas Copco AB - Class A	1,084,667	0.5
92,432		Elekta AB	1,220,306	0.5
			3,679,599	1.6
		Switzerland: 7.3%
78,026	@	ABB Ltd.	1,464,015	0.6
47,628		Cie Financiere Richemont SA	2,859,737	1.2
166,310	@	Credit Suisse Group	3,516,500	1.5
43,609	@	Julius Baer Group Ltd.	1,521,126	0.7
17,478		Kuehne & Nagel International AG	1,977,874	0.9
34,009		Nestle S.A.	2,145,879	0.9
754		SGS S.A.	1,550,550	0.7
18,311	@	Sonova Holding AG - Reg	1,852,715	0.8
			16,888,396	7.3
		Taiwan: 0.9%
696,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,141,087	0.9

		Turkey: 0.9%
20,455		BIM Birlesik Magazalar AS	853,392	0.4
271,460		Turkiye Garanti Bankasi A/S	1,134,065	0.5
			1,987,457	0.9
		United Arab Emirates: 0.8%
168,393	@	DP World Ltd.	1,891,039	0.8

		United Kingdom: 17.9%
48,418		Anglo American PLC	1,425,345	0.6
165,352		ARM Holdings PLC	1,543,343	0.7
106,464		BG Group PLC	2,154,276	0.9
76,075		BHP Billiton PLC	2,375,681	1.0
184,553		British Sky Broadcasting PLC	2,215,109	1.0
45,013		Burberry Group PLC	728,855	0.3
221,776		Capita Group PLC	2,777,551	1.2
242,078		Compass Group PLC	2,675,998	1.2
182,825		Experian Group Ltd.	3,044,176	1.3
110,577		GlaxoSmithKline PLC	2,552,415	1.1
160,922		HSBC Holdings PLC	1,494,931	0.6
44,153		Intertek Group PLC	1,957,523	0.9
195,486	@	Rolls-Royce Holdings PLC	2,666,768	1.2
27,532		SABMiller PLC	1,211,413	0.5
141,705		Serco Group PLC	1,328,945	0.6
132,698		Standard Chartered PLC	3,006,801	1.3
346,186		Tesco PLC	1,859,029	0.8
96,559		Tullow Oil PLC	2,142,084	0.9
311,805		WPP PLC	4,247,069	1.8
			41,407,312	17.9
		United States: 5.4%
71,400		Carnival Corp.	2,601,816	1.1
37,700		Las Vegas Sands Corp.	1,748,149	0.8
46,700	@	Liberty Global, Inc.	2,837,025	1.2
126,100	@, L	NII Holdings, Inc.	989,885	0.4
17,165	@, X	Peixe Urbano, Inc.	339,009	0.1
2,900	@	Priceline.com, Inc.	1,794,317	0.8

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States (continued)
30,400		Schlumberger Ltd.	$2,198,832	1.0
			12,509,033	5.4

		Total Common Stock
		(Cost $218,522,114)	220,729,133	95.6

PREFERRED STOCK: 0.1%
		United States: 0.1%
3,895	@	Peixe Urbano, Inc.	76,927	0.1

		Total Preferred Stock
		(Cost $128,227)	76,927	0.1

		Total Long-Term Investments
		(Cost $218,650,341)	220,806,060	95.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateral(cc)(1): 2.8%
1,547,809	Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,547,841, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,578,765, due 09/01/18-08/01/48)	$1,547,809	0.7
1,547,809	JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $1,547,840, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,578,769, due 02/23/14-04/01/48)	1,547,809	0.6
1,547,809	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,547,834, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,578,765, due 05/20/41-09/20/41)	1,547,809	0.7
1,547,809	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,547,846, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,578,765, due 10/24/12-10/01/40)	1,547,809	0.7
325,852	Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $325,859, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $332,369, due 07/01/41-09/01/42)	325,852	0.1
		6,517,088	2.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.3%
7,667,241		T. Rowe Price Reserve Investment Fund
		(Cost $7,667,241)	$7,667,241	3.3

		Total Short-Term Investments
		(Cost $14,184,329)	14,184,329	6.1

		Total Investments in Securities (Cost $232,834,670)	$234,990,389	101.8
		Liabilities in Excess of Other Assets	(4,092,369)	(1.8)
		Net Assets	$230,898,020	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $234,872,443.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$20,639,223
		Gross Unrealized Depreciation	(20,521,277)
		Net Unrealized Appreciation	$117,946

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of September 30, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	19.2%
Consumer Discretionary	18.3
Industrials	14.1
Consumer Staples	10.4
Information Technology	9.1
Energy	7.1
Materials	6.8
Health Care	6.6
Telecommunication Services	4.1
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$7,574,920	$—	$7,574,920
Belgium	—	2,851,850	—	2,851,850
Brazil	12,379,161	—	—	12,379,161
Canada	10,264,704	—	—	10,264,704
China	6,830,839	11,414,303	—	18,245,142
Denmark	—	4,385,567	—	4,385,567
France	—	12,525,987	—	12,525,987
Germany	—	9,984,037	—	9,984,037
Hong Kong	—	7,794,793	—	7,794,793
India	266,970	5,125,764	—	5,392,734
Indonesia	1,758,750	684,355	—	2,443,105
Ireland	1,988,852	—	—	1,988,852
Italy	—	226,595	—	226,595
Japan	2,403,198	21,669,869	—	24,073,067
Malaysia	—	1,293,233	—	1,293,233
Mexico	—	1,274,746	—	1,274,746
Netherlands	—	4,347,066	—	4,347,066
Norway	—	1,950,073	—	1,950,073
Oman	473,100	—	—	473,100
Portugal	—	1,086,481	—	1,086,481
Russia	1,641,942	914,996	—	2,556,938
South Korea	545,714	5,650,167	—	6,195,881
Spain	—	917,178	—	917,178
Sweden	—	3,679,599	—	3,679,599
Switzerland	—	16,888,396	—	16,888,396
Taiwan	—	2,141,087	—	2,141,087
Turkey	—	1,987,457	—	1,987,457
United Arab Emirates	—	1,891,039	—	1,891,039
United Kingdom	—	41,407,312	—	41,407,312
United States	12,170,024	339,009	—	12,509,033
Total Common Stock	50,723,254	170,005,879	—	220,729,133
Preferred Stock	—	76,927	—	76,927
Short-Term Investments	7,667,241	6,517,088	—	14,184,329
Total Investments, at fair value	$58,390,495	$176,599,894	$—	$234,990,389

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Austria: 0.3%
229,810		Telekom Austria AG	$1,625,136	0.3

		Brazil: 0.6%
55,330		Petroleo Brasileiro SA ADR	1,221,133	0.2
111,130		Vale SA ADR	1,929,217	0.4
			3,150,350	0.6
		Canada: 1.2%
455,100		Talisman Energy, Inc.	6,082,813	1.2

		China: 0.6%
165,500		China Mobile Ltd.	1,834,718	0.3
25,000		China Telecom Corp., Ltd. ADR ADR	1,449,250	0.3
			3,283,968	0.6
		France: 11.0%
167,500		Alstom	5,863,773	1.1
365,002		AXA S.A.	5,434,031	1.1
151,860		BNP Paribas	7,199,846	1.4
82,275		Cie Generale des Etablissements Michelin	6,442,274	1.3
699,560	@	Credit Agricole S.A.	4,811,819	0.9
290,480		France Telecom S.A.	3,517,590	0.7
122,300		Sanofi-Aventis	10,466,003	2.0
165,330		Total S.A.	8,225,154	1.6
225,049		Vivendi	4,385,532	0.9
			56,346,022	11.0
		Germany: 5.7%
527,700		Deutsche Lufthansa AG	7,161,458	1.4
74,211		Deutsche Post AG	1,449,764	0.3
37,540		Merck KGaA	4,634,048	0.9
33,920		Muenchener Rueckversicherungs AG	5,303,815	1.0
51,360		SAP AG	3,654,952	0.7
69,520		Siemens AG	6,953,429	1.4
			29,157,466	5.7
		Hong Kong: 0.4%
140,000		Cheung Kong Holdings Ltd.	2,045,221	0.4

		India: 0.6%
76,440		ICICI Bank Ltd. ADR	3,068,302	0.6

		Italy: 3.1%
259,567		ENI S.p.A.	5,690,609	1.1
2,995,557		Intesa Sanpaolo S.p.A.	4,567,761	0.9
1,398,491	@	UniCredit SpA	5,819,597	1.1
			16,077,967	3.1
		Japan: 3.2%
381,500		Konica Minolta Holdings, Inc.	2,934,762	0.6
1,283,000		Mazda Motor Corp.	1,497,482	0.3
28,900	L	Nintendo Co., Ltd.	3,670,963	0.7
342,600	L	Nissan Motor Co., Ltd.	2,915,766	0.6
136,700		Toyota Motor Corp.	5,359,915	1.0
			16,378,888	3.2
		Netherlands: 4.3%
74,112		Akzo Nobel NV	4,184,867	0.8
131,060		Randstad Holdings NV	4,356,164	0.9
205,666		Royal Dutch Shell PLC - Class B	7,318,811	1.4
225,240		Koninklijke Philips Electronics NV	5,258,780	1.0
63,582	@	SBM Offshore NV	905,908	0.2
			22,024,530	4.3
		Portugal: 0.3%
85,499		Galp Energia SGPS S.A.	1,385,151	0.3

		Russia: 0.8%
387,790		Gazprom OAO ADR	3,889,534	0.8

		Singapore: 3.2%
313,980		DBS Group Holdings Ltd.	3,667,366	0.7
570,980	@	Flextronics International Ltd.	3,425,880	0.7
3,607,000		Singapore Telecommunications Ltd.	9,392,443	1.8
			16,485,689	3.2
		South Korea: 3.0%
120,170		KB Financial Group, Inc.	4,259,474	0.8
9,237		Samsung Electronics Co., Ltd.	11,131,493	2.2
			15,390,967	3.0
		Spain: 0.6%
233,371		Telefonica S.A.	3,119,156	0.6

		Sweden: 0.7%
414,521		Telefonaktiebolaget LM Ericsson	3,780,881	0.7

		Switzerland: 5.1%
28,350	@	Adecco S.A.	1,353,255	0.3
285,770	@	Credit Suisse Group	6,042,391	1.2
50,040		Roche Holding AG - Genusschein	9,359,816	1.8
80,590	@	Swiss Re Ltd.	5,185,468	1.0
354,570	@	UBS AG - Reg	4,317,515	0.8
			26,258,445	5.1
		Taiwan: 0.9%
293,858		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,648,834	0.9

		Turkey: 0.6%
221,600	@	Turkcell Iletisim Hizmet AS ADR	3,355,024	0.6

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom 13.4%
1,104,186		Aviva PLC	$5,705,732	1.1
530,620		BAE Systems PLC	2,789,874	0.5
1,022,410		BP PLC	7,207,886	1.4
147,170		Carillion PLC	645,332	0.1
374,121	@	CRH PLC	7,202,048	1.4
338,530		GlaxoSmithKline PLC	7,814,183	1.5
557,910	@	HSBC Holdings PLC	5,188,375	1.0
2,711,470	@	International Consolidated Airlines Group SA	6,535,533	1.3
1,458,820		Kingfisher PLC	6,236,438	1.2
2,905,390	@	Lloyds TSB Group PLC	1,829,405	0.4
663,210		Rentokil Initial PLC	873,240	0.2
1,036,920		Tesco PLC	5,568,291	1.1
3,918,007		Vodafone Group PLC	11,133,569	2.2
			68,729,906	13.4
		United States: 38.4%
73,630		American Express Co.	4,186,602	0.8
155,310		Amgen, Inc.	13,095,739	2.6
161,640		Baker Hughes, Inc.	7,310,977	1.4
228,360		Bank of America Corp.	2,016,419	0.4
514,160	@	Brocade Communications Systems, Inc.	3,041,256	0.6
198,240		Chesapeake Energy Corp.	3,740,789	0.7
56,130		Chevron Corp.	6,542,513	1.3
443,070		Cisco Systems, Inc.	8,458,206	1.7
201,720		Citigroup, Inc.	6,600,278	1.3
251,300		Comcast Corp. — Class A	8,989,001	1.8
145,555		CVS Caremark Corp.	7,047,773	1.4
153,920		Dell, Inc.	1,517,651	0.3
57,410		FedEx Corp.	4,858,034	0.9
168,060		General Electric Co.	3,816,643	0.7
174,190		Halliburton Co.	5,868,461	1.1
193,110		Hewlett-Packard Co.	3,294,457	0.6
35,540		Home Depot, Inc.	2,145,550	0.4
90,650		JPMorgan Chase & Co.	3,669,512	0.7
144,030		Medtronic, Inc.	6,210,574	1.2
178,530		Merck & Co., Inc.	8,051,703	1.6
381,910		Microsoft Corp.	11,373,280	2.2
284,070		Morgan Stanley	4,755,332	0.9
169,800	@	Navistar International Corp.	3,581,082	0.7
213,230		News Corp. - Class A	5,230,532	1.0
134,080	@	Noble Corp.	4,797,382	0.9
124,310		Oracle Corp.	3,914,522	0.8
538,690		Pfizer, Inc.	13,386,446	2.6
33,560		Quest Diagnostics	2,128,711	0.4
1,312,477	@	Sprint Nextel Corp.	7,244,873	1.4
62,540		Target Corp.	3,969,414	0.8
80,290	@	TE Connectivity Ltd.	2,730,663	0.5
57,862		Time Warner Cable, Inc.	5,500,362	1.1
127,003		Time Warner, Inc.	5,757,046	1.1
76,450		United Parcel Service, Inc. - Class B	5,471,527	1.1
55,270		Viacom - Class B	2,961,919	0.6
75,230		Walt Disney Co.	3,933,024	0.8
			197,198,253	38.4

		Total Common Stock
		(Cost $539,739,541)	503,482,503	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateral(cc)(1): 1.1%
1,321,934	Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,321,961, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,348,373, due 09/01/18-08/01/48)	$1,321,934	0.3
1,321,934	JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $1,321,960, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,348,376, due 02/23/14-04/01/48)	1,321,934	0.2
1,321,934	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,321,956, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,348,373, due 05/20/41-09/20/41)	1,321,934	0.3

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
1,321,934		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,321,966, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,348,373, due 10/24/12-10/01/40)	$1,321,934	0.3
278,301		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $278,307, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $283,867, due 07/01/41-09/01/42)	278,301	0.0
			5,566,037	1.1
		Total Short-Term Investments
		(Cost $5,566,037)	5,566,037	1.1

		Total Investments in Securities (Cost $545,305,578)	$509,048,540	99.1
		Assets in Excess of Other Liabilities	4,516,113	0.9
		Net Assets	$513,564,653	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $545,685,864.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$66,325,901
		Gross Unrealized Depreciation	(102,963,225)
		Net Unrealized Depreciation	$(36,637,324)

Sector Diversification	Percentage of Net Assets
Financials	18 .5%
Health Care	14 .6
Energy	13 .6
Information Technology	13 .2
Consumer Discretionary	12 .0
Industrials	11 .9
Telecommunication Services	9 .1
Materials	2 .6
Consumer Staples	2 .5
Short-Term Investments	1 .1
Assets in Excess of Other Liabilities	0 .9
Net Assets	100 .0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Austria	$—	$1,625,136	$—	$1,625,136
Brazil	3,150,350	—	—	3,150,350
Canada	6,082,813	—	—	6,082,813
China	1,449,250	1,834,718	—	3,283,968
France	—	56,346,022	—	56,346,022
Germany	—	29,157,466	—	29,157,466
Hong Kong	—	2,045,221	—	2,045,221
India	3,068,302	—	—	3,068,302
Italy	—	16,077,967	—	16,077,967
Japan	—	16,378,888	—	16,378,888
Netherlands	—	22,024,530	—	22,024,530
Portugal	—	1,385,151	—	1,385,151
Russia	3,889,534	—	—	3,889,534
Singapore	3,425,880	13,059,809	—	16,485,689
South Korea	—	15,390,967	—	15,390,967
Spain	—	3,119,156	—	3,119,156
Sweden	—	3,780,881	—	3,780,881
Switzerland	—	26,258,445	—	26,258,445
Taiwan	4,648,834	—	—	4,648,834
Turkey	3,355,024	—	—	3,355,024
United Kingdom	—	68,729,906	—	68,729,906
United States	197,198,253	—	—	197,198,253
Total Common Stock	226,268,240	277,214,263	—	503,482,503
Short-Term Investments	—	5,566,037	—	5,566,037
Total Investments, at fair value	$226,268,240	$282,780,300	$—	$509,048,540

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 11.0%
27,774		Abercrombie & Fitch Co.	$942,094	0.0
121,643	@	Amazon.com, Inc.	30,936,248	0.7
33,940	@	Apollo Group, Inc. - Class A	985,957	0.0
12,992	@, L	Autonation, Inc.	567,361	0.0
12,591	@	Autozone, Inc.	4,654,515	0.1
78,086	@	Bed Bath & Beyond, Inc.	4,919,418	0.1
89,459		Best Buy Co., Inc.	1,537,800	0.0
20,035	@	Big Lots, Inc.	592,635	0.0
38,493	@	BorgWarner, Inc.	2,660,251	0.1
72,580		Cablevision Systems Corp.	1,150,393	0.0
76,806	@	Carmax, Inc.	2,173,610	0.1
150,408		Carnival Corp.	5,480,868	0.1
200,207		CBS Corp. - Class B	7,273,520	0.2
10,657	@	Chipotle Mexican Grill, Inc.	3,384,024	0.1
95,923		Coach, Inc.	5,373,606	0.1
900,020		Comcast Corp. – Class A	32,193,715	0.7
43,131		Darden Restaurants, Inc.	2,404,553	0.1
19,582	L	DeVry, Inc.	445,686	0.0
211,180	@	DIRECTV	11,078,503	0.3
83,130	@	Discovery Communications, Inc. - Class A	4,957,042	0.1
77,471	@	Dollar Tree, Inc.	3,739,913	0.1
93,435		D.R. Horton, Inc.	1,928,498	0.1
31,504		Expedia, Inc.	1,822,191	0.0
32,625		Family Dollar Stores, Inc.	2,163,037	0.1
1,282,842		Ford Motor Co.	12,648,822	0.3
18,418	@	Fossil, Inc.	1,560,005	0.0
41,516	L	GameStop Corp.	871,836	0.0
77,839		Gannett Co., Inc.	1,381,642	0.0
100,294		Gap, Inc.	3,588,519	0.1
52,169		Genuine Parts Co.	3,183,874	0.1
82,316	@	Goodyear Tire & Rubber Co.	1,003,432	0.0
91,184		H&R Block, Inc.	1,580,219	0.0
76,655		Harley-Davidson, Inc.	3,247,872	0.1
22,591		Harman International Industries, Inc.	1,042,801	0.0
38,985		Hasbro, Inc.	1,488,057	0.0
507,031		Home Depot, Inc.	30,609,461	0.7
89,840		International Game Technology	1,176,006	0.0
147,221		Interpublic Group of Cos., Inc.	1,637,098	0.0
47,898	L	JC Penney Co., Inc.	1,163,442	0.0
230,035		Johnson Controls, Inc.	6,302,959	0.2
72,568		Kohl’s Corp.	3,716,933	0.1
47,290		Leggett & Platt, Inc.	1,184,614	0.0
54,763	L	Lennar Corp.	1,904,110	0.1
383,632		Lowe’s Cos., Inc.	11,601,032	0.3
80,292		Limited Brands, Inc.	3,955,184	0.1
135,390		Macy’s, Inc.	5,093,372	0.1
84,681		Marriott International, Inc.	3,311,027	0.1
114,673		Mattel, Inc.	4,068,598	0.1
339,188		McDonald’s Corp.	31,120,499	0.7
94,246		McGraw-Hill Cos., Inc.	5,144,889	0.1
18,679	@, L	NetFlix, Inc.	1,016,885	0.0
97,139		Newell Rubbermaid, Inc.	1,854,384	0.1
684,783		News Corp. - Class A	16,797,727	0.4
123,656		Nike, Inc.	11,736,191	0.3
51,381		Nordstrom, Inc.	2,835,204	0.1
89,342		Omnicom Group	4,606,474	0.1
39,989	@	O’Reilly Automotive, Inc.	3,343,880	0.1
16,759	@	Priceline.com, Inc.	10,369,296	0.2
113,588	@	Pulte Homes, Inc.	1,760,614	0.0
20,543		Ralph Lauren Corp.	3,106,718	0.1
75,319		Ross Stores, Inc.	4,865,607	0.1
29,067		Scripps Networks Interactive - Class A	1,779,772	0.0
229,519		Staples, Inc.	2,644,059	0.1
255,628		Starbucks Corp.	12,973,121	0.3
66,084		Starwood Hotels & Resorts Worldwide, Inc.	3,830,229	0.1
220,272		Target Corp.	13,980,664	0.3
40,040		Tiffany & Co.	2,477,675	0.1
103,047		Time Warner Cable, Inc.	9,795,648	0.2
319,173		Time Warner, Inc.	14,468,112	0.3
247,589		TJX Cos., Inc.	11,089,511	0.3
36,863	@	TripAdvisor, Inc.	1,213,899	0.0
36,713	@	Urban Outfitters, Inc.	1,378,940	0.0
29,572		VF Corp.	4,712,594	0.1
159,237		Viacom - Class B	8,533,511	0.2
603,508		Walt Disney Co.	31,551,398	0.7
1,528	L	Washington Post	554,710	0.0
26,083		Whirlpool Corp.	2,162,542	0.1
47,826		Wyndham Worldwide Corp.	2,509,908	0.1
26,711		Wynn Resorts Ltd.	3,083,518	0.1
153,326		Yum! Brands, Inc.	10,171,647	0.2
			478,156,179	11.0
		Consumer Staples: 10.8%
683,748		Altria Group, Inc.	22,830,346	0.5
221,527		Archer-Daniels-Midland Co.	6,021,104	0.1
145,327		Avon Products, Inc.	2,317,966	0.1
53,268		Beam, Inc.	3,065,041	0.1
50,939		Brown-Forman Corp.	3,323,770	0.1
60,584		Campbell Soup Co.	2,109,535	0.0
43,596		Clorox Co.	3,141,092	0.1
1,302,238		Coca-Cola Co.	49,393,887	1.1
93,113		Coca-Cola Enterprises, Inc.	2,911,644	0.1
149,919		Colgate-Palmolive Co.	16,074,315	0.4
136,583		ConAgra Foods, Inc.	3,768,325	0.1
49,510	@	Constellation Brands, Inc.	1,601,649	0.0
145,421		Costco Wholesale Corp.	14,560,278	0.3
427,919		CVS Caremark Corp.	20,719,838	0.5
62,172	@	Dean Foods Co.	1,016,512	0.0
70,821		Dr Pepper Snapple Group, Inc.	3,153,659	0.1
80,747		Estee Lauder Cos., Inc.	4,971,593	0.1
218,052		General Mills, Inc.	8,689,372	0.2
51,008		Hershey Co.	3,615,957	0.1
107,711		HJ Heinz Co.	6,026,430	0.1
45,095		Hormel Foods Corp.	1,318,578	0.0
36,816		JM Smucker Co.	3,178,325	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2012 (Unaudited)(continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
83,025		Kellogg Co.	$4,289,072	0.1
132,823		Kimberly-Clark Corp.	11,393,557	0.3
596,907		Kraft Foods, Inc.	24,682,104	0.6
183,205		Kroger Co.	4,312,646	0.1
43,933		Lorillard, Inc.	5,115,998	0.1
44,612		McCormick & Co., Inc.	2,767,728	0.1
68,537		Mead Johnson Nutrition Co.	5,022,391	0.1
52,342		Molson Coors Brewing Co.	2,358,007	0.1
51,628	@	Monster Beverage Corp.	2,796,172	0.1
523,456		PepsiCo, Inc.	37,044,981	0.8
566,996		Philip Morris International, Inc.	50,995,620	1.2
926,406		Procter & Gamble Co.	64,255,520	1.5
110,311		Reynolds American, Inc.	4,780,879	0.1
80,557	L	Safeway, Inc.	1,296,162	0.0
197,306		Sysco Corp.	6,169,759	0.1
97,392		Tyson Foods, Inc.	1,560,220	0.0
288,285		Walgreen Co.	10,505,105	0.2
565,314		Wal-Mart Stores, Inc.	41,720,173	1.0
57,766		Whole Foods Market, Inc.	5,626,408	0.1
			470,501,718	10.8
		Energy: 11.3%
74,117	@	Alpha Natural Resources, Inc.	486,949	0.0
168,068		Anadarko Petroleum Corp.	11,751,315	0.3
131,586		Apache Corp.	11,378,241	0.3
147,847		Baker Hughes, Inc.	6,687,120	0.2
70,631		Cabot Oil & Gas Corp.	3,171,332	0.1
82,837	@	Cameron International Corp.	4,644,671	0.1
174,572		Chesapeake Energy Corp.	3,294,174	0.1
659,970		Chevron Corp.	76,926,103	1.8
408,516		ConocoPhillips	23,358,945	0.5
76,564		Consol Energy, Inc.	2,300,748	0.1
131,580	@	Denbury Resources, Inc.	2,126,333	0.1
126,531		Devon Energy Corp.	7,655,125	0.2
23,382		Diamond Offshore Drilling	1,538,769	0.0
78,048	@	Ensco PLC	4,258,299	0.1
90,824		EOG Resources, Inc.	10,176,829	0.2
50,317		EQT Corp.	2,968,703	0.1
1,552,580		ExxonMobil Corp.	141,983,441	3.3
80,182	@	FMC Technologies, Inc.	3,712,427	0.1
312,051		Halliburton Co.	10,512,998	0.2
35,551		Helmerich & Payne, Inc.	1,692,583	0.0
99,936		Hess Corp.	5,368,562	0.1
191,876		Kinder Morgan, Inc./Delaware	6,815,435	0.2
237,129		Marathon Oil Corp.	7,011,904	0.2
113,787		Marathon Petroleum Corp.	6,211,632	0.1
62,072		Murphy Oil Corp.	3,332,646	0.1
97,672	@	Nabors Industries Ltd.	1,370,338	0.0
143,428		National Oilwell Varco, Inc.	11,490,017	0.3
45,402	@	Newfield Exploration Co.	1,421,991	0.0
84,964	@	Noble Corp.	3,040,012	0.1
59,813		Noble Energy, Inc.	5,545,263	0.1
272,428		Occidental Petroleum Corp.	23,445,154	0.5
90,255		Peabody Energy Corp.	2,011,784	0.1
210,867		Phillips 66	9,777,903	0.2
41,384		Pioneer Natural Resources Co.	4,320,490	0.1
59,793		QEP Resources, Inc.	1,893,046	0.0
54,653		Range Resources Corp.	3,818,605	0.1
41,774	@	Rowan Companies PLC	1,410,708	0.0
446,349		Schlumberger Ltd.	32,284,423	0.7
117,109	@	Southwestern Energy Co.	4,073,051	0.1
219,595		Spectra Energy Corp.	6,447,309	0.2
35,189		Sunoco, Inc.	1,647,901	0.0
47,021		Tesoro Corp.	1,970,180	0.0
185,534		Valero Energy Corp.	5,877,717	0.1
210,714		Williams Cos., Inc.	7,368,669	0.2
66,947	@	WPX Energy, Inc.	1,110,651	0.0
			489,690,496	11.3
		Financials: 14.5%
114,055		ACE Ltd.	8,622,558	0.2
157,505		Aflac, Inc.	7,541,339	0.2
163,107		Allstate Corp.	6,460,668	0.2
331,736		American Express Co.	18,862,509	0.4
392,273	@	American International Group, Inc.	12,862,632	0.3
132,913		American Tower Corp.	9,488,659	0.2
70,880		Ameriprise Financial, Inc.	4,018,187	0.1
108,468	@	Aon PLC	5,671,792	0.1
48,954		Apartment Investment & Management Co.	1,272,314	0.0
27,274		Assurant, Inc.	1,017,320	0.0
32,596		AvalonBay Communities, Inc.	4,432,730	0.1
3,624,847		Bank of America Corp.	32,007,399	0.7
397,332		Bank of New York Mellon Corp.	8,987,650	0.2
235,153		BB&T Corp.	7,797,673	0.2
616,814	@	Berkshire Hathaway, Inc.	54,402,995	1.3
43,036		Blackrock, Inc.	7,673,319	0.2
50,710		Boston Properties, Inc.	5,609,033	0.1
189,056		Capital One Financial Corp.	10,778,083	0.3
101,566	@	CBRE Group, Inc.	1,869,830	0.0
368,552		Charles Schwab Corp.	4,713,780	0.1
89,419		Chubb Corp.	6,820,881	0.2
49,199		Cincinnati Financial Corp.	1,864,150	0.0
986,347		Citigroup, Inc.	32,273,274	0.7
102,895		CME Group, Inc.	5,895,883	0.1
65,083		Comerica, Inc.	2,020,827	0.0
173,192		Discover Financial Services	6,880,918	0.2
86,367	@	E*Trade Financial Corp.	760,893	0.0
101,247		Equity Residential	5,824,740	0.1
31,520	L	Federated Investors, Inc.	652,149	0.0
309,079		Fifth Third Bancorp.	4,793,815	0.1
83,960		First Horizon National Corp.	808,535	0.0
46,482		Franklin Resources, Inc.	5,813,504	0.1
165,361	@	Genworth Financial, Inc.	864,838	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2012 (Unaudited)(continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
151,578		Goldman Sachs Group, Inc.	$17,231,387	0.4
146,496		Hartford Financial Services Group, Inc.	2,847,882	0.1
144,472		HCP, Inc.	6,426,115	0.2
76,879		Health Care Real Estate Investment Trust, Inc.	4,439,762	0.1
243,043		Host Hotels & Resorts, Inc.	3,900,840	0.1
159,875		Hudson City Bancorp., Inc.	1,272,605	0.0
288,725		Huntington Bancshares, Inc.	1,992,203	0.0
24,474	@	IntercontinentalExchange, Inc.	3,265,076	0.1
149,753	@	Invesco Ltd.	3,742,327	0.1
1,277,718		JPMorgan Chase & Co.	51,722,025	1.2
317,336		Keycorp	2,773,517	0.1
136,881		Kimco Realty Corp.	2,774,578	0.1
40,430		Legg Mason, Inc.	997,812	0.0
66,636		Leucadia National Corp.	1,515,969	0.0
93,901		Lincoln National Corp.	2,271,465	0.1
105,118		Loews Corp.	4,337,169	0.1
40,481		M&T Bank Corp.	3,852,172	0.1
183,042		Marsh & McLennan Cos., Inc.	6,210,615	0.1
357,291		Metlife, Inc.	12,312,248	0.3
65,051		Moody’s Corp.	2,873,303	0.1
465,126		Morgan Stanley	7,786,209	0.2
39,856		Nasdaq Stock Market, Inc.	928,446	0.0
73,618		Northern Trust Corp.	3,416,979	0.1
82,743		NYSE Euronext	2,039,615	0.0
118,268		People’s United Financial, Inc.	1,435,774	0.0
54,329		Plum Creek Timber Co., Inc.	2,381,783	0.1
178,067		PNC Financial Services Group, Inc.	11,236,028	0.3
93,308		Principal Financial Group, Inc.	2,513,718	0.1
188,501		Progressive Corp.	3,909,511	0.1
154,950		ProLogis, Inc.	5,427,899	0.1
156,740		Prudential Financial, Inc.	8,543,897	0.2
48,474		Public Storage, Inc.	6,746,127	0.2
475,381		Regions Financial Corp.	3,427,497	0.1
102,026		Simon Property Group, Inc.	15,488,567	0.4
157,885		SLM Corp.	2,481,952	0.1
161,148		State Street Corp.	6,761,770	0.2
181,121		SunTrust Bank	5,120,291	0.1
85,378		T. Rowe Price Group, Inc.	5,404,427	0.1
32,088		Torchmark Corp.	1,647,719	0.0
129,616		Travelers Cos., Inc.	8,847,588	0.2
94,226		UnumProvident Corp.	1,811,024	0.0
637,488		US Bancorp.	21,865,838	0.5
99,350		Ventas, Inc.	6,184,538	0.1
56,875		Vornado Realty Trust	4,609,719	0.1
1,652,306		Wells Fargo & Co.	57,054,126	1.3
180,880		Weyerhaeuser Co.	4,728,203	0.1
102,825		XL Group PLC	2,470,885	0.1
61,939		Zions Bancorp.	1,279,350	0.0
			631,673,427	14.5
		Health Care: 11.9%
527,849		Abbott Laboratories	36,189,327	0.8
112,409		Aetna, Inc.	4,451,396	0.1
117,200		Agilent Technologies, Inc.	4,506,340	0.1
64,936	@	Alexion Pharmaceuticals, Inc.	7,428,678	0.2
103,440		Allergan, Inc.	9,473,035	0.2
84,639		AmerisourceBergen Corp.	3,276,376	0.1
259,250		Amgen, Inc.	21,859,960	0.5
184,063		Baxter International, Inc.	11,091,636	0.3
67,121		Becton Dickinson & Co.	5,273,026	0.1
79,496	@	Biogen Idec, Inc.	11,863,188	0.3
477,278	@	Boston Scientific Corp.	2,739,576	0.1
564,743		Bristol-Myers Squibb Co.	19,060,076	0.4
114,725		Cardinal Health, Inc.	4,470,833	0.1
74,642	@	CareFusion Corp.	2,119,086	0.0
145,111	@	Celgene Corp.	11,086,480	0.2
48,940	@	Cerner Corp.	3,788,445	0.1
96,992		Cigna Corp.	4,575,113	0.1
45,022		Coventry Health Care, Inc.	1,876,967	0.0
161,482	@	Covidien PLC	9,595,260	0.2
26,223		CR Bard, Inc.	2,744,237	0.1
28,637	@	DaVita, Inc.	2,967,080	0.1
47,690		Densply International, Inc.	1,818,897	0.0
38,921	@	Edwards Lifesciences Corp.	4,178,948	0.1
343,474		Eli Lilly & Co.	16,284,102	0.4
272,698	@	Express Scripts Holding Co.	17,089,984	0.4
78,643	@	Forest Laboratories, Inc.	2,800,477	0.1
254,474	@	Gilead Sciences, Inc.	16,879,260	0.4
55,536	@	Hospira, Inc.	1,822,692	0.0
54,393		Humana, Inc.	3,815,669	0.1
13,432	@	Intuitive Surgical, Inc.	6,657,302	0.1
927,336		Johnson & Johnson	63,902,724	1.5
32,257	@	Laboratory Corp. of America Holdings	2,982,805	0.1
58,961	@	Life Technologies Corp.	2,882,014	0.1
79,383		McKesson Corp.	6,829,320	0.2
343,126		Medtronic, Inc.	14,795,593	0.3
1,024,404		Merck & Co., Inc.	46,200,620	1.1
136,522	@	Mylan Laboratories	3,331,137	0.1
28,579		Patterson Cos., Inc.	978,545	0.0
38,368		PerkinElmer, Inc.	1,130,705	0.0
29,564		Perrigo Co.	3,434,450	0.1
2,512,375		Pfizer, Inc.	62,432,519	1.4
53,397		Quest Diagnostics	3,386,972	0.1
105,605		St. Jude Medical, Inc.	4,449,139	0.1
97,252		Stryker Corp.	5,413,046	0.1
140,172	@	Tenet Healthcare Corp.	878,878	0.0
122,955		Thermo Fisher Scientific, Inc.	7,233,443	0.2
347,353		UnitedHealth Group, Inc.	19,246,830	0.4
37,240	@	Varian Medical Systems, Inc.	2,246,317	0.0
29,532	@	Waters Corp.	2,460,902	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2012 (Unaudited)(continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
42,934	@	Watson Pharmaceuticals, Inc.	$3,656,259	0.1
109,378		WellPoint, Inc.	6,345,018	0.1
58,759		Zimmer Holdings, Inc.	3,973,284	0.1
			519,973,966	11.9
		Industrials: 9.7%
213,925		3M Co.	19,770,948	0.5
34,128		Avery Dennison Corp.	1,085,953	0.0
227,582		Boeing Co.	15,844,259	0.4
219,729		Caterpillar, Inc.	18,905,483	0.4
54,313		CH Robinson Worldwide, Inc.	3,180,026	0.1
36,175		Cintas Corp.	1,499,454	0.0
53,774	@	Cooper Industries PLC	4,036,276	0.1
349,803		CSX Corp.	7,258,412	0.2
59,562		Cummins, Inc.	5,492,212	0.1
196,463		Danaher Corp.	10,834,934	0.2
131,738		Deere & Co.	10,867,068	0.2
61,488		Dover Corp.	3,657,921	0.1
15,097		Dun & Bradstreet Corp./The	1,202,023	0.0
113,553		Eaton Corp.	5,366,515	0.1
244,637		Emerson Electric Co.	11,808,628	0.3
40,317		Equifax, Inc.	1,877,966	0.0
70,817		Expeditors International Washington, Inc.	2,574,906	0.1
90,647		Fastenal Co.	3,896,915	0.1
98,222		FedEx Corp.	8,311,546	0.2
17,198		Flowserve Corp.	2,196,873	0.1
56,197		Fluor Corp.	3,162,767	0.1
111,539		General Dynamics Corp.	7,374,959	0.2
3,551,487		General Electric Co.	80,654,270	1.9
262,546		Honeywell International, Inc.	15,687,123	0.4
145,073		Illinois Tool Works, Inc.	8,627,491	0.2
96,424		Ingersoll-Rand PLC	4,321,724	0.1
50,804		Iron Mountain, Inc.	1,732,924	0.0
43,639	@	Jacobs Engineering Group, Inc.	1,764,325	0.0
35,613		Joy Global, Inc.	1,996,465	0.0
32,477		L-3 Communications Holdings, Inc.	2,328,926	0.1
90,568		Lockheed Martin Corp.	8,457,240	0.2
120,112		Masco Corp.	1,807,686	0.0
107,471		Norfolk Southern Corp.	6,838,380	0.2
83,150		Northrop Grumman Corp.	5,523,654	0.1
118,903		Paccar, Inc.	4,759,093	0.1
39,085		Pall Corp.	2,481,507	0.1
50,266		Parker Hannifin Corp.	4,201,232	0.1
67,486	L	Pitney Bowes, Inc.	932,657	0.0
48,889		Precision Castparts Corp.	7,985,529	0.2
71,685	@	Quanta Services, Inc.	1,770,619	0.0
111,676		Raytheon Co.	6,383,400	0.1
100,747		Republic Services, Inc.	2,771,550	0.1
47,696		Robert Half International, Inc.	1,270,144	0.0
47,427		Rockwell Automation, Inc.	3,298,548	0.1
47,814		Rockwell Collins, Inc.	2,564,743	0.1
32,899		Roper Industries, Inc.	3,615,271	0.1
60,645	L	RR Donnelley & Sons Co.	642,837	0.0
17,196		Ryder System, Inc.	671,676	0.0
19,563		Snap-On, Inc.	1,405,993	0.0
249,934		Southwest Airlines Co.	2,191,921	0.0
56,552		Stanley Black & Decker, Inc.	4,312,090	0.1
28,810	@	Stericycle, Inc.	2,607,881	0.1
94,496		Textron, Inc.	2,472,960	0.1
154,680		Tyco International Ltd.	8,702,297	0.2
159,299		Union Pacific Corp.	18,908,791	0.4
241,781		United Parcel Service, Inc. - Class B	17,304,266	0.4
282,147		United Technologies Corp.	22,089,289	0.5
146,564		Waste Management, Inc.	4,701,773	0.1
20,160		WW Grainger, Inc.	4,200,739	0.1
62,425		Xylem, Inc.	1,569,989	0.0
			423,763,047	9.7
		Information Technology: 20.0%
213,517		Accenture PLC	14,952,595	0.3
165,406	@	Adobe Systems, Inc.	5,369,079	0.1
202,290	@, L	Advanced Micro Devices, Inc.	681,717	0.0
59,542	@	Akamai Technologies, Inc.	2,278,077	0.1
107,606		Altera Corp.	3,656,990	0.1
54,149		Amphenol Corp.	3,188,293	0.1
100,538		Analog Devices, Inc.	3,940,084	0.1
315,299		Apple, Inc.	210,386,411	4.8
416,234		Applied Materials, Inc.	4,647,253	0.1
76,361	@	Autodesk, Inc.	2,548,167	0.1
162,965		Automatic Data Processing, Inc.	9,559,527	0.2
49,346	@	BMC Software, Inc.	2,047,366	0.0
172,980		Broadcom Corp.	5,981,648	0.1
115,167		CA, Inc.	2,967,278	0.1
1,779,323		Cisco Systems, Inc.	33,967,276	0.8
62,887	@	Citrix Systems, Inc.	4,815,258	0.1
100,423	@	Cognizant Technology Solutions Corp.	7,021,576	0.2
52,246		Computer Sciences Corp.	1,682,844	0.0
500,834		Corning, Inc.	6,585,967	0.2
490,088		Dell, Inc.	4,832,268	0.1
390,102	@	eBay, Inc.	18,884,838	0.4
107,093	@	Electronic Arts, Inc.	1,359,010	0.0
705,909	@	EMC Corp.	19,250,138	0.4
26,582	@	F5 Networks, Inc.	2,783,135	0.1
84,230		Fidelity National Information Services, Inc.	2,629,661	0.1
20,185	@, L	First Solar, Inc.	446,997	0.0
45,633	@	Fiserv, Inc.	3,378,211	0.1
50,807		Flir Systems, Inc.	1,014,870	0.0
89,099	@	Google, Inc. - Class A	67,225,195	1.5
38,089		Harris Corp.	1,950,919	0.0
661,322		Hewlett-Packard Co.	11,282,153	0.3
361,313		International Business Machines Corp.	74,954,382	1.7
1,682,769		Intel Corp.	38,165,201	0.9
92,850		Intuit, Inc.	5,467,008	0.1
62,894		Jabil Circuit, Inc.	1,177,376	0.0
78,006	@	JDS Uniphase Corp.	966,104	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2012 (Unaudited)(continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
177,119	@	Juniper Networks, Inc.	$3,030,506	0.1
56,008		KLA-Tencor Corp.	2,671,862	0.1
61,319	@	Lam Research Corp.	1,949,024	0.0
23,638		Lexmark International, Inc.	525,945	0.0
77,452		Linear Technology Corp.	2,466,846	0.1
187,538	@	LSI Logic Corp.	1,295,888	0.0
36,100		Mastercard, Inc.	16,298,428	0.4
65,149		Microchip Technology, Inc.	2,132,978	0.1
342,250	@	Micron Technology, Inc.	2,048,366	0.1
2,537,794		Microsoft Corp.	75,575,505	1.7
46,313		Molex, Inc.	1,217,106	0.0
96,300		Motorola Solutions, Inc.	4,867,965	0.1
122,202	@	NetApp, Inc.	4,018,002	0.1
208,362	@	Nvidia Corp.	2,779,549	0.1
1,280,948		Oracle Corp.	40,337,052	0.9
108,594		Paychex, Inc.	3,615,094	0.1
572,925		Qualcomm, Inc.	35,802,083	0.8
64,925	@	Red Hat, Inc.	3,696,829	0.1
95,430		SAIC, Inc.	1,148,977	0.0
43,013	@	Salesforce.com, Inc.	6,567,655	0.2
81,245	@	Sandisk Corp.	3,528,470	0.1
118,924	@	Seagate Technology	3,686,644	0.1
236,439	@	Symantec Corp.	4,255,902	0.1
143,895	@	TE Connectivity Ltd.	4,893,869	0.1
56,709	@	Teradata Corp.	4,276,426	0.1
63,097	@	Teradyne, Inc.	897,239	0.0
382,687		Texas Instruments, Inc.	10,543,027	0.2
54,402		Total System Services, Inc.	1,289,327	0.0
52,604	@	VeriSign, Inc.	2,561,289	0.1
175,803		Visa, Inc.	23,606,827	0.5
74,851		Western Digital Corp.	2,898,979	0.1
202,616		Western Union Co.	3,691,664	0.1
439,681		Xerox Corp.	3,227,259	0.1
88,182		Xilinx, Inc.	2,946,161	0.1
350,635	@	Yahoo!, Inc.	5,601,394	0.1
			871,995,009	20.0
		Materials: 3.5%
71,208		Air Products & Chemicals, Inc.	5,888,902	0.1
23,322		Airgas, Inc.	1,919,401	0.1
358,852		Alcoa, Inc.	3,175,840	0.1
36,049		Allegheny Technologies, Inc.	1,149,963	0.0
52,066		Ball Corp.	2,202,912	0.1
34,739		Bemis Co., Inc.	1,093,236	0.0
21,089		CF Industries Holdings, Inc.	4,686,819	0.1
47,928		Cliffs Natural Resources, Inc.	1,875,423	0.1
402,986		Dow Chemical Co.	11,670,475	0.3
51,435		Eastman Chemical Co.	2,932,309	0.1
88,549		Ecolab, Inc.	5,738,861	0.1
312,933		EI Du Pont de Nemours & Co.	15,731,142	0.4
46,188		FMC Corp.	2,557,891	0.1
319,282		Freeport-McMoRan Copper & Gold, Inc.	12,637,182	0.3
27,405		International Flavors & Fragrances, Inc.	1,632,790	0.0
147,099		International Paper Co.	5,342,636	0.1
114,099		LyondellBasell Industries NV	5,894,354	0.1
58,395		MeadWestvaco Corp.	1,786,887	0.0
179,259		Monsanto Co.	16,316,154	0.4
93,020		Mosaic Co/The	5,358,882	0.1
166,886		Newmont Mining Corp.	9,347,285	0.2
106,778		Nucor Corp.	4,085,326	0.1
55,522	@	Owens-Illinois, Inc.	1,041,593	0.0
51,357		PPG Industries, Inc.	5,897,838	0.1
100,291		Praxair, Inc.	10,418,229	0.2
58,776		Sealed Air Corp.	908,677	0.0
28,652		Sherwin-Williams Co.	4,266,569	0.1
40,619		Sigma-Aldrich Corp.	2,923,349	0.1
24,731		Titanium Metals Corp.	317,299	0.0
48,529	L	United States Steel Corp.	925,448	0.0
43,522		Vulcan Materials Co.	2,058,591	0.1
			151,782,263	3.5
		Telecommunication Services: 3.3%
1,940,414		AT&T, Inc.	73,153,608	1.7
209,430		CenturyTel, Inc.	8,460,972	0.2
98,564	@	Crown Castle International Corp.	6,317,952	0.2
335,856	L	Frontier Communications Corp.	1,645,694	0.0
106,348	@	MetroPCS Communications, Inc.	1,245,335	0.0
1,009,184	@	Sprint Nextel Corp.	5,570,696	0.1
958,226		Verizon Communications, Inc.	43,666,359	1.0
197,774		Windstream Corp.	1,999,495	0.1
			142,060,111	3.3
		Utilities: 3.5%
208,820	@	AES Corp.	2,290,755	0.1
39,527		AGL Resources, Inc.	1,617,049	0.0
81,611		Ameren Corp.	2,666,231	0.1
163,099		American Electric Power Co., Inc.	7,166,570	0.2
143,753		CenterPoint Energy, Inc.	3,061,939	0.1
89,129		CMS Energy Corp.	2,098,988	0.1
98,515		Consolidated Edison, Inc.	5,900,063	0.1
192,849		Dominion Resources, Inc.	10,209,426	0.2
57,771		DTE Energy Co.	3,462,794	0.1
236,834		Duke Energy Corp.	15,346,843	0.4
109,588		Edison International	5,007,076	0.1
59,642		Entergy Corp.	4,133,191	0.1
287,101		Exelon Corp.	10,215,054	0.2
140,668		FirstEnergy Corp.	6,203,459	0.1
26,206		Integrys Energy Group, Inc.	1,367,953	0.0
142,196		NextEra Energy, Inc.	10,000,645	0.2
95,829		NiSource, Inc.	2,441,723	0.1
105,549		Northeast Utilities	4,035,138	0.1
76,637		NRG Energy, Inc.	1,639,265	0.0
68,971		Oneok, Inc.	3,331,989	0.1
76,987	L	Pepco Holdings, Inc.	1,455,054	0.0
143,442		Pacific Gas & Electric Co.	6,120,670	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2012 (Unaudited)(continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
36,846		Pinnacle West Capital Corp.	$1,945,469	0.1
195,332		PPL Corp.	5,674,395	0.1
170,173		Public Service Enterprise Group, Inc.	5,476,167	0.1
44,163		SCANA Corp.	2,131,748	0.1
75,606		Sempra Energy	4,875,831	0.1
294,240		Southern Co.	13,561,522	0.3
68,478		TECO Energy, Inc.	1,214,800	0.0
77,512		Wisconsin Energy Corp.	2,919,877	0.1
163,990		Xcel Energy, Inc.	4,544,163	0.1
			152,115,847	3.5
		Total Common Stock
		(Cost $3,388,646,020)	4,331,712,063	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Securities Lending Collateral(cc)(1): 0.3%
3,283,972		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $3,284,039, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $3,349,651, due 09/01/18-08/01/48)	$3,283,972	0.1
3,283,972		JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $3,284,037, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $3,349,660, due 02/23/14-04/01/48)	3,283,972	0.0
3,283,972		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $3,284,026, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $3,349,651, due 05/20/41-09/20/41)	3,283,972	0.1
3,283,972		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $3,284,050, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,349,652, due 10/24/12-10/01/40)	3,283,972	0.1
691,359		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $691,373, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $705,186, due 07/01/41-09/01/42)	691,359	0.0
			13,827,247	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
16,655,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $16,655,000)	$16,655,000	0.4

		Total Short-Term Investments
		(Cost $30,482,247)	30,482,247	0.7

		Total Investments in Securities (Cost $3,419,128,267)	$4,362,194,310	100.2
		Liabilities in Excess of Other Assets	(8,174,216)	(0.2)
		Net Assets	$4,354,020,094	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $3,487,638,785.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,069,852,972
		Gross Unrealized Depreciation	(195,297,447)
		Net Unrealized Appreciation	$874,555,525

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of September 30, 2012 (Unaudited)(continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$4,331,712,063	$—	$—	$4,331,712,063
Short-Term Investments	16,655,000	13,827,247	—	30,482,247
Total Investments, at fair value	$4,348,367,063	$13,827,247	$—	$4,362,194,310
Liabilities Table
Other Financial Instruments+
Futures	$(279,792)	$—	$—	$(279,792)
Total Liabilities	$(279,792)	$—	$—	$(279,792)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

                        There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

ING U.S. Stock Index Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	344	12/21/12	$24,668,240	$(279,792)
			$24,668,240	$(279,792)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 20, 2012